                                 VANGUARD(R) MUNICIPAL BOND FUNDS

                        Semiannual Report - April 30, 2001

[PHOTO]

BOND

INCLUDED WITHIN THIS
REPORT:


VANGUARD TAX-EXEMPT
MONEY MARKET FUND

VANGUARD SHORT-TERM
TAX-EXEMPT FUND

VANGUARD LIMITED-TERM
TAX-EXEMPT FUND

VANGUARD INTERMEDIATE-TERM
TAX-EXEMPT FUND

VANGUARD INSURED LONG-TERM
TAX-EXEMPT FUND

VANGUARD LONG-TERM
TAX-EXEMPT FUND

VANGUARD HIGH-YIELD
TAX-EXEMPT FUND


                                           [THE VANGUARD GROUP LOGO]

                                  SOME LESSONS
                                FROM THE MARKETS

Although the past year has been a trying period for many investors, it reinforced some investment truths worth keeping in mind as you build and maintain your portfolio. These include:

       - THINGS CHANGE. It's difficult--bordering on impossible--to consistently or precisely predict when the financial markets will turn up or down, when the economy will accelerate or slow, and which investments will lead or lag. Don't risk your hard-earned money by betting on such forecasts.

       - DIVERSIFICATION MATTERS. If you build and maintain a portfolio that includes different asset classes--as well as types of securities within asset classes--you give yourself a valuable buffer against severe damage from any one market segment. True, your diversified portfolio will never top the short-term performance charts. But a balanced investment approach will help you to meet your financial goals without taking undue risks.

       - PERSPECTIVE IS PARAMOUNT. Market declines are always painful. Yet they're inevitable if you seek the long-term rewards of investing. If you keep your focus on your long-term goals, you'll find periodic downturns much easier to endure, and you'll avoid making emotion-driven mistakes.

SUMMARY


- The half-year ended April 30, 2001, was an excellent period for Vanguard Municipal Bond Funds, both on an absolute basis and relative to competing funds.

-  Interest rates generally declined during the half-year and bond prices rose.

- Long-term municipal bonds outperformed long-term Treasury bonds, but returns of short-term munis fell short of the returns of short-term Treasuries

CONTENTS

 1   Letter from the Chairman

 7   Report from the Adviser

 9   Fund Profiles

16   Glossary of Investment Terms

17   Performance Summaries

21   Financial Statements

LETTER
   from the Chairman


Fellow Shareholder,

Prices of municipal bonds generally rose during the six months ended April 30, 2001, helping vanguard municipal bond funds to provide solid returns. Each of our seven funds earned a return that topped that of its average peer.

       The adjacent table presents each fund's six-month total return (capital change plus reinvested dividends), along with a breakdown of its capital and income components. The table also shows each fund's yield as of April 30. Included also are the returns for the recently introduced Admiral(TM) Shares for five of our funds--a class of shares for long-standing shareholders or those with high balances. (Further information about Admiral Shares is presented on pages 4 and 5.)

COMPONENTS OF                                           SIX MONTHS ENDED
TOTAL RETURNS                                             APRIL 30, 2001

                                                                     SEC
TAX-EXEMPT                     TOTAL   INCOME       CAPITAL   ANNUALIZED
FUND                          RETURN   RETURN        RETURN       YIELD*
------------------------------------------------------------------------
Money Market**                  1.8%     1.8%          0.0%        3.98%
Short-Term                      3.0      2.1           0.9         3.36
Limited-Term                    3.8      2.3           1.5         3.93
Intermediate-Term               4.0      2.5           1.5         4.22
Insured Long-Term               4.7      2.6           2.1         4.60
Long-Term                       4.7      2.6           2.1         4.74
High-Yield                      4.8      2.9           1.9         5.26
------------------------------------------------------------------------


ADMIRAL SHARES (SINCE FEBRUARY 12, 2001, INCEPTION)
------------------------------------------------------------------------
Short-Term                      0.8%     0.9%         -0.1%        3.42%
Limited-Term                    0.3      0.9          -0.6         3.99
Intermediate-Term              -0.4      1.0          -1.4         4.28
Insured Long-Term              -0.9      1.1          -2.0         4.66
Long-Term                      -1.0      1.1          -2.1         4.80
------------------------------------------------------------------------


 *7-day yield for Tax-Exempt Money Market Fund; 30-day yield for other funds.

**An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund

       It's important to note that semiannual returns for bond funds account for only half of the year's interest income, while price changes reflect current movements in interest rates--rising when rates fall and falling when rates rise. For perspective, we present a full year's interest income in the returns in the table at the top of page 2. Keep in mind that although bond prices can swing dramatically, over the long run it is interest income that accounts for virtually all of a bond fund's total return. The income dividends paid by our funds are generally free from federal income taxes.


                                      -----

       The table on page 4 compares the returns of each of our funds with those of tax-exempt funds with similar maturities. And in the table following this letter, we present each fund's net asset value at the beginning and end of the fiscal half-year, along with the per-share amount of income dividends for the six- and twelve-month periods. The Performance Summaries on pages 17 through 20 show the returns of each fund's Investor Shares for various periods, compared with those of an appropriate unmanaged index.

COMPONENTS OF                           TWELVE MONTHS ENDED
TOTAL RETURNS                                APRIL 30, 2001

TAX-EXEMPT                   TOTAL      INCOME      CAPITAL
FUND                        RETURN      RETURN       RETURN
------------------------------------------------------------
Money Market                  4.0%        4.0%         0.0%
Short-Term                    5.7         4.3          1.4
Limited-Term                  7.6         4.6          3.0
Intermediate-Term             9.3         5.2          4.1
Insured Long-Term            10.9         5.6          5.3
Long-Term                    10.8         5.6          5.2
High-Yield                   10.6         6.0          4.6
------------------------------------------------------------

FINANCIAL MARKETS IN REVIEW

U.S. economic growth slackened during the six months ended April 30. Signs of the slowdown were plentiful: Some high-profile companies--many of them technology firms--failed to meet market expectations for earnings. As stock prices fell, companies jammed the brakes on spending and announced tens of thousands of layoffs. Unemployment rose and consumer confidence--always tied tightly to the health of the job market--fell from historically high levels. Amid concerns that the downturn could lead to a recession, stock markets declined worldwide. But bonds, bolstered by falling interest rates, recorded solid gains.

       Real gross domestic product (GDP), which tracks the inflation-adjusted production of goods and services, rose at an annualized rate of just 1.0% during the fourth quarter of 2000, down from an amazing pace of 8.3% a year earlier. Concerned that growth might disappear entirely, the Federal Reserve Board's Open Market Committee (FOMC) started a campaign to stimulate the economy, lowering its target for short-term interest rates by 50 basis points (0.50

MARKET BAROMETER                                             TOTAL RETURNS
                                              PERIODS ENDED APRIL 30, 2001

                                                  SIX      ONE       FIVE
                                               MONTHS     YEAR     YEARS*
-------------------------------------------------------------------------
Lehman Aggregate Bond Index (Entire market)      6.2%    12.4%       7.5%
Lehman 10 Year Municipal Bond Index              4.0      9.9        6.4
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                       2.8      5.9        5.3
-------------------------------------------------------------------------
S&P 500 Index (Large-caps)                     -12.1%   -13.0%      15.6%
Russell 2000 Index (Small-caps)                 -1.8     -2.9        8.3
Wilshire 5000 Index (Entire market)            -13.1    -14.1       13.6
MSCIEAFE Index (International)                  -7.9    -16.1        4.5
-------------------------------------------------------------------------
Consumer Price Index                             1.7%     3.3%       2.5%
-------------------------------------------------------------------------

*Annualized.


                                      -----
percentage point) on January 3 in a rare move between its regularly scheduled meetings. Through the end of April, the FOMC enacted three more rate cuts of 50 basis points each. GDP growth for the first quarter of 2001 (+1.3%, annualized) was also lackluster.

RATE DECLINE BUOYS BONDS

In this bond-friendly environment, prices generally rose. Yields declined for all but the longest-term Treasuries. Short-term securities, which are most sensitive to Fed action, registered the steepest declines during the half-year, falling more than 2.5 percentage points to 3.88% on April 30. Yields of 10-year Treasuries declined about 40 basis points (0.40 percentage point) to 5.34%, and yields of 30-year Treasury bonds held steady at 5.79%. The Lehman Brothers Aggregate Bond Index, a measure of the overall market for taxable bonds, returned 6.2% during the six months.

       In the municipal bond market, yields fell across all maturities, but not quite as much as for Treasuries. Yields of top-quality, 30-year munis dipped 20 basis points to 5.32%, while the yields of 10-year munis declined 18 basis points to 4.53%. The Lehman 10 Year Municipal Bond Index returned 4.0% for the period.

--------------------------------------------------------------------------------
IN THE MUNICIPAL BOND MARKET, YIELDS FELL ACROSS ALL MATURITIES, BUT NOT QUITE AS MUCH AS TREASURIES.
--------------------------------------------------------------------------------

       For investors in high tax brackets, the relatively narrow gap between Treasury and muni yields makes munis quite attractive. Because a municipal bond's interest income is exempt from federal income tax, a 4.53% yield on a municipal bond is equivalent to a 7.5% yield on a taxable U.S. Treasury bond.

       The Report from the Adviser that begins on page 7 provides more details about the municipal bond market.

STOCKS CONTINUE TO SLIDE

U.S. stocks remained volatile during the six months. Share prices for technology companies, in particular, were highly unstable: In the final two months of 2000, tech stocks continued to plummet from peaks reached in March of that year. They recovered a bit as the new year began, but then sank again on worries about earnings, valuations, and the economic outlook. For the half-year, the tech-dominated Nasdaq Composite Index declined -36.9%.

       The broader market followed a similarly bumpy path, but with smaller peaks and valleys. The overall market, as represented by the Wilshire 5000 Total Market Index, returned -13.1% during the six months. However, there were pockets of strength in the U.S. stock market. Value stocks--those with below-average prices in relation to such measures as earnings and book value--performed well. Indexes of growth stocks, meanwhile, posted double-digit declines, led lower by technology issues.


                                      -----

PERFORMANCE OVERVIEW

Of our seven funds, the High-Yield Tax-Exempt Fund recorded the largest margin over its average peer, topping the return of the average high-yield municipal fund by 2.4 percentage points. The adjacent table compares our results with those of our peers, and illustrates what we call the Vanguard Advantage. This advantage comes from our low costs and the excellent investment management of Vanguard Fixed Income Group.


TOTAL RETURNS                              SIX MONTHS ENDED
                                             APRIL 30, 2001

                                       AVERAGE
TAX-EXEMPT             VANGUARD      COMPETING     VANGUARD
FUND                       FUND          FUND*    ADVANTAGE
-----------------------------------------------------------
Money Market               1.8%          1.6%         +0.2%
Short-Term                 3.0           2.9**        +0.1
Limited-Term               3.8           3.2          +0.6
Intermediate-Term          4.0           3.8          +0.2
Insured Long-Term          4.7           3.8          +0.9
Long-Term                  4.7           3.8          +0.9
High-Yield                 4.8           2.4          +2.4
-----------------------------------------------------------

 *Derived from data provided by Lipper Inc.

**Adjusted to exclude funds with a dollar-weighted average maturity greater than two years as of March 31, 2001.


       Overall, our funds turned in an excellent six months. It's important to note that although our funds have maturities that are similar to those of their peers, our credit quality is generally higher. Though bonds with lower credit quality provide higher yields than higher-quality securities, we can offer competitive returns and higher quality because of our low costs. The reason is simple math. Fund costs such as administrative and operating expenses are deducted directly from a fund's interest income. By keeping expenses much lower than those of our peers--on average, our funds' Investor Shares charge 0.19% of assets ($1.90 per $1,000 invested) annually, compared with as much as 1.23% ($12.30 per $1,000) for the average high-yield municipal fund, according to Lipper Inc.--we can maintain a higher credit quality than most peers without sacrificing return.

A NOTE ABOUT OUR LIMITED-TERM FUND

In March, the board of trustees of Vanguard Limited-Term Tax-Exempt Fund approved a change that permits the fund to invest in bonds with maturities greater than 10 years. Previously, the fund had been restricted from buying these securities. The change allows the fund to earn a slightly higher level of interest income without measurably increasing the fund's overall risk. In addition, the move will increase the fund's investment flexibility by broadening the pool of securities from which our adviser can select.

A FEW WORDS ABOUT ADMIRAL SHARES

In November, Vanguard introduced Admiral Shares, an innovative program to recognize the cost savings that long-tenured and large accounts bring to


                                      -----
the administration of mutual funds. Admiral Shares return these savings to the investors who create them.

       All owners of the Admiral Shares of our funds are proportional owners of the fund's assets--the underlying securities in which the fund invests. But Admiral shareholders benefit from an annual expense ratio that's even lower than that of our Investor Shares--for example, just 0.13% for Admiral Shares of our Short-Term Tax-Exempt Fund versus 0.19% for the fund's Investor Shares.

       Admiral Shares, which were introduced for the Municipal Bond Funds in February, are available to the owners of accounts that meet one of the following criteria:

       - The fund account was established at least ten years ago and has a balance of $50,000 or more, and the shareholder is registered for online account access at our website, Vanguard.com.

       - The fund account was established at least three years ago and has a balance of $150,000 or more, and the shareholder is registered for online account access at Vanguard.com.

       - There is a balance of $250,000 or more in the fund account.

IN SUMMARY

It wasn't long ago that commentators who were caught up in the late-1990s bull market were telling us to dump bonds and put everything in large-cap growth stocks. Unfortunately, it took a severe decline in stocks to convince some investors of the rashness of such an investment approach.

       We have long believed in the wisdom of diversification. Building a portfolio of stock funds, bond funds, and short-term reserves--and resisting the temptation to shift your investment mix in reaction to the whims of the financial markets--continues to be solid counsel for every investor. We hope you follow this time-tested advice, and we appreciate the trust you have shown in our investment philosophy.

Sincerely,
                                                                         [PHOTO]
/s/ JOHN J. BRENNAN                                              JOHN J. BRENNAN
                                                                    CHAIRMAN AND
                                                         CHIEF EXECUTIVE OFFICER

May 16, 2001
                                      -----

FUND STATISTICS

INVESTOR SHARES

                                                             PERIODS ENDED APRIL 30, 2001
                            NET ASSET VALUE         ----------------------------------------------
                               PER SHARE                 SIX MONTHS              TWELVE MONTHS
--------------------------------------------------------------------------------------------------
TAX-EXEMPT             OCTOBER 31,    APRIL 30,        INCOME    CAPITAL        INCOME    CAPITAL
FUND                          2000         2001     DIVIDENDS      GAINS     DIVIDENDS      GAINS
--------------------------------------------------------------------------------------------------
Money Market               $  1.00      $  1.00        $0.018       0.00        $0.039       0.00
Short-Term                   15.50        15.64         0.321       0.00         0.644       0.00
Limited-Term                 10.64        10.80         0.237       0.00         0.475       0.00
Intermediate-Term            13.05        13.25         0.320       0.00         0.644       0.00
Insured Long-Term            12.14        12.39         0.314       0.00         0.638       0.00
Long-Term                    10.73        10.95         0.280       0.00         0.566       0.00
High-Yield                   10.31        10.51         0.288       0.00         0.579       0.00
--------------------------------------------------------------------------------------------------

ADMIRAL SHARES

                                      NET ASSET VALUE
                                 PER SHARE SINCE INCEPTION
                      ---------------------------------------------------
TAX-EXEMPT            FEBRUARY 12,    APRIL 30,        INCOME    CAPITAL
FUND                          2001         2001     DIVIDENDS      GAINS
-------------------------------------------------------------------------
Short-Term                  $15.66       $15.64        $0.138       0.00
Limited-Term                 10.87        10.80         0.102       0.00
Intermediate-Term            13.44        13.25         0.137       0.00
Insured Long-Term            12.64        12.39         0.135       0.00
Long-Term                    11.18        10.95         0.120       0.00
-------------------------------------------------------------------------



                                      -----

REPORT
   from the Adviser                                  VANGUARD FIXED INCOME GROUP


During the six months ended April 30, 2001, yields of municipal bonds declined and prices rose. The vanguard municipal bond funds earned solid total returns for the fiscal half-year, as price increases supplemented interest income.

THE ECONOMY

The story of the past six months has been one of rapid deceleration in economic growth. The U.S. economy grew at an annual rate of 1% during the final three months of 2000 and 1.3% in the first quarter of 2001. This is a far cry from the 5.6% pace recorded less than a year earlier.

       Several key readings on the economy pointed toward continuing tough times. Unemployment inched upward, consumer confidence tumbled, and corporate profits sank. Not all the news was bad, however. In particular, the housing market, which was buoyed by a decline in rates on mortgage loans, remained strong.

       The Federal Reserve Board tried to reverse the economy's slide by lowering interest rates on four occasions during the six months, dropping its target for short-term loans between banks by a total of 2 percentage points. (The Fed moved again two weeks after the close of our fiscal half-year, dropping rates by an additional 50 basis points, or 0.50 percentage point.) Whether the Fed has acted aggressively enough to stave off a recession remains to be seen.

       President Bush's tax-cut plan would reduce marginal tax rates for American taxpayers, but details are not final. An evenly divided Congress should lead to lively debate and some form of compromise.

THE MUNICIPAL BOND MARKET

During the past six months, many state and local governments experienced a marked change in their financial well-being. The economic slowdown and the stock market slump have combined to put municipalities in a revenue squeeze by reducing government coffers that had been brimming with cash. Tax receipts will suffer in several ways: taxes on capital gains will evaporate, tax revenue from compensation will dip as the value of stock options decline, and payroll taxes will


                                      -----
                                        7
decrease as a result of layoffs. At the same time, many municipalities have not acted quickly enough to adjust their expenses to the new economic environment.

       The supply of municipal bonds rose during the period, with new issuance about 133% higher than a year earlier. The swell was the result of financing for new projects--up about 19% from a year ago--and lower interest rates, which have made it possible for state and local governments to refinance outstanding bonds. New issuance for refinancing was up more than 73% from the year before.

       Across maturities, yields of municipal bonds fell during the six months, though the decline was most dramatic at the shorter end of the bond spectrum. Overall, long-term municipal bonds outperformed long-term Treasuries during the six months, while short-term munis underperformed short-term Treasuries. The yield of a high-quality, 30-year municipal bond slipped 20 basis points to 5.32%, while the yield of the 30-year U.S. Treasury bond remained at 5.79%. For bonds with a maturity of 1 year, yields declined 1.25 percentage points for munis and 2.24 percentage points for Treasuries.

       In the state of California, two significant events weighed heavily on the municipal bond market: the implosion of the technology sector--on which the California economy is heavily dependent--and the power crisis. The power crisis has dealt an especially harsh blow. One of the main utilities has filed for bankruptcy protection, while the state has been dipping into its cash reserves to purchase power--to the tune of an estimated $55 million per day. The consequent drop in California's general fund has hurt the state's financial position and prompted Standard & Poor's to lower the state's credit rating to A+ from AA.

       As a result, municipal securities that originated in California have underperformed the broad muni market, with returns lower by 10 to 55 basis points over the past six months. The impact of California's troubles, however, has been relatively muted in our portfolios because our exposure to the state's bonds is somewhat lower than California's overall weight in the municipal market.

OUR INVESTMENT APPROACH

As always, the portfolios of the Vanguard Municipal Bond Funds operate at low cost and are managed with the aim of taking prudent risks. This long-standing approach has allowed us to provide long-term returns that are superior to those of a majority of our peers.


Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
Reid O. Smith, Principal

May 16, 2001

INVESTMENT PHILOSOPHY

EACH FUND HOLDS A DIVERSIFIED GROUP OF MUNICIPAL BONDS DESIGNED TO PRODUCE A HIGH LEVEL OF CURRENT, TAX-EXEMPT INCOME CONSISTENT WITH EACH FUND'S MATURITY AND QUALITY MANDATES. IN MANAGING THE FUNDS, VANGUARD FIXED INCOME GROUP FOLLOWS A DISCIPLINED INVESTMENT POLICY, MEETING WELL-DEFINED STANDARDS FOR CREDIT QUALITY AND KEEPING EACH FUND WITHIN ITS STATED MATURITY RANGE, WHILE SEEKING TO EXCEED, WITH REASONABLE CONSISTENCY OVER THE LONG TERM, AVERAGE RETURNS ACHIEVED BY COMPARABLE FUNDS.



                                    -----

FUND PROFILE                                                AS OF APRIL 30, 2001
   for Tax-Exempt Money Market Fund


This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 16.

------------------------------------------------------
 FINANCIAL ATTRIBUTES
 Yield                                            4.0%
 Average Maturity                              34 days
 Average Quality                                 MIG-1
 Expense Ratio                                  0.19%*
------------------------------------------------------

------------------------------------------------------
 LARGEST STATE CONCENTRATIONS
   (% OF TOTAL NET ASSETS)
 Texas                                           16.6%
 Illinois                                         9.2
 Colorado                                         5.7
 Florida                                          5.6
 Georgia                                          5.4
 Michigan                                         4.7
 Pennsylvania                                     4.6
 Missouri                                         4.1
 New Mexico                                       3.5
 Kentucky                                         3.2
------------------------------------------------------
 Top Ten                                         62.6%
------------------------------------------------------

 *Annualized.

------------------------------------------------------
 DISTRIBUTION BY
   CREDIT QUALITY
   (% OF PORTFOLIO)
 MIG-1/SP-1                               72.3%
 A-1/P-1                                  26.0
 AAA/AA                                    1.7
 A                                         0.0
------------------------------------------------------
 Total                                   100.0%


                                         [COMPUTER GRAPHIC]    VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.


                                      -----

FUND PROFILE                                                AS OF APRIL 30, 2001
   for Short-Term Tax-Exempt Fund


This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 16.

-----------------------------------------------------------
 FINANCIAL ATTRIBUTES
                                                     LEHMAN
                             FUND   BEST FIT*       INDEX**
-----------------------------------------------------------
 Number of Issues             251       5,146        40,569
 Yield                       3.4%        3.7%          4.7%
 Yield--Admiral Shares       3.4%        3.7%          4.7%
 Yield to Maturity           3.4%          --            --
 Average Coupon              5.3%        5.5%          5.4%
 Average Maturity        467 days   3.0 years    13.6 years
 Average Quality               AA         AA+           AA+
 Average Duration       1.2 years   2.6 years     7.6 years
 Expense Ratio             0.19%+          --            --
 Expense Ratio--
   Admiral Shares          0.13%+          --            --
 Cash Investments            1.4%          --            --
-----------------------------------------------------------

-----------------------------------------------------------
 VOLATILITY MEASURES
                                                     LEHMAN
                     FUND    BEST FIT*      FUND    INDEX**
-----------------------------------------------------------
 R-Squared           0.89         1.00      0.61       1.00
 Beta                0.43         1.00      0.15       1.00
-----------------------------------------------------------

-----------------------------------------------------------
 LARGEST STATE CONCENTRATIONS
   (% OF TOTAL NET ASSETS)
 Texas                                                13.8%
 New York                                              7.3
 California                                            6.1
 Ohio                                                  5.7
 Pennsylvania                                          4.7
 New Jersey                                            4.6
 Massachusetts                                         3.8
 Wisconsin                                             3.2
 Washington                                            3.2
 Florida                                               3.2
-----------------------------------------------------------
 Top Ten                                              55.6%
-----------------------------------------------------------

 *Lehman 3 Year Municipal Bond Index.

**Lehman Municipal Bond Index.

 +Annualized.



----------------------------------------------
 DISTRIBUTION BY
   CREDIT QUALITY
   (% OF PORTFOLIO)
 AAA                                     43.4%
 AA                                      44.5
 A                                        3.5
 BBB                                      8.3
 BB                                       0.0
 B                                        0.0
 Not Rated                                0.3
----------------------------------------------
 Total                                  100.0%
----------------------------------------------

------------------------------------
 DISTRIBUTION BY MATURITY
   (% OF PORTFOLIO)
 Under 1 Year                  47.1%
 1-3 Years                     44.6
 3-5 Years                      8.3
 Over 5 Years                   0.0
------------------------------------
 Total                        100.0%
------------------------------------

[INVESTMENT FOCUS BAR CHART]

------------------------------------
 INVESTMENT FOCUS
------------------------------------
AVERAGE MATURITY              SHORT
CREDIT QUALITY                HIGH



                                      -----

FUND PROFILE                                                AS OF APRIL 30, 2001
   for Limited-Term Tax-Exempt Fund


This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 16.

---------------------------------------------------------
 FINANCIAL ATTRIBUTES
                                                   LEHMAN
                             FUND  BEST FIT*      INDEX**
---------------------------------------------------------
 Number of Issues             364      5,146       40,569
 Yield                       3.9%       3.7%         4.7%
 Yield--Admiral Shares       4.0%       3.7%         4.7%
 Yield to Maturity           4.0%         --           --
 Average Coupon              4.6%       5.5%         5.4%
 Average Maturity       3.2 years  3.0 years   13.6 years
 Average Quality               AA        AA+          AA+
 Average Duration       2.8 years  2.6 years    7.6 years
 Expense Ratio             0.19%+         --           --
 Expense Ratio--
   Admiral Shares          0.13%+         --           --
 Cash Investments            1.2%         --           --
---------------------------------------------------------

----------------------------------------------------------
 VOLATILITY MEASURES
                                                    LEHMAN
                      FUND  BEST FIT*      FUND    INDEX**
----------------------------------------------------------
 R-Squared            0.96       1.00      0.80       1.00
 Beta                 1.05       1.00      0.41       1.00
----------------------------------------------------------

----------------------------------------------------------
 LARGEST STATE CONCENTRATIONS
   (% OF TOTAL NET ASSETS)
 Texas                                               12.4%
 New York                                             7.3
 Illinois                                             7.2
 Michigan                                             5.5
 Colorado                                             5.2
 Ohio                                                 5.1
 Washington                                           4.4
 Pennsylvania                                         4.0
 Georgia                                              3.7
 California                                           3.6
----------------------------------------------------------
 Top Ten                                             58.4%
----------------------------------------------------------

 *Lehman 3 Year Municipal Bond Index.

**Lehman Municipal Bond Index.

 +Annualized.


------------------------------------
 DISTRIBUTION BY
   CREDIT QUALITY
   (% OF PORTFOLIO)
 AAA                           53.7%
 AA                            24.4
 A                              8.3
 BBB                           10.9
 BB                             1.6
 B                              0.0
 Not Rated                      1.1
------------------------------------
 Total                        100.0%
------------------------------------

------------------------------------
 DISTRIBUTION BY MATURITY
   (% OF PORTFOLIO)
 Under 1 Year                  14.7%
 1-3 Years                     35.8
 3-5 Years                     31.2
 Over 5 Years                  18.3
------------------------------------
 Total                        100.0%
------------------------------------

[INVESTMENT FOCUS BAR CHART]

------------------------------------
 INVESTMENT FOCUS
------------------------------------
AVERAGE MATURITY              SHORT
CREDIT QUALITY                HIGH
------------------------------------

                                         [COMPUTER GRAPHIC]    VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.


                                      -----

FUND PROFILE                                                AS OF APRIL 30, 2001
   for Intermediate-Term Tax-Exempt Fund


This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 16.

-----------------------------------------------------------
 FINANCIAL ATTRIBUTES
                                                    LEHMAN
                             FUND   BEST FIT*      INDEX**
-----------------------------------------------------------
 Number of Issues           1,061       4,254       40,569
 Yield                       4.2%        4.3%         4.7%
 Yield--Admiral Shares       4.3%        4.3%         4.7%
 Yield to Maturity           4.4%          --           --
 Average Coupon              5.4%        5.3%         5.4%
 Average Maturity       6.5 years   6.9 years   13.6 years
 Average Quality              AA+         AA+          AA+
 Average Duration       5.2 years   5.3 years    7.6 years
 Expense Ratio             0.19%+          --           --
 Expense Ratio--
   Admiral Shares          0.13%+          --           --
 Cash Investments            0.0%          --           --
-----------------------------------------------------------

-------------------------------------------------------
 VOLATILITY MEASURES
                                                LEHMAN
                  FUND  BEST FIT*      FUND    INDEX**
-------------------------------------------------------
 R-Squared        0.95       1.00      0.94       1.00
 Beta             1.00       1.00      0.83       1.00
-------------------------------------------------------


-------------------------------------------------------
 LARGEST STATE CONCENTRATIONS
   (% OF TOTAL NET ASSETS)
 Texas                                           12.9%
 New York                                        11.4
 Massachusetts                                    7.2
 California                                       7.1
 New Jersey                                       6.8
 Pennsylvania                                     5.8
 Illinois                                         4.6
 Florida                                          3.7
 Georgia                                          3.7
 Nevada                                           3.3
-------------------------------------------------------
 Top Ten                                         66.5%
-------------------------------------------------------

 *Lehman 7 Year Municipal Bond Index.

**Lehman Municipal Bond Index.

 +Annualized.

------------------------------------
 DISTRIBUTION BY
   CREDIT QUALITY
   (% OF PORTFOLIO)
 AAA                           63.0%
 AA                            26.0
 A                              2.7
 BBB                            7.7
 BB                             0.6
 B                              0.0
 Not Rated                      0.0
------------------------------------
 Total                        100.0%
------------------------------------

------------------------------------
 DISTRIBUTION BY MATURITY
   (% OF PORTFOLIO)
 Under 1 Year                   8.9%
 1-5 Years                     31.5
 5-10 Years                    41.7
 10-20 Years                   17.8
 20-30 Years                    0.1
 Over 30 Years                  0.0
------------------------------------
 Total                        100.0%
------------------------------------

[INVESTMENT FOCUS BAR CHART]

------------------------------------
 INVESTMENT FOCUS
------------------------------------
AVERAGE MATURITY              MEDIUM
CREDIT QUALITY                HIGH
------------------------------------


                                      -----

FUND PROFILE                                                AS OF APRIL 30, 2001
   for Insured Long-Term Tax-Exempt Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 16.

----------------------------------------------------------
 FINANCIAL ATTRIBUTES
                                                    LEHMAN
                             FUND   BEST FIT*      INDEX**
----------------------------------------------------------
 Number of Issues             277       7,622       40,569
 Yield                       4.6%        4.6%         4.7%
 Yield--Admiral Shares       4.7%        4.6%         4.7%
 Yield to Maturity           5.4%          --           --
 Average Coupon              5.1%        5.4%         5.4%
 Average Maturity      10.7 years   9.9 years   13.6 years
 Average Quality              AAA         AA+          AA+
 Average Duration       7.0 years   6.8 years    7.6 years
 Expense Ratio             0.19%+          --           --
 Expense Ratio--
   Admiral Shares          0.13%+          --           --
 Cash Investments            0.6%          --           --
----------------------------------------------------------

------------------------------------------------------
 VOLATILITY MEASURES
                                                LEHMAN
                  FUND  BEST FIT*      FUND    INDEX**
------------------------------------------------------
 R-Squared        0.92       1.00      0.98       1.00
 Beta             1.16       1.00      1.22       1.00
------------------------------------------------------

------------------------------------------------------
 LARGEST STATE CONCENTRATIONS
   (% OF TOTAL NET ASSETS)
 Texas                                           10.1%
 New Jersey                                       8.2
 New York                                         7.2
 Florida                                          7.1
 Illinois                                         6.6
 Pennsylvania                                     5.3
 Massachusetts                                    5.0
 California                                       4.6
 Nebraska                                         4.3
 Colorado                                         4.0
------------------------------------------------------
 Top Ten                                         62.4%
------------------------------------------------------

 *Lehman 10 Year Municipal Bond Index.

**Lehman Municipal Bond Index.

 +Annualized.

------------------------------------
 DISTRIBUTION BY
   CREDIT QUALITY
   (% OF PORTFOLIO)
 AAA                           93.1%
 AA                             6.9
 A                              0.0
 BBB                            0.0
 BB                             0.0
 B                              0.0
 Not Rated                      0.0
------------------------------------
 Total                        100.0%
------------------------------------

------------------------------------
 DISTRIBUTION BY MATURITY
   (% OF PORTFOLIO)
 Under 1 Year                   7.6%
 1-5 Years                     11.6
 5-10 Years                    36.1
 10-20 Years                   29.8
 20-30 Years                   12.0
 Over 30 Years                  2.9
------------------------------------
 Total                        100.0%
------------------------------------


[INVESTMENT FOCUS BAR CHART]

------------------------------------
 INVESTMENT FOCUS
------------------------------------
AVERAGE MATURITY              LONG
CREDIT QUALITY                HIGH
------------------------------------


                                         [COMPUTER GRAPHIC]    VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.


                                      -----

FUND PROFILE                                                AS OF APRIL 30, 2001
   for Long-Term Tax-Exempt Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 16.


---------------------------------------------------------
 FINANCIAL ATTRIBUTES
                                                   LEHMAN
                              FUND  BEST FIT*     INDEX**
---------------------------------------------------------
 Number of Issues              234      7,622      40,569
 Yield                        4.7%       4.6%        4.7%
 Yield--Admiral Shares        4.8%       4.6%        4.7%
 Yield to Maturity            4.9%         --          --
 Average Coupon               4.7%       5.4%        5.4%
 Average Maturity       11.1 years  9.9 years  13.6 years
 Average Quality               AA+        AA+         AA+
 Average Duration        7.7 years  6.8 years   7.6 years
 Expense Ratio              0.18%+         --          --
 Expense Ratio--
   Admiral Shares           0.13%+         --          --
 Cash Investments             0.3%         --          --
---------------------------------------------------------

------------------------------------------------------
 VOLATILITY MEASURES
                                                LEHMAN
                  FUND  BEST FIT*      FUND    INDEX**
------------------------------------------------------
 R-Squared        0.90       1.00      0.98       1.00
 Beta             1.14       1.00      1.21       1.00
------------------------------------------------------

------------------------------------------------------
 LARGEST STATE CONCENTRATIONS
   (% OF TOTAL NET ASSETS)
 Texas                                           15.6%
 New York                                         8.3
 Massachusetts                                    7.3
 California                                       7.2
 Illinois                                         7.0
 Georgia                                          6.2
 Pennsylvania                                     5.2
 New Jersey                                       3.9
 Florida                                          3.7
 Washington                                       3.3
------------------------------------------------------
 Top Ten                                         67.7%
------------------------------------------------------

 *Lehman 10 Year Municipal Bond Index.

**Lehman Municipal Bond Index.

 +Annualized.

------------------------------------
 DISTRIBUTION BY
   CREDIT QUALITY
   (% OF PORTFOLIO)
 AAA                           63.1%
 AA                            25.0
 A                              4.7
 BBB                            6.4
 BB                             0.0
 B                              0.0
 Not Rated                      0.8
------------------------------------
 Total                        100.0%
------------------------------------

------------------------------------
 DISTRIBUTION BY MATURITY
   (% OF PORTFOLIO)
 Under 1 Year                  11.8%
 1-5 Years                      5.4
 5-10 Years                    33.8
 10-20 Years                   41.0
 20-30 Years                    6.4
 Over 30 Years                  1.6
------------------------------------
 Total                        100.0%
------------------------------------

[INVESTMENT FOCUS BAR CHART]

------------------------------------
 INVESTMENT FOCUS
------------------------------------
AVERAGE MATURITY                LONG
CREDIT QUALITY                  HIGH
------------------------------------


                                      -----

FUND PROFILE                                                AS OF APRIL 30, 2001
   for High-Yield Tax-Exempt Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to an unmanaged index. Key terms are defined on page 16.

---------------------------------------------------------
 FINANCIAL ATTRIBUTES
                                                  LEHMAN
                                       FUND       INDEX*
--------------------------------------------------------
 Number of Issues                       340       40,569
 Yield                                 5.3%         4.7%
 Yield to Maturity                     5.4%           --
 Average Coupon                        5.1%         5.4%
 Average Maturity                10.7 years   13.6 years
 Average Quality                          A          AA+
 Average Duration                 7.0 years    7.6 years
 Expense Ratio                      0.18%**           --
 Cash Investments                      1.6%           --
--------------------------------------------------------

-------------------------------------------------------
 VOLATILITY MEASURES
                                                 LEHMAN
                                       FUND      INDEX*
-------------------------------------------------------
 R-Squared                             0.96       1.00
 Beta                                  1.05       1.00
-------------------------------------------------------

------------------------------------------------------
 LARGEST STATE CONCENTRATIONS
   (% OF TOTAL NET ASSETS)
 New York                                         9.5%
 California                                       8.6
 Pennsylvania                                     8.4
 New Jersey                                       7.2
 Texas                                            7.2
 Massachusetts                                    6.2
 Illinois                                         4.4
 Virginia                                         3.8
 Ohio                                             3.4
 Michigan                                         3.0
------------------------------------------------------
 Top Ten                                         61.7%
------------------------------------------------------

 *Lehman Municipal Bond Index.

**Annualized.


------------------------------------
 DISTRIBUTION BY
   CREDIT QUALITY
   (% OF PORTFOLIO)
 AAA                           35.6%
 AA                            11.3
 A                             11.9
 BBB                           25.0
 BB                             4.7
 B                              0.4
 Not Rated                     11.1
------------------------------------
 Total                        100.0%
------------------------------------

------------------------------------
 DISTRIBUTION BY MATURITY
   (% OF PORTFOLIO)
 Under 1 Year                   5.0%
 1-5 Years                     17.5
 5-10 Years                    30.6
 10-20 Years                   32.0
 20-30 Years                   12.9
 Over 30 Years                  2.0
------------------------------------
 Total                        100.0%
------------------------------------

[INVESTMENT FOCUS BAR CHART]

------------------------------------
 INVESTMENT FOCUS
------------------------------------
AVERAGE MATURITY              LONG
CREDIT QUALITY                MEDIUM
------------------------------------


                                         [COMPUTER GRAPHIC]    VISIT OUR WEBSITE
                                                                WWW.VANGUARD.COM
                                                           FOR REGULARLY UPDATED
                                                               FUND INFORMATION.

                                      -----

 GLOSSARY
    of Investment Terms


AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.

--------------------------------------------------------------------------------

AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.

--------------------------------------------------------------------------------

AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

--------------------------------------------------------------------------------

AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.

--------------------------------------------------------------------------------

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's "best fit" index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.

--------------------------------------------------------------------------------

CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.

--------------------------------------------------------------------------------

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

--------------------------------------------------------------------------------

LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

--------------------------------------------------------------------------------

R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's "best fit" index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.

--------------------------------------------------------------------------------

YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

--------------------------------------------------------------------------------

YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.

--------------------------------------------------------------------------------



                                      -----

PERFORMANCE SUMMARIES

In the performance summaries below and on the following pages, all of the data represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.

Tax-Exempt Money Market Fund

--------------------------------------------------------------------
 TOTAL INVESTMENT RETURNS (%)        OCTOBER 31, 1990-APRIL 30, 2001

--------------------------------------------------------------------
                             TAX-EXEMPT                      AVERAGE
                          MONEY MARKET FUND                    FUND*
 FISCAL                         TOTAL                          TOTAL
 YEAR                          RETURN                         RETURN
--------------------------------------------------------------------
 1991                            4.8%                           4.5%
 1992                            3.3                            2.8
 1993                            2.5                            2.0
 1994                            2.5                            2.1
 1995                            3.7                            3.3
 1996                            3.4                            3.0
 1997                            3.5                            3.0
 1998                            3.4                            3.0
 1999                            3.1                            2.6
 2000                            3.9                            3.4
 2001**                          1.8                            1.6
--------------------------------------------------------------------
SEC 7-Day Annualized Yield (4/30/2001): 3.98%

  *Average Tax-Exempt Money Market Fund; derived from data provided by Lipper
   Inc.

 **Six months ended April 30, 2001.

See Financial Highlights table on page 27 for dividend information for the past five years.


Short-Term Tax-Exempt Fund

--------------------------------------------------------------------
 TOTAL INVESTMENT RETURNS (%)        OCTOBER 31, 1990-APRIL 30, 2001

--------------------------------------------------------------------
               SHORT-TERM      TAX-EXEMPT       FUND         LEHMAN*
 FISCAL         CAPITAL         INCOME          TOTAL          TOTAL
 YEAR           RETURN          RETURN         RETURN         RETURN
--------------------------------------------------------------------
 1991            1.2%             5.7%          6.9%           9.4%
 1992            0.8              4.5           5.3            7.8
 1993            0.3              3.9           4.2            6.6
 1994           -1.3              3.5           2.2            1.4
 1995            1.2              4.1           5.3            8.0
 1996           -0.1              4.0           3.9            4.5
 1997            0.0              4.0           4.0            5.5
 1998            0.5              4.0           4.5            5.7
 1999           -1.0              3.7           2.7            2.2
 2000            0.1              4.1           4.2            4.9
 2001**          0.9              2.1           3.0            4.0
--------------------------------------------------------------------

  *Lehman 3 Year Municipal Bond Index.

**Six months ended April 30, 2001.

See Financial Highlights table on page 28 for dividend and capital gains information for the past five years.


                                      -----

Limited-Term Tax-Exempt Fund

---------------------------------------------------------------------
 TOTAL INVESTMENT RETURNS (%)         OCTOBER 31, 1990-APRIL 30, 2001

---------------------------------------------------------------------
                  LIMITED-TERM      TAX-EXEMPT     FUND       LEHMAN*
 FISCAL           CAPITAL            INCOME        TOTAL        TOTAL
 YEAR              RETURN            RETURN       RETURN       RETURN
---------------------------------------------------------------------
 1991                2.8%              6.1%         8.9%         9.4%
 1992                1.7               5.3          7.0          7.8
 1993                2.4               4.6          7.0          6.6
 1994               -3.1               4.2          1.1          1.4
 1995                2.5               4.7          7.2          8.0
 1996               -0.2               4.6          4.4          4.5
 1997                0.5               4.5          5.0          5.5
 1998                1.0               4.4          5.4          5.7
 1999               -2.4               4.2          1.8          2.2
 2000                0.5               4.5          5.0          4.9
 2001**              1.5               2.3          3.8          4.0
---------------------------------------------------------------------

 *Lehman 3 Year Municipal Bond Index.

**Six months ended April 30, 2001.

See Financial Highlights table on page 29 for dividend information for the past five years.


Intermediate-Term Tax-Exempt Fund

-------------------------------------------------------------------
 TOTAL INVESTMENT RETURNS (%)       OCTOBER 31, 1990-APRIL 30, 2001

-------------------------------------------------------------------
                           INTERMEDIATE-TERM
                            TAX-EXEMPT FUND                 LEHMAN*
 FISCAL        CAPITAL          INCOME           TOTAL        TOTAL
 YEAR           RETURN          RETURN          RETURN       RETURN
-------------------------------------------------------------------
 1991             5.6%            7.0%           12.6%        11.2%
 1992             1.2             6.0             7.2          8.2
 1993             8.4             5.9            14.3         12.0
 1994            -6.5             5.0            -1.5         -1.9
 1995             6.3             5.8            12.1         12.3
 1996            -0.3             5.2             4.9          4.7
 1997             1.3             5.3             6.6          7.4
 1998             1.7             5.1             6.8          7.4
 1999            -5.2             4.8            -0.4          0.0
 2000             2.0             5.3             7.3          6.8
 2001**           1.5             2.5             4.0          4.1
-------------------------------------------------------------------

 *Lehman 7 Year Municipal Bond Index.

**Six months ended April 30, 2001.

See Financial Highlights table on page 30 for dividend and capital gains information for the past five years.



                                      -----

Insured Long-Term Tax-Exempt Fund

-------------------------------------------------------------------
 TOTAL INVESTMENT RETURNS (%)       OCTOBER 31, 1990-APRIL 30, 2001

-------------------------------------------------------------------
                            INSURED LONG-TERM
                             TAX-EXEMPT FUND                LEHMAN*
 FISCAL          CAPITAL         INCOME         TOTAL         TOTAL
 YEAR             RETURN         RETURN        RETURN        RETURN
-------------------------------------------------------------------
 1991               6.0%           7.2%         13.2%         12.1%
 1992               0.2            6.5           6.7           8.2
 1993              10.7            6.4          17.1          14.7
 1994             -10.8            5.2          -5.6          -3.2
 1995               9.5            6.4          15.9          14.8
 1996               0.7            5.6           6.3           5.0
 1997               1.9            5.7           7.6           8.7
 1998               2.4            5.5           7.9           8.3
 1999              -7.7            5.0          -2.7          -1.2
 2000               3.8            5.9           9.7           8.2
 2001**             2.1            2.6           4.7           4.0
-------------------------------------------------------------------

 *Lehman 10 Year Municipal Bond Index.

**Six months ended April 30, 2001.

See Financial Highlights table on page 31 for dividend and capital gains information for the past five years.


Long-Term Tax-Exempt Fund

--------------------------------------------------------------------
 TOTAL INVESTMENT RETURNS (%)        OCTOBER 31, 1990-APRIL 30, 2001

--------------------------------------------------------------------
                     LONG-TERM TAX-EXEMPT FUND               LEHMAN*
 FISCAL         CAPITAL         INCOME           TOTAL         TOTAL
 YEAR            RETURN         RETURN          RETURN        RETURN
--------------------------------------------------------------------
 1991              6.7%           7.6%           14.3%         12.1%
 1992              0.8            6.7             7.5           8.2
 1993             10.5            6.4            16.9          14.7
 1994            -10.7            5.2            -5.5          -3.2
 1995              9.5            6.5            16.0          14.8
 1996              1.1            5.6             6.7           5.0
 1997              2.6            5.6             8.2           8.7
 1998              2.4            5.4             7.8           8.3
 1999             -8.3            4.8            -3.5          -1.2
 2000              3.8            5.8             9.6           8.2
 2001**            2.1            2.6             4.7           4.0
--------------------------------------------------------------------

 *Lehman 10 Year Municipal Bond Index.

**Six months ended April 30, 2001.

See Financial Highlights table on page 32 for dividend and capital gains information for the past five years.



                                      -----

 High-Yield Tax-Exempt Fund

--------------------------------------------------------------------
 TOTAL INVESTMENT RETURNS (%)        OCTOBER 31, 1990-APRIL 30, 2001

--------------------------------------------------------------------
                      HIGH-YIELD TAX-EXEMPT FUND             LEHMAN*
 FISCAL          CAPITAL        INCOME          TOTAL          TOTAL
 YEAR             RETURN        RETURN         RETURN         RETURN
--------------------------------------------------------------------
 1991               7.2%          8.0%          15.2%          12.2%
 1992               0.6           7.1            7.7            8.4
 1993              10.0           6.8           16.8           14.1
 1994             -10.5           5.5           -5.0           -4.3
 1995               9.0           6.8           15.8           14.8
 1996               0.3           5.7            6.0            5.7
 1997               2.5           5.9            8.4            8.5
 1998               2.6           5.6            8.2            8.0
 1999              -7.8           5.0           -2.8           -1.8
 2000               1.8           6.0            7.8            8.5
 2001**             1.9           2.9            4.8            4.4
--------------------------------------------------------------------

 *Lehman Municipal Bond Index.

**Six months ended April 30, 2001.

See Financial Highlights table on page 33 for dividend and capital gains information for the past five years.



                                      -----

 FINANCIAL STATEMENTS

         April 30, 2001 (unaudited)

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Municipal Bond Funds, are included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows interest earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a fund invested in futures contracts during the period, the results of these investments are shown separately.

---------------------------------------------------------------------------------------------------------------------
                                                         TAX-EXEMPT     SHORT-TERM   LIMITED-TERM   INTERMEDIATE-TERM
                                                       MONEY MARKET     TAX-EXEMPT     TAX-EXEMPT          TAX-EXEMPT
                                                               FUND           FUND           FUND                FUND
                                                     ----------------------------------------------------------------
                                                                  SIX MONTHS ENDED APRIL 30, 2001
                                                     ----------------------------------------------------------------
                                                              (000)          (000)          (000)               (000)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                                 $157,457        $45,758        $68,281           $226,893
---------------------------------------------------------------------------------------------------------------------
    Total Income                                            157,457         45,758         68,281            226,893
---------------------------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                498            121            169                525
    Management and Administrative--Investor Shares            6,427          1,395          2,048              6,525
    Management and Administrative--Admiral Shares*               --            177            217                502
    Marketing and Distribution--Investor Shares                 681            171            219                541
    Marketing and Distribution--Admiral Shares*                  --              1              2                  4
  Custodian Fees                                                 47             13             17                 49
  Auditing Fees                                                   9              6              7                  9
  Shareholders' Reports--Investor Shares                         13              4              5                 21
  Shareholders' Reports--Admiral Shares*                         --             --             --                 --
  Trustees' Fees and Expenses                                     6              1              2                  7
---------------------------------------------------------------------------------------------------------------------
    Total Expenses                                            7,681          1,889          2,686              8,183
    Expenses Paid Indirectly--Note C                            (47)           (24)           (58)              (117)
---------------------------------------------------------------------------------------------------------------------
    Net Expenses                                              7,634          1,865          2,628              8,066
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       149,823         43,893         65,653            218,827
---------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                     65             90           (702)            10,224
  Futures Contracts                                              --             --             --                 --
---------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                         65             90           (702)            10,224
---------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
  Investment Securities                                          --         18,151         44,818            115,453
  Futures Contracts                                              --             --             --               (454)
---------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                                 --         18,151         44,818            114,999
---------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $149,888        $62,134       $109,769           $344,050
=====================================================================================================================

*The Tax-Exempt Money Market Fund does not offer Admiral Shares.



                                      -----

-----------------------------------------------------------------------------------------------------
                                                         INSURED LONG-TERM    LONG-TERM   HIGH-YIELD
                                                                TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
                                                                      FUND         FUND         FUND
                                                         --------------------------------------------
                                                                  SIX MONTHS ENDED APRIL 30, 2001
                                                         --------------------------------------------
                                                                     (000)        (000)         (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                                         $64,240      $46,609      $90,612
-----------------------------------------------------------------------------------------------------
    Total Income                                                    64,240       46,609       90,612
-----------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                       143          102          191
    Management and Administrative--Investor Shares                   1,869        1,251        2,493
    Management and Administrative--Admiral Shares*                     127          106           --
    Marketing and Distribution--Investor Shares                        129           96          197
    Marketing and Distribution--Admiral Shares*                          1            1           --
  Custodian Fees                                                        14           10           18
  Auditing Fees                                                          6            6            6
  Shareholders' Reports--Investor Shares                                 7            4            9
  Shareholders' Reports--Admiral Shares*                                --           --           --
  Trustees' Fees and Expenses                                            2            1            2
-----------------------------------------------------------------------------------------------------
    Total Expenses                                                   2,298        1,577        2,916
    Expenses Paid Indirectly--Note C                                  (103)         (10)         (18)
-----------------------------------------------------------------------------------------------------
    Net Expenses                                                     2,195        1,567        2,898
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               62,045       45,042       87,714
-----------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                        18,486       10,221        1,782
  Futures Contracts                                                   (132)       1,401          259
-----------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                            18,354       11,622        2,041
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                             23,148       20,865       49,605
  Futures Contracts                                                  2,401         (596)       5,039
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                    25,549       20,269       54,644
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                       $105,948      $76,933     $144,399
=====================================================================================================

*The High-Yield Tax-Exempt Fund does not offer Admiral Shares


                                      -----

 STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

------------------------------------------------------------------------------------------------------------------
                                                              TAX-EXEMPT                        SHORT-TERM
                                                           MONEY MARKET FUND                  TAX-EXEMPT FUND
                                                   ---------------------------------------------------------------
                                                      SIX MONTHS             YEAR       SIX MONTHS           YEAR
                                                           ENDED            ENDED            ENDED          ENDED
                                                   APR. 30, 2001    OCT. 31, 2000    APR. 30, 2001  OCT. 31, 2000
                                                           (000)            (000)            (000)           (000)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                $ 149,823      $  292,172       $   43,893       $  78,423
  Realized Net Gain (Loss)                                    65           (405)               90          (1,308)
  Change in Unrealized Appreciation (Depreciation)            --             --            18,151           4,338
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          149,888        291,767            62,134          81,453
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                     (149,823)      (292,172)          (38,305)        (78,423)
    Admiral Shares*                                           --             --            (5,588)             --
  Realized Capital Gain
    Investor Shares                                           --             --                --              --
    Admiral Shares*                                           --             --                --              --
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (149,823)      (292,172)          (43,893)        (78,423)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note H
  Investor Shares                                         96,432      1,069,939          (664,928)        108,713
  Admiral Shares*                                             --             --           744,512              --
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                          96,432      1,069,939            79,584         108,713
------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                               96,497      1,069,534            97,825         111,743
------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  8,213,945      7,144,411         2,004,447       1,892,704
------------------------------------------------------------------------------------------------------------------
  End of Period                                       $8,310,442     $8,213,945        $2,102,272      $2,004,447
==================================================================================================================


*The Tax-Exempt Money Market Fund does not offer Admiral Shares.


                                     -----

---------------------------------------------------------------------------------------------------------------
                                                              LIMITED-TERM                INTERMEDIATE-TERM
                                                             TAX-EXEMPT FUND               TAX-EXEMPT FUND
                                                 --------------------------------------------------------------
                                                      SIX MONTHS            YEAR     SIX MONTHS           YEAR
                                                           ENDED           ENDED          ENDED          ENDED
                                                   APR. 30, 2001   OCT. 31, 2000  APR. 30, 2001  OCT. 31, 2000
                                                           (000)           (000)          (000)          (000)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $   65,653      $  116,865     $  218,827     $  407,657
  Realized Net Gain (Loss)                                  (702)         (5,221)        10,224         (5,227)
  Change in Unrealized Appreciation (Depreciation)        44,818          18,287        114,999        170,731
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          109,769         129,931        344,050        573,161
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                      (58,537)       (116,865)      (200,391)      (407,657)
    Admiral Shares                                        (7,116)             --        (18,436)            --
  Realized Capital Gain
    Investor Shares                                           --              --             --             --
    Admiral Shares                                            --              --             --             --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (65,653)       (116,865)      (218,827)      (407,657)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note H
  Investor Shares                                       (674,509)        184,746     (1,579,702)       159,295
  Admiral Shares                                         976,915              --      2,316,385             --
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                         302,406         184,746        736,683        159,295
---------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                              346,522         197,812        861,906        324,799
---------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                  2,774,807       2,576,995      8,553,118      8,228,319
---------------------------------------------------------------------------------------------------------------
  End of Period                                       $3,121,329      $2,774,807     $9,415,024     $8,553,118
===============================================================================================================



                                      -----

-----------------------------------------------------------------------------------------------------------------------
                                                                 INSURED LONG-TERM                   LONG-TERM
                                                                  TAX-EXEMPT FUND                 TAX-EXEMPT FUND
                                                        ---------------------------------------------------------------
                                                           SIX MONTHS            YEAR       SIX MONTHS            YEAR
                                                                ENDED           ENDED            ENDED           ENDED
                                                        APR. 30, 2001   OCT. 31, 2000    APR. 30, 2001   OCT. 31, 2000
                                                                (000)           (000)            (000)           (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                     $  62,045      $  119,348        $  45,042      $   84,479
  Realized Net Gain (Loss)                                     18,354           2,233           11,622         (13,511)
  Change in Unrealized Appreciation (Depreciation)             25,549          79,926           20,269          71,523
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                                105,948         201,507           76,933         142,491
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                           (57,747)       (119,348)         (40,903)        (84,479)
    Admiral Shares                                             (4,298)             --           (4,139)             --
  Realized Capital Gain
    Investor Shares                                                --              --               --              --
    Admiral Shares                                                 --              --               --              --
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                       (62,045)       (119,348)         (45,042)        (84,479)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note H
  Investor Shares                                            (340,560)         57,424         (362,060)         63,083
  Admiral Shares                                              544,733              --          506,171              --
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                              204,173          57,424          144,111          63,083
-----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                   248,076         139,583          176,002         121,095
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                       2,299,787       2,160,204        1,648,591       1,527,496
-----------------------------------------------------------------------------------------------------------------------
  End of Period                                            $2,547,863      $2,299,787       $1,824,593      $1,648,591
=======================================================================================================================



                                      -----

---------------------------------------------------------------------------------------------------
                                                                               HIGH-YIELD
                                                                             TAX-EXEMPT FUND
                                                                    -------------------------------
                                                                         SIX MONTHS           YEAR
                                                                              ENDED          ENDED
                                                                      APR. 30, 2001  OCT. 31, 2000
                                                                              (000)          (000)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                                  $   87,714     $  163,018
  Realized Net Gain (Loss)                                                    2,041         (5,525)
  Change in Unrealized Appreciation (Depreciation)                           54,644         57,106
---------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations         144,399        214,599
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                                         (87,714)      (163,018)
    Admiral Shares*                                                              --            --
  Realized Capital Gain
    Investor Shares                                                              --            --
    Admiral Shares*                                                              --            --
---------------------------------------------------------------------------------------------------
    Total Distributions                                                     (87,714)      (163,018)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note H
   Investor Shares                                                          220,872        113,776
   Admiral Shares*                                                               --            --
---------------------------------------------------------------------------------------------------
     Net Increase (Decrease) from Capital Share Transactions                220,872        113,776
---------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                                 277,557        165,357
---------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                                     3,032,721      2,867,364
---------------------------------------------------------------------------------------------------
  End of Period                                                          $3,310,278     $3,032,721
===================================================================================================

*The High-Yield Tax-Exempt Fund does not offer Admiral Shares


                                      -----

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

------------------------------------------------------------------------------------------------------------------------------
                                                                            TAX-EXEMPT MONEY MARKET FUND
                                                          YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING              SIX MONTHS ENDED     -----------------------------      SEP. 1 TO  ---------------------
THROUGHOUT EACH PERIOD                  APR. 30, 2001       2000       1999        1998  OCT. 31, 1997      1997         1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                           $1.00      $1.00      $1.00       $1.00          $1.00     $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .018       .038       .030        .034           .006      .034         .034
  Net Realized and Unrealized
    Gain (Loss) on Investments                     --         --         --          --             --        --           --
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations             .018       .038       .030        .034           .006      .034         .034
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net
    Investment Income                           (.018)     (.038)     (.030)      (.034)         (.006)    (.034)       (.034)
  Distributions from
    Realized Capital Gains                         --         --         --          --             --        --           --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                         (.018)     (.038)     (.030)      (.034)         (.006)    (.034)       (.034)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $1.00      $1.00      $1.00       $1.00          $1.00     $1.00        $1.00
==============================================================================================================================
TOTAL RETURN                                    1.83%      3.91%      3.08%       3.44%          0.59%     3.47%        3.48%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $8,310     $8,214     $7,144      $6,246         $5,380    $5,345       $4,624
  Ratio of Total Expenses
    to Average Net Assets                      0.19%*      0.18%      0.18%       0.20%         0.18%*     0.19%        0.20%
  Ratio of Net Investment Income
    to Average Net Assets                      3.66%*      3.84%      3.03%       3.37%         3.53%*     3.41%        3.42%
==============================================================================================================================

*Annualized.


                                     -----
                                       27

------------------------------------------------------------------------------------------------------------------------------
                                                                       SHORT-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                         YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING       SIX MONTHS ENDED       ------------------------------      SEP. 1 TO     -----------------------
THROUGHOUT EACH PERIOD           APR. 30, 2001       2000        1999          1998  OCT. 31, 1997          1997         1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                   $15.50    $ 15.48      $15.65        $15.58         $15.57        $15.54       $15.59
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                   .321       .623        .578          .609           .103          .610         .609
  Net Realized and Unrealized
    Gain (Loss) on Investments            .140       .020       (.164)         .076           .010          .034        (.050)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations      .461       .643        .414          .685           .113          .644         .559
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net
    Investment Income                    (.321)     (.623)      (.578)        (.609)         (.103)        (.610)       (.609)
  Distributions from
    Realized Capital Gains                  --         --       (.006)        (.006)            --         (.004)          --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                  (.321)     (.623)      (.584)        (.615)         (.103)        (.614)       (.609)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $15.64    $ 15.50      $15.48        $15.65         $15.58        $15.57       $15.54
==============================================================================================================================
TOTAL RETURN                             3.00%      4.24%       2.69%         4.49%          0.73%         4.22%        3.64%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions) $ 1,359     $2,004      $1,893        $1,654         $1,485        $1,464       $1,457
  Ratio of Total Expenses
    to Average Net Assets               0.19%*      0.18%       0.18%         0.20%         0.18%*         0.19%        0.20%
  Ratio of Net Investment Income
    to Average Net Assets               4.15%*      4.03%       3.71%         3.90%         3.96%*         3.91%        3.90%
  Portfolio Turnover Rate                 32%*        45%         56%           36%             4%           34%          33%
==============================================================================================================================

*Annualized.

--------------------------------------------------------------------------------------------------
                                                       SHORT-TERM TAX-EXEMPT FUND ADMIRAL SHARES
                                                                                     FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                      APR. 30, 2001
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $15.66
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                                      .138
  Net Realized and Unrealized Gain (Loss) on Investments                                   (.020)
--------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                         .118
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                                     (.138)
  Distributions from Realized Capital Gains                                                   --
--------------------------------------------------------------------------------------------------
    Total Distributions                                                                    (.138)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                            $15.64
==================================================================================================
TOTAL RETURN                                                                                0.75%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                                      $744
  Ratio of Total Expenses to Average Net Assets                                             0.13%**
  Ratio of Net Investment Income to Average Net Assets                                      4.17%**
  Portfolio Turnover Rate                                                                  32%**
==================================================================================================

 *Inception.
**Annualized.


                                      -----

------------------------------------------------------------------------------------------------------------------------------
                                                                     LIMITED-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                           YEAR ENDED OCTOBER 31,                       YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING SIX MONTHS ENDED                  ------------------------     SEP. 1 TO        ---------------------
THROUGHOUT EACH PERIOD                APR. 30, 2001       2000      1999      1998    OCT. 31, 1997       1997           1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                        $10.64     $10.59    $10.85    $10.74           $10.71     $10.62         $10.71
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                        .237       .470      .457      .460             .078       .476           .483
  Net Realized and Unrealized
    Gain (Loss) on Investments                 .160       .050     (.260)     .110             .030       .090          (.090)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations           .397       .520      .197      .570             .108       .566           .393
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net
    Investment Income                         (.237)     (.470)    (.457)    (.460)           (.078)     (.476)         (.483)
  Distributions from
    Realized Capital Gains                       --         --        --        --               --         --             --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (.237)     (.470)    (.457)    (.460)           (.078)     (.476)         (.483)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $10.80     $10.64    $10.59    $10.85           $10.74     $10.71         $10.62
==============================================================================================================================
TOTAL RETURN                                   3.75%      5.04%     1.83%     5.42%            1.01%      5.44%          3.73%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)       $2,149     $2,775    $2,577    $2,340           $1,962     $1,929         $1,761
  Ratio of Total Expenses
    to Average Net Assets                      0.19%*     0.18%     0.18%     0.21%            0.18%*     0.19%          0.21%
  Ratio of Net Investment Income
    to Average Net Assets                      4.43%*     4.45%     4.25%     4.27%            4.34%*     4.46%          4.51%
  Portfolio Turnover Rate                        18%*       32%       14%       35%               2%        28%            27%
==============================================================================================================================

*Annualized.

------------------------------------------------------------------------------------------------------------------------------
                                                                                  LIMITED-TERM TAX-EXEMPT FUND ADMIRAL SHARES
                                                                                                                  FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                                   APR. 30, 2001
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                   $10.87
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                                    .102
==============================================================================================================================
  Net Realized and Unrealized Gain (Loss) on Investments                                                                (.070)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                                                     .032
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                                                                  (.102)
  Distributions from Realized Capital Gains                                                                                --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                                                 (.102)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                         $10.80
==============================================================================================================================
TOTAL RETURN                                                                                                            0.29%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                                                                   $973
  Ratio of Total Expenses to Average Net Assets                                                                       0.13%**
  Ratio of Net Investment Income to Average Net Assets                                                                4.45%**
  Portfolio Turnover Rate                                                                                               18%**
==============================================================================================================================

 *Inception.
**Annualized.

                                     -----

------------------------------------------------------------------------------------------------------------------------------
                                                                            INTERMEDIATE-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                           YEAR ENDED OCTOBER 31,                       YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING SIX MONTHS ENDED                  ------------------------     SEP. 1 TO        ---------------------
THROUGHOUT EACH PERIOD                APR. 30, 2001       2000      1999      1998    OCT. 31, 1997       1997           1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                        $13.05     $12.79    $13.52    $13.35           $13.30     $13.04         $13.14
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                        .320       .646      .648      .661             .111       .669           .671
  Net Realized and Unrealized
    Gain (Loss) on Investments                 .200       .260     (.695)     .222             .050       .263          (.091)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations           .520       .906     (.047)     .883             .161       .932           .580
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net
    Investment Income                         (.320)     (.646)    (.648)    (.661)           (.111)     (.669)         (.671)
  Distributions from
    Realized Capital Gains                       --         --     (.035)    (.052)              --      (.003)         (.009)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (.320)     (.646)    (.683)    (.713)           (.111)     (.672)         (.680)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $13.25     $13.05    $12.79    $13.52           $13.35     $13.30         $13.04
==============================================================================================================================
TOTAL RETURN                                   4.00%      7.28%    -0.40%     6.78%            1.21%      7.31%          4.47%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)       $7,126     $8,553    $8,228    $7,773           $6,770     $6,658         $5,927
  Ratio of Total Expenses
    to Average Net Assets                      0.19%*     0.18%     0.18%     0.21%            0.18%*     0.19%          0.20%
  Ratio of Net Investment Income
    to Average Net Assets                      4.85%*     5.03%     4.83%     4.93%            4.99%*     5.07%          5.09%
  Portfolio Turnover Rate                         9%*       17%       17%       14%               1%        15%            14%
==============================================================================================================================

*Annualized.

------------------------------------------------------------------------------------------------------------------------------
                                                                             INTERMEDIATE-TERM TAX-EXEMPT FUND ADMIRAL SHARES
                                                                                                                  FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                                   APR. 30, 2001
------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 $13.44
INVESTMENT OPERATIONS
Net Investment Income                                                                                                    .137
==============================================================================================================================
  Net Realized and Unrealized Gain (Loss) on Investments                                                                (.190)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                                                    (.053)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                                                                  (.137)
  Distributions from Realized Capital Gains                                                                                --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                                                 (.137)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                         $13.25
==============================================================================================================================
TOTAL RETURN                                                                                                            -0.40%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                                                                  $2,289
  Ratio of Total Expenses to Average Net Assets                                                                        0.13%**
  Ratio of Net Investment Income to Average Net Assets                                                                 4.86%**
  Portfolio Turnover Rate                                                                                                 9%**
==============================================================================================================================

 *Inception.
**Annualized.

                                      -----

------------------------------------------------------------------------------------------------------------------------------
                                                                    INSURED LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                             YEAR ENDED OCTOBER 31,                      YEAR ENDED AUGUST 31,
                                                          -----------------------------                  ---------------------
FOR A SHARE OUTSTANDING               SIX MONTHS ENDED                                       SEP. 1 TO
THROUGHOUT EACH PERIOD                   APR. 30, 2001        2000      1999       1998   OCT. 31, 1997        1997       1996
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                          $12.14      $11.69    $12.73     $12.51          $12.45      $12.14     $12.12
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                          .314        .649      .644       .658            .111        .674       .670
   Net Realized and Unrealized
     Gain (Loss) on Investments                   .250        .450     (.971)      .301            .060        .382       .020
------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations             .564       1.099     (.327)      .959            .171       1.056       .690

------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net
     Investment Income                           (.314)      (.649)    (.644)     (.658)          (.111)      (.674)     (.670)
   Distributions from
     Realized Capital Gains                         --          --     (.069)     (.081)             --       (.072)        --
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                         (.314)      (.649)    (.713)     (.739)          (.111)      (.746)     (.670)

------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $12.39      $12.14    $11.69     $12.73          $12.51      $12.45     $12.14
==============================================================================================================================

TOTAL RETURN                                     4.65%       9.68%    -2.74%      7.88%           1.37%       8.93%      5.77%
==============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)         $2,012      $2,300    $2,160     $2,235          $2,043      $2,024     $1,936
   Ratio of Total Expenses
     to Average Net Assets                      0.19%*       0.19%     0.19%      0.20%          0.18%*       0.19%      0.20%
   Ratio of Net Investment Income
     to Average Net Assets                      5.07%*       5.48%     5.20%      5.22%          5.32%*       5.47%      5.46%
   Portfolio Turnover Rate                        33%*         34%       17%        16%              1%         18%        18%
==============================================================================================================================


*Annualized.


------------------------------------------------------------------------------------------------------------------------------
                                                                              INSURED LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
                                                                                                                   FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                                    APR. 30, 2001
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                    $12.64
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                                                                                  .135
   Net Realized and Unrealized Gain (Loss) on Investments                                                                (.250)
------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                                                                    (.115)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                                                                  (.135)
   Distributions from Realized Capital Gains                                                                                --
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                                                                 (.135)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                          $12.39
==============================================================================================================================

TOTAL RETURN                                                                                                            -0.92%
==============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                                                                                   $536
   Ratio of Total Expenses to Average Net Assets                                                                       0.13%**
   Ratio of Net Investment Income to Average Net Assets                                                                5.07%**
   Portfolio Turnover Rate                                                                                               33%**
==============================================================================================================================

 *Inception.
**Annualized.


                                     -----
                                       31

-------------------------------------------------------------------------------------------------------------------------------
                                                                      LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
                                                          YEAR ENDED OCTOBER 31,                         YEAR ENDED AUGUST 31,
                                                    ---------------------------------                   -----------------------
FOR A SHARE OUTSTANDING           SIX MONTHS ENDED                                          SEP. 1 TO
THROUGHOUT EACH PERIOD               APR. 30, 2001       2000        1999        1998   OCT. 31, 1997        1997          1996
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $10.73     $10.34      $11.39      $11.18          $11.11      $10.73        $10.68
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OPERATIONS
   Net Investment Income                      .280       .572        .565        .580            .098        .588          .591
   Net Realized and Unrealized
     Gain (Loss) on Investments               .220       .390       (.935)       .268            .070        .403          .050
-------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations         .500       .962       (.370)       .848            .168        .991          .641
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net
     Investment Income                       (.280)     (.572)      (.565)      (.580)          (.098)      (.588)        (.591)
   Distributions from
     Realized Capital Gains                     --         --       (.115)      (.058)             --       (.023)           --
-------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                     (.280)     (.572)      (.680)      (.638)          (.098)      (.611)        (.591)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $10.95     $10.73      $10.34      $11.39          $11.18      $11.11        $10.73
===============================================================================================================================

TOTAL RETURN                                 4.67%      9.58%      -3.45%       7.78%           1.52%       9.46%         6.08%
===============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)     $1,327     $1,649      $1,527      $1,509          $1,249      $1,222        $1,110
   Ratio of Total Expenses
     to Average Net Assets                  0.18%*      0.19%       0.18%       0.21%          0.18%*       0.19%         0.20%
   Ratio of Net Investment Income
     to Average Net Assets                  5.15%*      5.46%       5.13%       5.13%          5.28%*       5.37%         5.45%
   Portfolio Turnover Rate                    17%*        25%         15%         18%              1%          9%           26%
===============================================================================================================================

*Annualized.


-------------------------------------------------------------------------------------------------------------------------------
                                                                                       LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
                                                                                                                    FEB. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                                     APR. 30, 2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                     $11.18
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                                                                                   .120
   Net Realized and Unrealized Gain (Loss) on Investments                                                                 (.230)
-------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                                                                     (.110)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                                                                   (.120)
   Distributions from Realized Capital Gains                                                                                 --
-------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                                                                                  (.120)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                           $10.95
===============================================================================================================================

TOTAL RETURN                                                                                                             -1.00%
===============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                                                                                    $497
   Ratio of Total Expenses to Average Net Assets                                                                        0.13%**
   Ratio of Net Investment Income to Average Net Assets                                                                 5.10%**
   Portfolio Turnover Rate                                                                                                17%**
===============================================================================================================================

 *Inception.
**Annualized.



                                     -----
                                       32

-----------------------------------------------------------------------------------------------------------------------------
                                                                             HIGH-YIELD TAX-EXEMPT FUND
                                                           YEAR ENDED OCTOBER 31,                       YEAR ENDED AUGUST 31,
                                                      --------------------------------                  ---------------------
FOR A SHARE OUTSTANDING           SIX MONTHS ENDED                                            SEP. 1 TO
THROUGHOUT EACH PERIOD               APR. 30, 2001        2000         1999       1998    OCT. 31, 1997       1997       1996
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $10.31      $10.13       $11.06     $10.83           $10.76     $10.39     $10.43
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                      .288        .582         .571       .582             .106       .589       .594
   Net Realized and Unrealized
     Gain (Loss) on Investments               .200        .180        (.858)      .282             .070       .370      (.040)
-----------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations         .488        .762        (.287)      .864             .176       .959       .554
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net
     Investment Income                       (.288)      (.582)       (.571)     (.582)           (.106)     (.589)     (.594)
   Distributions from
     Realized Capital Gains                     --          --        (.072)     (.052)              --         --         --
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions                     (.288)      (.582)       (.643)     (.634)           (.106)     (.589)     (.594)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $10.51      $10.31       $10.13     $11.06           $10.83     $10.76     $10.39
=============================================================================================================================

TOTAL RETURN                                 4.76%       7.79%       -2.77%      8.19%            1.63%      9.45%      5.39%
=============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)     $3,310      $3,033       $2,867     $2,704           $2,256     $2,193     $1,985
   Ratio of Total Expenses
     to Average Net Assets                  0.18%*       0.19%        0.18%      0.20%           0.19%*      0.19%      0.20%
   Ratio of Net Investment Income
     to Average Net Assets                  5.54%*       5.74%        5.33%      5.28%           6.08%*      5.56%      5.66%
   Portfolio Turnover Rate                    21%*         32%          22%        24%               3%        27%        19%
=============================================================================================================================

*Annualized.



                                     -----
                                       33

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Effective in 1997, each fund's fiscal year changed from August 31 to October 31.

        The Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax-Exempt Funds each offer two classes of shares, Investor Shares and Admiral Shares. Admiral Shares were first issued on February 12, 2001. Admiral Shares are designed for investors that meet certain administrative, servicing, tenure, and account size criteria. Investor Shares are offered to all other investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

        1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

        2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

        3. FUTURES CONTRACTS: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

        Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the values of futures contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

        4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

        5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.



                                     -----
                                       34

        Each class of shares has equal rights to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:


-----------------------------------------------------------------------------------
                          CAPITAL CONTRIBUTION      PERCENTAGE        PERCENTAGE OF
                                   TO VANGUARD         OF FUND           VANGUARD'S
TAX-EXEMPT FUND                          (000)      NET ASSETS       CAPITALIZATION
-----------------------------------------------------------------------------------
Money Market                            $1,663           0.02%                 1.7%
Short-Term                                 429           0.02                  0.4
Limited-Term                               591           0.02                  0.6
Intermediate-Term                        1,793           0.02                  1.8
Insured Long-Term                          485           0.02                  0.5
Long-Term                                  368           0.02                  0.4
High-Yield                                 661           0.02                  0.7
-----------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C.      The funds' investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended April 30, 2001, these arrangements reduced expenses by:

----------------------------------------------------------------------------------
                                    EXPENSE REDUCTION                TOTAL EXPENSE
                                          (000)                       REDUCTION AS
                             --------------------------------         A PERCENTAGE
                             MANAGEMENT AND         CUSTODIAN           OF AVERAGE
TAX-EXEMPT FUND              ADMINISTRATIVE              FEES           NET ASSETS
----------------------------------------------------------------------------------
Money Market                             --               $47                  --
Short-Term                              $11                13                0.02%
Limited-Term                             41                17                0.04
Intermediate-Term                        68                49                0.03
Insured Long-Term                        89                14                0.08
Long-Term                                --                10                0.01
High-Yield                               --                18                  --
----------------------------------------------------------------------------------



                                     -----
                                       35

D. During the six months ended April 30, 2001, purchases and sales of investment securities other than temporary cash investments were:

-------------------------------------------------------------
                                              (000)
                                   --------------------------
TAX-EXEMPT FUND                     PURCHASES           SALES
-------------------------------------------------------------
Short-Term                         $  558,741        $315,731
Limited-Term                          548,209         268,044
Intermediate-Term                   1,254,362         398,637
Insured Long-Term                     622,105         380,753
Long-Term                             238,484         135,651
High-Yield                            585,503         330,281
-------------------------------------------------------------

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes due to differences in the timing of realization of gains. At October 31, 2000, the following funds had capital losses to offset future capital gains through the following fiscal year-ends:

------------------------------------------------------------------------
                                               CAPITAL LOSS
                                   -------------------------------------
                                     AMOUNT   EXPIRATION: FISCAL YEAR(S)
TAX-EXEMPT FUND                       (000)            ENDING OCTOBER 31
------------------------------------------------------------------------
Short-Term                         $  1,230                         2008
Limited-Term                          6,087                    2003-2008
Intermediate-Term                     7,761                         2008
Insured Long-Term                       911                         2007
Long-Term                            14,556                    2007-2008
High-Yield                           21,788                    2007-2008
------------------------------------------------------------------------

        The following funds had realized losses through April 30, 2001, which are deferred for tax purposes and reduce the amount of unrealized appreciation (depreciation) on investment securities for tax purposes (see Note F).

------------------------------------------------------------------------
                                                         DEFERRED LOSSES
TAX-EXEMPT FUND                                                    (000)
------------------------------------------------------------------------
Limited-Term                                                   $     450
Intermediate-Term                                                 37,332
Insured Long-Term                                                 25,681
Long-Term                                                         12,025
High-Yield                                                        13,547
------------------------------------------------------------------------



                                     -----
                                       36

F. At April 30, 2001, net unrealized appreciation (depreciation) of investment securities for federal income tax purposes was:

------------------------------------------------------------------------------------
                                                        (000)
                                  --------------------------------------------------
                                                                      NET UNREALIZED
                                  APPRECIATED       DEPRECIATED         APPRECIATION
TAX-EXEMPT FUND                    SECURITIES        SECURITIES       (DEPRECIATION)
------------------------------------------------------------------------------------
Short-Term                          $  17,169        $     (845)           $  16,324
Limited-Term*                          49,778            (3,603)              46,175
Intermediate-Term*                    277,026           (31,642)             245,384
Insured Long-Term*                    128,395            (8,587)             119,808
Long-Term*                             82,692           (15,777)              66,915
High-Yield*                           113,495           (72,720)              40,775
------------------------------------------------------------------------------------

*See Note E.

        At April 30, 2001, the aggregate settlement value of open futures contracts expiring in June 2001 and the related unrealized appreciation (depreciation) were:

------------------------------------------------------------------------------------------------
                                                                               (000)
                                                                 -------------------------------
                                                NUMBER OF         AGGREGATE           UNREALIZED
                                             LONG (SHORT)        SETTLEMENT         APPRECIATION
TAX-EXEMPT FUND/FUTURES CONTRACTS               CONTRACTS             VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------
Intermediate-Term/Municipal Bond Index                500         $  51,891              $  (454)
Insured Long-Term/Municipal Bond Index               (560)           56,263                2,315
Long-Term/Municipal Bond Index                        100            10,047                 (131)
High-Yield/Municipal Bond Index                     1,030           103,483                4,882
------------------------------------------------------------------------------------------------

G.      In November 2000, the American Institute of Certified Public
Accountants issued new accounting guidelines for investment companies which will require the funds to change their accounting policies to begin to accrete market discounts on municipal bonds effective for the fiscal year ending October 31, 2002. This accounting change will not affect the fund's net asset value, total return, or distributions to shareholders, but may result in certain amounts being reclassified from realized and unrealized gain to interest income for financial statement purposes. Management believes this change will have no material effect on the financial statements.



                                     -----
                                       37

H.      Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                           YEAR ENDED
                                                                  APRIL 30, 2001                         OCTOBER 31, 2000
                                                           ------------------------------          -----------------------------
                                                                AMOUNT             SHARES               AMOUNT            SHARES
                                                                 (000)              (000)                (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
Investor Shares
   Issued                                                  $ 4,936,813          4,936,813          $ 9,102,948         9,102,948
   Issued in Lieu of Cash Distributions                        140,254            140,254              274,123           274,123
   Redeemed                                                 (4,980,635)        (4,980,635)          (8,307,132)       (8,307,132)
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Investor Shares                   96,432             96,432            1,069,939         1,069,939
--------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM TAX-EXEMPT FUND
Investor Shares
   Issued                                                  $   561,069             35,994          $ 1,272,945            82,375
   Issued in Lieu of Cash Distributions                         30,509              1,956               66,978             4,333
   Redeemed                                                 (1,256,506)           (80,376)          (1,231,210)          (79,677)
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Investor Shares                 (664,928)           (42,426)             108,713             7,031
                                                           ---------------------------------------------------------------------
Admiral Shares
   Issued                                                      826,483             52,807                   --                --
   Issued in Lieu of Cash Distributions                          3,886                248                   --                --
   Redeemed                                                    (85,857)            (5,488)                  --                --
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Admiral Shares                   744,512             47,567                   --                --
--------------------------------------------------------------------------------------------------------------------------------

LIMITED-TERM TAX-EXEMPT FUND
Investor Shares
   Issued                                                  $   626,342             58,138          $ 1,063,048           100,668
   Issued in Lieu of Cash Distributions                         44,961              4,170               91,680             8,680
   Redeemed                                                 (1,345,812)          (124,281)            (969,982)          (91,881)
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Investor Shares                 (674,509)           (61,973)             184,746            17,467
                                                           ---------------------------------------------------------------------
Admiral Shares
   Issued                                                    1,023,704             94,354                   --                --
   Issued in Lieu of Cash Distributions                          4,597                424                   --                --
   Redeemed                                                    (51,386)            (4,747)                  --                --
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Admiral Shares                   976,915             90,031                   --                --
--------------------------------------------------------------------------------------------------------------------------------



                                     -----

--------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                          YEAR ENDED
                                                                      APRIL 30, 2001                        OCTOBER 31, 2000
                                                           ---------------------------------------------------------------------
                                                                AMOUNT             SHARES               AMOUNT            SHARES
                                                                 (000)              (000)                (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM TAX-EXEMPT FUND
Investor Shares
   Issued                                                  $ 1,141,763             85,790          $ 1,888,838           147,103
   Issued in Lieu of Cash Distributions                        145,889             10,973              302,374            23,532
   Redeemed                                                 (2,867,354)          (214,254)          (2,031,917)         (158,593)
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Investor Shares               (1,579,702)          (117,491)             159,295            12,042
                                                           ---------------------------------------------------------------------
Admiral Shares
   Issued                                                    2,372,225            176,973                   --                --
   Issued in Lieu of Cash Distributions                         12,999                974                   --                --
   Redeemed                                                    (68,839)            (5,161)                  --                --
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Admiral Shares                 2,316,385            172,786                   --                --
--------------------------------------------------------------------------------------------------------------------------------

INSURED LONG-TERM TAX-EXEMPT FUND
Investor Shares
   Issued                                                  $   268,956             21,483          $   410,595            34,669
   Issued in Lieu of Cash Distributions                         35,811              2,868               74,152             6,255
   Redeemed                                                   (645,327)           (51,311)            (427,323)          (36,304)
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Investor Shares                 (340,560)           (26,960)              57,424             4,620
                                                           ---------------------------------------------------------------------
Admiral Shares
   Issued                                                      556,207             44,168                   --                --
   Issued in Lieu of Cash Distributions                          2,792                223                   --                --
   Redeemed                                                    (14,266)            (1,142)                  --                --
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Admiral Shares                   544,733             43,249                   --                --
--------------------------------------------------------------------------------------------------------------------------------

LONG-TERM TAX-EXEMPT FUND
Investor Shares
   Issued                                                  $   223,022             20,146          $   396,245            37,936
   Issued in Lieu of Cash Distributions                         26,786              2,427               56,437             5,386
   Redeemed                                                   (611,868)           (54,995)            (389,599)          (37,391)
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Investor Shares                 (362,060)           (32,422)              63,083             5,931
                                                           ---------------------------------------------------------------------
Admiral Shares
   Issued                                                      514,083             46,113                   --                --
   Issued in Lieu of Cash Distributions                          2,782                251                   --                --
   Redeemed                                                    (10,694)              (964)                  --                --
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Admiral Shares                   506,171             45,400                   --                --
--------------------------------------------------------------------------------------------------------------------------------

HIGH-YIELD TAX-EXEMPT FUND
Investor Shares
   Issued                                                  $   496,153             47,085          $   853,520            84,367
   Issued in Lieu of Cash Distributions                         57,244              5,442              107,976            10,665
   Redeemed                                                   (332,525)           (31,615)            (847,720)          (84,012)
                                                           ---------------------------------------------------------------------
     Net Increase (Decrease)--Investor Shares                  220,872             20,912              113,776            11,020
--------------------------------------------------------------------------------------------------------------------------------



                                     -----
                                       39

THE VANGUARD(R)
    Family of Funds



STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock
   Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets
   Index Fund
Institutional Index Fund
Institutional Total Stock Market
   Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital
   Appreciation Fund
Tax-Managed Growth and
   Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock
   Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative
   Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate
   Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term
   Tax-Exempt Fund
Intermediate-Term Bond
   Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term
   Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
   (California, Florida,
   Massachusetts, New Jersey,
   New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money
   Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market
   Funds (California, New Jersey,
   New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio



 For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.



                                     -----
                                       40

THE PEOPLE
  Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.

        The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

        Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers.

        The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES

JOHN J. BRENNAN (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

CHARLES D. ELLIS (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson-Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BURTON G. MALKIEL (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

ALFRED M. RANKIN, JR. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

JAMES O. WELCH, JR. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS

R. GREGORY BARTON, Legal Department.

ROBERT A. DISTEFANO, Information Technology.

JAMES H. GATELY, Direct Investor Services.

KATHLEEN C. GUBANICH, Human Resources.

IAN A. MACKINNON, Fixed Income Group.

F. WILLIAM MCNABB, III, Institutional Investor Group.

MICHAEL S. MILLER, Planning and Development.

RALPH K. PACKARD, Chief Financial Officer.

GEORGE U. SAUTER, Quantitative Equity Group.

--------------------------------------------------------------------------------
                                 JOHN C. BOGLE
                Founder; Chairman and Chief Executive, 1974-1996.

[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, PA 19482-2600

ABOUT OUR COVER
Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.


Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.


WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR
ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR
SERVICES
1-800-523-1036

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q952 062001

VANGUARD MUNICIPAL BOND FUNDS
  Statement of Net Assets -- April 30, 2001 (unaudited)


The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

        This Statement provides a detailed list of each fund's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

        At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------
CONTENTS
Tax-Exempt Money Market Fund                                 1
Short-Term Tax-Exempt Fund                                  12
Limited-Term Tax-Exempt Fund                                20
Intermediate-Term Tax-Exempt Fund                           31
Insured Long-Term Tax-Exempt Fund                           56
Long-Term Tax-Exempt Fund                                   65
High-Yield Tax-Exempt Fund                                  73
Key to Abbreviations                                        84
--------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
TAX-EXEMPT MONEY MARKET FUND                                       COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.6%)
--------------------------------------------------------------------------------------------------------------------------------
ALABAMA (2.5%)
Alabama Public School & College Auth. TOB VRDO                      4.29%         5/3/2001 (3)++      $   5,000        $   5,000
Birmingham AL GO VRDO                                               4.20%         5/2/2001 LOC           28,900           28,900
Birmingham AL GO VRDO                                               4.20%         5/3/2001 LOC           29,250           29,250
Birmingham AL GO VRDO                                               4.25%         5/2/2001 (2)LOC        37,650           37,650
Jefferson County AL GO VRDO                                         4.24%         5/7/2001 LOC           75,000           75,000
Mobile AL IDR VRDO (Kimberly-Clark Tissue Co. Project)              4.25%         5/2/2001               33,550           33,550
                                                                                                                       ---------
                                                                                                                         209,350
                                                                                                                       ---------

ALASKA (0.3%)
Alaska Housing Finance Corp. TOB VRDO                               4.26%         5/3/2001 ++             4,200            4,200
Anchorage AK Electric Util. Rev. VRDO (Muni. Light & Power)         4.25%         5/2/2001 LOC           20,650           20,650
                                                                                                                       ---------
                                                                                                                          24,850
                                                                                                                       ---------

ARIZONA (0.3%)
Maricopa County AZ Community College Dist. Project                  5.25%         7/1/2001                5,000            5,009
Maricopa County AZ PCR VRDO (Arizona Public Service
    Palo Verde)                                                     4.35%         5/2/2001 LOC           16,000           16,000
                                                                                                                       ---------
                                                                                                                          21,009
                                                                                                                       ---------



                                     -----
                                       1

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
TAX-EXEMPT MONEY MARKET FUND                                       COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
ARKANSAS (1.0%)
Arkansas Dev. Finance Auth. Health Care Fac. VRDO
    (Sisters of Mercy)                                              4.25%         5/3/2001            $  19,500        $  19,500
Pulaski County AR Health Fac. St. Vincent Infirmary VRDO
    (Catholic Health Initiatives)                                   4.30%         5/2/2001               14,900           14,900
Univ. of Arkansas Board of Trustees Rev. VRDO                       4.24%         5/2/2001 (1)           49,050           49,050
                                                                                                                       ---------
                                                                                                                          83,450
                                                                                                                       ---------

CALIFORNIA (0.3%)
California Student Loan Marketing Corp. VRDO                        4.25%         5/3/2001 LOC           22,800           22,800
                                                                                                                       ---------

COLORADO (5.7%)
Colorado General Fund TRAN                                          5.00%        6/27/2001               66,300           66,370
Colorado Health Fac. Auth. Rev. VRDO
    (Catholic Health Initiatives)                                   4.30%         5/2/2001               82,000           82,000
Colorado Springs CO Util. Rev. VRDO                                 4.15%         5/3/2001               86,000           86,000
Colorado Student Obligation Bond Auth. Rev. VRDO                    4.25%         5/2/2001 (2)            3,300            3,300
Colorado Student Obligation Bond Auth. Rev. VRDO                    4.30%         5/7/2001 (2)           26,600           26,600
Denver CO City & County Airport Rev. VRDO                           4.10%         5/2/2001 (1)          145,000          145,000
Denver CO City & County Airport Rev. VRDO                           4.35%         5/2/2001 (1)           20,000           20,000
Lowry CO Econ. Redevelopment Auth. Rev. VRDO                        4.25%         5/2/2001 LOC           19,900           19,900
Regional Transp. Dist. of Colorado COP VRDO
    (Transit Vehicles Project)                                      4.25%         5/3/2001 LOC           24,795           24,795
                                                                                                                       ---------
                                                                                                                         473,965
                                                                                                                       ---------

DISTRICT OF COLUMBIA (1.1%)
District of Columbia GO TOB VRDO                                    4.29%         5/3/2001 (4)++          8,000            8,000
District of Columbia Rev. VRDO (National Geographic Society)        4.25%         5/2/2001               14,700           14,700
District of Columbia Rev. VRDO (Smithsonian Institution)            4.20%         5/3/2001               49,435           49,435
Metro. Washington D.C. Airport Auth. CP                             3.35%         5/7/2001               12,800           12,800
Metro. Washington D.C. Airport Auth. CP                             3.35%         6/7/2001                7,000            7,000
                                                                                                                       ---------
                                                                                                                          91,935
                                                                                                                       ---------

FLORIDA (5.6%)
Dade County FL IDA Exempt Fac. Rev. VRDO
    (Florida Power & Light Co.)                                     4.40%         5/2/2001                3,100            3,100
Florida Board of Educ. Public Educ. Capital Outlay TOB VRDO         4.26%         5/3/2001 ++             7,980            7,980
Florida Dept. of General Services Rev. TOB VRDO
    (Dept. of Environmental Protection Preservation-2000)           4.26%         5/3/2001 (4)++         17,930           17,930
Florida Hosp. Assn. Loan Program VRDO
    (Capital Projects Auth.)                                        4.30%         5/2/2001 (4)          115,100          115,100
Gulf Breeze FL Local Govt. Loan Program VRDO                        4.20%         5/3/2001 (3)           19,300           19,300
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)          4.40%         5/2/2001               26,400           26,400
Jacksonville FL Electric Auth. System CP                            3.20%        7/13/2001               11,170           11,170
Miami-Dade County FL School Board COP                               5.00%         8/1/2001 (4)            3,850            3,856
Orange County FL Educ. Fac. Auth. Rev. VRDO
    (Rollins College Project)                                       4.40%         5/2/2001 LOC            6,000            6,000
Orange County FL Health Fac. Auth. VRDO
    (Adventist Health System)                                       4.30%         5/3/2001 LOC           43,700           43,700
Orlando Fl Util. Comm. Water & Electric Rev.                        6.50%        10/1/2001 (Prere.)       4,000            4,124
Palm Beach County FL Special Purpose Fac. Rev.
    (Flight Safety Project)                                         4.55%         5/3/2001               18,000           18,000
St. Lucie County FL PCR VRDO
    (Florida Power & Light Co. Project)                             4.50%         5/2/2001               34,300           34,300
Sunshine State FL Govt. Financing Comm. Rev. VRDO                   4.00%         5/2/2001 (2)           84,155           84,155



                                     -----
                                       2

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
                                                                   COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
Sunshine State FL Govt. Financing Comm. Rev. VRDO                   4.15%         5/2/2001 (2)         $ 71,080        $  71,080
Tampa Bay FL Water Util. Systems Rev. TOB VRDO                      4.26%         5/3/2001 (3)++          2,500            2,500
                                                                                                                       ---------
                                                                                                                         468,695
                                                                                                                       ---------

GEORGIA (5.4%)
Burke County GA Dev. Auth. PCR CP
    (Oglethorpe Power Corp. Vogtle Project)                         3.20%        5/22/2001 (2)            7,000            7,000
Burke County GA Dev. Auth. PCR VRDO
    (Georgia Power Co. Plant Vogtle Project)                        4.40%         5/2/2001               37,965           37,965
Burke County GA Dev. Auth. PCR VRDO
    (Georgia Power Co. Plant Vogtle Project)                        4.45%         5/2/2001               17,000           17,000
Burke County GA Dev. Auth. PCR VRDO
    (Oglethorpe Power Corp.)                                        4.25%         5/2/2001 (3)          137,755          137,755
Burke County GA Dev. Auth. PCR VRDO
    (Oglethorpe Power Corp.)                                        4.40%         5/2/2001 (2)           17,720           17,720
Cobb County GA TAN                                                  4.00%       12/31/2001               60,000           60,392
Floyd County GA Dev. Auth. Rev. VRDO (Berry College)                4.30%         5/2/2001 LOC            5,000            5,000
Fulco GA Hosp. Auth. RAN VRDO
    (Shepherd Center Project)                                       4.15%         5/2/2001 LOC            7,300            7,300
Fulco GA Hosp. Auth. VRDO (Piedmont Hosp. Project)                  4.30%         5/2/2001 LOC           11,300           11,300
Georgia GO                                                          5.00%         8/1/2001                5,070            5,079
Georgia GO                                                          6.30%         4/1/2002                3,820            3,924
Georgia GO                                                          6.50%         8/1/2001                3,230            3,256
Georgia GO TOB VRDO                                                 4.24%         5/3/2001 ++            11,150           11,150
Georgia GO TOB VRDO                                                 4.26%         5/3/2001 ++            31,470           31,470
Macon-Bibb County GA Hosp. Auth. Rev. VRDO
    (Medical Center of Central Georgia)                             4.30%         5/2/2001 LOC           15,550           15,550
Private College & Univ. Fac. Auth. GA VRDO (Emory Univ.)            4.15%         5/2/2001               54,000           54,000
Richmond County GA Hosp. Auth. VRDO
    (Univ. of Health Services)                                      4.30%         5/2/2001 LOC           24,200           24,200
                                                                                                                       ---------
                                                                                                                         450,061
                                                                                                                       ---------

HAWAII (0.4%)
Hawaii State Airport System Rev.                                    5.35%         7/1/2001 (1)            8,950            8,964
Honolulu HI City & County VRDO                                      4.15%         5/2/2001 LOC           22,455           22,455
                                                                                                                       ---------
                                                                                                                          31,419
                                                                                                                       ---------
IDAHO (0.5%)
Idaho TAN                                                          5.375%        6/29/2001               40,000           40,063
                                                                                                                       ---------

ILLINOIS (9.2%)
Chicago IL Board of Educ. VRDO                                      4.25%         5/3/2001 (4)          132,000          132,000
Chicago IL Gas Supply Refunding Rev. CP
    (Peoples Gas Light & Coke Co. Project)                          3.35%        7/26/2001               35,500           35,500
Chicago IL Gas Supply Refunding Rev. CP
    (Peoples Gas Light & Coke Co. Project)                          3.45%        7/26/2001               37,500           37,500
Chicago IL Gas Supply Refunding Rev. VRDO
    (Peoples Gas Light & Coke Co. Project)                          4.32%         5/3/2001 (4)           12,000           12,000
Chicago IL Gas Supply Refunding Rev. VRDO
    (Peoples Gas Light & Coke Co. Project)                          4.34%         5/3/2001                8,000            8,000
Chicago IL O'Hare International Airport CP                          3.50%        6/14/2001 LOC           15,305           15,305
Chicago IL Park Dist. TAN                                          5.125%        9/21/2001               17,000           17,053
Chicago IL Public Building Comm. Rev. TOB VRDO
    (Chicago School Reform Board)                                   4.26%         5/3/2001 (3)++          4,800            4,800
Chicago IL Rev. VRDO (Midway Airport)                               4.45%         5/2/2001 (1)          114,200          114,200
Chicago IL Water Rev. VRDO                                          4.25%         5/2/2001 LOC           42,925           42,925



                                     -----

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
TAX-EXEMPT MONEY MARKET FUND                                       COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
Illinois Dev. Finance Auth. PCR VRDO (Illinois Power Co. Project)   4.15%         5/2/2001 LOC        $  13,900        $  13,900
Illinois Dev. Finance Auth. PCR VRDO (Illinois Power Co. Project)   4.25%         5/2/2001 LOC           32,670           32,670
Illinois Dev. Finance Auth. PCR VRDO (Illinois Power Co. Project)   4.35%         5/2/2001 (1)           27,000           27,000
Illinois Dev. Finance Auth. VRDO (Chicago Symphony)                 4.25%         5/2/2001 LOC           42,650           42,650
Illinois Educ. Fac. Auth. (Adler Planetarium Project)               4.25%         5/2/2001 LOC           22,600           22,600
Illinois Educ. Fac. Auth. Rev. VRDO (DePaul Univ.)                  4.25%         5/2/2001 LOC           36,500           36,500
Illinois Educ. Fac. Auth. Rev. VRDO
    (Field Museum of Natural History)                               4.30%         5/2/2001 LOC           15,000           15,000
Illinois GO                                                         5.00%         8/1/2001               12,000           12,020
Illinois GO TOB VRDO                                                4.26%         5/3/2001 (1)++         15,320           15,320
Illinois GO TOB VRDO                                                4.26%         5/3/2001 (3)++          9,670            9,670
Illinois GO TOB VRDO                                                4.31%         5/7/2001 ++             4,550            4,550
Illinois GO TOB VRDO                                                4.31%         5/7/2001 (1)++          4,270            4,270
Illinois Health Fac. Auth. Rev. VRDO (Carle Foundation)             4.25%         5/2/2001 (2)           44,205           44,205
Illinois Health Fac. Auth. Rev. VRDO
    (Gottlieb Health Resources Inc. Obligated Group)                4.20%         5/3/2001 LOC           29,500           29,500
Illinois Health Fac. Auth. Rev. VRDO (Univ. of Chicago Hosp.
    and Health Systems)                                             4.40%         5/2/2001 (1)            6,500            6,500
Regional Transp. Auth. IL TOB VRDO                                  4.26%         5/3/2001 (3)++         12,895           12,895
Schaumburg IL GO VRDO                                               4.30%         5/2/2001               17,200           17,200
                                                                                                                       ---------
                                                                                                                         765,733
                                                                                                                       ---------

INDIANA (1.8%)
Delaware County IN Hosp. Auth. Rev. VRDO
    (Cardinal Health Systems)                                       4.30%         5/2/2001 (2)           40,000           40,000
Indiana Muni. Power Agency VRDO                                     4.15%         5/2/2001 LOC           10,000           10,000
Indiana Office Building Comm. Fac. Rev. VRDO
    (Indiana Govt. Center South)                                    4.25%         5/2/2001               43,400           43,400
Indiana Office Building Comm. Fac. Rev. VRDO
    (Pendleton Juvenile Corrections Fac.)                           4.25%         5/2/2001               34,800           34,800
Indianapolis IN Airport CP                                          3.42%        6/18/2001 LOC           24,000           24,000
                                                                                                                       ---------
                                                                                                                         152,200
                                                                                                                       ---------
IOWA (0.1%)
Iowa Finance Auth. VRDO
    (Wheaton Franciscan Services Inc.)                              4.15%         5/2/2001 (1)           10,000           10,000
                                                                                                                       ---------


KANSAS (0.9%)
Kansas Dept. Transp. Highway Rev. VRDO                              4.25%         5/2/2001               12,500           12,500
Kansas Dept. Transp. Highway Rev. VRDO                              4.35%         5/2/2001                7,700            7,700
Olathe KS Temporary Notes                                           5.00%         6/1/2001               11,125           11,130
Sedgwick County KS Airport Fac. Rev. VRDO                           4.55%         5/3/2001               34,000           34,000
Wyandotte County-Kansas City KS Unified Govt. GO                    5.00%         9/1/2001 (2)            4,150            4,158
                                                                                                                       ---------
                                                                                                                          69,488
                                                                                                                       ---------

KENTUCKY (3.2%)
Jefferson County KY Board of Educ. RAN                              5.00%        6/29/2001               34,000           34,031
Jeffersontown KY Lease Program Rev. VRDO
    (Kentucky League of Cities Funding)                             4.20%         5/2/2001 LOC            6,000            6,000
Kentucky Asset/Liability Comm. Project TRAN                         5.00%        6/27/2001               50,000           50,051
Kentucky Asset/Liability Comm. Project TRAN                         5.25%        6/27/2001               50,000           50,054
Kentucky Property & Building Comm. Rev. (Project No. 52)            6.25%         8/1/2001 (Prere.)      12,015           12,309
Louisville & Jefferson County KY Regional Airport Auth.
    Special Fac. Rev. VRDO (UPS Worldwide)                          4.40%         5/2/2001               47,300           47,300
Louisville & Jefferson County KY Regional Airport Auth.
    Special Fac. Rev. VRDO (UPS Worldwide)                          4.45%         5/2/2001                1,000            1,000



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                                       4

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
                                                                   COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
Warren County KY Rev. VRDO (Western Kentucky Univ.
    Student Life Project)                                           4.25%         5/3/2001 LOC        $  65,455        $  65,455
                                                                                                                       ---------
                                                                                                                         266,200
                                                                                                                       ---------

LOUISIANA (0.4%)
Jefferson Parish LA Hosp. Dist. VRDO (West Jefferson
    Medical Center)                                                 4.30%         5/2/2001 LOC           20,000           20,000
Louisiana GO                                                        6.75%        5/15/2002 (1)(ETM)       7,680            7,948
Louisiana GO TOB VRDO                                               4.34%         5/7/2001 (1)++          3,545            3,545
                                                                                                                       ---------
                                                                                                                          31,493
                                                                                                                       ---------

MAINE (0.2%)
Maine GO                                                            5.25%        6/15/2001                6,650            6,655
Maine Health & Higher Educ. Fac. Auth. Rev. VRDO
    (Bowdoin College)                                               4.15%         5/2/2001 LOC           12,865           12,865
                                                                                                                       ---------
                                                                                                                          19,520
                                                                                                                       ---------

MARYLAND (1.4%)
Baltimore County MD Metro. Dist. CP                                 3.40%        6/12/2001               28,700           28,700
Frederick County MD Consolidated Public Improvement VRDO            4.25%         5/2/2001               10,965           10,965
Maryland Community Dev. Admin. Dept. Housing &
    Community Dev. Rev.(Residential)                                4.70%        6/14/2001               14,100           14,100
Maryland GO TOB VRDO                                                4.31%         5/7/2001 ++            12,865           12,865
Maryland Health & Higher Educ. Fac. Auth. CP
    (Johns Hopkins Univ.)                                           3.30%        6/14/2001                8,308            8,308
Maryland Health & Higher Educ. Fac. Auth. CP
    (Johns Hopkins Univ.)                                           4.20%        6/20/2001               20,075           20,075
Maryland Health & Higher Educ. Fac. Auth. VRDO
    (Johns Hopkins Hosp.)                                           4.10%         5/2/2001 LOC           14,000           14,000
Montgomery MD Consolidated BAN CP                                   3.30%        6/12/2001                8,000            8,000
                                                                                                                       ---------
                                                                                                                         117,013
                                                                                                                       ---------

MASSACHUSETTS (3.1%)
Hanover MA BAN                                                      5.00%        6/29/2001               16,345           16,359
Massachusetts BAN                                                   5.00%         9/6/2001              100,000          100,238
Massachusetts CP                                                    3.30%        6/15/2001               26,300           26,300
Massachusetts Dev. Finance Agency Rev. VRDO (Smith College)         4.05%         5/3/2001               12,708           12,708
Massachusetts Dev. Finance Agency Rev. VRDO (Brooks School)         4.20%         5/7/2001 (1)            1,800            1,800
Massachusetts GO VRDO                                               4.50%         5/2/2001               33,500           33,500
Massachusetts GO                                                    6.00%         6/1/2001 (Prere.)      14,750           14,765
Shrewsbury MA BAN                                                   5.00%        8/30/2001               47,000           47,107
                                                                                                                       ---------
                                                                                                                         252,777
                                                                                                                       ---------

MICHIGAN (4.7%)
Detroit MI GO                                                       5.80%         5/1/2002 (2)            8,970            9,190
Michigan Building Auth. CP                                          3.40%        6/19/2001 LOC           56,900           56,900
Michigan Building Auth. CP (Facilities Program)                     3.35%        6/13/2001               91,885           91,885
Michigan GO CP                                                      3.20%        10/3/2001               10,000           10,000
Michigan Housing Dev. Auth. Rental Rev. VRDO                        4.20%         5/2/2001 LOC           18,585           18,585
Michigan Housing Dev. Auth. Rental Rev. VRDO                        4.30%         5/2/2001 (1)           50,510           50,510
Michigan Housing Dev. Auth. Rev. PUT                                4.45%        12/1/2001                5,250            5,250
Michigan Muni. Bond Auth. Notes                                     5.00%        8/23/2001               56,000           56,119
Michigan Muni. Bond Auth. BAN                                       5.00%        8/23/2001               41,000           41,087
Michigan Muni. Bond Auth. State Revolving Fund Rev.
    TOB VRDO (Clean Water Revolving Fund Rev.)                      4.26%         5/3/2001 ++            15,700           15,700
Oakland County MI Econ. Dev. Corp. VRDO
    (Cranbrook Educ. Community)                                     4.30%         5/3/2001                6,500            6,500



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                                       5

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
TAX-EXEMPT MONEY MARKET FUND                                       COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)            4.40%         5/2/2001            $  19,675        $  19,675
Wayne County MI Airport Rev. VRDO (Detroit Metro. Wayne
    County Airport)                                                 4.25%         5/3/2001 (4)           10,000           10,000
                                                                                                                       ---------
                                                                                                                         391,401
                                                                                                                       ---------

MINNESOTA (0.7%)
Canby MN Community Hosp. Dist. VRDO
    (Sioux Valley Hosp. & Health Systems)                           4.75%         5/4/2001                3,670            3,670
Minnesota Housing Finance Agency Single Family Mortgage PUT         4.35%        8/30/2001               10,000           10,000
Minnesota Housing Finance Agency Single Family Mortgage PUT         4.40%        8/30/2001               12,200           12,200
Minnesota Housing Finance Agency Single Family Mortgage Rev.        4.45%       11/29/2001               14,000           14,000
Minnesota School Dist. Tax & Aid Borrowing Program COP              5.00%        8/17/2001               12,500           12,525
Minnesota School Dist. Tax & Aid Borrowing Program COP              5.00%         8/9/2001                8,500            8,516
                                                                                                                       ---------
                                                                                                                          60,911
                                                                                                                       ---------

MISSISSIPPI (1.4%)
Jackson County MS Port Fac. PUT VRDO
    (Chevron USA Inc. Project)                                      4.40%         5/2/2001               12,550           12,550
Mississippi Capital Improvements GO                                 5.00%        11/1/2001                3,555            3,567
Mississippi GO                                                      5.00%         8/1/2001                2,495            2,499
Mississippi GO Notes                                                5.00%        10/1/2001               90,000           90,237
Mississippi GO TOB VRDO                                             4.29%         5/3/2001 (4)++          6,000            6,000
                                                                                                                       ---------
                                                                                                                         114,853
                                                                                                                       ---------

MISSOURI (4.1%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. VRDO
    (St. Clair County Metrolink Extension)                          4.25%         5/3/2001 (1)           45,000           45,000
Missouri Building GO TOB VRDO                                       4.31%         5/7/2001 ++             9,453            9,453
Missouri Health & Educ. Fac. Auth. Rev. VRDO
    (Medical Research Facility-Stowers Institute)                   4.25%         5/3/2001 (1)           50,000           50,000
Missouri Health & Educ. Fac. Auth. VRDO
    (Sisters of Mercy Health Care System)                           4.25%         5/2/2001               49,685           49,685
Missouri Health & Educ. Fac. Auth. VRDO
    (Sisters of Mercy Health Care System)                           4.25%         5/3/2001              109,300          109,300
Missouri Higher Educ. Student Loan Auth. VRDO                       4.30%         5/2/2001 LOC           24,900           24,900
St. Louis County MO Rockwood School Dist. GO                        8.50%         2/1/2002                5,940            6,168
Univ. of Missouri Capital Project Notes                             5.25%        6/29/2001               50,000           50,071
                                                                                                                       ---------
                                                                                                                         344,577
                                                                                                                       ---------

NEBRASKA (1.1%)
Nebraska Higher Educ. Loan Program VRDO                             4.40%         5/2/2001 LOC           90,230           90,230
                                                                                                                       ---------

NEVADA (1.3%)
Clark County NV Airport Improvement Rev. VRDO
    (McCarran International Airport)                                4.10%         5/2/2001 LOC           36,575           36,575
Clark County NV Airport Improvement Rev. VRDO
    (McCarran International Airport)                                4.30%         5/2/2001 (1)           23,400           23,400
Clark County NV Flood Control GO                                    6.00%        11/1/2001                4,765            4,803
Clark County NV GO TOB VRDO (Limited Tax Airport Bonds)             4.32%         5/3/2001 (1)++          4,105            4,105
Clark County NV School Dist. GO                                     4.35%         5/2/2001 (4)           16,640           16,640
Las Vegas NV Valley Water Dist. CP                                  3.40%        6/18/2001 LOC           14,000           14,000
Nevada GO                                                           4.50%         7/1/2001                5,085            5,086
                                                                                                                       ---------
                                                                                                                         104,609
                                                                                                                       ---------

NEW HAMPSHIRE (0.5%)
New Hampshire Higher Educ. & Health Fac. Auth. VRDO
    (St. Paul's School)                                             4.20%         5/3/2001               25,000           25,000



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


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
                                                                   COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
New Hampshire State CP                                              3.20%        7/11/2001            $  15,000        $  15,000
                                                                                                                       ---------
                                                                                                                          40,000
                                                                                                                       ---------

NEW JERSEY (0.4%)
New Jersey TRAN CP                                                  3.30%        6/15/2001               15,000           15,000
New Jersey TRAN CP                                                  3.40%        6/15/2001               13,100           13,100
New Jersey Turnpike Auth. Rev. VRDO                                 4.00%         5/2/2001 (3)LOC         3,900            3,900
                                                                                                                       ---------
                                                                                                                          32,000
                                                                                                                       ---------

NEW MEXICO (3.5%)
Hurley NM PCR VRDO (Kennecott Santa Fe Corp. Project
    British Petroleum)                                              4.40%         5/2/2001               17,700           17,700
New Mexico Finance Auth. Administrative Fee Rev. VRDO
    (Trims Project)                                                 4.25%         5/2/2001 LOC            9,291            9,291
New Mexico Highway Comm. Rev. VRDO                                  4.25%         5/2/2001 (4)           16,800           16,800
New Mexico Mortgage Single Family Finance Auth. Rev.                3.25%        11/1/2001                5,000            5,000
New Mexico TRAN                                                     5.00%        6/29/2001              220,000          220,225
Univ. of New Mexico Rev. VRDO                                       4.30%         5/2/2001               23,000           23,000
                                                                                                                       ---------
                                                                                                                         292,016
                                                                                                                       ---------

NEW YORK (2.5%)
Nassau County NY Interim Finance Auth. BAN                          5.00%       12/19/2001                5,600            5,631
Nassau County NY Interim Finance Auth. BAN                          5.00%        5/11/2001               46,200           46,211
Nassau County NY Interim Finance Auth. BAN                          5.00%        9/28/2001               13,100           13,147
New York City NY GO VRDO                                            4.25%         5/2/2001 LOC            1,300            1,300
New York City NY Muni. Water Finance Auth.
    Water & Sewer System Rev. VRDO                                  4.25%         5/2/2001 (3)            2,900            2,900
New York City Transitional Finance Auth. VRDO                       4.00%         5/2/2001                6,100            6,100
New York Energy Research & Dev. Auth. VRDO
    (Consolidated Edison Co.)                                       4.20%         5/2/2001                1,800            1,800
New York GO PUT                                                     4.35%         8/8/2001 LOC           29,600           29,600
Suffolk County NY TAN                                               4.40%        8/14/2001               75,000           75,074
Triborough Bridge & Tunnel Auth. NY Rev. BAN                        5.00%        1/17/2002               25,000           25,348
                                                                                                                       ---------
                                                                                                                         207,111
                                                                                                                       ---------

NORTH CAROLINA (1.3%)
Meckenburg County NC VRDO                                           4.25%         5/2/2001               33,600           33,600
North Carolina Capital Fac. Finance Agency VRDO
    (YMCA of Greater Winston-Salem)                                 4.30%         5/3/2001 LOC           20,000           20,000
North Carolina Medical Care Comm. Hosp. Rev. VRDO
    (Moses H. Cone Memorial Hosp. Project)                          4.20%         5/3/2001               26,500           26,500
North Carolina Medical Care Comm. Hosp. Rev. VRDO
    (North Carolina Baptist Hosp. Project)                          4.10%         5/3/2001               17,100           17,100
Winston-Salem NC COP VRDO                                           4.20%         5/3/2001                8,850            8,850
                                                                                                                       ---------
                                                                                                                         106,050
                                                                                                                       ---------

OHIO (2.4%)
Cleveland OH Airport System Rev. VRDO                               4.05%         5/3/2001 (4)           26,000           26,000
Cleveland OH School Dist. RAN                                       5.00%         6/1/2001 (2)            6,000            6,003
Cleveland OH Water Works Rev.                                       6.00%         1/1/2002 (1)           11,190           11,388
Cuyahoga County OH Econ. Dev. Rev. VRDO
    (Cleveland Orchestra)                                           4.35%         5/2/2001 LOC            5,200            5,200
Cuyahoga County OH Hosp. Rev. VRDO
    (Cleveland Clinic Foundation)                                   4.25%         5/2/2001 (2)           37,355           37,355
Franklin County OH Hosp. Rev. VRDO
    (U.S. Health Corp.)                                             4.15%         5/3/2001 LOC           19,595           19,595
Hamilton County OH Hosp. Fac. Rev. VRDO
    (Health Alliance of Greater Cincinnati)                         4.25%         5/2/2001 (1)            2,900            2,900



                                     -----
                                       7

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
TAX-EXEMPT MONEY MARKET FUND                                       COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
Montgomery County OH VRDO (Catholic Health Initiatives)             4.30%         5/2/2001            $  12,200        $  12,200
Ohio Higher Educ. Fac. Rev. VRDO (Case Western Reserve Univ.)       4.15%         5/2/2001                7,000            7,000
Ohio Housing Finance Agency Mortgage Rev.                           4.35%        8/30/2001               20,000           20,000
Ohio PCR VRDO (Sohio Air British Petroleum Co.)                     4.35%         5/2/2001                7,800            7,800
Ohio Solid Waste Rev. VRDO (BP Exploration & Oil Inc. Project)      4.55%         5/2/2001               12,600           12,600
Ohio Solid Waste Rev. VRDO (BP Exploration & Oil Inc. Project)      4.55%         5/2/2001                3,000            3,000
Ohio State Univ. CP                                                 3.35%         5/8/2001               15,500           15,500
Ohio Water Dev. Auth. PCR VRDO (Ohio Edison Co. Project)            4.50%         5/2/2001 LOC           10,500           10,500
Summit County OH BAN                                                5.50%        5/31/2001                4,500            4,503
                                                                                                                       ---------
                                                                                                                         201,544
                                                                                                                       ---------

OKLAHOMA (0.1%)
Oklahoma Student Loan Auth. VRDO                                    4.35%         5/2/2001 (1)            8,000            8,000
                                                                                                                       ---------

OREGON (1.7%)
Multnomah County OR TRAN                                            5.25%        6/29/2001               20,000           20,028
Oregon GO VRDO                                                      4.20%         5/2/2001               74,450           74,450
Oregon GO VRDO                                                      4.25%         5/2/2001               25,700           25,700
Oregon Health Housing Educ. & Cultural Fac. Auth.
    VRDO (Peacehealth)                                              4.30%         5/3/2001 LOC           13,500           13,500
Port of Portland OR Portland International Airport
    Passenger Fac. Rev. TOB VRDO                                    4.32%         5/3/2001 (2)++          5,130            5,130
                                                                                                                       ---------
                                                                                                                         138,808
                                                                                                                       ---------

PENNSYLVANIA (4.6%)
Berks County PA IDA VRDO (Lutheran Health Care)                     4.25%         5/2/2001 (2)           15,900           15,900
Mercersburg Borough PA General Purpose Auth. VRDO
    (Mercersburg College)                                           4.30%         5/2/2001 LOC            9,415            9,415
Pennsylvania Higher Educ. Assistance Agency
    Student Loan Rev. VRDO                                          4.20%         5/2/2001 (2)            8,200            8,200
Pennsylvania Higher Educ. Assistance Agency
    Student Loan Rev. VRDO                                          4.25%         5/2/2001 (2)          170,500          170,500
Pennsylvania Higher Educ. Assistance Agency
    Student Loan Rev. VRDO                                          4.45%         5/2/2001 (2)           20,000           20,000
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
    (Carnegie Mellon Univ.)                                         4.30%         5/2/2001                8,700            8,700
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
    (Univ. of Pennsylvania Health Services)                         4.00%         5/2/2001 LOC           25,800           25,800
Pennsylvania Intergovernmental Cooperation Auth. Rev.               6.00%        6/15/2001 (3)           10,000           10,019
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
    VRDO (Children's Hosp. Project)                                 4.35%         5/2/2001               53,250           53,250
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
    Pooled Capital Asset Financial Program)                         4.22%         5/2/2001 (2)           35,600           35,600
South Central PA General Auth. Rev. VRDO                            4.39%         5/3/2001 (2)            5,500            5,500
St. Mary's Hosp. Auth. PA VRDO (Catholic Health Initiatives)        4.25%         5/2/2001                9,800            9,800
Univ. of Pittsburgh of the Commonwealth System of
    Higher Educ. PA (Univ. Capital Project)                         4.00%         5/2/2001                4,600            4,600
Washington County PA Higher Educ. VRDO
    (Pooled Equipment Lease Program)                                4.05%         5/2/2001 LOC            8,750            8,750
                                                                                                                       ---------
                                                                                                                         386,034
                                                                                                                       ---------

SOUTH CAROLINA (0.5%)
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
    (Amoco Chemical Co. Project)                                    4.55%         5/2/2001               20,600           20,600
Lexington County SC School Dist. No. 1 BAN                          5.25%        5/25/2001               12,000           12,004
South Carolina Public Service Auth. CP (Santee Cooper)              4.17%        6/20/2001                8,914            8,914
                                                                                                                       ---------
                                                                                                                          41,518
                                                                                                                       ---------



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


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
                                                                   COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA (0.2%)
South Dakota Health & Educ. Fac. Auth. VRDO
    (Sioux Valley Hosp. & Health System)                            4.75%         5/4/2001            $  17,185        $  17,185
                                                                                                                       ---------

TENNESSEE (2.3%)
Memphis TN CP                                                       3.05%       10/10/2001               15,000           15,000
Metro. Govt. of Nashville & Davidson County TN Health &
    Educ. Fac. PUT (Vanderbilt Univ.)                               3.70%        7/15/2001               25,500           25,500
Metro. Govt. of Nashville & Davidson County TN Ind.
    Dev. Board VRDO (Country Music Hall of Fame)                    4.20%         5/3/2001 LOC           14,500           14,500
Metro. Govt. of Nashville TN Airport Auth.
    Improvement Refunding VRDO                                      4.35%         5/2/2001 (3)LOC        36,600           36,600
Shelby County TN GO VRDO                                            4.25%         5/2/2001               18,800           18,800
Shelby County TN TAN VRDO                                           4.20%         5/2/2001               44,000           44,000
Tennessee Local Dev. Auth. Rev. BAN                                 5.00%         6/1/2001               37,500           37,508
                                                                                                                       ---------
                                                                                                                         191,908
                                                                                                                       ---------

TEXAS (16.6%)
Austin City TX (Travis & Williamson Counties)
    Combined Utility Systems CP                                     3.25%         6/7/2001 LOC           11,965           11,965
Austin City TX (Travis & Williamson Counties)
    Combined Utility Systems CP                                     3.45%         6/7/2001 LOC           23,150           23,150
Austin City TX (Travis & Williamson Counties)
    Public Improvement Refunding Bonds TOB VRDO                     4.26%         5/3/2001 ++             8,880            8,880
Board of Regents of Univ. of Texas System
    Permanent Univ. Fund CP                                         3.20%        7/12/2001               12,000           12,000
Board of Regents of Univ. of Texas System
    Permanent Univ. Fund CP                                         3.37%        6/18/2001               10,000           10,000
Board of Regents of Univ. of Texas System
    Permanent Univ. Fund CP                                         4.20%        6/20/2001               42,000           42,000
Board of Regents of Univ. of Texas System Rev.
    Finance System CP                                               3.45%        6/11/2001                3,300            3,300
Carroll TX Independent School Dist. Building                        4.25%         5/7/2001               17,500           17,500
Cypress Fairbanks TX Independent School Dist. Unlimited
    Tax Schoolhouse Bonds TOB VRDO                                  4.26%         5/3/2001 ++             7,915            7,915
Dallas Area Rapid Transit Sales Tax Rev. CP                         3.20%        6/13/2001               48,000           48,000
Dallas Area Rapid Transit Sales Tax Rev. CP                         3.35%        5/11/2001               50,000           50,000
Dallas Area Rapid Transit Sales Tax Rev. CP                         3.35%        5/14/2001               60,000           60,000
Dallas Fort Worth TX International Airport Fac. Improvement
    Corp. (Learjet Inc. Project)                                    4.35%         5/3/2001 LOC           16,110           16,110
Denton TX Independent School Dist. PUT                              4.33%         8/1/2001                8,700            8,700
Greater East Texas Higher Educ. Auth. Student Loan Rev. PUT         3.25%         5/1/2002 LOC           11,000           11,000
Greater East Texas Higher Educ. Auth. Student Loan Rev. PUT         4.50%         5/1/2001 LOC           11,000           11,000
Greater East Texas Higher Educ. Auth. Student Loan Rev.
    TOB PUT                                                         3.40%         2/1/2002 ++            23,000           23,000
Gulf Coast TX IDA Marine Term Rev. VRDO
    (Amoco Oil Co. Project)                                         4.55%         5/2/2001               12,200           12,200
Gulf Coast TX Waste Disposal Auth. PCR VRDO
    (Amoco Oil Co. Project)                                         4.55%         5/2/2001               95,110           95,110
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
    (Methodist Hosp. of Houston)                                    4.35%         5/2/2001               55,450           55,450
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
    (YMCA of Greater Houston)                                       4.40%         5/2/2001 LOC           12,300           12,300
Harris County TX IDA VRDO (Shell Oil Co. Project)                   4.35%         5/2/2001               50,600           50,600
Harris County TX Toll Road VRDO                                     4.00%         5/2/2001               98,135           98,135



                                     -----
                                       9

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
TAX-EXEMPT MONEY MARKET FUND                                       COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
Harris County TX Toll Road VRDO                                     4.20%         5/2/2001            $  24,000        $  24,000
Houston City TX CP                                                  3.40%        5/16/2001               18,600           18,600
Houston City TX TRAN                                                5.00%        6/30/2001              153,000          153,147
Houston TX GO                                                       5.80%         3/1/2002                5,080            5,186
Houston TX Higher Educ. Finance Corp. CP (Rice Univ.)               3.40%        7/18/2001               16,700           16,700
Houston TX Public Improvement TOB VRDO                              4.26%         5/3/2001 ++             3,210            3,210
Lower Neches Valley Auth. TX IDR VRDO
    (Exxon Mobile Project)                                          4.45%         5/2/2001               60,000           60,000
Lower Neches Valley Auth. TX IDR VRDO
    (Mobil Oil Refinancing Corp. Project)                           4.40%         5/2/2001                7,900            7,900
Midland TX Independent School Dist. VRDO                            4.25%         5/3/2001                6,055            6,055
North Harris TX Montgomery Community College Dist. VRDO             4.25%         5/3/2001 (3)           16,335           16,335
North Texas Higher Educ. Auth. Student Loan Rev. VRDO               4.30%         5/2/2001 LOC           28,080           28,080
Pasadena TX Independent School Dist. VRDO                           4.25%         5/3/2001               10,000           10,000
Pasadena TX Independent School Dist. VRDO                           4.25%         5/7/2001               48,000           48,000
Port Arthur TX Navigation Dist. Ind. Dev. Corp. VRDO
    (Air Products & Chemicals)                                      4.35%         5/2/2001 LOC            7,000            7,000
Red River TX Auth. PCR VRDO (Southwest Public Service)              4.35%         5/3/2001 (2)           20,000           20,000
Red River TX Educ. Finance Rev. VRDO
    (Texas Christian Univ. Project)                                 4.05%         5/2/2001               13,000           13,000
Richardson TX Independent School Dist. TRAN                         5.00%        8/31/2001               21,000           21,047
Richardson TX Independent School Dist. VRDO                         4.30%         5/3/2001                4,600            4,600
Richardson TX Independent School Dist. GO VRDO                      4.25%         5/7/2001               30,500           30,500
Southwest Texas Higher Educ. Auth. VRDO
    (Southern Methodist Univ. Project)                              4.20%         5/2/2001 LOC           37,900           37,900
Southwest Texas Higher Educ. Auth. VRDO
    (Southern Methodist Univ. Project)                              4.40%         5/2/2001 LOC           17,500           17,500
Tarrant County TX Water Control and Improvement
    Dist. No. 1 Water Rev. TOB VRDO                                 4.26%         5/3/2001 (2)++          4,995            4,995
Texas TRAN                                                          5.25%        8/31/2001              136,000          136,618
Univ. of Texas Permanent Univ. Fund Rev.                            6.50%         7/1/2001 (Prere.)       4,285            4,385
                                                                                                                       ---------
                                                                                                                       1,383,073
                                                                                                                       ---------

UTAH (1.2%)
Central Utah Water Conservancy Dist. VRDO                           4.25%         5/2/2001 (2)           25,275           25,275
Davis County UT School Dist. TAN                                    5.25%        6/29/2001               20,000           20,028
Intermountain Power Agency UT TOB VRDO                              4.31%         5/3/2001 (1)++         23,000           23,000
Intermountain Power Agency UT TOB VRDO                              4.55%         5/7/2001 (1)++         14,600           14,600
Salt Lake City & County UT Airport Rev. VRDO                        4.25%         5/3/2001 LOC           12,845           12,845
Utah GO VRDO                                                        4.10%         5/2/2001                4,000            4,000
                                                                                                                       ---------
                                                                                                                          99,748
                                                                                                                       ---------

VERMONT (0.1%)
Vermont Educ. & Health Buildings Agency Rev. PUT
    (Middlebury College Project)                                    4.35%         5/1/2001                6,330            6,330
                                                                                                                       ---------

VIRGINIA (0.7%)
Richmond VA RAN                                                     5.00%        6/15/2001               41,500           41,533
Virginia Public School Auth. GO                                     4.50%         8/1/2001                7,055            7,057
Virginia Public School Auth. Rev. TOB VRDO                          4.29%         5/3/2001 (4)++         10,090           10,090
                                                                                                                       ---------
                                                                                                                          58,680
                                                                                                                       ---------

WASHINGTON (2.1%)
Port of Seattle WA TOB VRDO                                         4.32%         5/3/2001 (1)            5,255            5,255
Port of Seattle WA TOB VRDO                                         4.32%         5/3/2001 ++             3,500            3,500
Port of Seattle WA VRDO                                             4.05%         5/2/2001 LOC           51,000           51,000



                                     -----

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE           MARKET
                                                                                  MATURITY               AMOUNT           VALUE-
                                                                   COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------------
Port of Seattle WA VRDO                                             4.15%         5/2/2001 LOC        $  76,000       $   76,000
Seattle WA Water System Rev. VRDO                                   4.15%         5/2/2001 LOC           19,400           19,400
Washington Higher Educ. Fac. Auth. VRDO
    (Seattle Pacific Univ. Project)                                 4.25%         5/3/2001 LOC           12,000           12,000
Washington Housing Finance Agency Single
    Family Mortgage PUT                                             4.40%       10/15/2001                8,000            8,000
                                                                                                                      ----------
                                                                                                                         175,155
                                                                                                                      ----------

WEST VIRGINIA (0.7%)
Putnam County WV Solid Waste Disposal Rev. VRDO
    (Toyota Manufacturing Corp.)                                    4.35%         5/2/2001               56,700           56,700
                                                                                                                      ----------

WISCONSIN (1.2%)
Milwaukee WI Metro. Sewer Dist.                                     7.00%         9/1/2001                5,000            5,044
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO
    (Univ. of Wisconsin Hosp.)                                      4.25%         5/2/2001 (1)           16,500           16,500
Wisconsin Dept. of Transp. Rev. CP                                  3.40%        6/18/2001 LOC           21,631           21,631
Wisconsin GO CP                                                     3.20%        5/29/2001               15,000           15,000
Wisconsin GO TOB VRDO                                               4.31%         5/1/2002 (Prere.)++     5,000            5,000
Wisconsin Health & Educ. Fac. Auth. Rev. VRDO
    (Wheaton Franciscan Services)                                   4.15%         5/3/2001 LOC           38,300           38,300
                                                                                                                      ----------
                                                                                                                         101,475
                                                                                                                      ----------

WYOMING (0.3%)
Lincoln County WY PCR VRDO (Exxon Project)                          4.35%         5/2/2001                6,500            6,500
Wyoming Educ. Fund TRAN                                             5.25%        6/27/2001               20,000           20,027
                                                                                                                      ----------
                                                                                                                          26,527
                                                                                                                      ----------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
    (COST $8,278,464)                                                                                                  8,278,464
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                     164,286
Other Liabilities                                                                                                       (132,308)
                                                                                                                      ----------
                                                                                                                          31,978
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
Applicable to 8,311,499,193 outstanding $.001 par value shares of beneficial interest
    (unlimited authorization)                                                                                         $8,310,442
================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                                  $1.00
================================================================================================================================

-   See Note A in Notes to Financial Statements.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, the aggregate value of these securities was $305,978,000, representing 3.7% of net assets.

For key to abbreviations and other references, see page 84.

----------------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 2001, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           AMOUNT              PER
                                                                                                            (000)            SHARE
----------------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                        $8,311,517            $1.00
Undistributed Net Investment Income                                                                            --               --
Accumulated Net Realized Losses                                                                            (1,075)              --
Unrealized Appreciation                                                                                        --               --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $8,310,442            $1.00
==================================================================================================================================



                                     -----
                                       11

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                  MATURITY                  AMOUNT           VALUE-
SHORT-TERM TAX-EXEMPT FUND                                         COUPON             DATE                   (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.6%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      C>
ALABAMA (1.1%)
Alabama GO                                                          5.50%        10/1/2002               $  13,000        $  13,385
Alabama GO                                                          5.50%        10/1/2003                  10,000           10,450
                                                                                                                          ---------
                                                                                                                             23,835
                                                                                                                          ---------

ALASKA (2.3%)
Alaska Housing Finance Corp. (State Capital Project)                5.00%        12/1/2005 (1)               8,240            8,582
Alaska Housing Finance Corp. (State Capital Project)                5.25%         6/1/2002 (1)               7,190            7,336
Alaska Housing Finance Corp. (State Capital Project)                5.25%         6/1/2003 (1)               7,295            7,526
Alaska Housing Finance Corp. (State Capital Project)                5.25%         6/1/2005 (1)               3,050            3,192
North Slope Borough AK GO                                           0.00%         1/1/2002 (1)              23,650           23,115
                                                                                                                          ---------
                                                                                                                             49,751
                                                                                                                          ---------

ARIZONA (0.6%)
Arizona Transp. Highway Rev.                                        5.00%         7/1/2001                  12,010           12,047
                                                                                                                          ---------

CALIFORNIA (6.1%)
Contra Costa County CA TRAN                                         5.25%        10/1/2001                  25,000           25,214
Los Angeles CA Water & Power Rev.                                   5.00%         7/1/2003                  12,055           12,396
Sacramento County CA TRAN                                           5.00%        10/4/2001                  10,000           10,075
Sacramento County CA TRAN                                           5.25%        10/4/2001                  24,985           25,198
San Diego City CA TRAN                                              5.25%        10/2/2001                  23,000           23,193
Santa Barbara County CA TRAN                                        5.25%        10/2/2001                  31,000           31,260
                                                                                                                          ---------
                                                                                                                            127,336
                                                                                                                          ---------

COLORADO (0.5%)
Jefferson County CO School Dist. GO                                 5.00%       12/15/2001 (3)               5,800            5,867
Jefferson County CO School Dist. GO                                 5.00%       12/15/2002 (3)               4,500            4,612
                                                                                                                          ---------
                                                                                                                             10,479
                                                                                                                          ---------

CONNECTICUT (0.9%)
Connecticut GO                                                      6.00%       11/15/2004                   7,500            7,909
Connecticut GO                                                      6.25%       11/15/2002 (Prere.)          5,300            5,633
Connecticut GO                                                      7.00%        3/15/2003                   5,000            5,316
                                                                                                                          ---------
                                                                                                                             18,858
                                                                                                                          ---------

DELAWARE (0.5%)
Delaware GO                                                         5.00%         4/1/2002                   3,000            3,052
Delaware Transp. Auth. Transp. System Rev.                          6.50%         7/1/2001 (Prere.)          8,500            8,714
                                                                                                                          ---------
                                                                                                                             11,766
                                                                                                                          ---------

DISTRICT OF COLUMBIA (1.9%)
District of Columbia GO                                             4.65%         6/1/2002 (1)               4,205            4,268
District of Columbia GO                                             5.10%         6/1/2002                   6,445            6,546
District of Columbia GO                                             5.50%         6/1/2001                  25,000           25,040
District of Columbia Univ. Rev. (George Washington Univ.)           5.25%        9/15/2002 (1)               4,285            4,394
                                                                                                                          ---------
                                                                                                                             40,248
                                                                                                                          ---------

FLORIDA (3.2%)
Broward County FL Resource Recovery Rev.
    (Wheelabrator-North Project)                                    5.00%        12/1/2005                  12,975           13,409
Dade County FL Sales Tax Rev.                                       6.00%        10/1/2001 (2)               2,500            2,529
Florida Board of Educ. Capital Outlay GO                            5.00%         6/1/2002                  10,535           10,733
Florida Board of Educ. Capital Outlay GO                            5.00%         6/1/2005                   6,000            6,258
Florida Board of Educ. Capital Outlay GO                            6.50%         6/1/2002 (Prere.)          6,200            6,478
Florida Board of Educ. Capital Outlay GO                           6.625%         6/1/2002 (Prere.)          5,000            5,231
Florida Board of Higher Educ.                                       5.40%         5/1/2001 (ETM)             3,600            3,600
Jacksonville FL Electric Auth. Rev. (St. John River)                5.00%        10/1/2002                  11,910           12,182
Miami-Dade County FL School Board COP                               5.00%         8/1/2002 (4)               5,795            5,915
                                                                                                                          ---------
                                                                                                                             66,335



                                     -----
                                       12

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                  MATURITY                  AMOUNT           VALUE-
                                                                   COUPON             DATE                   (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA (1.2%)
Burke County GA Dev. Auth. PCR PUT
    (Georgia Power Co. Plant Vogtle Project)                        4.53%         3/1/2002              $   10,000        $  10,055
Georgia GO                                                          5.75%         8/1/2003                   5,000            5,241
Newton County GA School Dist. GO                                    5.00%         8/1/2001                   4,230            4,250
Newton County GA School Dist. GO                                    5.25%         8/1/2002                   5,360            5,487
                                                                                                                          ---------
                                                                                                                             25,033
                                                                                                                          ---------

HAWAII (3.0%)
Hawaii GO                                                           5.00%        12/1/2001                   5,000            5,054
Hawaii GO                                                           5.00%        10/1/2002 (3)               5,845            5,978
Hawaii GO                                                           5.25%         4/1/2003 (1)               5,000            5,155
Hawaii GO                                                           5.50%         7/1/2001                   6,500            6,524
Hawaii GO                                                           6.00%         3/1/2002 (3)               5,000            5,117
Hawaii GO                                                           6.25%         3/1/2005 (3)               5,000            5,396
Hawaii GO                                                           7.75%         2/1/2002                   5,000            5,166
Hawaii Highway Rev.                                                 5.00%         7/1/2002 (3)               3,530            3,599
Honolulu HI City & County GO                                        5.00%        11/1/2001 (3)              13,135           13,257
Honolulu HI City & County GO                                        5.00%         7/1/2002 (3)               4,675            4,767
Honolulu HI City & County GO                                        5.25%        11/1/2003 (3)                   5                5
Honolulu HI City & County GO                                        5.25%        11/1/2003 (3)(ETM)          2,550            2,655
                                                                                                                          ---------
                                                                                                                             62,673
                                                                                                                          ---------

ILLINOIS (3.1%)
Chicago IL GO                                                       5.50%         1/1/2002 (3)               3,000            3,046
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)                   5.70%        12/1/2003 (Prere.)         13,875           14,880
Illinois GO                                                         5.00%         8/1/2002                   3,000            3,062
Illinois GO                                                         5.25%        12/1/2002                   1,780            1,830
Illinois GO                                                         5.50%         6/1/2002                   5,200            5,324
Illinois GO                                                         5.50%        12/1/2003                   4,255            4,453
Metro. Pier & Exposition Auth. IL Dedicated Sales Tax Rev.          6.50%        6/15/2003 (Prere.)         10,020           10,819
Regional Transp. Auth. IL Rev.                                     6.125%         6/1/2002 (Prere.)          5,000            5,151
Univ. of Illinois Board of Trustees COP (Un-integrate Project)      5.25%        10/1/2004 (2)               8,840            9,238
Univ. of Illinois Board of Trustees COP (Un-integrate Project)      5.25%        10/1/2005 (2)               7,925            8,316
                                                                                                                          ---------
                                                                                                                             66,119
                                                                                                                          ---------

INDIANA (0.8%)
Indiana Transp. Finance Auth. Airport Lease Rev.                    6.25%        11/1/2002 (Prere.)          5,008            5,313
Indianapolis IN Local Public Improvement                            6.25%         1/1/2002                   4,000            4,077
Indianapolis IN Local Public Improvement                            6.70%         1/1/2002 (Prere.)          6,550            6,832
                                                                                                                          ---------
                                                                                                                             16,222
                                                                                                                          ---------

KANSAS (0.2%)
Merriam KS Hosp. Rev. (Shawnee Medical Center Project)              7.25%         9/1/2001 (Prere.)          3,580            3,697
                                                                                                                          ---------

LOUISIANA (1.2%)
Louisiana GO                                                        5.00%        4/15/2002 (2)               3,400            3,460
Louisiana GO                                                        5.10%         8/1/2002 (1)               5,000            5,111
Louisiana GO                                                        5.50%        4/15/2002 (4)               6,160            6,296
Louisiana GO                                                        5.50%       11/15/2002 (3)              10,565           10,897
                                                                                                                          ---------
                                                                                                                             25,764
                                                                                                                          ---------

MASSACHUSETTS (3.8%)
Boston MA BAN                                                       5.25%         5/1/2002                  17,800           18,180
Massachusetts GO                                                    5.75%         2/1/2005                   3,000            3,195
Massachusetts GO                                                    6.25%         7/1/2002                  25,180           26,027
Massachusetts GO                                                    6.50%         8/1/2001 (Prere.)          5,615            5,772
Massachusetts GO                                                    6.75%         8/1/2001 (Prere.)         13,500           13,885



                                     -----

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                  MATURITY                  AMOUNT           VALUE-
SHORT-TERM TAX-EXEMPT FUND                                         COUPON             DATE                   (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Caritas Christi Obligated Group)                               5.25%         7/1/2002              $    5,040        $   5,019
Massachusetts Health & Educ. Fac. Auth. Rev. PUT
    (Fairview Extended Care)                                       ,4.55%        7/14/2002 (1)               3,250            3,281
Massachusetts Water Resources Auth. Rev.                            6.50%        12/1/2001 (Prere.)          4,300            4,469
                                                                                                                          ---------
                                                                                                                             79,828
                                                                                                                          ---------

MICHIGAN (2.4%)
Michigan Building Auth. Rev. (Facilities Program)                   5.00%       10/15/2002                   5,020            5,137
Michigan Hosp. Finance Auth. Rev. (McLaren Obligated Group)         7.50%        9/15/2001 (Prere.)          5,750            5,955
Michigan Muni. Bond Bank Auth. Rev.                                 5.00%        12/1/2002                  11,905           12,197
Michigan Muni. Bond Bank Auth. Rev.                                 5.00%        8/23/2001                  11,000           11,059
Michigan Strategic Fund Limited Obligation Rev.
    PUT (Detroit Edison)                                            4.73%         9/1/2001                  15,065           15,097
                                                                                                                          ---------
                                                                                                                             49,445
                                                                                                                          ---------

MINNESOTA (2.0%)
Minneapolis MN GO                                                   5.00%        12/1/2001                  16,210           16,391
Minneapolis MN GO                                                   5.00%        12/1/2002                   5,000            5,126
Minnesota GO                                                        5.50%         6/1/2002                  11,705           11,988
Minnesota GO                                                        6.70%         8/1/2001                   8,590            8,663
                                                                                                                          ---------
                                                                                                                             42,168
                                                                                                                          ---------

MISSISSIPPI (1.0%)
Mississippi GO                                                      5.00%        11/1/2002                  10,255           10,502
Mississippi GO                                                      5.50%        11/1/2003                   3,265            3,416
Mississippi GO                                                      5.50%        11/1/2004                   7,265            7,684
                                                                                                                          ---------
                                                                                                                             21,602
                                                                                                                          ---------

MISSOURI (0.7%)
Missouri Environmental Improvement & Energy Resource
    Auth. Water PCR (Clean Water SRF Program)                       5.50%        6/15/2002                  14,800           15,176
                                                                                                                          ---------

MONTANA (0.5%)
Forsyth MT PCR PUT (Portland General Electric Co.)                  4.60%         5/1/2003                  10,000            9,976
                                                                                                                          ---------

NEBRASKA (0.9%)
Nebraska Public Power Dist. Rev.                                    5.00%         1/1/2002                  10,000           10,118
Nebraska Public Power Dist. Rev.                                    5.00%         1/1/2003 (1)               5,000            5,118
Nebraska Public Power Dist. Rev.                                    5.50%         7/1/2002                   4,000            4,100
                                                                                                                          ---------
                                                                                                                             19,336
                                                                                                                          ---------

NEVADA (1.8%)
Clark County NV Flood Control GO                                    5.25%        12/1/2002                   7,950            8,138
Clark County NV GO                                                  5.25%        11/1/2002                   6,255            6,426
Clark County NV Improvement & Refunding Rev.                        6.00%        10/1/2001                   4,845            4,902
Clark County NV School Dist. GO VRDO                                4.30%         5/2/2001 (4)               1,300            1,300
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)            5.00%        12/1/2002                   8,430            8,638
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)            5.25%        12/1/2003                   8,820            9,187
                                                                                                                          ---------
                                                                                                                             38,591
                                                                                                                          ---------

NEW JERSEY (4.6%)
New Jersey COP                                                      5.25%        6/15/2002                   8,040            8,219
New Jersey COP                                                      5.25%        6/15/2003                   8,460            8,766
New Jersey GO                                                       5.50%        7/15/2002                   5,000            5,131
New Jersey GO                                                       6.00%        7/15/2005                   6,455            6,989
New Jersey Health Care Fac. Finance Auth. Rev.
    (Community Medical Center, Kimball Medical Center,
    Kensington Manor Care Center Obligated Group)                   4.50%         7/1/2001 (4)               4,835            4,846



                                     -----
                                       14

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                  MATURITY                  AMOUNT           VALUE-
                                                                   COUPON             DATE                   (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Sports & Exposition Rev.                                 8.30%         1/1/2005 (ETM)        $    5,500        $   6,330
New Jersey TRAN COP                                                 5.25%        9/15/2004 (2)              12,000           12,581
New Jersey Transit Corp. Rev.                                       5.25%         9/1/2001 (ETM)             5,000            5,034
New Jersey Transit Corp. Rev.                                       5.50%         2/1/2004 (2)              10,000           10,458
New Jersey Transit Corp. Rev.                                       5.50%         2/1/2006 (2)              10,000           10,625
Port Auth. of New York & New Jersey                                 4.75%        9/15/2001 (3)               9,655            9,704
Port Auth. of New York & New Jersey                                 5.25%        7/15/2003                   8,195            8,442
                                                                                                                          ---------
                                                                                                                             97,125
                                                                                                                          ---------

NEW MEXICO (0.7%)
New Mexico GO                                                       5.50%         9/1/2001                   4,475            4,510
New Mexico Severance Tax Rev.                                       5.00%         7/1/2002                   9,600            9,791
                                                                                                                          ---------
                                                                                                                             14,301
                                                                                                                          ---------

NEW YORK (7.3%)
Erie County NY GO                                                   5.00%        11/1/2002 (3)               2,000            2,049
Metro. NY Transp. Auth. Rev. Transp. Fac.                          6.375%         7/1/2002 (Prere.)          4,000            4,219
Muni. Assistance Corp. for New York City NY Rev.                    5.00%         7/1/2001                  10,000           10,032
Muni. Assistance Corp. for New York City NY Rev.                    5.00%         7/1/2002                   4,500            4,590
Muni. Assistance Corp. for New York City NY Rev.                    5.25%         7/1/2001                   5,110            5,128
New York City NY GO                                                 7.00%         8/1/2002 (Prere.)          5,000            5,299
New York City NY GO                                                 7.50%         2/1/2002 (Prere.)         17,475           18,259
New York City NY GO                                                 7.50%         8/1/2002 (Prere.)         11,770           12,542
New York City NY GO                                                7.625%         2/1/2002 (Prere.)         12,790           13,404
New York City NY GO                                                 7.70%         2/1/2002 (Prere.)          3,350            3,513
New York State COP                                                  5.00%         3/1/2002                  16,230           16,465
New York State Dormitory Auth. Rev. (Interfaith Medical Center)     5.25%        2/15/2002                   2,565            2,603
New York State Dormitory Auth. Rev. (State Univ.)                   7.40%        5/15/2001                  10,500           10,518
New York State Environmental Fac. Rev. (Riverbank State Park)      7.375%         4/1/2002 (Prere.)          5,000            5,290
New York State Local Govt. Assistance Corp.                         6.25%         4/1/2002 (Prere.)         10,000           10,481
New York State Power Auth. Rev.                                    5.125%         1/1/2003 (Prere.)          5,870            6,145
New York State Thruway Auth. (Highway & Bridge Trust Fund)          5.25%         4/1/2002 (3)              10,000           10,192
New York State Urban Dev. Corp. Rev.
    (Community Enhancement Fac.)                                    4.50%         4/1/2002                   3,000            3,034
New York State Urban Dev. Corp. Rev.
    (Correctional Fac. Service Contract)                            5.00%         1/1/2002                   4,350            4,400
United Nations Dev. Corp. NY Rev.                                   6.00%         7/1/2003 (Prere.)          4,000            4,289
                                                                                                                          ---------
                                                                                                                            15,2452
                                                                                                                          ---------

OHIO (5.7%)
Cincinnati OH School Dist. TAN GO                                   5.00%        12/1/2001 (2)               5,000            5,047
Columbus OH GO                                                      5.25%       11/15/2002                   8,695            8,939
Hamilton County OH Hosp. Fac. Rev. VRDO
    (Health Alliance of Greater Cincinnati)                         4.25%         5/2/2001 (1)                 500              500
Northeast OH Regional Sewer Dist. Rev.                              6.50%       11/15/2001 (2)(Prere.)       5,750            5,911
Ohio Air Quality Dev. Auth. PUT (Ohio Edison)                       4.85%         2/1/2003                   8,000            8,017
Ohio Air Quality Dev. Auth. VRDO (Cincinnati Gas &
    Electric Co. Project)                                           4.30%         5/2/2001 LOC               4,900            4,900
Ohio Higher Educ. Capital Fac. GO                                   4.50%        6/15/2003                   6,760            6,896
Ohio Higher Educ. Capital Fac. GO                                   5.00%         2/1/2002                   9,200            9,329
Ohio Higher Educ. Capital Fac. GO                                   5.00%         2/1/2003                   6,605            6,770
Ohio Higher Educ. Capital Fac. GO                                   5.25%        12/1/2005                  10,000           10,566
Ohio Housing Finance Agency Mortgage Rev.                           3.95%         9/1/2003                   2,555            2,559
Ohio PCR VRDO (Sohio Air British Petroleum Co.)                     4.35%         5/2/2001                     600              600
Ohio State Highway Capital Improvements Rev. GO                     5.00%         5/1/2005                  10,000           10,434
Ohio State Highway Capital Improvements Rev. GO                     5.25%         5/1/2002                  22,500           22,963



                                     -----

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                  MATURITY                  AMOUNT           VALUE-
SHORT-TERM TAX-EXEMPT FUND                                         COUPON             DATE                   (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Water Dev. Auth. PCR PUT (Ohio Edison Co.)                     5.40%        12/1/2001              $   10,000        $  10,039
Ohio Water Dev. Auth. PUT (Cleveland Electric)                      5.35%        10/1/2002                   7,000            7,036
                                                                                                                          ---------
                                                                                                                            120,506
                                                                                                                          ---------

OKLAHOMA (0.7%)
Tulsa County OK Independent School Dist. No. 9
    Union Board of Educ.                                            4.50%         6/1/2002                   3,500            3,548
Tulsa County OK Independent School Dist. No. 10
    Union Board of Educ.                                           4.625%         6/1/2003                   3,500            3,576
Tulsa OK Muni. Airport Transp. Rev. PUT (American Airlines)         5.80%        12/1/2004                   7,000            7,083
                                                                                                                          ---------
                                                                                                                             14,207
                                                                                                                          ---------

OREGON (0.6%)
Oregon Dept. Administrative Services COP                            6.00%         5/1/2002 (2)               3,880            3,985
Oregon Health, Housing, Educ., & Cultural Fac. Auth.
    College Housing Project PUT (Portland State Univ.)              5.00%         5/1/2003 LOC               5,240            5,279
Port Auth. of Portland OR Airport Rev.
    (Portland International Airport)                                5.00%         7/1/2002 (3)               3,195            3,247
                                                                                                                          ---------
                                                                                                                             12,511
                                                                                                                          ---------

PENNSYLVANIA (4.7%)
Allegheny County PA Airport Rev.
    (Pittsburgh International Airport)                              5.00%         1/1/2002 (1)               4,055            4,094
Geisinger Health System Auth. of Pennsylvania VRDO
    (Penn State Geisinger Health System)                            4.28%         5/2/2001                   3,700            3,700
Pennsylvania GO                                                     0.00%         7/1/2004                   7,500            6,591
Pennsylvania GO                                                    5.125%        9/15/2002 (2)               4,540            4,651
Pennsylvania GO                                                    5.125%        9/15/2005 (2)               3,200            3,361
Pennsylvania GO                                                     5.25%       11/15/2001 (3)              10,000           10,116
Pennsylvania GO                                                     5.25%       10/15/2003 (2)              10,500           10,924
Pennsylvania Intergovernmental Cooperation Auth. Rev.               6.00%        6/15/2002 (3)               7,000            7,208
Pennsylvania Intergovernmental Cooperation Auth. Rev.
    (Philadelphia Funding Program)                                  6.80%        6/15/2002 (Prere.)          5,050            5,244
Philadelphia PA GO                                                  5.00%        5/15/2001                   5,940            5,943
Philadelphia PA GO                                                  5.00%        5/15/2003 (3)               5,845            6,013
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
    (Children's Hosp. Project)                                      4.35%         5/2/2001                   4,800            4,800
Philadelphia PA Muni. Auth. Rev.                                   8.625%       11/15/2001 (Prere.)         15,500           16,257
Pittsburgh PA GO                                                    5.00%         3/1/2002 (1)              10,000           10,155
                                                                                                                          ---------
                                                                                                                             99,057
                                                                                                                          ---------

RHODE ISLAND (3.0%)
Rhode Island Depositors Econ. Protection Corp.                      6.95%         8/1/2002 (Prere.)         14,250           15,145
Rhode Island Housing & Mortgage Finance Corp. Rev.                  4.50%         4/1/2003                  14,575           14,775
Rhode Island Housing & Mortgage Finance Corp. Rev. PUT              4.50%        10/1/2003                   5,490            5,616
Rhode Island Housing & Mortgage Finance Corp. Rev. PUT              5.00%        10/1/2002                  16,000           16,329
Rhode Island Housing & Mortgage Finance Corp. Rev. PUT              5.00%        10/1/2003                  10,000           10,345
                                                                                                                          ---------
                                                                                                                             62,210
                                                                                                                          ---------

SOUTH CAROLINA (2.9%)
Greenville County SC School Dist. GO                                5.25%         3/1/2002                  18,000           18,330
South Carolina GO                                                   5.25%         4/1/2004                  12,525           13,078
South Carolina Public Service Auth. Rev. (Santee Cooper)            6.50%         7/1/2002 (Prere.)         10,000           10,551
South Carolina School Fac. GO                                       5.00%         1/1/2003                  12,010           12,303
South Carolina Transp. Infrastructure Rev.                          5.00%        10/1/2002 (1)               6,685            6,841
                                                                                                                          ---------
                                                                                                                             61,103
                                                                                                                          ---------

TENNESSEE (2.1%)
Knoxville TN GO                                                     5.00%         6/1/2002                  20,000           20,366
Memphis TN GO                                                       5.50%         4/1/2002                   4,360            4,454



                                     -----
                                       16

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                  MATURITY                  AMOUNT           VALUE-
                                                                   COUPON             DATE                   (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
Metro. Govt. of Nashville & Davidson County TN GO                   5.00%       10/15/2004               $   9,940        $  10,362
Metro. Govt. of Nashville & Davidson County TN GO                   6.15%        5/15/2002 (Prere.)          8,050            8,445
                                                                                                                          ---------
                                                                                                                             43,627
                                                                                                                          ---------

TEXAS (13.8%)
Brazos River Auth. TX PCR PUT (Texas Util. Electric Co.)            4.80%         4/1/2003                  20,000           19,956
Brazos River Auth. TX PCR PUT (Texas Util. Electric Co.)            5.50%        6/19/2001                  13,605           13,621
Dallas TX GO                                                        5.25%        8/15/2003                   5,240            5,436
Dallas TX Waterworks & Sewer Rev.                                   7.75%         4/1/2003                  10,000           10,749
Dallas-Fort Worth TX International Airport Fac.
    Improvement Corp. Rev. PUT (American Airlines)                  5.95%        11/1/2003                   4,000            4,061
Gulf Coast TX Waste Disposal Auth. PCR VRDO
    (Amoco Oil Co. Project)                                         4.55%         5/2/2001                     800              800
Harris County TX Capital Appreciation GO                            0.00%        10/1/2001 (1)              11,890           11,717
Harris County TX Capital Appreciation GO                            0.00%        10/1/2002 (1)              12,370           11,747
Harris County TX Flood Control Dist. Capital Appreciation GO        0.00%        10/1/2002 (1)              10,000            9,496
Harris County TX GO                                                 5.75%       12/15/2003                   5,160            5,430
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
    (Hermann Memorial Hosp. System Project)                         5.00%         6/1/2001 (4)               1,500            1,502
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
    (Methodist Hosp. of Houston)                                    4.35%         5/2/2001                     200              200
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)      5.00%         7/1/2001                  11,100           11,119
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
    (St. Luke's Episcopal Hosp.)                                    4.35%         5/2/2001                      30               30
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
    (YMCA of Greater Houston)                                       4.40%         5/2/2001 LOC                 600              600
Harris County TX IDA VRDO (Shell Oil Co. Project)                   4.35%         5/2/2001                   1,600            1,600
Harris County TX Toll Road GO                                       6.50%        8/15/2002 (2)(Prere.)      17,900           18,952
Houston TX GO                                                       5.00%         3/1/2003                  20,000           20,478
Houston TX Refunding & Public Improvement GO                        5.00%         3/1/2003                  13,500           13,823
Lubbock TX Health Fac. Dev. Corp. Rev.
    (St. Joseph Health System Obligated Group)                      5.00%         7/1/2001                   3,070            3,076
Matagorda County TX Navigation Dist. PCR PUT
    (Central Power & Light)                                         4.90%        11/1/2001                   7,700            7,725
Matagorda County TX Navigation Dist. PCR PUT
    (Central Power & Light)                                         4.95%        11/1/2001                  22,500           22,588
Matagorda County TX Navigation Dist. PCR PUT
    (Reliant Energy Inc.)                                           5.20%        11/1/2002                   5,000            5,055
Northeast TX Independent School Dist. GO                            6.50%        10/1/2002                   3,350            3,490
Round Rock TX Independent School Dist. GO                           6.50%         8/1/2002                   1,745            1,811
Southwest Texas Higher Educ. Auth. Inc. VRDO
    (Southern Methodist Univ.)                                      4.40%         5/2/2001 LOC               4,800            4,800
Texas Muni. Power Agency Rev.                                       0.00%         9/1/2005 (2)               5,490            4,561
Texas TRAN                                                          5.25%        8/31/2001                  50,000           50,337
Travis County TX GO                                                 5.00%         3/1/2002                   6,090            6,185
Univ. of Texas Board of Regents Rev.                                7.00%        8/15/2001 (Prere.)          6,700            6,905
Univ. of Texas Permanent Univ. Fund Rev.                            6.40%         7/1/2001 (Prere.)          5,000            5,125
Univ. of Texas Permanent Univ. Fund Rev.                            6.50%         7/1/2001 (Prere.)          6,000            6,151
                                                                                                                          ---------
                                                                                                                            289,126
                                                                                                                          ---------

UTAH (0.6%)
Utah GO                                                             5.50%         7/1/2001                   8,050            8,082
Utah GO                                                             5.50%         7/1/2002                   4,000            4,101
                                                                                                                          ---------
                                                                                                                             12,183
                                                                                                                          ---------



                                     -----

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                  MATURITY                  AMOUNT           VALUE-
SHORT-TERM TAX-EXEMPT FUND                                         COUPON             DATE                   (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA (3.0%)
Culpeper County VA School Notes GO                                  4.65%         9/1/2002                $  6,400         $  6,404
Fairfax County VA Public Improvement GO                             5.50%         6/1/2002                   4,400            4,507
Louisa VA IDA Solid Waste & Sewer Disposal Rev. PUT
    (VA Electric & Power Co. Project)                               4.90%        3/31/2002                   9,000            9,067
Metro. Washington DC Airport Auth. VA General
    Airport System Rev.                                             5.50%        10/1/2004 (1)               3,005            3,150
Metro. Washington DC Airport Auth. VA General
    Airport System Rev.                                             5.50%        10/1/2005 (1)               4,290            4,527
Newport News VA IDA Rev. (Advanced Shipbuilding Carrier)            5.00%         9/1/2001                   3,900            3,925
Virginia Commonwealth Transp. Board Federal Highway Note            5.50%        10/1/2003                  13,750           14,382
Virginia Public School Auth. Rev.                                   6.00%         1/1/2002                   5,000            5,096
Virginia Public School Auth. Rev. GO                                5.00%         8/1/2002                  12,415           12,678
                                                                                                                          ---------
                                                                                                                             63,736
                                                                                                                          ---------
WASHINGTON (3.2%)
Energy Northwest Washington Electric Refunding Rev.
    (Project No. 1)                                                 5.25%         7/1/2002 (4)              14,120           14,428
Energy Northwest Washington Electric Refunding Rev.
    (Project No. 3)                                                 5.25%         7/1/2002 (4)              19,770           20,201
King County WA GO                                                   5.40%        12/1/2002                   3,400            3,503
Spokane WA Regional Solid Waste Management System Rev.              6.25%         1/1/2003 (2)               7,945            8,232
Washington GO                                                       5.50%         1/1/2003                   9,655            9,946
Washington GO                                                       6.40%         9/1/2003                   7,000            7,132
Washington GO                                                       7.00%         8/1/2002                   4,000            4,174
                                                                                                                          ---------
                                                                                                                             67,616
                                                                                                                          ---------

WISCONSIN (3.2%)
Appleton WI Water System Rev. BAN                                   3.95%         7/1/2002                  18,000           18,002
Milwaukee WI GO                                                     6.00%         2/1/2005                   9,300            9,955
Wisconsin GO                                                        5.50%         5/1/2002                   5,560            5,688
Wisconsin GO                                                        5.80%         5/1/2001                   4,000            4,000
Wisconsin GO                                                        6.00%         5/1/2002                  15,500           15,933
Wisconsin GO                                                        6.00%         5/1/2003                   4,000            4,185
Wisconsin GO                                                        6.30%         5/1/2002 (Prere.)          5,000            5,152
Wisconsin Petroleum Inspection Fee Rev.                             5.50%         7/1/2002                   5,000            5,120
                                                                                                                          ---------
                                                                                                                             68,035
                                                                                                                          ---------

WYOMING (2.8%)
Wyoming Community Dev. Auth. Housing Rev.                           4.25%         8/1/2001                  15,000           15,010
Wyoming Community Dev. Auth. Housing Rev.                           4.75%        12/1/2002                  19,355           19,494
Wyoming Community Dev. Auth. Housing Rev.                           5.00%         9/1/2002                  25,000           25,122
                                                                                                                          ---------
                                                                                                                             59,626
                                                                                                                          ---------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
    (COST $2,057,382)                                                                                                     2,073,706
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.4%)
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                         43,788
Liabilities                                                                                                                 (15,222)
                                                                                                                          ---------
                                                                                                                             28,566
                                                                                                                          ---------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                        $2,102,272
===================================================================================================================================

- See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 84.



                                     -----

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                             AMOUNT
                                                                                                                              (000)
-----------------------------------------------------------------------------------------------------------------------------------
AT APRIL 30, 2001, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                                          $2,087,088
Undistributed Net Investment Income                                                                                              --
Accumulated Net Realized Losses                                                                                              (1,140)
Unrealized Appreciation--Note F                                                                                              16,324
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                               $2,102,272
===================================================================================================================================

Investor Shares--Net Assets
Applicable to 86,891,081 outstanding $.001
    par value shares of beneficial interest (unlimited authorization)                                                    $1,358,558
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                                                                                          $15.64
===================================================================================================================================

Admiral Shares--Net Assets
Applicable to 47,566,697 outstanding $.001
    par value shares of beneficial interest (unlimited authorization)                                                      $743,714
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    ADMIRAL SHARES                                                                                                           $15.64
===================================================================================================================================



                                     -----
                                       19

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FACE       MARKET
                                                                                     MATURITY                  AMOUNT       VALUE-
LIMITED-TERM TAX-EXEMPT FUND                                          COUPON             DATE                   (000)        (000)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.8%)
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.0%)
Alabama GO                                                             5.50%        10/1/2002                $  6,500    $   6,692
Huntsville AL Health Care Fac. Auth. PUT                               4.65%         6/1/2005 (1)              26,050       26,387
                                                                                                                         ---------
                                                                                                                            33,079
                                                                                                                         ---------

ALASKA (1.9%)
Alaska Housing Finance Corp. (State Capital Project)                   5.50%         6/1/2004 (1)               7,245        7,585
Anchorage AK GO                                                        4.70%         8/1/2001 (1)               5,000        5,019
North Slope Borough AK Capital Appreciation GO                         0.00%         1/1/2003 (1)              19,000       17,819
North Slope Borough AK Capital Appreciation GO                         0.00%        6/30/2004 (4)               8,955        7,853
North Slope Borough AK Capital Appreciation GO                         0.00%        6/30/2006 (1)              19,250       15,296
North Slope Borough AK Capital Appreciation GO                         0.00%        6/30/2008 (1)               6,850        4,876
                                                                                                                         ---------
                                                                                                                            58,448
                                                                                                                         ---------

ARIZONA (2.6%)
Arizona Transp. Board Excise Tax Rev.
    (Maricopa County Regional Area Road)                               5.00%         7/1/2002                   8,880        9,053
Arizona Transp. Board Excise Tax Rev.
    (Maricopa County Regional Area Road)                               5.00%         7/1/2004                  15,165       15,730
Arizona Transp. Board Excise Tax Rev.
    (Maricopa County Regional Area Road)                               6.00%         7/1/2002 (2)              15,185       15,651
Arizona Transp. Board Highway Rev.                                     5.50%         7/1/2004                  15,040       15,828
Arizona Transp. Board Highway Rev.                                     8.00%         7/1/2004                   6,300        7,079
Maricopa County AZ Community College Dist. Project GO                  5.25%         7/1/2003                   8,350        8,645
Phoenix AZ Civic Improvement Corp. Waste Water
    System Lease Rev.                                                 6.125%         7/1/2003 (Prere.)         10,000       10,727
                                                                                                                         ---------
                                                                                                                            82,713
                                                                                                                         ---------

CALIFORNIA (3.6%)
California Dept. of Water Rev. (Central Valley Project)                8.25%        12/1/2001                   4,790        4,925
California Dept. of Water Rev. (Central Valley Project)                8.25%        12/1/2002                   5,060        5,426
California Dept. of Water Rev. (Central Valley Project)                8.25%        12/1/2005                   5,685        6,685
California GO                                                          5.25%         3/1/2006                  26,000       27,182
California GO                                                          7.50%        11/1/2003 (3)               6,000        6,536
California Higher Educ. Loan Auth. Student Loan Rev.                   6.50%         6/1/2005                   7,000        7,336
East Bay Muni. Util. Water System Rev.                                 5.20%         6/1/2008 (1)               5,800        6,015
Los Angeles CA Dept. of Water & Power Waterworks Rev.                  9.00%        5/15/2002 ++                9,135        9,642
Los Angeles CA Dept. of Water & Power Waterworks Rev.                  9.00%        5/15/2003                   5,355        5,896
Los Angeles County CA Public Works Auth. Rev.                          6.00%        10/1/2003                  12,010       12,670
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.            0.00%        1/15/2002                  20,590       20,009
                                                                                                                         ---------
                                                                                                                           112,322
                                                                                                                         ---------

COLORADO (5.2%)
Arapahoe County CO Capital Improvement
    Trust Fund Highway Rev.                                            0.00%        8/31/2005 (Prere.)        406,160      102,373
Arapahoe County CO Capital Improvement
    Trust Fund Highway Rev.                                            7.00%        8/31/2005 (Prere.)         17,000       19,572
Colorado Dept. Transp. Rev.                                            5.50%        6/15/2007 (1)              18,000       19,281
Denver CO City & County Airport Rev.                                   5.50%       11/15/2002 (2)               3,000        3,080
Denver CO City & County Airport Rev.                                   5.50%       11/15/2003 (2)               3,000        3,116
Denver CO City & County Airport Rev.                                   5.50%       11/15/2005 (2)               9,375        9,878
Denver CO City & County Airport Rev.                                   7.50%       11/15/2002                   6,080        6,306
                                                                                                                         ---------
                                                                                                                           163,606
                                                                                                                         ---------

CONNECTICUT (0.9%)
Connecticut GO                                                         6.25%        5/15/2005                  10,000       10,914
Connecticut GO                                                         6.25%        5/15/2005 (ETM)                80           87



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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Special Assessment Unemployment
    Compensation Rev.                                                  5.50%        5/15/2001 (2)         $ 13,455       $   13,468
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)       6.25%        10/1/2002 (3)            4,000            4,164
                                                                                                                         -----------
                                                                                                                             28,633
                                                                                                                         -----------
DELAWARE (0.1%)
Delaware GO                                                            5.00%         1/1/2002                5,085            5,149


DISTRICT OF COLUMBIA (2.5%)
District of Columbia GO                                                5.00%         6/1/2002 (1)            5,710            5,815
District of Columbia GO                                                5.00%         6/1/2003 (1)            5,995            6,165
District of Columbia GO                                                5.25%         6/1/2007 (1)           16,000           16,815
District of Columbia GO                                                5.30%         6/1/2005 (2)           10,900           11,439
District of Columbia GO                                                5.50%         6/1/2002               15,000           15,309
District of Columbia GO                                                5.50%         6/1/2008 (4)            4,750            5,062
District of Columbia GO                                                5.80%         6/1/2004 (3)            6,605            6,985
District of Columbia Rev. (George Washington Univ.)                    5.50%        9/15/2004 (1)            4,000            4,213
Metro. Washington DC Airports Auth. General Airport Rev.               5.50%        10/1/2006                4,745            5,003
                                                                                                                         -----------
                                                                                                                             76,806
                                                                                                                         -----------
FLORIDA (2.0%)
Broward County FL Resource Recovery Rev.
    (Wheelabrator-South Project)                                       5.50%        12/1/2008               22,980           24,246
Florida Board of Educ. Rev. (Capital Outlay)                           6.50%         6/1/2002                4,505            4,658
Florida Board of Educ. Rev. (Capital Outlay)                           6.50%         6/1/2004                5,565            6,005
Florida Dept. of General Services Rev.
    (Dept. of Environmental Protection Preservation-2000)              6.00%         7/1/2004 (2)           10,815           11,539
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)             4.40%         5/2/2001                  400              400
Lakeland FL Electric & Water Rev.                                      6.30%        10/1/2002 (4)            5,000            5,201
Lee County FL School Board COP                                         6.00%         8/1/2002 (4)            2,750            2,838
Orange County FL Health Fac. Auth. Rev.
    (Orlando Regional Healthcare)                                      6.00%        10/1/2004 (1)            1,160            1,241
Orange County FL Health Fac. Auth. Rev.
    (Orlando Regional Healthcare)                                      6.00%        10/1/2004 (1)(ETM)       2,815            3,027
Tampa FL Hillsborough County Expressway Auth. Rev.                     6.50%         7/1/2003 (2)            4,770            5,059
                                                                                                                         -----------
                                                                                                                             64,214
                                                                                                                         -----------
GEORGIA (3.7%)
Atlanta GA Airport Fac. Rev. Capital Appreciation                      0.00%        9/19/2006 (1)           10,000            6,132
Burke County GA Dev. Auth. PCR PUT
    (Georgia Power Co. Plant Vogtle Project)                           4.53%         3/1/2002               22,000           22,121
Burke County GA Dev. Auth. PCR VRDO
    (Oglethorpe Power Corp.)                                           4.40%         5/2/2001 (2)              525              525
Douglas County GA School Dist. GO                                      5.25%         4/1/2004                4,200            4,380
Emory Colleges & Univ. Auth. GA Rev. (Emory Univ. Project)             5.50%        11/1/2006                8,000            8,567
Georgia GO                                                             5.75%         3/1/2002                5,600            5,721
Georgia GO                                                             6.00%         7/1/2003                8,300            8,726
Georgia GO                                                             6.00%         7/1/2007               10,580           11,653
Georgia GO                                                             7.20%         3/1/2002                3,000            3,099
Georgia GO                                                             7.25%         7/1/2002                5,620            5,871
Georgia GO                                                             7.25%         9/1/2002                8,160            8,569
Georgia GO                                                             7.40%         8/1/2002               12,360           12,966
Metro. Atlanta GA Rapid Transp. Auth. Sales Tax Rev.                   6.35%         7/1/2004                3,560            3,645
Newton County GA School Dist. GO                                       5.25%         8/1/2003                5,765            5,976
Newton County GA School Dist. GO                                       5.50%         8/1/2004                6,185            6,513
                                                                                                                         -----------
                                                                                                                            114,464
                                                                                                                         -----------
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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
LIMITED-TERM TAX-EXEMPT FUND                                          COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
HAWAII (3.3%)
Hawaii Airports System Rev.                                            6.00%         7/1/2007 (3)         $  6,000       $    6,460
Hawaii GO                                                              5.25%         4/1/2004 (1)           14,600           15,200
Hawaii GO                                                              5.50%         4/1/2004 (1)           11,920           12,485
Hawaii GO                                                              5.50%         4/1/2005 (1)           13,630           14,390
Hawaii GO                                                              5.70%        10/1/2004 (1)           10,000           10,613
Hawaii GO                                                              6.00%         4/1/2003 (1)           10,185           10,634
Hawaii GO                                                              6.25%         3/1/2005 (3)            8,585            9,265
Hawaii GO                                                              7.75%         2/1/2002                9,600            9,918
Honolulu HI City & County GO                                           5.25%        11/1/2003 (3)           13,135           13,656
                                                                                                                         -----------
                                                                                                                            102,621
                                                                                                                         -----------
ILLINOIS (7.2%)
Chicago IL GO                                                          6.25%       10/31/2002 (1)            4,250            4,421
Chicago IL O'Hare International Airport Rev.                           5.50%         1/1/2006 (2)           16,120           16,881
Chicago IL O'Hare International Airport Special
    Fac. Rev. (United Airlines)                                        6.10%         5/1/2010               25,000           24,926
Chicago IL Public Building Comm. Board of Educ. GO                    5.125%         2/1/2003 (3)            7,500            7,692
Chicago IL School Finance Auth. GO                                     5.00%         6/1/2003 (3)           25,190           25,861
Chicago IL School Finance Auth. GO                                     5.10%         6/1/2004 (3)           10,000           10,363
Illinois Dev. Finance Auth. PCR PUT (Commonwealth Edison)              4.40%        12/1/2006 (2)           19,000           19,177
Illinois Dev. Finance Auth. Rev. (Provena Health)                      5.50%        5/15/2004 (1)            4,740            4,953
Illinois Dev. Finance Auth. Rev. (Provena Health)                      5.50%        5/15/2005 (1)            2,500            2,630
Illinois Dev. Finance Auth. Rev. (Provena Health)                      5.50%        5/15/2006 (1)            2,000            2,113
Illinois Dev. Finance Auth. Solid Waste Disposal Rev.
    (Waste Managment Project)                                          5.85%         2/1/2007                7,185            7,219
Illinois Educ. Fac. Auth. Rev. PUT (Univ. of Chicago)                  4.40%         7/1/2004                6,225            6,261
Illinois GO                                                            5.25%         8/1/2003                3,515            3,641
Illinois GO                                                            5.50%        12/1/2004               12,000           12,682
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network)         5.25%        8/15/2005                1,615            1,662
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network)         5.25%        8/15/2005 (ETM)          2,085            2,197
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)          5.00%         6/1/2003 (1)            2,895            2,967
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)          5.00%         6/1/2004 (1)            3,080            3,174
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)          5.00%         6/1/2006 (1)            4,400            4,547
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)          5.25%         6/1/2007 (1)            5,270            5,510
Illinois Health Fac. Auth. Rev. PUT (Edgewater Medical Center)         4.70%         7/1/2004 LOC           10,990           11,083
Illinois Sales Tax Rev.                                                5.60%        6/15/2004                4,000            4,215
Illinois Student Assistance Comm. Student Loan Rev.                    5.70%         3/1/2006                4,000            4,144
Metro. Pier & Exposition Auth. Illinois Dedicated State Tax Rev.       0.00%        6/15/2008 (3)            6,670            4,764
Metro. Pier & Exposition Auth. Illinois Dedicated State Tax Rev.       0.00%        6/15/2008 (Prere.)       1,220              880
Metro. Pier & Exposition Auth. Illinois Dedicated State Tax Rev.       6.50%        6/15/2003 (Prere.)      29,455           31,804
                                                                                                                         -----------
                                                                                                                            225,767
                                                                                                                         -----------
INDIANA (0.2%)
Indianapolis IN Airport Auth. Rev.                                     5.00%         7/1/2004 (3)            5,000            5,134
                                                                                                                         -----------


KANSAS (1.0%)
Burlington KS Environmental Rev. Refunding PUT
    (Kansas City Power & Light Co. Project)                            4.35%         9/1/2001               15,810           15,829
Kansas Dept. of Transp. Highway Rev.                                   5.50%         9/1/2006                6,000            6,405
Kansas Dept. of Transp. Highway Rev.                                   7.25%         3/1/2006                5,820            6,603
Unified Govt. of Wyandotte County Kansas City KS Util.
    System Improvement Refunding Rev.                                  5.00%         9/1/2004 (1)            2,500            2,602
                                                                                                                         -----------
                                                                                                                             31,439
                                                                                                                         -----------

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
KENTUCKY (2.8%)
Jefferson County KY Capital Appreciation GO                            0.00%        8/15/2004 (4)          $ 3,980       $    3,482
Jefferson County KY Capital Appreciation GO                            0.00%        8/15/2005 (4)            4,780            3,991
Kentucky Property & Building Comm. Rev. (Project # 59)                 6.00%        11/1/2002                2,000            2,076
Kentucky Property & Building Comm. Rev. (Project # 68)                 6.00%        10/1/2008               10,000           11,036
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
    (Revitalization Project)                                           5.50%         7/1/2009 (2)           15,000           16,089
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
    (Revitalization Project)                                           5.75%         7/1/2008 (4)           26,760           29,113
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
    (Revitalization Project)                                           6.50%         7/1/2007 (2)           18,000           20,187
                                                                                                                         -----------
                                                                                                                             85,974
                                                                                                                         -----------
LOUISIANA (1.9%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.             5.50%        12/1/2004 (4)            5,145            5,443
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.             5.50%        12/1/2005 (4)            3,790            4,034
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)       5.50%         7/1/2005 (4)            5,865            6,199
New Orleans LA GO                                                      6.50%        10/1/2001 (2)           10,655           10,801
St. Charles Parish LA PCR PUT (Entergy Inc.)                           4.85%         6/1/2002               18,000           18,075
St. Charles Parish LA PCR PUT (Entergy Inc.)                           5.35%        10/1/2003               14,775           14,921
                                                                                                                         -----------
                                                                                                                             59,473
                                                                                                                         -----------
MAINE (0.1%)
Maine Health & Higher Educ. Fac. Auth. Rev. (Sabasticook Hosp.)       10.10%         7/1/2001 (Prere.)       4,200            4,330
                                                                                                                         -----------


MASSACHUSETTS (2.8%)
Massachusetts Educ. Finance Auth. Educ. Loan Rev.                      4.40%        12/1/2005                2,345            2,363
Massachusetts Educ. Finance Auth. Educ. Loan Rev.                      4.50%        12/1/2006                2,835            2,854
Massachusetts Educ. Finance Auth. Educ. Loan Rev.                      4.55%        12/1/2007                3,815            3,826
Massachusetts GO                                                       5.75%        10/1/2008                6,710            7,331
Massachusetts GO                                                       5.75%       12/15/2008               16,210           17,712
Massachusetts GO                                                       6.25%         7/1/2002               12,500           12,920
Massachusetts GO                                                      6.875%         7/1/2001 (Prere.)      17,400           17,849
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Caritas Christi Obligated Group)                                  5.25%         7/1/2001                3,795            3,793
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Caritas Christi Obligated Group)                                  5.25%         7/1/2004                2,500            2,453
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Caritas Christi Obligated Group)                                  5.25%         7/1/2005                3,930            3,815
Massachusetts Health & Educ. Fac. Auth. Rev. PUT
    (Fairview Extended Care)                                           4.55%        7/14/2002 (1)            3,350            3,382
Massachusetts Water Resources Auth.                                   6.875%        12/1/2001 (Prere.)       9,945           10,356
                                                                                                                         -----------
                                                                                                                             88,654
                                                                                                                         -----------
MICHIGAN (5.5%)
Detroit MI GO                                                          5.70%         5/1/2001 (2)            5,000            5,000
Greater Detroit MI Resource Recovery Auth. Rev.                        5.50%       12/13/2001 (2)            5,000            5,072
Greater Detroit MI Resource Recovery Auth. Rev.                        5.50%       12/13/2003 (2)           17,995           18,856
Greater Detroit MI Resource Recovery Auth. Rev.                        5.50%       12/13/2004 (2)           12,990           13,752
Michigan Building Auth. Rev.                                           5.25%       10/15/2003               13,890           14,444
Michigan Building Auth. Rev.                                           5.25%       10/15/2004               19,885           20,877
Michigan Building Auth. Rev.                                           6.20%        10/1/2002                5,450            5,620
Michigan Building Auth. Rev.                                           6.30%        10/1/2003 (4)            7,800            8,049
Michigan Building Auth. Rev.                                           6.50%        10/1/2004               14,500           15,758
Michigan Building Auth. Rev. (Facilities Program)                      5.50%       10/15/2007                5,945            6,382
Michigan Building Auth. Rev. (Facilities Program)                      5.50%       10/15/2008                6,435            6,915
Michigan GO (Environmental Protection Program)                         6.00%        11/1/2002                4,845            5,030


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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
LIMITED-TERM TAX-EXEMPT FUND                                          COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Michigan Hosp. Finance Auth. (Genesys Regional Medical)                5.25%        10/1/2003             $  2,500       $    2,599
Michigan Hosp. Finance Auth. (Genesys Regional Medical)                5.50%        10/1/2005                6,655            7,092
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)            5.50%        10/1/2006                7,575            8,120
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)            5.50%        10/1/2007                9,405           10,119
Michigan Strategic Fund Limited Obligation Rev. PUT
    (Detroit Edison)                                                   4.73%         9/1/2001               10,000           10,021
Univ. of Michigan Hosp. Rev. VRDO                                      4.40%         5/2/2001                  600              600
Wayne Charter County MI Airport Rev.
    (Detroit Metro. Wayne County)                                      5.25%        12/1/2006 (1)            6,620            6,912
                                                                                                                         -----------
                                                                                                                            171,218
                                                                                                                         -----------
MINNESOTA (1.0%)
Minneapolis MN Community Dev. Agency Tax Increment Rev.                0.00%         9/1/2003 (1)            5,875            5,378
Minnesota GO                                                           5.50%         6/1/2006                8,730            9,339
Minnesota GO                                                           6.00%         8/1/2004                5,000            5,351
Minnesota GO                                                           6.00%         8/1/2005                8,255            8,948
Minnesota Public Fac. Water PCR Rev.                                   5.00%         3/1/2002                2,620            2,662
                                                                                                                         -----------
                                                                                                                             31,678
                                                                                                                         -----------
MISSISSIPPI (0.2%)
Mississippi GO                                                         7.00%         5/1/2004                4,555            4,965
                                                                                                                         -----------


MONTANA (1.1%)
Forsyth MT PCR PUT (Portland General Electric Co.)                     4.60%         5/1/2003               34,410           34,326
                                                                                                                         -----------


NEBRASKA (0.2%)
Nebraska Public Power Dist. Rev. Power Supply System                   6.10%         1/1/2003 (Prere.)       5,500            5,835
                                                                                                                         -----------


NEVADA (1.1%)
Clark County NV Airport Improvement Rev. VRDO
    (McCarran International Airport)                                   4.10%         5/2/2001 LOC            1,454            1,454
Clark County NV Passenger Fac. Charge Rev.
    (McCarran International Airport)                                   6.25%         7/1/2004 (1)            8,240            8,753
Clark County NV Passenger Fac. Charge Rev.
    (McCarran International Airport)                                   6.25%         7/1/2005 (1)            4,310            4,631
Clark County NV School Dist. GO                                        6.00%        6/15/2003 (3)            4,830            5,064
Clark County NV School Dist. GO                                        9.75%         6/1/2001 (1)           10,000           10,055
Nevada GO                                                              5.00%         7/1/2004                5,030            5,219
                                                                                                                         -----------
                                                                                                                             35,176
                                                                                                                         -----------
NEW HAMPSHIRE (1.5%)
New Hampshire Business Finance Auth. PCR PUT
    (United Illuminating)                                              4.55%         2/1/2004               36,000           35,418
New Hampshire Business Finance Auth. PCR PUT
    (United Illuminating)                                              5.40%        12/1/2002               12,000           12,192
                                                                                                                         -----------
                                                                                                                             47,610
                                                                                                                         -----------

NEW JERSEY (2.1%)
New Jersey Transit. Corp. Capital Grant Anticipation Notes             5.00%         2/1/2003 (2)            6,245            6,287
New Jersey Transit. Corp. COP                                          5.50%        9/15/2008 (2)           25,000           26,910
New Jersey Transp. Trust Fund Auth. Rev.                               5.50%        6/15/2007               10,000           10,723
New Jersey Transp. Trust Fund Auth. Rev.                               6.00%        6/15/2003 (2)            5,000            5,253
New Jersey Transp. Trust Fund Auth. Rev.                               6.00%        6/15/2005 (2)           10,000           10,812
Passaic Valley NJ Sewer System Rev.                                    5.70%        12/1/2002 (Prere.)       2,475            2,612
Passaic Valley NJ Sewer System Rev.                                    5.70%        12/1/2003 (2)            1,505            1,583
                                                                                                                         -----------
                                                                                                                             64,180
                                                                                                                         -----------

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO (0.4%)
Albuquerque NM Water & Sewer System Rev.                               5.00%         7/1/2004             $  4,500       $    4,671
Hurley NM PCR VRDO (Kennecott Sante Fe Corp.
    Project British Petroleum)                                         4.40%         5/2/2001                1,250            1,250
New Mexico Educ. Assistance Funding Student Loan Rev.                  6.60%         3/1/2005                6,160            6,448
                                                                                                                         -----------
                                                                                                                             12,369
                                                                                                                         -----------
NEW YORK (7.3%)
Hempstead Town NY IDA Resource Recovery
    (American Fuel Co.)                                                4.40%        12/1/2001 (1)            6,810            6,857
Muni. Assistance Corp. for New York City NY Rev.                       5.50%         7/1/2002                5,500            5,641
Muni. Assistance Corp. for New York City NY Rev.                       5.75%         7/1/2003                6,100            6,385
Muni. Assistance Corp. for New York City NY Rev.                       6.00%         7/1/2004                9,500           10,153
Muni. Assistance Corp. for New York City NY Rev.                       6.00%         7/1/2005               10,370           11,221
Nassau County NY GO                                                    7.00%         3/1/2002               13,965           14,341
Nassau County NY GO                                                    7.00%         3/1/2003                7,000            7,356
New York City NY GO                                                    7.50%         2/1/2004                5,250            5,486
New York City NY GO                                                    8.00%         8/1/2003                7,500            8,189
New York City NY IDA (USTA National Tennis Center Project)             7.75%       11/15/2001 (4)            4,380            4,486
New York City NY IDA (USTA National Tennis Center Project)             7.75%       11/15/2002 (4)            3,100            3,296
New York State Comm. General Services COP                              5.00%         9/1/2002                4,050            4,135
New York State Dormitory Auth. Rev. (Bronx/Lebanon Hosp.)              5.00%        2/15/2002                5,000            5,065
New York State Dormitory Auth. Rev. (Brookdale Hosp.)                  5.00%        2/15/2002                5,445            5,516
New York State Dormitory Auth. Rev. (Brookdale Hosp.)                  5.50%        2/15/2004                6,040            6,296
New York State Dormitory Auth. Rev. (North General Hosp.)              5.00%        2/15/2002                4,710            4,771
New York State Dormitory Auth. Rev. (North General Hosp.)              5.50%        2/15/2003                4,945            5,096
New York State Dormitory Auth. Rev. (Presbyterian Hosp.)               5.50%        2/15/2004 (2)            4,500            4,707
New York State Dormitory Auth. Rev. (State Univ.)                      5.25%        5/15/2003                6,255            6,455
New York State Dormitory Auth. Rev. (State Univ.)                      5.50%        5/15/2003                5,300            5,495
New York State Energy Research & Dev. Auth. PCR PUT
    (Central Hudson Gas & Electric Corp.)                              4.20%        12/1/2003 (2)            7,390            7,435
New York State Environmental Fac. PCR
    (New York City Water Finance Auth.)                                5.50%        6/15/2003 (1)            3,000            3,122
New York State Environmental Fac. Rev.
    (Clean Water & Drinking Revolving Funds)                           5.00%        6/15/2004                4,000            4,162
New York State Environmental Fac. Rev.
    (Riverbank State Park)                                            7.375%         4/1/2002 (Prere.)       6,800            7,194
New York State Housing Finance Agency Rev.
    (Nursing Home & Health Care Project)                               4.40%        11/1/2004 (1)            8,680            8,869
New York State Housing Finance Agency Rev.
    (Nursing Home & Health Care Project)                               4.50%        11/1/2005 (1)            6,830            6,998
New York State Housing Finance Agency Rev.
    (Nursing Home & Health Care Project)                               4.60%        11/1/2006 (1)            4,275            4,390
New York State Thruway Auth. Rev.
    (Highway & Bridge Trust Fund)                                      6.00%         4/1/2002 (1)           11,965           12,270
New York State Thruway Auth. Rev.
    (Highway & Bridge Trust Fund)                                      6.00%         4/1/2004 (1)           11,195           11,910
New York State Thruway Auth. Rev.
    (Highway & Bridge Trust Fund)                                      6.25%         4/1/2004 (1)           10,185           10,903
New York State Urban Dev. Corp. Rev.
    (Community Enhancement Fac.)                                       5.00%         4/1/2004                8,570            8,854
Suffolk County NY Water Auth. Water System Rev.                        5.25%         6/1/2004 (2)(Prere.)   10,000           10,481
                                                                                                                         -----------
                                                                                                                            227,535
                                                                                                                         -----------
NORTH CAROLINA (0.1%)
Mecklenberg County NC GO                                               5.90%         3/1/2005                4,075            4,203
                                                                                                                         -----------

                                      ----
                                       25
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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
LIMITED-TERM TAX-EXEMPT FUND                                          COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
OHIO (5.1%)
Butler County OH Transp. Improvement Dist.                             5.00%         4/1/2003 (4)          $ 3,000        $   3,082
Cleveland OH Airport System Rev.                                       5.50%         1/1/2008 (4)            8,070            8,473
Cleveland OH Water Works Rev.                                          6.25%         1/1/2002 (2)(Prere.)    4,245            4,414
Cuyahoga County OH Econ. Dev. Rev. VRDO
    (Cleveland Orchestra)                                              4.35%         5/2/2001 LOC            1,100            1,100
Hamilton County OH Hosp. Fac. Rev. VRDO
    (Health Alliance of Greater Cincinnati)                            4.25%         5/2/2001 (1)              600              600
Ohio Air Quality Dev. Auth. PCR PUT (Cleveland Electric)               4.60%        10/1/2003                4,500            4,443
Ohio Air Quality Dev. Auth. VRDO
    (Cincinnati Gas & Electric Co. Project)                            4.30%         5/2/2001 LOC              100              100
Ohio Capital Appreciation GO                                           0.00%         9/1/2007                5,000            3,765
Ohio Common Schools Capital Fac. GO                                    5.75%        6/15/2005                5,810            6,225
Ohio Higher Educ. Capital Fac. GO                                      5.50%        12/1/2007               14,000           15,037
Ohio Higher Educ. Capital Fac. GO                                      5.75%         5/1/2007                6,930            7,514
Ohio Highway Capital Improvements GO                                   5.50%         5/1/2006               22,500           24,017
Ohio Turnpike Comm. Turnpike Rev.                                      5.75%        2/15/2004 (Prere.)      14,250           15,278
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)                     4.60%        10/1/2003               12,255           12,099
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)                     5.58%        6/15/2004               21,700           21,838
Ohio Water Dev. Auth. PCR PUT (Ohio Edison Co.)                        5.40%        12/1/2001               20,000           20,079
Ohio Water Dev. Auth. PCR PUT (Toledo Edison)                          5.25%         9/1/2002               10,000           10,034
                                                                                                                         -----------
                                                                                                                            158,098
                                                                                                                         -----------
OKLAHOMA (0.5%)
Tulsa OK Muni. Airport Transp. Rev. PUT (American Airlines)            5.80%        12/1/2004               15,000           15,178
                                                                                                                         -----------


OREGON (1.3%)
Port Auth. of Portland OR Airport Rev.
    (Portland International Airport)                                   5.00%         7/1/2003 (3)            5,035            5,153
Portland OR Rev. Limited Tax GO                                        4.25%       12/15/2004               35,175           35,421
                                                                                                                         -----------
                                                                                                                             40,574
                                                                                                                         -----------
PENNSYLVANIA (4.0%)
Beaver County PA IDA PCR PUT (Ohio Edison Project)                     4.65%         6/1/2004               10,000            9,840
Beaver County PA IDA PCR PUT (Toledo Edison)                           4.85%         6/1/2004                3,000            2,969
Delaware County PA IDA PCR PUT (PECO Energy Co. Project)               5.20%        10/1/2004               11,000           11,082
Delaware County PA IDA Resource Recovery Rev.
    (Browning Ferris)                                                  5.50%         1/1/2002                1,865            1,858
Geisinger Health System Auth. of Pennsylvania VRDO
    (Penn State Geisinger Health System)                               4.28%         5/2/2001                4,500            4,500
Pennsylvania GO                                                        5.00%         3/1/2003                6,250            6,413
Pennsylvania GO                                                        5.25%       10/15/2004               13,850           14,541
Pennsylvania Higher Educ. Fac. Health Services
    (Allegheny/Delaware Valley)                                        5.00%       11/15/2002 (1)            7,990            8,153
Pennsylvania Intergovernmental Cooperation Auth. Rev.
    (Philadelphia Funding Program)                                     5.00%        6/15/2003 (3)            5,000            5,149
Pennsylvania Turnpike Comm. Rev.                                       5.60%        12/1/2005 (3)            6,575            6,858
Philadelphia PA Airport Rev.
    (Philadelphia Airport System Project)                              6.00%        6/15/2005 (3)            4,835            5,154
Philadelphia PA Auth. IDA Airport Rev.
    (Philadelphia Airport System Project)                              5.00%         7/1/2006 (3)            3,700            3,808
Philadelphia PA Gas Works Rev.                                         7.00%         7/1/2002 (8)            4,035            4,199
Philadelphia PA GO                                                    5.125%        5/15/2003 (3)            8,000            8,240
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
    (Jefferson Health System)                                          5.00%        5/15/2002 (2)            2,905            2,954

                                      ----
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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
    (Jefferson Health System)                                          5.50%        5/15/2003 (2)          $ 1,425        $   1,475
Philadelphia PA Ind. Dev. Airport Rev.
    (Philadelphia Airport System Project)                              4.50%         7/1/2002 (3)            2,205            2,226
Philadelphia PA Ind. Dev. Airport Rev.
    (Philadelphia Airport System Project)                              5.25%        6/15/2001 (3)            4,590            4,602
Philadelphia PA School District GO                                     5.25%         3/1/2004 (1)            9,150            9,526
Philadelphia PA Water & Waste Water Rev.                               6.25%         8/1/2002 (1)            5,450            5,639
Pittsburgh PA GO                                                       5.00%         3/1/2003 (1)            5,000            5,129
                                                                                                                         -----------
                                                                                                                            124,315
                                                                                                                         -----------
RHODE ISLAND (1.2%)
Rhode Island GO                                                        6.00%         8/1/2003 (1)            9,665           10,171
Rhode Island GO                                                        6.00%         8/1/2004 (1)           11,345           12,126
Rhode Island Housing & Mortgage Finance Corp. PUT                      5.00%        10/1/2003               15,000           15,517
                                                                                                                         -----------
                                                                                                                             37,814
                                                                                                                         -----------
SOUTH CAROLINA (1.2%)
South Carolina GO                                                      5.10%         2/1/2004                3,940            4,059
South Carolina GO                                                      5.50%         4/1/2008               14,515           15,619
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
    (Palmetto Health Alliance)                                         5.75%       12/15/2001                1,470            1,471
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
    (Palmetto Health Alliance)                                         6.70%       12/15/2006                2,640            2,692
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
    (Palmetto Health Alliance)                                         7.00%       12/15/2004                3,245            3,340
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
    (Palmetto Health Alliance)                                         7.00%       12/15/2005                3,500            3,612
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
    (Palmetto Health Alliance)                                         7.00%       12/15/2007                5,265            5,442
                                                                                                                         -----------
                                                                                                                             36,235
                                                                                                                         -----------
TENNESSEE (1.5%)
Johnson City TN Health & Higher Educ. Fac. Board Rev.
    (Johnson City Medical Center)                                      5.00%         7/1/2005 (1)            4,265            4,449
Knoxville TN GO                                                        5.00%         6/1/2002               20,000           20,366
Metro. Govt. of Nashville & Davidson County TN GO                      5.25%       10/15/2007               20,470           21,722
                                                                                                                         -----------
                                                                                                                             46,537
                                                                                                                         -----------
TEXAS (12.4%)
Austin TX Combined Util. System Rev.                                   5.60%        5/15/2005 (1)(Prere.)   15,000           15,979
Austin TX Util. System Rev.                                           5.375%       11/15/2005                6,495            6,746
Brazos River TX Auth. PCR PUT (Texas Util. Electric Co.)               4.95%         4/1/2004               11,000           10,964
Brazos River TX Auth. PCR PUT (Texas Util. Systems)                    5.50%        6/19/2001               25,000           25,029
Dallas-Fort Worth TX International Airport Fac.
    Improvement Corp. Rev. PUT (American Airlines, Inc.)               5.95%        11/1/2003               24,300           24,668
El Paso County TX Hosp. Dist. GO                                       0.00%        8/15/2001 (1)            2,260            2,237
El Paso County TX Hosp. Dist. GO                                       0.00%        8/15/2002 (1)            2,260            2,157
El Paso County TX Hosp. Dist. GO                                       0.00%        8/15/2003 (1)            2,260            2,069
Harris County TX Capital Appreciation GO                               0.00%        8/15/2007 (3)            5,000            3,749
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
    (Memorial Hosp.)                                                   5.00%         6/1/2001 (1)            5,835            5,843
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)         5.00%         7/1/2002               11,680           11,792
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)         5.00%         7/1/2003               12,250           12,405
Harris County TX Toll Road GO                                         6.125%        8/15/2004 (Prere.)       6,375            6,969
Harris County TX Toll Road GO                                          6.50%        8/15/2002 (2)(Prere.)    5,765            6,104
Houston TX Airport System Rev.                                         6.00%         7/1/2008 (4)            6,385            6,885

                                      ----
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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
LIMITED-TERM TAX-EXEMPT FUND                                          COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Houston TX GO                                                          5.50%         3/1/2004             $  8,620       $    8,998
Houston TX GO                                                          5.90%         3/1/2002 (Prere.)         980            1,002
Houston TX GO                                                          5.90%         3/1/2003                2,495            2,540
Houston TX Hotel Occupancy Tax Rev.                                    6.00%         7/1/2001 (4)            4,000            4,017
Houston TX Hotel Occupancy Tax Rev.                                    6.00%         7/1/2002 (4)            2,250            2,317
Houston TX Independent School Dist.                                    0.00%        2/15/2006                4,000            3,233
Houston TX Independent School Dist.                                    6.40%        8/15/2001 (Prere.)       4,095            4,132
Houston TX Refunding & Public Improvement GO                           5.00%         3/1/2004               12,000           12,373
Houston TX Water & Sewer System Rev.                                   0.00%        12/1/2006 (2)            5,000            3,897
Houston TX Water & Sewer System Rev.                                   5.50%        12/1/2007 (4)           12,500           13,367
Houston TX Water & Sewer System Rev.                                   6.20%        12/5/2005 (Prere.)       9,075            9,975
Houston TX Water & Sewer System Rev.                                   6.40%        12/1/2009                7,465            7,912
Lewisville TX Independent School Dist.                                 6.55%        8/15/2003 (ETM)          5,000            5,334
Lower Colorado River TX Auth. Rev. Capital Appreciation                0.00%         1/1/2004 (ETM)          3,000            2,695
Lubbock TX Health Fac. Dev. Corp. Rev.
    (St. Joseph Health System Obligated Group)                         5.00%         7/1/2003                6,505            6,618
Lubbock TX Health Fac. Dev. Corp. Rev.
    (St. Joseph Health System Obligated Group)                         5.00%         7/1/2004                5,940            6,056
Lubbock TX Health Fac. Dev. Corp. Rev.
    (St. Joseph Health System Obligated Group)                         5.00%         7/1/2005                7,610            7,864
Matagorda County TX Navigation Dist. PCR PUT
    (Central Power & Light)                                            4.90%        11/1/2001               15,000           15,048
Matagorda County TX Navigation Dist. PCR PUT
    (Central Power & Light)                                            4.95%        11/1/2001               14,000           14,054
Matagorda County TX Navigation Dist. PCR PUT
    (Reliant Energy Inc.)                                              5.20%        11/1/2002               27,000           27,295
North East TX Independent School Dist. GO                              6.50%        10/1/2005                4,075            4,477
North East TX Independent School Dist. GO                              6.50%        10/1/2006                4,350            4,830
San Antonio TX GO                                                      5.40%         8/1/2002 (Prere.)         725              743
San Antonio TX GO                                                      5.40%         8/1/2004                6,770            6,903
San Antonio TX Independent School Dist. GO                             6.00%        8/15/2004                4,165            4,444
Spring Branch TX Independent School Dist. GO                           0.00%         2/1/2005                5,725            4,877
Spring Branch TX Independent School Dist. GO                           0.00%         2/1/2006                5,710            4,626
Texas A&M Univ. Rev. Financing System                                  6.00%        5/15/2004                7,665            8,140
Texas Muni. Power Agency Rev.                                          5.25%         9/1/2004 (1)            5,300            5,515
Texas Muni. Power Agency Rev.                                          5.80%         9/1/2003 (1)            6,750            7,065
Texas Public Building Auth. Rev. Capital Appreciation                  0.00%         8/1/2007 (1)(ETM)      10,000            7,571
Texas Public Finance Auth. Refunding                                   5.50%        10/1/2006                4,000            4,264
Texas Water Dev. Financial Assistance Refunding GO                     5.00%         8/1/2004                4,735            4,859
Texas Water Dev. Financial Assistance Refunding GO                     5.00%         8/1/2005                3,405            3,481
Univ. of Texas Permanent Univ. Fund Rev.                               6.10%         7/1/2004               11,555           11,864
                                                                                                                         -----------
                                                                                                                            385,982
                                                                                                                         -----------
UTAH (1.3%)
Intermountain Power Agency UT Power Supply Rev.                        0.00%         7/1/2002                7,825            7,494
Intermountain Power Agency UT Power Supply Rev.                        0.00%         7/1/2002 (2)            8,490            8,142
Utah GO                                                                5.50%         7/1/2003               20,000           20,815
Utah Water Finance Agency Rev.                                         4.70%        10/1/2001 (1)            5,000            5,032
                                                                                                                         -----------
                                                                                                                             41,483
                                                                                                                         -----------
VIRGINIA (1.1%)
Louisa VA IDA Solid Waste & Sewer Disposal Rev. PUT
    (VA Electric & Power Co. Project)                                  4.90%        3/31/2002                5,000            5,037
Metro. Washington DC Airports Auth. VA
    General Airport System Rev.                                        5.50%        10/1/2010                6,145            6,482



                                      ----
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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Virginia Commonwealth Transp. Board Federal Highway Rev.               5.75%        10/1/2007 (1)         $  8,150       $    8,892
Virginia Commonwealth Transp. Board Transp. Rev.
    (U.S. Route 58 Corridor)                                           5.25%        5/15/2003                4,650            4,811
Virginia Port Auth. Rev.                                               4.75%         7/1/2004                8,210            8,384
                                                                                                                         -----------
                                                                                                                             33,606
                                                                                                                         -----------
WASHINGTON (4.4%)
Energy Northwest WA Electric Refunding Rev.
    (Project No. 1)                                                    5.50%         7/1/2003 (4)            6,405            6,633
Energy Northwest WA Electric Refunding Rev.
    (Project No. 1)                                                    5.50%         7/1/2004 (4)            5,600            5,876
King & Snohomish Counties WA School
    Dist. No. 417 Northshore GO                                        6.30%         6/1/2004 (Prere.)       4,100            4,409
King County WA School Dist. GO                                         6.30%        12/1/2003                5,375            5,640
King County WA Sewer GO                                                6.25%         1/1/2004 (Prere.)      10,000           10,826
Port Seattle WA Passenger Fac. Charge Rev.                             5.00%        12/1/2003 (2)            7,110            7,292
Port Seattle WA Passenger Fac. Charge Rev.                             5.00%        12/1/2004 (2)            7,465            7,687
Spokane WA Regional Solid Waste Management System Rev.                 6.25%         1/1/2004 (2)            8,440            8,885
Spokane WA Regional Solid Waste Management System Rev.                 6.25%         1/1/2005 (2)            8,975            9,566
Spokane WA Regional Solid Waste Management System Rev.                 6.50%         1/1/2007 (2)            8,650            9,470
Washington GO                                                         5.625%         5/1/2004 (Prere.)          85               90
Washington GO                                                         5.625%         5/1/2008                4,915            5,077
Washington GO                                                          6.00%         7/1/2005                6,500            6,981
Washington GO                                                          6.25%         9/1/2001                5,000            5,048
Washington GO                                                          6.30%         9/1/2002                4,700            4,791
Washington GO                                                          6.50%         7/1/2002                5,035            5,213
Washington GO                                                         6.625%         9/1/2006                4,000            4,071
Washington GO                                                          6.75%         6/1/2001 (Prere.)      20,000           20,058
Washington Health Care Fac. Auth. (Sisters of Providence)              6.00%        10/1/2001 (2)            4,735            4,787
Washington Motor Vehicles Fuel Tax GO                                  6.50%         9/1/2003                4,635            4,926
                                                                                                                         -----------
                                                                                                                            137,326
                                                                                                                         -----------
WEST VIRGINIA (0.3%)
West Virginia Capital Appreciation Infrastructure                      0.00%        11/1/2005 (3)            3,850            3,183
West Virginia Capital Appreciation Infrastructure                      0.00%        11/1/2006 (3)            6,850            5,382
                                                                                                                         -----------
                                                                                                                              8,565
                                                                                                                         -----------
WISCONSIN (1.2%)
Milwaukee WI Metro. Sewer Dist. GO                                     6.25%        10/1/2004               10,000           10,778
Wisconsin GO                                                          6.125%        11/1/2006                7,210            7,917
Wisconsin GO                                                           7.00%         5/1/2004                6,145            6,694
Wisconsin Petroleum Inspection Fee Rev.                                6.00%         7/1/2004               10,500           11,164
                                                                                                                         -----------
                                                                                                                             36,553
------------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
    (COST $3,037,562)                                                                                                     3,084,187
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.2%)
------------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                         61,337
Liabilities                                                                                                                 (24,195)
                                                                                                                         -----------
                                                                                                                             37,142
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                        $3,121,329
====================================================================================================================================

-    See Note A in Notes to Financial Statements.
++ Securities with a value of $1,056,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 84.

                                      ----

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                             AMOUNT
 LIMITED-TERM TAX-EXEMPT FUND                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------------
 AT APRIL 30, 2001, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------------------------------
 Paid-in Capital                                                                                                         $3,082,342
 Undistributed Net Investment Income                                                                                             --
 Accumulated Net Realized Losses                                                                                             (7,638)
 Unrealized Appreciation--Note F                                                                                             46,625
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                                              $3,121,329
====================================================================================================================================

 Investor Shares--Net Assets
 Applicable to 198,900,387 outstanding $.001
    par value shares of beneficial interest (unlimited authorization)                                                    $2,148,726
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                                                                                          $10.80
====================================================================================================================================

 Admiral Shares--Net Assets
 Applicable to 90,030,632 outstanding $.001
    par value shares of beneficial interest (unlimited authorization)                                                      $972,603
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE--
    ADMIRAL SHARES                                                                                                           $10.80
====================================================================================================================================

                                      ----

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.4%)
------------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.4%)
Huntsville AL Health Care Fac. Auth. PUT                               4.65%         6/1/2005 (1)         $ 21,630       $   21,910
Montgomery AL Ind. Dev. Board Pollution Control &
    Solid Waste Disposal Rev. CP (General Electric)                    3.25%        5/24/2001               16,000           15,996
                                                                                                                         -----------
                                                                                                                             37,906
                                                                                                                         -----------
ALASKA (0.3%)
Anchorage AK Electric Util. Rev.                                       8.00%        12/1/2011 (1)            5,395            6,877
Matanuska-Susitna Borough AK GO                                        5.50%         3/1/2012 (3)            6,000            6,377
North Slope Borough AK GO                                              0.00%        6/30/2010 (1)            8,000            5,087
North Slope Borough AK GO                                              7.50%        6/30/2001 (3)            1,000            1,007
Valdez AK Marine Terminal Rev. VRDO
    (Exxon Pipeline Co. Project)                                       4.35%         5/2/2001                7,900            7,900
                                                                                                                         -----------
                                                                                                                             27,248
                                                                                                                         -----------
ARIZONA (1.3%)
Tucson AZ GO                                                          7.375%         7/1/2013                4,500            5,561
Arizona Transp. Board Excise Tax Rev.                                  6.00%         7/1/2005 (2)           18,885           20,366
Arizona Transp. Board Highway Rev.                                     8.75%         7/1/2003               10,000           11,052
Maricopa County AZ COP                                                 6.00%         6/1/2004                5,275            5,421
Maricopa County AZ GO                                                  6.25%         7/1/2002 (3)            5,100            5,269
Maricopa County AZ (Samaritan Health Service)                          7.15%        12/1/2004 (1)            9,900           10,752
Maricopa County AZ (Samaritan Health Service)                          7.15%        12/1/2005 (1)            6,080            6,586
Maricopa County AZ Unified School Dist. GO                             0.00%         1/1/2007 (3)            6,000            4,659
Mesa AZ GO                                                             5.70%         7/1/2003 (1)(Prere.)    5,600            5,932
Phoenix AZ Civic Improvement Corp. Airport Rev.                        5.25%         7/1/2009 (4)            4,795            5,055
Phoenix AZ Civic Improvement Corp. Airport Rev.                        5.25%         7/1/2010 (4)            2,500            2,622
Phoenix AZ Civic Improvement Corp. Airport Rev.                        5.25%         7/1/2011 (4)            3,000            3,124
Phoenix AZ Civic Improvement Corp. Water System Rev.                   5.95%         7/1/2006 (Prere.)       6,600            7,202
Phoenix AZ GO                                                          7.50%         7/1/2008                5,000            5,971
Phoenix AZ Highway Rev. GO                                             9.25%         7/1/2007                4,000            5,072
Tucson AZ Unified School Dist. GO                                      7.50%         7/1/2006 (3)            8,840           10,236
Tucson AZ Unified School Dist. GO                                      7.50%         7/1/2007 (3)            8,000            9,421
                                                                                                                         -----------
                                                                                                                            124,301
                                                                                                                         -----------
CALIFORNIA (7.1%)
Anaheim CA Public Finance Auth. Rev.                                   6.00%         9/1/2009 (4)            2,000            2,221
California Dept. of Veteran Affairs Rev.                               5.45%        12/1/2019 (2)           12,865           13,157
California Dept. of Water (Central Valley Project)                     8.25%        12/1/2003                5,000            5,557
California Dept. of Water (Central Valley Project)                     8.25%        12/1/2004                5,545            6,350
California GO                                                          5.70%         8/1/2004 (Prere.)      16,500           17,885
California GO                                                          5.70%         8/1/2007                1,000            1,057
California GO                                                          5.75%         8/1/2004 (3)(Prere.)   14,145           15,363
California GO                                                          5.75%         8/1/2008 (3)              855              906
California GO                                                          6.30%         9/1/2010                4,000            4,472
California GO                                                          6.75%         6/1/2004               13,165           14,206
California GO                                                          7.00%        10/1/2005 (1)            5,000            5,591
California GO                                                          7.10%         6/1/2005               12,495           13,852
California GO                                                         11.00%         3/1/2006               13,185           16,930
California Health Fac. Finance Auth. (Catholic Healthcare West)        6.25%         7/1/2004 (1)            4,515            4,839
California Health Fac. Finance Auth. (Catholic Healthcare West)        6.25%         7/1/2005 (1)            5,875            6,387
California Health Fac. Finance Auth. (Catholic Healthcare West)        6.25%         7/1/2006 (1)            5,000            5,493
California Health Fac. Finance Auth. (Catholic Healthcare West)        6.25%         7/1/2007 (1)            5,290            5,862
California Health Fac. Finance Auth. (Sisters of Providence)           6.00%        10/1/2002                3,865            3,990
California Health Fac. Finance Auth. (Sisters of Providence)           6.00%        10/1/2003                4,095            4,297

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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
California Health Fac. Finance Auth. (Sisters of Providence)           6.00%        10/1/2004             $  4,340       $    4,610
California Public Works Board Lease Rev.
    (Community College Project)                                       5.625%         3/1/2016 (2)           20,000           20,680
California Public Works Board Lease Rev.
    (Dept. of Corrections)                                            5.375%        11/1/2011                6,500            6,704
California Public Works Board Lease Rev.
    (Dept. of Corrections)                                            5.375%        11/1/2012                7,990            8,181
California Public Works Board Lease Rev.
    (Dept. of Corrections)                                             5.50%         1/1/2015 (2)           10,000           10,268
California Public Works Board Lease Rev.
    (Dept. of Corrections)                                             6.00%         1/1/2008 (2)           14,865           16,107
California Public Works Board Lease Rev. (State Archives)             5.375%        12/1/2009                4,555            4,758
California Public Works Board Lease Rev. (State Archives)             5.375%        12/1/2010                6,635            6,888
California Public Works Board Lease Rev. (State Archives)             5.375%        12/1/2012                7,895            8,085
California Public Works Board Lease Rev. (Univ. of California)         6.10%        12/1/2005 (2)            6,515            6,908
California Public Works Board Lease Rev. (Univ. of California)         6.20%        12/1/2006 (2)            3,320            3,534
California Statewide Community Dev. Auth.
    (Catholic Healthcare West)                                         6.00%         7/1/2009                7,160            7,297
California Statewide Community Dev. Auth. PUT
    (Irvine Apartments)                                                4.90%        5/15/2008               73,000           72,569
California Statewide Community Dev. Auth. PUT
    (Irvine Apartments)                                                5.10%        5/17/2010                8,750            8,687
Clovis CA Unified School Dist. GO                                      0.00%         8/1/2001               11,180           11,083
Contra Costa CA COP (Merrithew Memorial Hosp. Project)                 5.50%        11/1/2011 (1)            5,660            6,027
Fresno CA Sewer Rev.                                                   6.25%         9/1/2014 (2)           12,000           13,788
Irvine CA Unified School Dist. GO                                      5.50%        11/1/2013 (2)            4,565            4,809
Long Beach CA Harbor Rev.                                              5.75%        5/15/2013                7,630            8,131
Los Angeles CA Water & Power Rev.                                      5.25%         7/1/2015               20,000           20,330
Los Angeles County CA Transp. Auth. Sales Tax Rev.                     6.50%         7/1/2010 (4)           51,070           58,712
Los Angeles County CA Transp. Auth. Sales Tax Rev.                     8.00%         7/1/2001 (2)            6,365            6,414
Los Angeles County CA Transp. Auth. Sales Tax Rev.                     8.00%         7/1/2002 (2)            3,915            4,118
Northern California Power Agency (Hydroelectric Project)               6.10%         7/1/2005 (1)            5,575            6,033
Northern California Power Agency (Hydroelectric Project)               6.20%         7/1/2006 (1)            5,940            6,517
Northern California Power Agency (Hydroelectric Project)               6.25%         7/1/2007 (1)            6,685            7,415
Orange County CA Local Transp. Auth. Sales Tax Rev.                    5.50%        2/15/2009 (1)            5,000            5,376
Orange County CA Local Transp. Auth. Sales Tax Rev.                    5.50%        2/15/2010 (1)           10,035           10,794
Port of Oakland CA                                                     5.25%        11/1/2006 (3)            6,700            7,079
San Bernardino CA Medical Center COP                                   5.50%         8/1/2004 (1)            4,100            4,315
San Bernardino CA Medical Center COP                                   5.50%         8/1/2005 (1)           10,000           10,613
San Bernardino CA Medical Center COP                                   7.00%         8/1/2008 (1)            9,045           10,491
San Bernardino CA Medical Center COP                                   7.00%         8/1/2009 (1)            9,705           11,374
San Bernardino CA Medical Center COP                                   7.00%         8/1/2010 (1)           10,525           12,497
San Diego City CA TRAN                                                 5.25%        10/2/2001               20,000           20,168
San Diego County CA Regional Transp. Auth. Sales Tax Rev.              7.00%         4/1/2006                1,780            1,890
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.            0.00%        1/15/2004               25,000           22,415
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.            0.00%        1/15/2005               25,000           21,421
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.            0.00%        1/15/2006 (1)           16,000           13,059
Santa Margarita/Dana Point CA Water Dist. Rev.                         5.50%         8/1/2011 (2)            4,785            5,105
South Orange County CA Public Finance Auth.                            7.00%         9/1/2006 (1)              500              568
Southern California Rapid Transit Dist. Rev.                           5.70%         9/1/2004 (2)           14,040           14,897
Univ. of California Rev. (Multiple Purpose Project)                    9.25%         9/1/2005 (1)            5,000            6,034
Univ. of California Rev. (Multiple Purpose Project)                   10.00%         9/1/2003 (2)            3,790            4,318
                                                                                                                         -----------
                                                                                                                            669,482
                                                                                                                         -----------

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
COLORADO (2.2%)
Colorado Dept. of Transp.                                              5.50%        6/15/2014 (2)         $ 25,185       $   26,533
Colorado Dept. of Transp.                                              5.50%        6/15/2015 (2)           15,795           16,506
Colorado Dept. of Transp.                                              5.50%        6/15/2016 (2)            6,185            6,418
Colorado Dept. of Transp.                                              6.00%        6/15/2011 (2)           18,935           20,969
Colorado Dept. of Transp.                                              6.00%        6/15/2012 (2)           10,000           11,019
Colorado Dept. of Transp.                                              6.00%        6/15/2013 (2)           30,000           32,940
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)                 6.00%        12/1/2013 (4)            5,185            5,668
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)                 6.00%        12/1/2014 (4)            5,500            5,976
Colorado Health Fac. Auth. Rev.
    (Sisters of Charity Health System Inc.)                            5.25%        12/1/2009 (1)            2,965            3,133
Colorado Health Fac. Auth. Rev.
    (Sisters of Charity Health System Inc.)                            5.25%        12/1/2010 (1)            1,740            1,828
Colorado Health Fac. Auth. Rev.
    (Sisters of Charity Health System Inc.)                            5.25%        12/1/2011 (1)            3,415            3,559
Colorado Health Fac. Auth. Rev.
    (Sisters of Charity Health System Inc.)                            8.50%        5/15/2004 (1)           14,435           15,451
Denver CO City and County Airport Rev.                                 6.00%       11/15/2011 (2)           14,895           16,143
Denver CO City and County Airport Rev.                                 6.00%       11/15/2012 (2)           10,460           11,303
E-470 Public Highway Auth. CO Rev.                                     0.00%         9/1/2011 (1)           14,600            8,693
E-470 Public Highway Auth. CO Rev.                                     0.00%         9/1/2012 (1)            8,100            4,487
E-470 Public Highway Auth. CO Rev.                                     4.90%         9/1/2010 (1)            4,500            4,599
E-470 Public Highway Auth. CO Rev.                                     5.00%         9/1/2011 (1)            7,250            7,398
Northern Colorado Muni. Subdist.
    Water Conservancy Dist. Rev.                                       6.35%        12/1/2007 (2)            4,155            4,658
                                                                                                                         -----------
                                                                                                                            207,281
                                                                                                                         -----------
CONNECTICUT (1.2%)
Connecticut GO                                                         5.30%       11/15/2003 (Prere.)         250              266
Connecticut GO                                                         5.30%       11/15/2006               16,690           17,561
Connecticut GO                                                         5.40%       11/15/2003 (Prere.)         135              144
Connecticut GO                                                         5.40%       11/15/2007               10,375           10,907
Connecticut GO                                                         6.00%        10/1/2004                5,485            5,905
Connecticut GO                                                         6.00%        10/1/2004 (ETM)            175              188
Connecticut GO                                                         6.00%        5/15/2003                5,000            5,250
Connecticut GO                                                         7.00%        3/15/2003                5,000            5,316
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)      5.125%         9/1/2005                7,000            7,320
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)       5.25%         9/1/2006               42,550           44,450
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)      7.125%         6/1/2010               12,000           14,174
                                                                                                                         -----------
                                                                                                                            111,481
                                                                                                                         -----------
DELAWARE
Delaware Transp. Auth. Rev.                                            5.80%         7/1/2002 (Prere.)       2,595            2,716
                                                                                                                         -----------


DISTRICT OF COLUMBIA (1.7%)
District of Columbia GO                                                5.20%         6/1/2008 (2)            4,390            4,599
District of Columbia GO                                                5.25%         6/1/2008                2,145            2,271
District of Columbia GO                                                5.25%         6/1/2008 (1)            7,855            8,253
District of Columbia GO                                                5.30%         6/1/2009 (2)            4,600            4,844
District of Columbia GO                                               5.375%         6/1/2011 (2)            5,255            5,480
District of Columbia GO                                                5.50%         6/1/2004 (4)           12,845           13,475
District of Columbia GO                                                5.50%         6/1/2006 (4)            6,205            6,579
District of Columbia GO                                                5.50%         6/1/2007                2,950            3,138
District of Columbia GO                                                5.50%         6/1/2008                5,000            5,328
District of Columbia GO                                                5.50%         6/1/2008 (2)           10,000           10,657


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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
District of Columbia GO                                                5.50%         6/1/2010 (2)         $ 10,490       $   11,176
District of Columbia GO                                                5.50%         6/1/2012 (4)            6,520            6,858
District of Columbia GO                                                5.50%         6/1/2013 (2)            5,750            5,969
District of Columbia GO                                                5.75%         6/1/2003 (2)(Prere.)      190              202
District of Columbia GO                                                5.75%         6/1/2007 (2)            4,860            5,127
District of Columbia GO                                                5.75%         6/1/2010 (1)           23,590           25,567
District of Columbia GO                                                5.80%         6/1/2004 (3)(ETM)         955            1,012
District of Columbia GO                                                6.00%         6/1/2004 (1)(Prere.)    8,890            9,634
District of Columbia GO                                                6.00%         6/1/2011 (1)           10,000           11,094
District of Columbia GO                                                6.10%         6/1/2004 (1)(Prere.)    7,000            7,606
District of Columbia Hosp. Rev. (Medlantic Health Group)               6.00%        8/15/2007 (1)            2,985            3,284
District of Columbia Hosp. Rev. (Medlantic Health Group)               6.00%        8/15/2008 (1)            3,160            3,491
District of Columbia Hosp. Rev. (Medlantic Health Group)               6.00%        8/15/2010 (1)            2,555            2,841
District of Columbia Hosp. Rev. (Medlantic Health Group)               6.00%        8/15/2012 (1)            2,995            3,336
                                                                                                                         -----------
                                                                                                                            161,821
                                                                                                                         -----------
FLORIDA (3.7%)
Broward County FL Resource Recovery Rev.                              5.375%        12/1/2009               15,885           16,600
Broward County FL Resource Recovery Rev.                              5.375%        12/1/2010               21,330           22,138
Broward County FL School Board COP                                     5.75%         7/1/2003 (2)            9,000            9,408
Broward County FL School Board COP                                     5.75%         7/1/2004 (2)            9,515           10,084
Broward County FL School Board COP                                     5.75%         7/1/2005 (2)            5,445            5,831
Broward County FL School Dist. GO                                      5.40%        2/15/2005                5,000            5,226
Broward County FL School Dist. GO                                      5.50%        2/15/2006               10,080           10,521
City of Tallahassee FL Health Fac.
    (Tallahassee Memorial Healthcare Project)                          6.25%        12/1/2020               10,000           10,158
Collier County FL Health Fac. Auth. Hosp. Rev. VRDO
    (Cleveland Clinic Health System)                                   4.35%         5/2/2001                1,500            1,500
Dade County FL Sales Tax Rev.                                          6.00%        10/1/2002 (2)            5,000            5,180
Dade County FL School Board COP                                        5.25%         8/1/2009 (2)           11,320           11,955
Dade County FL School Board COP                                        5.25%         8/1/2010 (2)           12,140           12,762
Dade County FL School Board COP                                       5.375%         5/1/2006 (2)(Prere.)    4,775            5,123
Dade County FL School Dist. GO                                         6.25%        2/15/2004 (1)            5,520            5,884
Florida Board of Educ. Rev. (Capital Outlay)                           5.25%         1/1/2009               11,065           11,678
Florida Board of Educ. Rev. (Capital Outlay)                           5.25%         1/1/2010               15,775           16,545
Florida Board of Educ. Rev. (Capital Outlay)                           5.50%         6/1/2004                5,095            5,357
Florida Board of Educ. Rev. (Capital Outlay)                           6.00%         6/1/2011                4,530            5,048
Florida Board of Educ. Rev. (Capital Outlay)                           6.50%         6/1/2005                5,000            5,484
Florida Board of Educ. Rev. (Lottery Rev.)                             5.25%         7/1/2010 (3)            5,800            6,098
Florida Board of Educ. Rev. (Lottery Rev.)                             5.25%         7/1/2011 (3)           10,840           11,322
Florida Board of Educ. Rev. (Lottery Rev.)                             5.25%         7/1/2012 (3)           11,410           11,831
Florida Dept. of General Services Rev.
    (Dept. of Environmental Protection Preservation-2000)              5.00%         7/1/2011 (2)            6,575            6,730
Florida Dept. of General Services Rev.
    (Dept. of Environmental Protection Preservation-2000)              5.25%         7/1/2003 (3)           18,350           19,003
Florida Dept. of General Services Rev.
    (Dept. of Environmental Protection Preservation-2000)             5.625%         7/1/2008 (2)            5,000            5,294
Florida Dept. of General Services Rev.
    (Dept. of Environmental Protection Preservation-2000)              6.00%         7/1/2002 (2)(Prere.)    1,000            1,041
Florida Dept. of General Services Rev.
    (Dept. of Environmental Protection Preservation-2000)              6.00%         7/1/2012 (2)           11,500           12,819
Florida Environment Protection Preservation Rev.                       5.75%         7/1/2009 (3)            5,000            5,466
Florida GO                                                             6.00%         6/1/2006                6,605            7,191
Florida Turnpike Auth. Rev.                                            5.25%         7/1/2011 (3)            2,185            2,285


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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Florida Turnpike Auth. Rev.                                            5.25%         7/1/2012 (3)         $  7,560         $  7,849
Florida Turnpike Auth. Rev.                                            5.25%         7/1/2013 (3)            7,755            7,993
Highlands County FL Health Rev. (Adventist Health System)              5.25%       11/15/2011                3,735            3,519
Highlands County FL Health Rev. (Adventist Health System)              5.25%       11/15/2012                3,935            3,658
Highlands County FL Health Rev. (Adventist Health System)              5.25%       11/15/2013                3,140            2,889
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)             4.40%         5/2/2001                7,200            7,200
Lakeland FL Electric & Water Rev.                                      6.30%        10/1/2003                6,465            6,870
Lee County FL School Board COP                                         6.00%         8/1/2005 (3)            4,175            4,514
Palm Beach County FL School Board                                      6.00%         8/1/2005 (2)            6,115            6,611
Palm Beach County FL School Board                                      6.00%         8/1/2006 (2)            6,480            7,059
Palm Beach County FL Solid Waste Auth. Rev.                            5.25%        10/1/2003 (2)            7,760            8,058
Palm Beach County FL Solid Waste Auth. Rev.                            5.25%        10/1/2003 (2)(ETM)       1,240            1,290
St. Lucie County FL PCR VRDO
    (Florida Power & Light Co. Project)                                4.50%         5/2/2001               13,200           13,200
Tampa FL Health System Rev. (Catholic Healthcare East)                 5.25%       11/15/2011 (1)            3,000            3,109
                                                                                                                         -----------
                                                                                                                            349,381
                                                                                                                         -----------
GEORGIA (3.7%)
Atlanta GA Airport Rev.                                                0.00%        9/19/2006 (1)           43,135           26,452
Atlanta GA Airport Rev.                                               5.875%         1/1/2015 (3)           11,930           12,839
Atlanta GA Airport Rev.                                               5.875%         1/1/2016 (3)            5,000            5,355
Atlanta GA Airport Rev.                                                6.00%         1/1/2011 (3)            7,000            7,584
Atlanta GA Airport Rev.                                               6.125%         1/1/2012 (3)            7,500            8,169
Atlanta GA Airport Rev.                                                6.25%         1/1/2014 (3)            5,000            5,442
Atlanta GA Water & Wastewater Rev.                                     5.50%        11/1/2010 (3)           10,000           10,766
Atlanta GA Water & Wastewater Rev.                                     5.50%        11/1/2011 (3)           10,000           10,717
Burke County GA Dev. Auth. PCR VRDO
    (Oglethorpe Power Corp.)                                           4.40%         5/2/2001 (2)            5,000            5,000
DeKalb County GA GO                                                    5.60%         1/1/2005                3,040            3,134
Fulton County GA COP                                                   5.75%        11/1/2011 (2)            6,000            6,541
Fulton County GA COP                                                   6.00%        11/1/2012 (2)            5,985            6,624
Fulton County GA COP                                                   6.00%        11/1/2013 (2)            6,325            6,970
Fulton County GA COP                                                   6.00%        11/1/2014 (2)            4,675            5,125
Fulton County GA School Dist. GO                                      6.375%         5/1/2010               15,000           16,975
Georgia GO                                                             5.70%         7/1/2011                4,470            4,900
Georgia GO                                                             5.75%         9/1/2011                2,500            2,754
Georgia GO                                                             6.25%         4/1/2006               12,200           13,409
Georgia GO                                                             6.25%         8/1/2010                7,800            8,880
Georgia GO                                                             6.30%         3/1/2007               15,000           16,672
Georgia GO                                                             6.50%        12/1/2003                5,000            5,361
Georgia GO                                                             6.50%         7/1/2005                5,000            5,501
Georgia GO                                                             6.75%         8/1/2007                6,100            6,962
Georgia GO                                                             6.75%         9/1/2010                8,000            9,386
Georgia GO                                                             6.80%         8/1/2002                8,000            8,337
Georgia GO                                                             7.00%        11/1/2004                5,000            5,532
Georgia GO                                                             7.00%        11/1/2005               15,670           17,665
Georgia GO                                                             7.00%        11/1/2006               16,780           19,209
Georgia GO                                                             7.00%        11/1/2007               17,960           20,829
Georgia GO                                                             7.10%         9/1/2009                3,400            4,035
Georgia GO                                                             7.25%         7/1/2004                3,500            3,864
Georgia GO                                                             7.25%         9/1/2005                3,630            4,112
Georgia GO                                                             7.25%         9/1/2006                7,860            9,060
Georgia GO                                                             7.40%         8/1/2007               11,200           13,172
Georgia GO                                                             7.45%         1/1/2010                4,000            4,847

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Georgia Muni. Electric Power Auth. Rev.                                6.30%         1/1/2005 (1)          $12,775       $   13,726
Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)               6.65%         1/1/2008 (1)            9,220           10,406
                                                                                                                         -----------
                                                                                                                            346,312
                                                                                                                         -----------
HAWAII (2.3%)
Hawaii Airport System Rev.                                             5.40%         7/1/2002 (1)            7,855            8,044
Hawaii Airport System Rev.                                             5.85%         7/1/2002 (1)            7,830            8,057
Hawaii Airport System Rev.                                             5.95%         7/1/2003 (1)            2,590            2,715
Hawaii Airport System Rev.                                             6.05%         7/1/2004 (1)            3,145            3,347
Hawaii Airport System Rev.                                             6.15%         7/1/2005 (1)           10,735           11,403
Hawaii Airport System Rev.                                             6.25%         7/1/2006 (1)            5,000            5,302
Hawaii Airport System Rev.                                            6.375%         7/1/2012 (3)            3,840            4,258
Hawaii Airport System Rev.                                             6.90%         7/1/2012               20,195           23,112
Hawaii GO                                                              5.00%         2/1/2004               10,000           10,303
Hawaii GO                                                              5.00%         2/1/2005                6,650            6,832
Hawaii GO                                                             5.125%         2/1/2006               11,605           11,918
Hawaii GO                                                              5.25%         4/1/2003 (1)            5,000            5,155
Hawaii GO                                                             5.625%         9/1/2012 (4)            5,000            5,325
Hawaii GO                                                              5.75%        10/1/2011 (1)            2,210            2,392
Hawaii GO                                                              5.75%        10/1/2012 (1)            2,130            2,292
Hawaii GO                                                              5.75%         4/1/2008 (1)            4,005            4,337
Hawaii GO                                                             5.875%        10/1/2013                2,000            2,163
Hawaii GO                                                              6.00%        12/1/2009 (3)            3,550            3,934
Hawaii GO                                                              6.00%        11/1/2010 (4)           10,000           11,100
Hawaii GO                                                              6.40%         3/1/2007                5,555            6,166
Honolulu HI City & County GO                                          5.125%         7/1/2010 (3)           16,275           16,920
Honolulu HI City & County GO                                          5.125%         7/1/2011 (3)            5,000            5,166
Honolulu HI City & County GO                                           5.75%         1/1/2006                   10               11
Honolulu HI City & County GO                                           5.75%         1/1/2006 (ETM)          8,815            9,473
Honolulu HI City & County GO                                           6.00%         1/1/2008                    5                5
Honolulu HI City & County GO                                           6.00%         1/1/2008 (ETM)          4,995            5,498
Honolulu HI City & County GO                                           6.30%         3/1/2002 (Prere.)       4,830            5,048
Honolulu HI City & County GO                                           8.00%        10/1/2009               26,940           33,550
Honolulu HI City & County GO                                           8.00%        10/1/2009 (ETM)          3,620            4,523
                                                                                                                         -----------
                                                                                                                            218,349
                                                                                                                         -----------
ILLINOIS (4.6%)
Chicago IL GO (City Colleges Improvement Projects)                     0.00%         1/1/2012 (3)           26,000           15,051
Chicago IL GO (City Colleges Improvement Projects)                     0.00%         1/1/2013               32,670           17,744
Chicago IL Metro. Water Reclamation Dist.                              5.85%        12/1/2003                6,355            6,708
Chicago IL Metro. Water Reclamation Dist.                              5.90%        12/1/2006                4,450            4,845
Chicago IL Metro. Water Reclamation Dist.                              6.05%        12/1/2009                3,000            3,335
Chicago IL Metro. Water Reclamation Dist.                              6.10%        12/1/2006                5,300            5,717
Chicago IL Metro. Water Reclamation Dist.                              6.25%        12/1/2005 (Prere.)      15,000           16,493
Chicago IL O'Hare International Airport Rev.                           5.50%         1/1/2008               23,020           24,143
Chicago IL O'Hare International Airport Rev.                           5.50%         1/1/2009 (2)           15,890           16,637
Chicago IL O'Hare International Airport Rev.                           5.50%         1/1/2014 (2)           13,540           13,880
Chicago IL O'Hare International Airport Special Fac. Rev.
    (United Airlines)                                                  5.80%         5/1/2007               63,000           62,865
Chicago IL O'Hare International Airport Special Fac. Rev.
    (United Airlines)                                                 6.375%         5/1/2013                8,000            7,971
Chicago IL School Finance Auth.                                        5.20%         6/1/2005 (3)            3,000            3,125
Chicago IL School Finance Auth.                                       5.375%         6/1/2008 (3)            9,500            9,840
Chicago IL School Finance Auth.                                        6.10%         6/1/2002 (3)           11,945           12,290
Chicago IL Water Rev.                                                  5.50%        11/1/2003 (2)            5,000            5,221

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Cook County IL GO                                                      5.75%       11/15/2003 (3)          $ 5,000       $    5,259
Cook County IL GO                                                      5.80%       11/15/2004               10,000           10,659
Illinois Dev. Finance Auth. Solid Waste Disposal Rev.
    (Waste Management Project)                                         5.85%         2/1/2007               10,000           10,047
Illinois Dev. Finance Auth. PCR PUT (Commonwealth Edison)              4.40%        12/1/2006 (2)           46,900           47,338
Illinois GO                                                            6.25%        10/1/2005                6,000            6,325
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)          5.25%         6/1/2008 (1)            4,000            4,175
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)          5.25%         6/1/2009 (1)            4,695            4,896
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)          5.25%         6/1/2010 (1)            5,000            5,200
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)          5.25%         6/1/2011 (1)            4,000            4,125
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)          5.25%         6/1/2012 (1)            4,280            4,376
Illinois Regional Transp. Auth.                                        9.00%         6/1/2005 (2)            5,220            6,190
Illinois Regional Transp. Auth.                                        9.00%         6/1/2008 (2)            6,840            8,728
Illinois Regional Transp. Auth.                                        9.00%         6/1/2009 (2)            4,255            5,534
Illinois Sales Tax Rev.                                               6.125%        6/15/2012                4,250            4,702
Illinois Sales Tax Rev.                                               6.125%        6/15/2014                6,850            7,503
Illinois Sales Tax Rev.                                                6.50%        6/15/2013                5,000            5,680
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL             0.00%        6/15/2011 (3)            7,780            4,682
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL             6.50%         6/1/2006 (2)           11,885           13,125
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL             6.75%         6/1/2010 (2)           25,000           28,833
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL             7.25%        6/15/2005 (2)            6,670            7,465
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. IL             7.25%        6/15/2005 (2)(ETM)       8,775            9,387
                                                                                                                         -----------
                                                                                                                            430,094
                                                                                                                         -----------
INDIANA (0.5%)
Indiana Muni. Power Agency                                            5.875%         1/1/2010 (1)            4,500            4,903
Indiana Univ. Student Fee Bonds                                        6.80%         8/1/2004               25,000           25,702
Mount Vernon IN PCR & Solid Waste Disposal CP
    (General Electric Co. Project)                                     3.30%        5/24/2001               16,900           16,897
                                                                                                                         -----------
                                                                                                                             47,502
                                                                                                                         -----------
KENTUCKY (1.9%)
Kentucky Dev. Finance Auth. Hosp. Rev. (Sisters of Charity)            6.60%        11/1/2001 (Prere.)       5,000            5,182
Kentucky Dev. Finance Auth. (St. Elizabeth Medical Center)            6.625%        11/1/2004 (3)           20,025           20,636
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. VRDO
    (Baptist Healthcare)                                               4.40%         5/2/2001 (1)            2,400            2,400
Kentucky Property & Buildings Comm. Rev.                               5.25%        11/1/2008                2,500            2,625
Kentucky Property & Buildings Comm. Rev.                               5.25%         8/1/2013 (4)           39,355           40,644
Kentucky Property & Buildings Comm. Rev.                               5.25%         8/1/2014 (4)           28,895           29,606
Kentucky Property & Buildings Comm. Rev.                               5.25%         8/1/2015 (4)           25,205           25,623
Kentucky Property & Buildings Comm. Rev.                               5.50%         9/1/2003                8,000            8,343
Kentucky Property & Buildings Comm. Rev.                               5.60%         9/1/2004                3,000            3,129
Kentucky Property & Buildings Comm. Rev.                               5.70%         9/1/2005                7,350            7,659
Kentucky Property & Buildings Comm. Rev.                               5.75%        10/1/2011                6,135            6,645
Kentucky Property & Buildings Comm. Rev.                               5.75%        10/1/2013                3,500            3,752
Kentucky Turnpike Auth. Econ. Dev. Road Rev.                           5.50%         7/1/2007                4,315            4,619
Louisville & Jefferson County KY Regional Airport Auth.
    Special Fac. Rev. VRDO (UPS Worldwide Forwarding)                  4.45%         5/2/2001                4,500            4,500
Louisville & Jefferson County KY Regional Airport Auth.
    System Rev.                                                        5.75%         7/1/2012 (4)            4,495            4,800
Louisville & Jefferson County KY Regional Airport Auth.
    System Rev.                                                        5.75%         7/1/2013 (4)            4,755            5,044
                                                                                                                         -----------
                                                                                                                            175,207
                                                                                                                         -----------
LOUISIANA (1.5%)
Jefferson Parish LA Sales Tax Rev.                                     6.75%        12/1/2002 (3)(Prere.)    3,400            3,572
Jefferson Parish LA Sales Tax Rev.                                     6.75%        12/1/2006 (3)            7,600            7,965


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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Louisiana GO                                                           5.25%        4/15/2011 (4)          $11,395       $   11,866
Louisiana GO                                                           5.50%        4/15/2003 (3)            4,445            4,608
Louisiana GO                                                           5.75%       11/15/2012 (3)           17,865           19,279
Louisiana GO                                                           5.75%       11/15/2013 (3)           18,825           20,196
Louisiana GO                                                           5.75%       11/15/2014 (3)            8,500            9,052
Louisiana GO                                                           6.00%        4/15/2004 (3)            7,210            7,656
Louisiana GO                                                           6.25%        4/15/2005 (3)            6,455            6,989
Louisiana GO                                                           7.00%         8/1/2004 (1)            5,810            6,372
Louisiana GO                                                           7.75%         8/1/2006 (1)           10,970           12,811
Louisiana Public Fac. Auth. (Franciscan Missionaries)                 5.375%         7/1/2011 (1)            4,990            5,228
St. Charles Parish LA PCR PUT (Entergy Inc.)                           5.35%        10/1/2003               24,000           24,237
                                                                                                                         -----------
                                                                                                                            139,831
                                                                                                                         -----------
MARYLAND (0.1%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
    (Univ. of Maryland Medical System)                                6.625%         7/1/2020                4,000            4,182
                                                                                                                         -----------


MASSACHUSETTS (7.2%)
Boston MA GO                                                           5.25%         4/1/2012 (3)            5,515            5,705
Boston MA Water & Sewer Comm. Rev.                                     5.75%        11/1/2013                5,785            6,252
Chelsea MA GO                                                          5.50%        6/15/2008 (2)            4,635            5,000
Chelsea MA GO                                                          5.50%        6/15/2009 (2)            3,000            3,242
Chelsea MA GO                                                          5.50%        6/15/2011 (2)            5,000            5,325
Chelsea MA GO                                                          5.50%        6/15/2012 (2)            5,000            5,297
Massachusetts Bay Transp. Auth.                                       5.125%         3/1/2011                2,255            2,324
Massachusetts Bay Transp. Auth.                                       5.125%         3/1/2012                5,820            5,950
Massachusetts Bay Transp. Auth.                                        7.00%         3/1/2009                8,880           10,338
Massachusetts GO                                                      5.125%        11/1/2013               10,500           10,700
Massachusetts GO                                                       5.25%         4/1/2011               13,525           14,139
Massachusetts GO                                                       5.50%         7/1/2005 (2)(Prere.)    5,360            5,752
Massachusetts GO                                                       5.50%         2/1/2011               17,575           18,366
Massachusetts GO                                                       5.50%         2/1/2011 (1)           10,000           10,313
Massachusetts GO                                                       5.70%         2/1/2008 (1)            6,805            7,304
Massachusetts GO                                                       5.75%         6/1/2011               10,000           10,853
Massachusetts GO                                                       5.75%         6/1/2012               14,000           15,109
Massachusetts GO                                                       5.75%         6/1/2013               24,850           26,684
Massachusetts GO                                                       6.00%        11/1/2010                5,000            5,579
Massachusetts GO                                                       6.00%         6/1/2014               10,000           10,890
Massachusetts GO                                                       6.50%         8/1/2002 (Prere.)       3,840            4,060
Massachusetts GO                                                       7.50%         6/1/2004                3,975            4,250
Massachusetts GO VRDO                                                  4.05%         5/3/2001               13,100           13,100
Massachusetts Grant Anticipation Notes                                5.125%        6/15/2010               10,755           11,207
Massachusetts Grant Anticipation Notes                                5.125%       12/15/2010                5,000            5,210
Massachusetts Grant Anticipation Notes                                5.125%        6/15/2011                8,555            8,841
Massachusetts Grant Anticipation Notes                                5.125%       12/15/2012                5,000            5,128
Massachusetts Grant Anticipation Notes                                5.125%        6/15/2013                5,000            5,089
Massachusetts Grant Anticipation Notes                                 5.25%        6/15/2010               23,675           24,931
Massachusetts Grant Anticipation Notes                                 5.25%       12/15/2010               26,275           27,669
Massachusetts Grant Anticipation Notes                                 5.25%        6/15/2011               15,000           15,677
Massachusetts Grant Anticipation Notes                                 5.25%       12/15/2011               14,820           15,489
Massachusetts Grant Anticipation Notes                                 5.75%        6/15/2011               20,000           21,739
Massachusetts Grant Anticipation Notes                                 5.75%        6/15/2012               11,280           12,179
Massachusetts Grant Anticipation Notes                                 5.75%        6/15/2013               10,000           10,733
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Boston Medical Center)                                            5.25%         7/1/2009 (1)            4,215            4,438

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Boston Medical Center)                                            5.25%         7/1/2010 (1)          $ 4,440       $    4,652
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Boston Medical Center)                                            5.25%         7/1/2011 (1)            4,670            4,858
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Boston Medical Center)                                            5.25%         7/1/2012 (1)            1,850            1,908
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Caritas Christi Obligated Group)                                  5.25%         7/1/2006                6,400            6,135
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Caritas Christi Obligated Group)                                  5.25%         7/1/2007                5,390            5,106
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Caritas Christi Obligated Group)                                  5.25%         7/1/2008                5,030            4,690
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Harvard Pilgrim Health)                                           5.25%         7/1/2009 (4)            6,375            6,712
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Harvard Pilgrim Health)                                           5.25%         7/1/2010 (4)            5,970            6,255
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Harvard Pilgrim Health)                                           5.25%         7/1/2011 (4)            3,530            3,672
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Harvard Pilgrim Health)                                           5.25%         7/1/2012 (4)            6,155            6,349
Massachusetts Health & Educ. Fac. Auth. Rev.
    (Partners Healthcare System)                                       5.25%         7/1/2003 (4)            3,725            3,850
Massachusetts Ind. Finance Agency Resource Recovery Rev.
    (Refusetech Inc. Project)                                          6.15%         7/1/2002                4,560            4,630
Massachusetts Ind. Finance Agency Resource Recovery Rev.
    (Refusetech Inc. Project)                                          6.30%         7/1/2005               30,250           31,833
Massachusetts Ind. Finance Auth. Rev.
    (BioMed Research Corp.)                                            0.00%         8/1/2004                9,480            8,273
Massachusetts Port Auth. Rev. PUT (United Airlines)                    5.75%        10/1/2007               35,250           35,299
Massachusetts Water Pollution Abatement Trust                         5.125%         8/1/2009                4,000            4,207
Massachusetts Water Pollution Abatement Trust                         5.125%         8/1/2011                5,000            5,185
Massachusetts Water Pollution Abatement Trust                         5.125%         8/1/2014                2,500            2,536
Massachusetts Water Pollution Abatement Trust                          5.25%         8/1/2011                  830              868
Massachusetts Water Pollution Abatement Trust                          5.25%         8/1/2011 (ETM)          6,475            6,837
Massachusetts Water Pollution Abatement Trust                          5.25%         8/1/2012                  295              306
Massachusetts Water Pollution Abatement Trust                          6.00%         8/1/2010                5,000            5,546
Massachusetts Water Pollution Abatement Trust                          6.00%         8/1/2011                4,150            4,576
Massachusetts Water Pollution Abatement Trust                          6.00%         8/1/2012                6,455            7,086
Massachusetts Water Pollution Abatement Trust                          6.00%         8/1/2013                5,000            5,470
Massachusetts Water Resources Auth. GO VRDO                            4.10%         5/2/2001 (3)            3,900            3,900
Massachusetts Water Resources Auth. Rev.                               5.25%         3/1/2007                5,000            5,179
Massachusetts Water Resources Auth. Rev.                               5.25%         3/1/2009                7,175            7,367
Massachusetts Water Resources Auth. Rev.                               5.50%        11/1/2007               32,860           34,103
Massachusetts Water Resources Auth. Rev.                               6.50%        7/15/2010               30,220           34,708
Massachusetts Water Resources Auth. Rev.                               6.50%        7/15/2019               37,515           43,644
Massachusetts Water Resources Auth. Rev. VRDO                          4.10%         5/2/2001 (2)              610              610
                                                                                                                         -----------
                                                                                                                            681,212
                                                                                                                         -----------
MICHIGAN (3.1%)
Detroit MI GO                                                          5.90%         5/1/2003 (2)            9,490            9,913
Detroit MI Sewer System Rev.                                           5.25%         7/1/2015 (1)            4,000            4,035
Greater Detroit MI Resource Recovery Auth.                             5.50%       12/13/2004 (2)            7,505            7,945
Greater Detroit MI Resource Recovery Auth.                             6.25%       12/13/2005 (2)           17,205           18,837
Greater Detroit MI Resource Recovery Auth.                             6.25%       12/13/2006 (2)           22,475           24,830

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Greater Detroit MI Resource Recovery Auth.                             6.25%       12/13/2007 (2)          $11,070       $   12,328
Michigan Building Auth. Rev.                                           4.75%       10/15/2013               15,000           14,764
Michigan Building Auth. Rev.                                           5.25%       10/15/2010                3,485            3,660
Michigan Building Auth. Rev.                                           5.25%       10/15/2011               10,825           11,275
Michigan Building Auth. Rev.                                           5.25%       10/15/2013                2,500            2,567
Michigan Building Auth. Rev.                                          5.375%       10/15/2010                5,880            6,199
Michigan Building Auth. Rev.                                           6.00%       10/15/2007                9,000            9,903
Michigan Building Auth. Rev.                                           6.50%        10/1/2001 (2)(Prere.)    3,000            3,101
Michigan Hosp. Finance Auth. Rev.
    (Genesys Regional Medical Center)                                  5.30%        10/1/2011               10,840           11,326
Michigan Hosp. Finance Auth. Rev.
    (Genesys Regional Medical Center)                                 5.375%        10/1/2013                4,000            4,121
Michigan Hosp. Finance Auth. Rev.
    (Genesys Regional Medical Center)                                  5.50%        10/1/2006                3,340            3,580
Michigan Hosp. Finance Auth. Rev.
    (Genesys Regional Medical Center)                                  5.50%        10/1/2007                3,910            4,205
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                       0.00%        12/1/2001 (3)            9,630            9,439
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund              5.75%        10/1/2011               10,390           11,387
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund             5.875%        10/1/2012                7,680            8,459
Michigan Muni. Bond Auth. Rev. Clean Water Revolving Fund             5.875%        10/1/2013               10,740           11,803
Michigan Public Power Agency Rev.                                      5.30%         1/1/2005               13,075           13,589
Michigan Public Power Agency Rev.                                     5.375%         1/1/2006               13,790           14,307
Michigan Public Power Agency Rev.                                      5.50%         1/1/2007               14,545           15,084
Michigan Public Power Agency Rev.                                      5.50%         1/1/2008                9,360            9,686
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)               4.40%         5/2/2001                5,600            5,600
Wayne Charter County MI Airport Rev.                                   5.25%        12/1/2010 (1)           12,000           12,392
Wayne Charter County MI Airport Rev.                                   5.25%        12/1/2011 (1)           10,845           11,124
Wayne Charter County MI Airport Rev.                                   5.25%        12/1/2012 (1)           15,270           15,557
                                                                                                                         -----------
                                                                                                                            291,016
                                                                                                                         -----------
MINNESOTA (0.8%)
Minnesota GO                                                           5.00%         6/1/2010                8,485            8,776
Minnesota GO                                                           5.00%         6/1/2011                8,675            8,914
Minnesota GO                                                           5.00%         6/1/2012                3,255            3,321
Minnesota GO                                                          5.125%        11/1/2009                8,275            8,594
Minnesota GO                                                          5.375%        11/1/2008               12,630           13,560
Northern Minnesota Muni. Power Agency
    Electric System Rev.                                               5.25%         1/1/2012 (4)            6,000            6,216
Western Minnesota Muni. Power Agency                                  5.375%         1/1/2008 (2)            5,645            5,980
Western Minnesota Muni. Power Agency                                   5.50%         1/1/2010 (2)           14,045           14,804
                                                                                                                         -----------
                                                                                                                             70,165
                                                                                                                         -----------
MISSISSIPPI (1.1%)
Jackson County MS Port Fac. PUT VRDO
    (Chevron USA Inc. Project)                                         4.40%         5/2/2001                9,800            9,800
Mississippi GO                                                         5.25%         5/1/2008                5,805            6,102
Mississippi GO                                                         5.25%        12/1/2010                8,800            9,302
Mississippi GO                                                         5.75%        11/1/2011                9,870           10,720
Mississippi GO                                                         5.75%        12/1/2011                6,000            6,562
Mississippi GO                                                         5.75%        11/1/2012               10,365           11,191
Mississippi GO                                                         5.75%        11/1/2013                7,860            8,443
Mississippi GO                                                         6.00%        12/1/2006                6,380            6,983
Mississippi GO                                                         6.00%        11/1/2011                9,225           10,125
Mississippi GO                                                         6.00%        11/1/2012                9,725           10,624
Mississippi GO                                                         6.50%         5/1/2003                4,285            4,523

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Mississippi GO                                                         6.50%         9/1/2006               $5,125       $    5,706
Mississippi GO                                                         7.00%         5/1/2005                4,840            5,376
                                                                                                                         -----------
                                                                                                                            105,457
                                                                                                                         -----------
MISSOURI (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
    (St Anthony's Medical Center)                                     6.125%        12/1/2019                2,500            2,540
Missouri Highways & Transp. Comm. Road Rev.                           5.625%         2/1/2012                5,000            5,403
Missouri Highways & Transp. Comm. Road Rev.                           5.625%        12/1/2013                3,000            3,217
Missouri Highways & Transp. Comm. Road Rev.                           5.625%         2/1/2014                3,430            3,654
Missouri Highways & Transp. Comm. Road Rev.                           5.625%         2/1/2016                2,000            2,102
                                                                                                                         -----------
                                                                                                                             16,916
                                                                                                                         -----------
MONTANA (0.3%)
Forsyth MT PCR PUT (Portland General Electric Co.)                     4.60%         5/1/2003               10,000            9,976
Montana Health Fac. Auth. Rev.
    (Sisters of Charity Health System)                                 5.25%        12/1/2009 (1)            3,330            3,511
Montana Health Fac. Auth. Rev.
    (Sisters of Charity Health System)                                 5.25%        12/1/2010 (1)            2,445            2,560
Montana Health Fac. Auth. Rev.
    (Sisters of Charity Health System)                                 5.25%        12/1/2011 (1)            4,980            5,172
Montana Health Fac. Auth. Rev.
    (Sisters of Charity Health System)                                 5.25%        12/1/2012 (1)            2,725            2,812
                                                                                                                         -----------
                                                                                                                             24,031
                                                                                                                         -----------
NEBRASKA (1.3%)
Nebraska Public Power Dist. Rev.                                       5.25%         1/1/2010 (1)           26,500           27,783
Nebraska Public Power Dist. Rev.                                       5.25%         1/1/2011 (1)           10,000           10,414
Nebraska Public Power Dist. Rev.                                       5.25%         1/1/2012                5,000            5,176
Nebraska Public Power Dist. Rev.                                       5.25%         1/1/2013 (1)           51,565           52,970
Nebraska Public Power Dist. Rev.                                       5.60%         7/1/2003               13,175           13,728
Omaha NE Public Power Dist. Electric Rev.                              5.30%         2/1/2005                9,725           10,199
Omaha NE Public Power Dist. Electric Rev.                              5.50%         2/1/2007                5,000            5,331
                                                                                                                         -----------
                                                                                                                            125,601
                                                                                                                         -----------
NEVADA (3.3%)
Clark County NV Airport System Rev.                                    5.25%         7/1/2012 (1)            4,225            4,349
Clark County NV Airport System Rev.                                   5.375%         7/1/2010 (1)            8,470            8,912
Clark County NV GO                                                     5.50%         6/1/2012 (3)            6,365            6,606
Clark County NV GO                                                     5.60%         6/1/2013 (3)            7,175            7,451
Clark County NV GO                                                    5.625%         6/1/2014 (3)            7,450            7,712
Clark County NV GO                                                     7.50%         6/1/2006 (2)            3,575            4,111
Clark County NV GO                                                     7.50%         6/1/2007 (2)            9,550           11,157
Clark County NV GO                                                     7.50%         6/1/2009 (2)            6,825            8,166
Clark County NV GO                                                     8.00%         6/1/2008 (2)            9,875           11,985
Clark County NV Passenger Fac. Rev.
    (McCarran International Airport)                                  5.375%         7/1/2010 (1)            6,435            6,787
Clark County NV Passenger Fac. Rev.
    (McCarran International Airport)                                  5.375%         7/1/2011 (1)            9,445            9,890
Clark County NV Passenger Fac. Rev.
    (McCarran International Airport)                                  5.375%         7/1/2012 (1)            8,295            8,635
Clark County NV Passenger Fac. Rev.
    (McCarran International Airport)                                   6.00%         7/1/2002 (2)            1,000            1,049
Clark County NV School Dist. GO                                       5.375%         5/1/2006 (3)            3,740            3,864
Clark County NV School Dist. GO                                       5.375%         5/1/2007 (3)            9,195            9,474
Clark County NV School Dist. GO                                        5.50%        6/15/2010 (3)           16,325           17,178
Clark County NV School Dist. GO                                        5.60%        6/15/2009 (3)            9,640           10,436


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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Clark County NV School Dist. GO                                       5.625%        6/15/2013 (3)         $ 10,000       $   10,416
Clark County NV School Dist. GO                                        5.70%        6/15/2009 (1)           10,825           11,678
Clark County NV School Dist. GO                                       5.875%        6/15/2005 (1)(Prere.)   23,760           25,791
Clark County NV School Dist. GO                                        5.90%        6/15/2006 (3)(Prere.)   10,000           10,963
Clark County NV School Dist. GO                                        6.50%        6/15/2006 (3)           12,115           13,393
Clark County NV School Dist. GO                                        7.25%        6/15/2002 (1)            3,995            4,166
Clark County NV School Dist. GO VRDO                                   4.35%         5/2/2001               10,000           10,000
Las Vegas NV Convention & Visitors Auth.                               6.00%         7/1/2011 (2)           10,000           10,906
Las Vegas NV Convention & Visitors Auth.                               6.00%         7/1/2012 (2)            5,000            5,435
Las Vegas NV Convention & Visitors Auth.                               6.00%         7/1/2014 (2)            4,500            4,847
Nevada GO                                                              5.25%        5/15/2010                8,555            8,902
Nevada GO                                                              5.25%        5/15/2011               16,455           17,002
Nevada GO                                                              5.25%        5/15/2012               17,300           17,750
Nevada GO                                                              6.00%         5/1/2005               10,450           10,555
Nevada GO                                                              6.00%        5/15/2010                6,680            7,386
Washoe County NV Hosp. Medical Center                                  6.00%         6/1/2009 (2)            6,310            6,788
                                                                                                                         -----------
                                                                                                                            313,740
                                                                                                                         -----------
NEW HAMPSHIRE (0.7%)
New Hampshire Business Finance Auth. PCR
    (Public Service Co. of New Hampshire)                              6.00%         5/1/2021               46,800           45,645
New Hampshire Business Finance Auth. PCR PUT
    (United Illuminating)                                              4.55%         2/1/2004               15,000           14,757
New Hampshire IDA Rev. (Connecticut Light & Power)                     5.90%         8/1/2018                7,000            6,807
                                                                                                                         -----------
                                                                                                                             67,209
                                                                                                                         -----------
NEW JERSEY (6.8%)
Camden County NJ Muni. Util. Auth.                                     0.00%         9/1/2002 (3)           18,545           17,652
Camden County NJ Muni. Util. Auth.                                     0.00%         9/1/2003 (3)           18,545           16,937
Essex County NJ Solid Waste Util. Auth.                                5.50%         4/1/2011 (4)            3,000            3,261
Gloucester County NJ Improvement Auth.
    Solid Waste Resource Rev.                                          6.85%        12/1/2029                4,000            4,337
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.                5.70%         7/1/2005 (1)            6,330            6,769
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.                5.80%         7/1/2007 (1)           17,800           18,975
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.                5.80%         7/1/2008 (1)            4,000            4,294
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.               5.875%         7/1/2011 (1)            6,000            6,450
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.                7.00%         7/1/2003 (1)           26,195           28,047
New Jersey Econ. Dev. Auth. Rev.                                       5.50%         5/1/2008 (4)           10,520           11,303
New Jersey GO                                                          5.50%         8/1/2011                3,500            3,770
New Jersey GO                                                          6.00%        7/15/2006                3,300            3,607
New Jersey Health Care Fac. Finance Auth. Rev.
    (Saint Barnabas Health Care)                                       5.25%         7/1/2010 (1)            8,050            8,497
New Jersey Health Care Fac. Finance Auth. Rev.
    (Saint Barnabas Health Care)                                       5.25%         7/1/2011 (1)            8,230            8,626
New Jersey Health Care Fac. Finance Auth. Rev.
    (Saint Barnabas Health Care)                                       5.25%         7/1/2012 (1)            2,000            2,082
New Jersey Health Care Fac. Finance Auth. Rev.
    (Saint Barnabas Health Care)                                       5.25%         7/1/2014 (1)            2,850            2,926
New Jersey Highway Auth. Rev.
    (Garden State Parkway) TOB                                         5.50%         1/1/2011               10,000           10,697
New Jersey Highway Auth. Rev.
    (Garden State Parkway) TOB                                         5.50%         1/1/2012               16,000           17,064
New Jersey Sports & Exposition Auth.                                   6.50%         3/1/2002 (Prere.)       1,340            1,403
New Jersey Sports & Exposition Auth.                                   6.50%         3/1/2006                3,955            4,134
New Jersey Sports & Exposition Auth.                                   6.50%         3/1/2007                2,930            3,063

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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Transit Corp. (CTFS Federal Transp. Admin. Grants)          5.25%        9/15/2004              $ 4,000          $ 4,194
New Jersey Transit Corp. (CTFS Federal Transp. Admin. Grants)          5.50%        9/15/2011 (2)           45,000           48,309
New Jersey Transit Corp. (CTFS Federal Transp. Admin. Grants)          5.75%        9/15/2013 (2)           25,000           26,970
New Jersey Transit Corp. (CTFS Federal Transp. Admin. Grants)          5.75%        9/15/2014 (2)           28,470           30,513
New Jersey Transp. Corp. COP                                           5.50%        9/15/2010 (2)           12,500           13,457
New Jersey Transp. Trust Fund Auth. Rev.                               5.50%        6/15/2011 (1)            4,250            4,475
New Jersey Transp. Trust Fund Auth. Rev.                               6.00%       12/15/2004 (1)            4,000            4,309
New Jersey Transp. Trust Fund Auth. Rev.                               6.00%        6/15/2005 (2)           11,310           12,229
New Jersey Transp. Trust Fund Auth. Rev.                               6.00%        6/15/2008               34,660           38,264
New Jersey Transp. Trust Fund Auth. Rev.                               6.00%        6/15/2009               37,000           40,755
New Jersey Transp. Trust Fund Auth. Rev.                               6.50%        6/15/2005 (2)            5,000            5,499
New Jersey Transp. Trust Fund Auth. Rev.                               6.50%        6/15/2011 (1)           20,000           23,117
New Jersey Transp. Trust Fund Auth. Rev.                               7.00%        6/15/2012 (1)           20,000           24,006
New Jersey Turnpike Auth. Rev.                                         4.75%         1/1/2006 (ETM)          9,555            9,738
New Jersey Turnpike Auth. Rev.                                        5.625%         1/1/2015 (1)            8,215            8,667
New Jersey Turnpike Auth. Rev.                                         5.75%         1/1/2010 (1)           35,220           38,481
New Jersey Turnpike Auth. Rev.                                         5.90%         1/1/2002 (Prere.)       6,110            6,340
New Jersey Turnpike Auth. Rev.                                         5.90%         1/1/2002 (2)(Prere.)    1,700            1,764
New Jersey Turnpike Auth. Rev.                                         5.90%         1/1/2003 (2)            3,000            3,106
New Jersey Turnpike Auth. Rev.                                         5.90%         1/1/2004 (2)           12,920           13,355
New Jersey Turnpike Auth. Rev.                                         6.00%         1/1/2005 (2)           22,220           23,073
New Jersey Turnpike Auth. Rev.                                         6.50%         1/1/2009 (2)           50,000           56,768
New Jersey Turnpike Auth. Rev. VRDO                                    4.00%         5/2/2001 (3) LOC       14,060           14,060
Rutgers State Univ. NJ GO                                              6.40%         5/1/2013                4,675            5,316
                                                                                                                         -----------
                                                                                                                            640,659
                                                                                                                         -----------
NEW MEXICO (0.3%)
New Mexico Highway Community Tax Rev.                                  5.75%        6/15/2012               16,310           17,568
New Mexico Highway Community Tax Rev.                                  6.00%        6/15/2011               12,780           14,100
                                                                                                                         -----------
                                                                                                                             31,668
                                                                                                                         -----------
NEW YORK (11.4%)
Long Island NY Power Auth. Electric System Rev.                        5.00%         4/1/2008 (1)            5,000            5,148
Long Island NY Power Auth. Electric System Rev.                       5.125%         4/1/2012 (1)           25,195           25,967
Long Island NY Power Auth. Electric System Rev.                        5.50%        12/1/2009 (2)            6,000            6,472
Metro. NY Transp. Auth. Rev. Commuter Fac.                             5.00%         7/1/2011 (1)           16,625           17,175
Metro. NY Transp. Auth. Rev. Commuter Fac.                             5.00%         7/1/2013 (1)           18,000           18,313
Metro. NY Transp. Auth. Rev. Commuter Fac.                             5.00%         7/1/2014 (2)            7,770            7,853
Metro. NY Transp. Auth. Rev. Commuter Fac.                             5.60%         7/1/2011                4,755            5,037
Metro. NY Transp. Auth. Rev. Commuter Fac.                            5.625%         7/1/2012                4,805            5,073
Metro. NY Transp. Auth. Rev. Commuter Fac.                             5.75%         7/1/2013                4,880            5,170
Metro. NY Transp. Auth. Rev. Commuter Fac.                            5.875%         7/1/2014                5,000            5,318
Metro. NY Transp. Auth. Rev. Commuter Fac.                             6.10%         7/1/2007 (1)            3,625            4,021
Metro. NY Transp. Auth. Rev. Commuter Fac.                             6.10%         7/1/2008 (1)            1,100            1,226
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax                   5.25%         4/1/2013 (3)           11,755           12,195
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax                   5.50%         4/1/2015 (1)            4,500            4,671
Metro. NY Transp. Auth. Rev. Transp. Fac.                              0.00%         7/1/2011               21,200           12,971
Metro. NY Transp. Auth. Rev. Transp. Fac.                             5.125%         7/1/2012 (4)           10,765           11,149
Metro. NY Transp. Auth. Rev. Transp. Fac.                             5.125%         7/1/2013 (4)           16,455           16,900
Metro. NY Transp. Auth. Rev. Transp. Fac.                              5.20%         7/1/2005 (2)            5,760            6,079
Metro. NY Transp. Auth. Rev. Transp. Fac.                              5.25%         7/1/2009 (4)           20,000           21,296
Metro. NY Transp. Auth. Rev. Transp. Fac.                              5.25%         7/1/2010 (4)            2,575            2,729
Metro. NY Transp. Auth. Rev. Transp. Fac.                              5.40%         7/1/2003                5,860            6,086
Metro. NY Transp. Auth. Rev. Transp. Fac.                              5.50%         7/1/2012 (4)            5,000            5,302
Metro. NY Transp. Auth. Rev. Transp. Fac.                             5.875%         7/1/2014                6,285            6,684

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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Metro. NY Transp. Auth. Rev. Transp. Fac.                              7.00%         7/1/2009 (2)          $10,000       $   11,812
Muni. Assistance Corp. for New York City NY                            5.20%         7/1/2007 (2)            4,500            4,731
Muni. Assistance Corp. for New York City NY                            5.50%         7/1/2001                2,000            2,008
Muni. Assistance Corp. for New York City NY                            5.50%         7/1/2002               10,000           10,256
Muni. Assistance Corp. for New York City NY                            6.00%         7/1/2004                4,200            4,489
Muni. Assistance Corp. for New York City NY                            6.00%         7/1/2006               13,500           14,755
Muni. Assistance Corp. for New York City NY                            6.00%         7/1/2008               10,000           11,058
Muni. Assistance Corp. for New York City NY                            6.25%         7/1/2005                5,000            5,456
Nassau County NY GO                                                    5.00%         6/1/2004 (2)            5,210            5,407
Nassau County NY GO                                                    5.00%         9/1/2011 (3)            7,550            7,765
Nassau County NY GO                                                    5.00%         9/1/2012 (3)            6,720            6,855
Nassau County NY GO                                                    5.00%         9/1/2013 (3)            5,730            5,794
Nassau County NY GO                                                    7.00%         3/1/2004                7,500            8,043
New York City NY GO                                                    5.25%        8/15/2010 (1)            5,000            5,279
New York City NY GO                                                    5.25%         8/1/2011 (1)            7,000            7,329
New York City NY GO                                                    5.70%         8/1/2007                9,800           10,563
New York City NY GO                                                    5.75%        2/15/2005 (Prere.)       1,245            1,344
New York City NY GO                                                   5.875%        8/15/2012 (3)            7,000            7,494
New York City NY GO                                                    5.90%         8/1/2009                6,125            6,591
New York City NY GO                                                    5.90%         8/1/2010                4,750            5,093
New York City NY GO                                                    6.00%         8/1/2011                5,600            6,007
New York City NY GO                                                    6.00%         8/1/2012                4,000            4,279
New York City NY GO                                                    6.10%         8/1/2002                4,000            4,132
New York City NY GO                                                   6.375%         8/1/2004                3,985            4,167
New York City NY GO                                                    7.00%         2/1/2005                  400              417
New York City NY GO                                                    7.00%         8/1/2005                6,500            7,242
New York City NY GO                                                    8.00%         4/1/2006 (2)            5,955            6,986
New York City NY IDA (USTA National Tennis Center Project)            6.375%       11/15/2007 (4)            6,200            6,828
New York City NY IDA (USTA National Tennis Center Project)             6.40%       11/15/2008 (4)            4,105            4,524
New York City NY IDA (USTA National Tennis Center Project)             6.50%       11/15/2009 (4)            6,745            7,456
New York City NY IDA (USTA National Tennis Center Project)             6.50%       11/15/2010 (4)            3,500            3,857
New York City NY Muni. Water Finance Auth.
    Water & Sewer System Rev.                                          5.30%        6/15/2006               27,665           28,954
New York City NY Transitional Finance Auth. Rev.                       5.00%       11/15/2009                3,550            3,705
New York City NY Transitional Finance Auth. Rev.                       5.00%       11/15/2010               16,375           17,006
New York City NY Transitional Finance Auth. Rev.                      5.125%        11/1/2010                7,570            7,939
New York City NY Transitional Finance Auth. Rev.                      5.125%        11/1/2011                7,245            7,553
New York City NY Transitional Finance Auth. Rev.                      5.125%        11/1/2012                7,000            7,235
New York City NY Transitional Finance Auth. Rev.                      5.125%        11/1/2013                6,000            6,144
New York City NY Transitional Finance Auth. Rev.                       5.25%       11/15/2011               12,585           13,225
New York City NY Transitional Finance Auth. Rev.                       5.25%         5/1/2012                3,475            3,625
New York City NY Transitional Finance Auth. Rev                        5.25%       11/15/2012                5,000            5,217
New York City NY Transitional Finance Auth. Rev.                      5.375%         2/1/2013               14,000           14,657
New York City NY Transitional Finance Auth. Rev.                      5.375%         2/1/2014                5,000            5,196
New York City NY Transitional Finance Auth. Rev.                       5.50%       11/15/2008                2,000            2,154
New York City NY Transitional Finance Auth. Rev.                       5.50%        2/15/2011                3,500            3,749
New York City NY Transitional Finance Auth. Rev.                       5.50%        2/15/2012                5,945            6,323
New York City NY Transitional Finance Auth. Rev.                       5.75%        8/15/2010 (3)           14,740           16,158
New York City NY Transitional Finance Auth. Rev.                       5.75%        2/15/2014               10,325           11,097
New York City NY Transitional Finance Auth. Rev.                      5.875%        11/1/2012                6,000            6,594
New York State Dormitory Auth. Rev. (City Univ.)                       6.25%         7/1/2003                4,250            4,473
New York State Dormitory Auth. Rev. (City Univ.)                       6.25%         7/1/2004                6,570            7,062
New York State Dormitory Auth. Rev. (City Univ.)                       6.35%         7/1/2004                2,500            2,683
New York State Dormitory Auth. Rev. (City Univ.)                       6.45%         7/1/2005                1,500            1,637

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev. (City Univ.)                       7.00%         7/1/2001 (3)          $ 8,090          $ 8,142
New York State Dormitory Auth. Rev. (City Univ.)                       7.00%         7/1/2001 (3)(ETM)       1,910            1,922
New York State Dormitory Auth. Rev.
    (Jewish Medical Center)                                            5.25%         7/1/2010 (1)            4,000            4,186
New York State Dormitory Auth. Rev.
    (Jewish Medical Center)                                            5.25%         7/1/2011 (1)            9,170            9,534
New York State Dormitory Auth. Rev.
    (Mental Health Services)                                           5.25%        2/15/2011 (1)            7,370            7,716
New York State Dormitory Auth. Rev. (New York Univ.)                  6.375%         7/1/2001 (3)(Prere.)    1,645            1,686
New York State Dormitory Auth. Rev. (New York Univ.)                  6.375%         7/1/2007 (3)           25,355           25,987
New York State Dormitory Auth. Rev. (Second Hosp.)                     5.00%        2/15/2010 (4)            4,500            4,642
New York State Dormitory Auth. Rev. (Second Hosp.)                     5.10%        2/15/2011 (2)           10,040           10,355
New York State Dormitory Auth. Rev. (Second Hosp.)                     5.10%        2/15/2011 (4)            6,285            6,482
New York State Dormitory Auth. Rev. (State Univ.)                      5.80%        5/15/2005                5,400            5,772
New York State Dormitory Auth. Rev. (State Univ.)                      5.90%        5/15/2006                2,000            2,138
New York State Dormitory Auth. Rev. (State Univ.)                      6.00%         7/1/2004 (2)            4,000            4,276
New York State Dormitory Auth. Rev. (State Univ.)                      6.10%        5/15/2004 (Prere.)       2,000            2,179
New York State Dormitory Auth. Rev. (Univ. of Rochester)               5.75%         7/1/2014 (1)            9,725           10,093
New York State Dormitory Auth. Rev. (Univ. System)                     5.25%         7/1/2017 (1)           14,500           14,569
New York State Dormitory Auth. Rev.
    (Upstate Community Colleges)                                       5.25%         7/1/2010                3,920            4,151
New York State Dormitory Auth. Rev.
    (Upstate Community Colleges)                                       5.25%         7/1/2011                3,610            3,803
New York State Environmental Fac. Corp.
    (Clean Water & Drinking Revolving Funds)                           5.25%        6/15/2010                9,245            9,759
New York State Environmental Fac. Corp.
    (Clean Water & Drinking Revolving Funds)                           5.25%        6/15/2011                9,885           10,373
New York State Environmental Fac. Corp.
    (Clean Water & Drinking Revolving Funds)                           5.25%        6/15/2012                6,350            6,620
New York State Environmental Fac. Water PCR                            5.50%        6/15/2009 (1)           10,000           10,667
New York State GO                                                      6.00%        10/1/2004                4,195            4,502
New York State Local Govt. Assistance Corp.                            5.00%         4/1/2012 (3)            8,500            8,711
New York State Medical Care Fac. Finance Agency Rev.                  5.375%        2/15/2014 (4)            4,460            4,532
New York State Medical Care Fac. Finance Agency Rev.                   6.00%        8/15/2002 (1)            5,350            5,523
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      5.25%         4/1/2009 (3)            4,510            4,779
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      5.25%         4/1/2011 (2)            5,000            5,227
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      5.25%         4/1/2011 (3)           11,615           12,170
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      5.25%         4/1/2012 (3)            6,220            6,476
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      5.25%         4/1/2013 (3)            5,435            5,619
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      5.25%         4/1/2015 (2)           10,000           10,174
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      5.30%         4/1/2008 (1)            7,740            8,161
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      5.40%         4/1/2007 (1)            9,215            9,804
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      6.25%         4/1/2006 (3)           10,000           10,980
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      6.25%         4/1/2010 (4)           16,725           18,947

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
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
New York State Thruway Auth.
    (Highway & Bridge Trust Fund)                                      6.25%         4/1/2011 (4)          $ 3,000       $    3,402
New York State Thruway Auth. Rev. (Service Contract)                  5.375%         4/1/2009 (1)           16,500           17,588
New York State Thruway Auth. Rev. (Service Contract)                  5.375%         4/1/2012 (1)           16,520           17,321
New York State Thruway Auth. Rev. (Service Contract)                   5.75%         4/1/2004 (1)(Prere.)   14,000           15,075
New York State Urban Dev. Corp. Rev. (Correctional Fac.)               6.40%         1/1/2004                9,685           10,312
Onondaga County NY PCR (Anheuser-Busch Cos., Inc. Project)            6.625%         8/1/2006               10,000           11,092
Port Auth. of New York & New Jersey                                    5.50%        9/15/2008 (3)            5,810            6,139
Suffolk County NY Water Auth.                                          6.80%         6/1/2012 (ETM)         10,660           12,383
Triborough Bridge & Tunnel Auth. Rev. NY                               0.00%         1/1/2003               19,185           18,005
Triborough Bridge & Tunnel Auth. Rev. NY                               5.25%         1/1/2010 (4)           11,000           11,558
Triborough Bridge & Tunnel Auth. Rev. NY                               5.50%         1/1/2006 (4)            1,000            1,063
Triborough Bridge & Tunnel Auth. Rev. NY                               6.00%         1/1/2012               12,000           13,392
Triborough Bridge & Tunnel Auth. Rev. NY                               6.60%         1/1/2010               55,325           63,713
                                                                                                                         -----------
                                                                                                                          1,074,938
                                                                                                                         -----------
NORTH CAROLINA (0.2%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hospital)              5.25%        10/1/2019               10,000            9,202
Winston-Salem NC Water & Sewer System Rev.                             5.50%         6/1/2013                3,880            4,118
Winston-Salem NC Water & Sewer System Rev.                             5.50%         6/1/2014                3,210            3,379
                                                                                                                         -----------
                                                                                                                             16,699
                                                                                                                         -----------
OHIO (3.3%)
Cleveland OH Airport System Rev.                                       5.25%         1/1/2009 (4)            8,535            8,817
Cleveland OH Airport System Rev.                                       5.25%         1/1/2010 (4)            9,010            9,288
Cleveland OH Airport System Rev.                                       5.25%         1/1/2012 (4)            5,000            5,110
Cleveland OH Airport System Rev.                                       5.25%         1/1/2013 (4)            5,000            5,072
Cleveland OH GO                                                        5.50%         8/1/2008 (1)            6,295            6,761
Cleveland OH Water Works                                               5.25%         1/1/2009 (4)           10,110           10,657
Cleveland OH Water Works                                               5.25%         1/1/2010 (4)            7,000            7,343
Cleveland OH Water Works                                               5.25%         1/1/2011 (4)            5,745            5,986
Cleveland OH Water Works                                               5.25%         1/1/2012 (4)           10,695           11,078
Cleveland OH Water Works                                               6.00%         1/1/2003 (1)            2,105            2,188
Cleveland OH Water Works                                               6.00%         1/1/2004 (1)            6,855            7,245
Cleveland OH Water Works                                               6.00%         1/1/2005 (1)            4,545            4,865
Cleveland OH Water Works                                               6.00%         1/1/2006 (1)            2,100            2,270
Cleveland OH Water Works                                               6.25%         1/1/2005 (2)            4,910            5,099
Franklin County OH Hosp. Rev.                                          5.75%        5/15/2012 (2)            5,000            5,163
Hamilton County OH Hosp. Fac. Rev. VRDO
    (Health Alliance of Greater Cincinnati)                            4.25%         5/2/2001 (1)            4,000            4,000
Lorain County OH Hosp. Fac. Rev.
    (Catholic Healthcare Partners)                                    5.625%         9/1/2013 (1)            3,000            3,147
Montgomery County OH VRDO (Catholic Health Initiatives)                4.30%         5/2/2001                2,100            2,100
Ohio Air Quality Dev. Auth. PUT (Ohio Edison)                          4.85%         2/1/2003               10,000           10,021
Ohio Air Quality Dev. Auth. Rev.                                       5.10%         9/1/2001                5,700            5,702
Ohio Air Quality Dev. Auth. VRDO
    (Cincinnati Gas & Electric Co. Project)                            4.30%         5/2/2001 LOC              900              900
Ohio Air Quality Dev. Auth. VRDO
    (Cincinnati Gas & Electric Co. Project)                            4.40%         5/2/2001 LOC              300              300
Ohio Building Auth. (Adult Correctional Building)                      5.75%         4/1/2008                5,375            5,817
Ohio Building Auth. (Adult Correctional Building)                      5.75%         4/1/2009 (2)            5,485            5,903
Ohio Building Auth. (Adult Correctional Building)                      5.90%        10/1/2009 (1)            4,435            4,719
Ohio Building Auth. (Adult Correctional Building)                      6.00%        10/1/2007 (2)            3,710            4,082
Ohio Building Auth. (Data Center)                                      5.75%        10/1/2005                3,070            3,298
Ohio Building Auth. (Highway Safety Building)                         5.375%        10/1/2009 (2)            4,605            4,867

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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Ohio Building Auth. (Highway Safety Building)                          5.75%        10/1/2008 (2)          $ 5,055       $    5,471
Ohio Building Auth. (Highway Safety Building)                          6.00%         4/1/2007 (2)            4,640            5,074
Ohio Building Auth. (State Correctional Fac.)                          5.70%        10/1/2003                3,305            3,467
Ohio Building Auth. (State Correctional Fac.)                          5.70%        10/1/2004                2,725            2,897
Ohio Building Auth. (State Correctional Fac.)                          5.80%        10/1/2006                4,360            4,726
Ohio Building Auth. (State Correctional Fac.)                          5.90%        10/1/2007                2,500            2,738
Ohio Building Auth. (State Correctional Fac.)                          6.50%        10/1/2002                3,790            3,913
Ohio Building Auth. (State Correctional Fac.)                          6.50%        10/1/2002 (1)            5,350            5,579
Ohio Building Auth. (State Correctional Fac.)                          6.50%        10/1/2003                5,500            5,680
Ohio Building Auth. (State Correctional Fac.)                          6.50%        10/1/2003 (1)            5,710            6,092
Ohio Building Auth. (State Correctional Fac.)                          6.50%        10/1/2004                2,500            2,582
Ohio GO                                                               5.375%         2/1/2013                7,645            7,996
Ohio GO                                                               5.375%         2/1/2014                5,000            5,194
Ohio GO                                                               5.375%         2/1/2015                3,485            3,593
Ohio GO                                                               5.375%         2/1/2017                5,500            5,606
Ohio GO                                                               7.625%         8/1/2010                3,510            4,325
Ohio Higher Educ. Fac.                                                 5.90%        12/1/2005                8,175            8,426
Ohio Housing Finance Agency Mortgage Rev.                             5.025%         3/1/2021               18,740           18,919
Ohio Housing Finance Agency Mortgage Rev.                              5.45%         9/1/2031               27,005           27,836
Ohio Public Fac. Comm. Higher Educ. Fac.                               5.00%        12/1/2009                5,190            5,360
Ohio Public Fac. Comm. Higher Educ. Fac.                               5.25%         5/1/2010 (2)            5,950            6,254
Ohio Public Fac. Comm. Higher Educ. Fac.                               5.50%        12/1/2006                5,465            5,617
Ohio Turnpike Comm. Rev.                                               5.50%        2/15/2010 (1)            4,435            4,686
Ohio Water Dev. Auth.                                                  5.00%         6/1/2015 (1)            2,000            1,992
Ohio Water Dev. Auth.                                                  6.00%        12/1/2004 (2)(Prere.)    2,520            2,656
Univ. of Cincinnati OH GO TOB                                          5.50%         6/1/2013 (3)            2,700            2,856
Univ. of Cincinnati OH GO TOB                                          5.50%         6/1/2014 (3)            1,000            1,049
                                                                                                                         -----------
                                                                                                                            312,382
                                                                                                                         -----------
OKLAHOMA (1.6%)
Grand River Dam Auth. OK                                               5.70%         6/1/2005 (4)           20,000           21,378
Grand River Dam Auth. OK                                               5.75%         6/1/2006 (4)           19,350           20,875
Grand River Dam Auth. OK                                               6.25%         6/1/2011 (2)            7,600            8,609
Grand River Dam Auth. OK                                               8.00%         6/1/2002               21,000           22,039
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                    5.125%        8/15/2010                2,955            2,028
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                     5.20%        8/15/2011                3,000            2,057
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                    5.625%        8/15/2019               14,445            9,730
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                     5.75%        8/15/2013                2,000            1,370
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                     5.75%        8/15/2014                5,805            3,974
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                     5.75%        8/15/2015                2,000            1,370
Oklahoma Turnpike Auth.                                                5.50%         1/1/2009                6,000            6,486
Tulsa OK Ind. Dev. PUT (St. Francis Hosp.)                             5.15%       12/15/2003               13,715           13,963
Tulsa OK Metro. Util. Auth. Rev.                                       7.00%         2/1/2003                2,775            2,849
Tulsa OK Muni. Airport Transp. Rev. (American Airlines)                5.80%        12/1/2004               19,855           20,090
Tulsa OK Muni. Airport Transp. Rev. (American Airlines)                6.00%        12/1/2008               16,000           16,092
                                                                                                                         -----------
                                                                                                                            152,910
                                                                                                                         -----------
OREGON (0.8%)
Clackamas County OR Hosp. Fac. Auth. Rev.
    (Legacy Health System)                                             5.50%        2/15/2009                7,715            8,154
Clackamas County OR Hosp. Fac. Auth. Rev.
    (Legacy Health System)                                             5.50%        2/15/2010                9,955           10,515
Oregon Dept. of Administrative Services Lottery Rev.                   5.75%         4/1/2010 (4)            7,560            8,205
Oregon Dept. of Administrative Services Lottery Rev.                   5.75%         4/1/2011 (4)            8,715            9,392
Oregon Dept. of Administrative Services Lottery Rev.                   5.75%         4/1/2012 (4)            2,500            2,680

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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Oregon Dept. of Administrative Services Lottery Rev.                   5.75%         4/1/2013 (4)          $ 3,000       $    3,200
Port Auth. of Portland OR Airport Rev.
    (Portland International Airport)                                   5.00%         7/1/2013 (3)            2,520            2,511
Portland OR Sewer System Rev.                                          5.00%         6/1/2010 (3)           12,980           13,280
Portland OR Sewer System Rev.                                          5.00%         6/1/2012 (3)           13,580           13,721
Portland OR Sewer System Rev.                                          6.00%         6/1/2007 (3)            5,600            6,127
                                                                                                                         -----------
                                                                                                                             77,785
                                                                                                                         -----------
PENNSYLVANIA (5.8%)
Beaver County PA IDA PCR PUT (Ohio Edison Project)                     4.65%         6/1/2004               59,000           58,058
Delaware County PA IDA PCR PUT (PECO Energy Co. Project)               5.20%        10/1/2004                1,500            1,511
Delaware County PA IDA Resource Recovery Rev.
    (American Fuel)                                                    6.10%         1/1/2004                5,000            4,978
Delaware County PA IDA Resource Recovery Rev.
    (Browning Ferris)                                                  6.00%         1/1/2009                5,355            5,201
Delaware County PA IDA Resource Recovery Rev.
    (Browning Ferris)                                                  6.10%         1/1/2007                7,955            7,824
Delaware County PA IDA Resource Recovery Rev.
    (Browning Ferris)                                                  6.10%         7/1/2013                9,750            9,361
Geisinger Health System Auth. of Pennsylvania VRDO
    (Penn State Geisinger Health System)                               4.28%         5/2/2001                4,700            4,700
Montgomery County PA IDA PCR (PECO Energy)                             5.20%        10/1/2030               24,500           24,682
Pennsbury PA School Dist. GO                                           5.50%        8/15/2014 (3)            6,000            6,119
Pennsylvania Convention Center Auth.                                   6.25%         9/1/2004               12,525           12,928
Pennsylvania Convention Center Auth.                                   6.70%         9/1/2014 (1)            4,000            4,395
Pennsylvania Convention Center Auth.                                   6.70%         9/1/2016 (3)(ETM)       3,000            3,518
Pennsylvania COP                                                       4.80%         7/1/2001 (2)           20,000           20,049
Pennsylvania COP                                                       4.90%         7/1/2002 (2)           13,665           13,894
Pennsylvania COP                                                       5.00%         7/1/2003 (2)            4,555            4,679
Pennsylvania GO                                                        5.00%         6/1/2003 (1)            4,500            4,635
Pennsylvania GO                                                        5.00%        4/15/2005                7,565            7,828
Pennsylvania GO                                                        5.00%        4/15/2007                3,000            3,088
Pennsylvania GO                                                        5.00%        4/15/2008                2,525            2,592
Pennsylvania GO                                                        5.25%       10/15/2005               10,400           10,978
Pennsylvania GO                                                       5.375%        5/15/2013 (3)            3,515            3,639
Pennsylvania GO                                                        5.50%         5/1/2013 (3)            8,025            8,330
Pennsylvania GO                                                        5.90%       11/15/2001                1,500            1,522
Pennsylvania GO                                                        6.00%         7/1/2008                8,220            9,052
Pennsylvania Higher Educ. Assistance Agency
    Student Loan Rev. VRDO                                             4.25%         5/2/2001 LOC            4,000            4,000
Pennsylvania Higher Educ. Assistance Agency
    Student Loan Rev. VRDO                                             4.25%         5/2/2001 (2)LOC         7,400            7,400
Pennsylvania Higher Educ. Fac. Auth. Rev.
    (Allegheny/Delaware Valley)                                        5.00%       11/15/2003 (1)            7,380            7,596
Pennsylvania Higher Educ. Fac. Auth. Rev.
    (Allegheny/Delaware Valley)                                        5.00%       11/15/2004 (1)            9,295            9,611
Pennsylvania Higher Educ. Fac. Auth. Rev.
    (Allegheny/Delaware Valley)                                        5.00%       11/15/2005 (1)            7,690            7,964
Pennsylvania Higher Educ. Fac. Auth. Rev.
    (Allegheny/Delaware Valley)                                        5.00%       11/15/2006 (1)            3,250            3,364
Pennsylvania Higher Educ. Fac. Auth. Rev.
    (Univ. of Pittsburgh Medical Center)                               5.25%         8/1/2011 (4)           11,195           11,654
Pennsylvania Higher Educ. Fac. Auth. Rev.
    (Univ. of Pittsburgh Medical Center)                               5.25%         8/1/2012 (4)            2,750            2,836



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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educ. Fac. Auth. Rev.
    (Univ. of Pittsburgh Medical Center)                               5.25%         8/1/2013 (4)          $ 4,000       $    4,089
Pennsylvania Housing Finance Agency
    Single Family Mortgage Rev.                                        5.40%        10/1/2024                5,830            5,957
Pennsylvania Intergovernmental Cooperation Auth. Rev.                  5.25%        6/15/2010 (3)            9,700           10,163
Pennsylvania Intergovernmental Cooperation Auth. Rev.                  5.25%        6/15/2011 (3)           10,000           10,395
Pennsylvania Intergovernmental Cooperation Auth. Rev.                  5.25%        6/15/2012 (3)            6,660            6,877
Pennsylvania Intergovernmental Cooperation Auth. Rev.                  5.25%        6/15/2013 (3)            5,000            5,126
Pennsylvania Intergovernmental Cooperation Auth. Rev.                  5.45%        6/15/2008 (3)           18,095           18,808
Pennsylvania Intergovernmental Cooperation Auth. Rev.                  6.00%        6/15/2002 (3)           18,500           19,050
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.                     5.25%        12/1/2011 (2)           11,000           11,488
Philadelphia PA Airport Rev. (Philadelphia Airport Systems)            5.75%        6/15/2011 (3)            4,695            5,024
Philadelphia PA Gas Works Rev.                                         5.25%         7/1/2010 (4)           10,180           10,573
Philadelphia PA Gas Works Rev.                                         5.25%         7/1/2011 (4)            5,000            5,156
Philadelphia PA Gas Works Rev.                                         5.50%         7/1/2007 (4)            8,025            8,555
Philadelphia PA Gas Works Rev.                                         5.50%         7/1/2009 (4)           10,820           11,476
Philadelphia PA GO                                                    5.125%        5/15/2009 (3)            2,000            2,090
Philadelphia PA GO                                                    5.125%        5/15/2010 (3)           11,695           12,180
Philadelphia PA GO                                                    5.125%        5/15/2011 (3)           12,290           12,724
Philadelphia PA GO                                                    5.125%        5/15/2012 (3)            4,975            5,111
Philadelphia PA GO                                                    5.125%        5/15/2013 (3)            5,000            5,092
Philadelphia PA GO                                                     5.25%        3/15/2010 (4)            1,755            1,845
Philadelphia PA GO                                                     5.25%        3/15/2011 (4)            3,610            3,774
Philadelphia PA GO                                                     5.25%        3/15/2012 (4)            3,000            3,115
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
    VRDO (Children's Hosp. Project)                                    4.35%         5/2/2001                8,200            8,200
Philadelphia PA Muni. Lease Rev.                                       6.00%        7/15/2003                3,840            3,895
Philadelphia PA Parking Auth.                                          5.25%         9/1/2010 (2)            4,875            5,081
Philadelphia PA School Dist. GO                                        5.25%         4/1/2011 (1)            3,920            4,064
Philadelphia PA School Dist. GO                                        6.25%         9/1/2005 (2)            5,000            5,446
Philadelphia PA School Dist. GO                                        6.25%         9/1/2006 (2)            2,000            2,199
Philadelphia PA School Dist. GO                                        6.25%         9/1/2008 (2)            4,000            4,465
Philadelphia PA School Dist. GO                                        6.25%         9/1/2009 (2)            2,080            2,335
Philadelphia PA Water & Waste Water Rev.                               5.50%        6/15/2003 (3)            3,000            3,113
Philadelphia PA Water & Waste Water Rev.                               6.25%         8/1/2007 (1)            5,000            5,526
Pittsburgh PA GO                                                       5.20%         3/1/2010 (3)           17,000           17,436
Pittsburgh PA Water & Sewer Auth. Rev.                                 5.60%         9/1/2005 (3)(Prere.)    6,000            6,420
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
    Pooled Capital Asset Financial Program)                            4.22%         5/2/2001 (2)            1,900            1,900
Schuylkill PA Redev. Auth.                                             6.95%         6/1/2001 (3)(Prere.)    3,995            4,087
South Fork PA Hosp. Auth. Rev. VRDO
    (Conemaugh Valley Hosp.)                                           4.35%         5/2/2001 (1)            2,100            2,100
                                                                                                                         -----------
                                                                                                                            542,921
                                                                                                                         -----------
PUERTO RICO (0.6%)
Puerto Rico Electric Power Auth. Rev.                                  5.00%         7/1/2010 (1)            9,645           10,107
Puerto Rico Electric Power Auth. Rev.                                  5.00%         7/1/2011 (1)            5,000            5,201
Puerto Rico Electric Power Auth. Rev.                                  5.00%         7/1/2011 (4)            3,500            3,641
Puerto Rico Electric Power Auth. Rev.                                 5.125%         7/1/2013 (4)           11,955           12,357
Puerto Rico Electric Power Auth. Rev.                                  5.25%         7/1/2009 (1)            7,235            7,703
Puerto Rico Highway & Transp. Auth. Highway Rev.                       6.25%         7/1/2011 (1)            2,835            3,254
Puerto Rico Muni. Finance Agency                                       5.75%         8/1/2012 (4)            2,470            2,694
Puerto Rico Muni. Finance Agency                                      5.875%         8/1/2014 (4)            4,000            4,368
Puerto Rico Telephone Auth. Rev.                                       5.40%         1/1/2008                9,550           10,000
                                                                                                                         -----------
                                                                                                                             59,325
                                                                                                                         -----------
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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND (0.4%)
Rhode Island Consolidated Capital Dev. Loan GO                         6.00%         8/1/2005 (1)         $  3,000       $    3,243
Rhode Island Consolidated Capital Dev. Loan GO                         6.00%         8/1/2006 (1)            3,000            3,271
Rhode Island Depositors Econ. Protection Corp.                         6.55%         8/1/2010 (1)            8,385            9,572
Rhode Island Depositors Econ. Protection Corp.                         6.55%         8/1/2010 (1)(ETM)      18,465           21,052
                                                                                                                         -----------
                                                                                                                             37,138
                                                                                                                         -----------
SOUTH CAROLINA (0.7%)
Berkeley County SC Exempt Fac. Ind. Rev. VRDO
    (Amoco Chemical Co. Project)                                       4.55%         5/2/2001                  800              800
Piedmont SC Muni. Power Agency Rev.                                    5.40%         1/1/2007 (1)            1,800            1,903
Piedmont SC Muni. Power Agency Rev.                                    5.40%         1/1/2007 (1)(ETM)       1,400            1,490
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)             7.00%       12/15/2010               10,500           10,744
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)            7.125%       12/15/2015                7,000            6,990
South Carolina Transp. Infrastructure Bank Rev.                        5.00%        10/1/2010 (1)            8,000            8,277
South Carolina Transp. Infrastructure Bank Rev.                        5.75%        10/1/2011 (1)            6,925            7,528
South Carolina Transp. Infrastructure Bank Rev.                        5.75%        10/1/2012 (1)            6,245            6,752
South Carolina Transp. Infrastructure Bank Rev.                        5.75%        10/1/2013 (1)            9,020            9,705
South Carolina Transp. Infrastructure Bank Rev.                        5.75%        10/1/2014 (1)            8,495            9,087
                                                                                                                         -----------
                                                                                                                             63,276
                                                                                                                         -----------
SOUTH DAKOTA (0.1%)
South Dakota Building Auth. Lease Rev.                                 5.25%        12/1/2010 (2)            4,800            4,979
                                                                                                                         -----------


TENNESSEE (0.5%)
Knox County TN Health, Educ. & Housing Board Rev.                      5.40%         4/1/2011                3,465            3,413
Knox County TN Health, Educ. & Housing Board Rev.                      5.50%         4/1/2012                2,660            2,615
Knox County TN Health, Educ. & Housing Board Rev.                      5.50%         4/1/2013                4,495            4,369
Knox County TN Health, Educ. & Housing Board Rev.                     5.625%         4/1/2014                2,000            1,945
Knox County TN Health, Educ. & Housing Board Rev.                      5.75%         4/1/2019               13,000           12,372
Metro. Govt. of Nashville & Davidson County TN
    Water & Sewer Rev.                                                 7.70%         1/1/2012 (3)            5,000            6,191
Shelby County TN GO                                                   5.625%         4/1/2005 (Prere.)       1,245            1,336
Shelby County TN GO                                                   5.625%         4/1/2012                3,755            3,901
Shelby County TN Capital Appreciation GO                               0.00%        12/1/2011               10,000            5,929
                                                                                                                         -----------
                                                                                                                             42,071
                                                                                                                         -----------
TEXAS (12.9%)
Anderson County TX Rev. (Coffield Prison Farm Project)                 5.50%        3/15/2003 (2)(Prere.)   18,290           18,958
Austin TX Combined Util. System Rev.                                   5.20%       11/15/2003 (1)            3,360            3,486
Austin TX Combined Util. System Rev.                                   5.30%        5/15/2004 (1)            5,770            6,011
Austin TX Combined Util. System Rev.                                   5.60%        5/15/2005 (1)(Prere.)   25,000           26,632
Austin TX Combined Util. System Rev.                                   5.75%       11/15/2003 (4)            7,500            7,883
Austin TX Combined Util. System Rev.                                   6.00%       11/15/2006 (1)           27,265           29,640
Austin TX Combined Util. System Rev.                                   7.25%       11/15/2003 (ETM)            395              430
Austin TX Independent School Dist.                                     0.00%         8/1/2007                3,400            2,554
Austin TX Independent School Dist.                                     5.75%         8/1/2006 (Prere.)       3,470            3,762
Austin TX Independent School Dist.                                     5.75%         8/1/2012                1,530            1,597
Austin TX Util. System Rev. Capital Appreciation                       0.00%       11/15/2009 (2)            5,020            3,334
Austin TX Util. System Rev. Capital Appreciation                       0.00%       11/15/2010 (2)            5,000            3,136
Austin TX Util. System Rev. Capital Appreciation                       0.00%       11/15/2011               30,700           18,147
Birdville TX Independent School Dist.                                  5.75%        2/15/2003                4,095            4,243
Birdville TX Independent School Dist.                                  5.75%        2/15/2003 (ETM)            895              930
Brazos River Auth. TX PCR (Texas Utility Electric Co.)                 4.95%         4/1/2004               65,000           64,788
Brazos River Auth. TX (Reliant Energy Project)                         5.20%        12/1/2018               23,900           24,317
Carrollton TX Independent School Dist.                                 6.00%        2/15/2011                2,760            2,984
Carrollton TX Independent School Dist.                                 6.00%        2/15/2013                3,105            3,332

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                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Dallas TX Civic Center Refunding & Improvement                         4.60%        8/15/2009 (1)          $ 5,500       $    5,531
Dallas TX Civic Center Refunding & Improvement                         4.70%        8/15/2010 (1)           11,000           11,060
Dallas TX Civic Center Refunding & Improvement                         4.80%        8/15/2011 (1)           12,635           12,691
Dallas TX Civic Center Refunding & Improvement                         4.90%        8/15/2012 (1)           13,240           13,298
Dallas TX Independent School Dist.                                     5.30%        8/15/2005 (Prere.)       3,780            3,999
Dallas TX Independent School Dist.                                     5.30%        8/15/2008                1,220            1,268
Dallas TX Independent School Dist.                                     5.40%        8/15/2005 (Prere.)       7,890            8,379
Dallas TX Independent School Dist.                                     5.50%        8/15/2005 (Prere.)      18,300           19,505
Dallas TX Independent School Dist.                                     5.60%        8/15/2003 (Prere.)       2,220            2,322
Dallas TX Independent School Dist.                                     5.60%        8/15/2004                5,780            5,999
Dallas TX Independent School Dist.                                     5.70%        8/15/2003 (Prere.)       2,410            2,526
Dallas TX Waterworks & Sewer Rev.                                      7.75%         4/1/2003               16,200           17,414
Dallas-Fort Worth TX International Airport Fac.
    Improvement Corp. Rev. (American Airlines, Inc.)                   5.95%        11/1/2003               29,000           29,439
Dallas-Fort Worth TX International Airport Fac.
    Improvement Corp. Rev. (American Airlines, Inc.)                   6.05%        11/1/2005                6,250            6,390
Dallas-Fort Worth TX International Airport Fac.
    Improvement Corp. Rev. (American Airlines, Inc.)                   6.15%         5/1/2029               11,500           11,853
Grapevine-Colleyville TX Independent School Dist.                      8.25%        6/15/2008                3,000            3,684
Gulf Coast TX Waste Disposal Auth. PCR VRDO
    (Amoco Oil Co. Project)                                            4.55%         5/2/2001               11,000           11,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
    (Memorial Hosp.)                                                   6.00%         6/1/2010 (1)            1,500            1,640
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
    (Methodist Hosp. of Houston)                                       4.35%         5/2/2001               14,820           14,820
Harris County TX Health Fac. Dev. Corp. Rev.
    (Christus Health)                                                  5.25%         7/1/2004                9,000            9,189
Harris County TX Health Fac. Dev. Corp. Rev. VRDO
    (YMCA of the Greater Houston)                                      4.40%         5/2/2001 LOC            9,400            9,400
Harris County TX Toll Road                                             6.30%        8/15/2002 (3)(Prere.)    4,470            4,721
Harris County TX Toll Road                                             6.30%        8/15/2004 (3)              840              885
Houston TX Airport System Rev.                                         5.75%         7/1/2011 (4)            6,560            6,923
Houston TX Airport System Rev.                                        5.875%         7/1/2012                7,015            7,440
Houston TX Airport System Rev.                                        5.875%         7/1/2014                5,000            5,247
Houston TX Airport System Rev.                                         6.00%         7/1/2011 (3)            4,200            4,482
Houston TX Airport System Rev.                                         6.00%         7/1/2012 (3)            4,460            4,749
Houston TX GO                                                          5.00%         3/1/2004                6,265            6,393
Houston TX GO                                                          5.00%         3/1/2011                4,535            4,590
Houston TX GO                                                          5.10%         3/1/2006               12,200           12,396
Houston TX GO                                                          5.25%         3/1/2010                9,865           10,236
Houston TX GO                                                          5.25%         3/1/2011                6,000            6,178
Houston TX GO                                                          5.50%         3/1/2011 (4)           11,935           12,612
Houston TX GO                                                          5.75%         3/1/2012 (4)           12,555           13,453
Houston TX GO                                                          5.75%         3/1/2013 (4)            4,300            4,578
Houston TX GO                                                          7.00%         3/1/2008               48,405           54,914
Houston TX Hotel Occupancy Tax Rev.                                    5.25%         7/1/2007 (4)            6,585            6,995
Houston TX Hotel Occupancy Tax Rev. TOB                                0.00%         9/1/2017               13,760            5,445
Houston TX Hotel Occupancy Tax Rev. TOB                               5.375%         9/1/2012                4,460            4,634
Houston TX Hotel Occupancy Tax Rev. TOB                               5.375%         9/1/2012 (2)            9,995           10,384
Houston TX Hotel Occupancy Tax Rev. TOB                               5.375%         9/1/2013 (2)           10,545           10,852
Houston TX Hotel Occupancy Tax Rev. TOB                               5.375%         9/1/2014                6,190            6,335
Houston TX Hotel Occupancy Tax Rev. TOB                               5.375%         9/1/2015 (2)           10,750           10,915
Houston TX Hotel Occupancy Tax Rev. TOB                                5.50%         9/1/2010                9,155            9,724
Houston TX Hotel Occupancy Tax Rev. TOB                                5.75%         9/1/2013 (2)           13,840           14,749

                                      ----
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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                     COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
Houston TX Hotel Occupancy Tax Rev. TOB                                5.75%         9/1/2016 (2)         $  5,540       $    5,794
Houston TX Hotel Occupancy Tax Rev. TOB                                5.75%         9/1/2017 (2)            5,855            6,090
Houston TX Water & Sewer System Rev.                                   0.00%        12/1/2010 (2)            5,000            3,120
Houston TX Water & Sewer System Rev.                                  5.375%        12/1/2010 (4)            5,000            5,239
Houston TX Water & Sewer System Rev.                                   5.75%        12/1/2015 (1)            3,315            3,388
Houston TX Water & Sewer System Rev.                                   7.00%        12/1/2001 (2)            3,220            3,290
Houston TX Water & Sewer System Rev.                                   7.00%        12/1/2002 (2)            4,125            4,344
Houston TX Water & Sewer System Rev.                                   7.00%        12/1/2003 (2)            3,100            3,349
Lower Colorado River Auth. TX Rev.                                     5.00%         1/1/2012                2,520            2,596
Lower Colorado River Auth. TX Rev.                                     5.50%        5/15/2010                4,155            4,423
Lower Colorado River Auth. TX Rev.                                     5.75%        5/15/2011 (4)           11,200           12,049
Lower Colorado River Auth. TX Rev.                                     5.75%        5/15/2012 (4)           24,000           25,674
Lower Colorado River Auth. TX Rev.                                    5.875%        5/15/2014                5,000            5,341
Lower Colorado River Auth. TX Rev.                                     6.00%        5/15/2007 (4)           46,565           50,737
Lubbock TX Health Fac. Dev. Corp. Rev.
    (St. Joseph's Health System)                                       5.25%         7/1/2009                8,070            8,401
Lubbock TX Health Fac. Dev. Corp. Rev.
    (St. Joseph's Health System)                                       5.25%         7/1/2010                9,355            9,713
Matagorda County TX Navigation Dist. PCR PUT
    (Reliant Energy Inc.)                                              5.20%        11/1/2002                4,000            4,044
North Texas Health Fac. Dev.                                           5.75%        2/15/2010 (1)            4,115            4,392
San Antonio TX Electric & Gas Rev.                                     5.25%         2/1/2007 (Prere.)       1,335            1,423
San Antonio TX Electric & Gas Rev.                                     5.25%         2/1/2010               13,775           14,300
San Antonio TX Electric & Gas Rev.                                     5.25%         2/1/2012                8,500            8,715
San Antonio TX Electric & Gas Rev.                                     5.25%         2/1/2013                6,000            6,101
San Antonio TX Electric & Gas Rev.                                     5.50%         2/1/2002 (Prere.)       1,845            1,895
San Antonio TX Electric & Gas Rev.                                     5.50%         2/1/2004                1,425            1,456
San Antonio TX Electric & Gas Rev.                                     5.50%         2/1/2004 (ETM)          1,275            1,335
San Antonio TX Electric & Gas Rev.                                     5.60%         2/1/2007 (Prere.)         745              807
San Antonio TX Electric & Gas Rev.                                     5.75%         2/1/2012               20,440           21,798
San Antonio TX Electric & Gas Rev.                                     5.75%         2/1/2013               10,205           10,816
San Antonio TX Electric & Gas Rev.                                     5.75%         2/1/2014               12,100           12,736
San Antonio TX Electric & Gas Rev.                                     5.75%         2/1/2015                9,200            9,624
San Antonio TX Electric & Gas Rev.                                     5.80%         2/1/2006                6,120            6,546
San Antonio TX Electric & Gas Rev.                                     5.80%         2/1/2006 (ETM)          1,880            2,023
Tarrant County TX Health Resources                                     5.75%        2/15/2013 (1)++          7,670            7,877
Tarrant County TX Water Control & Improvement Dist.                    4.50%         3/1/2011 (3)            5,000            4,849
Texas GO                                                               8.00%        10/1/2007               50,000           60,529
Texas Muni. Power Agency Rev. Capital Appreciation                     0.00%         9/1/2012 (2)            5,175            2,898
Texas Muni. Power Agency Rev. Capital Appreciation                     0.00%         9/1/2014 (1)            5,665            2,791
Texas Public Finance Auth. Building Rev.                               6.75%         2/1/2002 (1)            5,000            5,043
Texas Public Finance Auth. Building Rev.                               6.80%         2/1/2003 (1)            5,000            5,043
Texas Public Finance Auth. GO TOB                                      5.50%        10/1/2012               13,455           14,254
Texas Public Finance Auth. GO TOB                                      5.50%        10/1/2013               19,175           20,152
Texas Public Finance Auth. Rev.                                        5.75%        10/1/2004 (Prere.)      13,625           14,519
Texas TRAN                                                             5.25%        8/31/2001              115,000          115,775
Texas Water Finance Assistance GO                                      5.25%         8/1/2010                6,565            6,829
Texas Water Finance Assistance GO                                      5.25%         8/1/2012                3,600            3,696
Tomball TX Hosp. Auth. Rev.                                            5.75%         7/1/2014                8,500            7,561
Tomball TX Hosp. Auth. Rev.                                            6.00%         7/1/2019                3,600            3,133
Univ. of Texas Permanent Univ. Fund Rev.                               6.60%         7/1/2001 (Prere.)         500              513
Univ. of Texas Refunding Finance System Rev.                           7.00%        8/15/2007               14,050           14,475
                                                                                                                         -----------
                                                                                                                          1,218,897
                                                                                                                         -----------

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
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                     MATURITY               AMOUNT           VALUE-
                                                                      COUPON             DATE                (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
UTAH (0.7%)
Intermountain Power Agency UT Power Supply Rev.                        5.25%         7/1/2009              $41,240       $   43,304
Intermountain Power Agency UT Power Supply Rev.                        6.00%         7/1/2012               17,000           17,532
Jordan UT School Dist.                                                 5.75%        6/15/2005                4,235            4,537
Salt Lake County UT Building Auth. Lease Rev.                          5.90%        10/1/2006 (1)            4,000            4,251
                                                                                                                         -----------
                                                                                                                             69,624
                                                                                                                         -----------
VIRGIN ISLANDS (0.1%)
Virgin Islands Public Finance Auth. Rev.                              6.375%        10/1/2019                5,865            6,225
                                                                                                                         -----------


VIRGINIA (0.6%)
Arlington County VA IDA Resource Recovery Rev.
    (Alexandria/Arlington Waste)                                      5.375%         1/1/2012 (4)            3,000            3,093
Chesapeake Bay Bridge & Tunnel VA                                      5.40%         7/1/2005 (3)            6,090            6,457
Virginia Beach VA Refunding & Public Improvement                       5.25%         8/1/2010                9,690           10,254
Virginia Beach VA Refunding & Public Improvement                       5.25%         8/1/2011                5,000            5,256
Virginia Beach VA Refunding & Public Improvement                       5.25%         8/1/2012                3,000            3,133
Virginia Beach VA Refunding & Public Improvement                       5.25%         8/1/2013                1,750            1,816
Virginia College VA Building Auth. Educ. Fac. Rev.                     5.75%         9/1/2011                4,085            4,444
Virginia College VA Building Auth. Educ. Fac. Rev.                     5.75%         9/1/2012                4,310            4,662
Virginia Housing Dev. Auth.                                            7.10%         1/1/2017                8,000            8,230
Virginia Public School Auth.                                           5.40%         6/1/2009                5,750            6,077
                                                                                                                         -----------
                                                                                                                             53,422
                                                                                                                         -----------
WASHINGTON (1.9%)
King County WA GO                                                      6.00%        12/1/2004                5,000            5,215
King County WA GO                                                      6.10%        12/1/2005                5,000            5,207
King County WA School Dist.                                            5.50%        12/1/2016 (3)            5,635            5,734
Seattle WA Power & Light Rev.                                          5.00%         7/1/2011                5,715            5,737
Seattle WA Power & Light Rev.                                          5.10%         5/1/2005               10,575           10,942
Seattle WA Water System Rev.                                           5.00%        12/1/2003                2,000            2,068
Seattle WA Water System Rev.                                           5.10%        12/1/2004                4,000            4,171
Snohomish County WA School Dist.                                       6.50%        12/1/2011                5,825            6,707
Spokane WA Regional Solid Waste Management System                      6.50%         1/1/2008                3,500            3,855
Spokane WA Regional Solid Waste Management System                      6.50%         1/1/2009                3,000            3,320
Tacoma WA Electric System Rev.                                         5.50%         1/1/2012 (2)            5,500            5,521
Tacoma WA Electric System Rev.                                         5.70%         1/1/2003 (2)            5,785            5,972
Tacoma WA Electric System Rev.                                         5.70%         1/1/2003 (2)(ETM)       1,060            1,098
Washington GO                                                          5.00%         1/1/2010                4,705            4,819
Washington GO                                                          5.00%         7/1/2011               12,870           13,046
Washington GO                                                          5.00%         1/1/2013                4,925            4,943
Washington GO                                                          5.50%         7/1/2002                5,000            5,123
Washington GO                                                          5.50%         7/1/2011                6,755            7,133
Washington GO                                                          5.60%         9/1/2004                5,000            5,279
Washington GO                                                          5.75%         5/1/2004 (Prere.)          85               90
Washington GO                                                          5.75%         9/1/2008                4,000            4,338
Washington GO                                                          6.00%         7/1/2003                5,200            5,451
Washington GO                                                          6.00%         7/1/2004                3,115            3,312
Washington GO                                                          6.10%         6/1/2006                9,495           10,323
Washington GO                                                          6.25%         9/1/2009               21,550           21,756
Washington GO                                                          6.25%         2/1/2011                6,680            7,474
Washington Health Care Fac. Auth. (Sisters of Providence)              6.00%        10/1/2002 (2)            5,105            5,274
Washington Health Care Fac. Auth. (Sisters of Providence)              6.00%        10/1/2003 (2)            5,270            5,537
Washington Health Care Fac. Auth. (Sisters of Providence)              6.00%        10/1/2004 (2)            5,515            5,868
Washington Health Care Fac. Auth. (Sisters of Providence)              6.00%        10/1/2005 (2)            4,830            5,189
                                                                                                                         -----------
                                                                                                                            180,502
                                                                                                                         -----------


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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                      MATURITY            AMOUNT          VALUE-
INTERMEDIATE-TERM TAX-EXEMPT FUND                                    COUPON               DATE             (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA (0.2%)
West Virginia Building Comm. Rev                                      5.25%          7/1/2008 (1)        $ 1,000      $    1,054
West Virginia GO                                                      5.25%          6/1/2016             10,000          10,109
West Virginia School Building Auth. Rev                               5.30%          7/1/2009 (2)          8,000           8,478
West Virginia School Building Auth. Rev                              5.625%          7/1/2002                655             673
                                                                                                                      ----------
                                                                                                                          20,314
                                                                                                                      ----------

WISCONSIN (0.9%)
Green Bay WI PCR (Procter & Gamble)                                   5.15%          5/1/2004              9,600           9,879
Wisconsin GO                                                          5.20%          5/1/2010              4,150           4,268
Wisconsin GO                                                          5.75%          5/1/2012             18,000          19,465
Wisconsin GO                                                          5.75%          5/1/2013             20,315          21,851
Wisconsin GO                                                          5.75%          5/1/2014             20,000          21,381
Wisconsin GO                                                          7.75%         11/1/2004             10,000          11,277
                                                                                                                      ----------
                                                                                                                          88,121
                                                                                                                      ----------

WYOMING (0.1%)
Lincoln County WY PCR VRDO (Exxon Project)                            4.35%          5/2/2001                 65              65
Platte County WY PCR (Basin Electric Power Corp.)                     4.60%          1/1/2002              2,430           2,450
Sublette County WY PCR VRDO (Exxon Project)                           4.35%          5/2/2001              3,300           3,300
                                                                                                                           5,815
                                                                                                                      ----------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $9,165,396)                                                                                                    9,448,112
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                     164,638
Liabilities                                                                                                             (197,726)
                                                                                                                         (33,088)
                                                                                                                      ----------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                     $9,415,024
                                                                                                                      ----------
================================================================================================================================

 -See Note A in Notes to Financial Statements.
++Securities with a value of $5,135,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 84.



                                     -----
                                       54

---------------------------------------------------------------------------------------------
                                                                                       AMOUNT
                                                                                        (000)
---------------------------------------------------------------------------------------------
AT APRIL 30, 2001, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------
Paid-in Capital                                                                    $9,168,329
Undistributed Net Investment Income
Overdistributed Net Realized Gains                                                    (35,567)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                               282,716
  Futures Contracts                                                                      (454)
---------------------------------------------------------------------------------------------
NET ASSETS                                                                         $9,415,024
=============================================================================================

Investor Shares--Net Assets
Applicable to 537,858,419 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                $7,125,855
---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                      $13.25
=============================================================================================

Admiral Shares--Net Assets
Applicable to 172,786,185 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                $2,289,169
---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                                       $13.25
=============================================================================================



                                     -----
                                       55

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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                    MATURITY                AMOUNT           VALUE-
INSURED LONG-TERM TAX-EXEMPT FUND                                     COUPON            DATE                 (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.4%)
-----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (2.5%)
Birmingham AL Medical Center (Special Care Medical Center)              7.25%       7/1/2015 (1)           $ 6,715       $    6,733
Jefferson County AL Sewer Rev.                                          5.50%       2/1/2040 (3)            45,000           44,568
Medical Clinic Board of Bessemer AL Rev.
  (Bessemer Carraway Hosp.)                                             7.25%       4/1/2015 (1)             5,000            5,063
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)              6.00%       3/1/2026 (2)             5,500            5,692
Mobile AL Water & Sewer Comm.                                           5.50%       1/1/2010 (3)             4,000            4,178
                                                                                                                         ----------
                                                                                                                             66,234
                                                                                                                         ----------
ALASKA (0.4%)
Anchorage AK Electric Rev.                                              8.00%      12/1/2009 (1)             2,565            3,184
Anchorage AK Electric Rev.                                              8.00%      12/1/2010 (1)             2,960            3,720
North Slope Borough AK Capital Appreciation GO                          0.00%      6/30/2010 (1)             4,000            2,544
                                                                                                                         ----------
                                                                                                                              9,448
                                                                                                                         ----------
ARIZONA (0.4%)
Maricopa County AZ Rev. (Samaritan Health Service)                      7.00%      12/1/2016 (1)             8,650           10,343
                                                                                                                         ----------

ARKANSAS (0.4%)
North Little Rock AR Electric Rev.                                      6.50%       7/1/2010 (1)             3,500            4,007
North Little Rock AR Electric Rev.                                      6.50%       7/1/2015 (1)             4,500            5,199
                                                                                                                         ----------
                                                                                                                              9,206
                                                                                                                         ----------
CALIFORNIA (4.6%)
California Health Fac. Finance Auth. (Adventist Health System)          6.75%       3/1/2011 (1)            12,000           12,274
California Health Fac. Finance Auth. (Pomona Valley Hosp.)              5.75%       7/1/2015                 8,205            8,675
Modesto CA Irrigation Dist. Finance Auth. Rev.
  (Woodland Project)                                                    6.50%      10/1/2022 (2)            20,225           23,338
MSR California Public Power Agency (San Juan Project)                  6.125%       7/1/2013 (2)             9,000           10,240
MSR California Public Power Agency (San Juan Project)                   6.75%       7/1/2020 (1)            13,000           15,338
Sacramento CA Muni. Util. Dist.                                         5.75%      8/15/2013 (1)            12,360           12,523
Sacramento CA Muni. Util. Dist.                                         6.50%       9/1/2013 (1)             8,895           10,426
Santa Clara CA Redev. Agency (Bayshore North Project)                   7.00%       7/1/2010 (2)             2,000            2,355
Santa Rosa CA Waste Water Rev.                                          6.00%       9/1/2015 (3)             5,000            5,611
South County CA Regional Waste Water Auth. (Gilroy)                     5.50%       8/1/2002 (3)(Prere.)     8,000            8,225
Ukiah CA Electric Rev.                                                  6.25%       6/1/2018 (1)             6,330            7,208
                                                                                                                         ----------
                                                                                                                            116,213
                                                                                                                         ----------
COLORADO (4.0%)
Colorado Health Fac. Auth. (Sisters of Charity Health System Inc.)      6.00%      5/15/2001 (1)             4,525            4,530
E-470 Public Highway Auth. CO Rev.                                      0.00%       9/1/2004 (1)            13,750           11,989
E-470 Public Highway Auth. CO Rev.                                      0.00%       9/1/2005 (1)            17,200           14,302
E-470 Public Highway Auth. CO Rev.                                      0.00%       9/1/2007 (1)            12,250            9,172
E-470 Public Highway Auth. CO Rev.                                      0.00%       9/1/2008 (1)            14,355           10,165
E-470 Public Highway Auth. CO Rev.                                      0.00%       9/1/2009 (1)            16,500           11,057
E-470 Public Highway Auth. CO Rev.                                      0.00%       9/1/2015 (1)             5,795            2,659
E-470 Public Highway Auth. CO Rev.                                      0.00%       9/1/2024 (1)            17,000            4,437
E-470 Public Highway Auth. CO Rev.                                      0.00%       9/1/2025 (1)             4,900            1,204
E-470 Public Highway Auth. CO Rev.                                      5.75%       9/1/2035 (1)             9,750           10,055
Northern Colorado Water Conservation Dist. Rev.                         6.50%      12/1/2012 (2)            20,575           23,005
                                                                                                                         ----------
                                                                                                                            102,575
                                                                                                                         ----------
DELAWARE (0.5%)
Delaware Health Fac. Auth. (Delaware Medical Center)                    7.00%      10/1/2015 (1)             6,000            6,622
Dover DE Electric Rev.                                                  5.75%       7/1/2015 (3)             5,225            5,360
Dover DE Electric Rev.                                                  6.10%       7/1/2011 (3)             2,000            2,109
                                                                                                                         ----------
                                                                                                                             14,091
                                                                                                                         ----------



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                    MATURITY                AMOUNT           VALUE-
                                                                      COUPON            DATE                 (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA (7.1%)
Broward County FL Airport System Rev.                                   5.25%      10/1/2010 (1)           $11,365       $   11,792
Coral Springs FL Improvement Dist. Water & Sewer GO                     6.00%       6/1/2010 (1)             3,000            3,252
Dade County FL IDA Exempt Fac. Rev. VRDO
  (Florida Power & Light Co.)                                           4.40%       5/2/2001                 3,300            3,300
Dade County FL Solid Waste System Rev.                                  6.00%      10/1/2007 (2)             8,700            9,557
Davie FL Water & Sewer Rev.                                            6.375%      10/1/2012 (2)             2,620            3,007
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)              4.40%       5/2/2001                 5,900            5,900
Orange & Orlando County FL Expressway Auth.                             8.25%       7/1/2013 (3)             9,695           12,760
Orange & Orlando County FL Expressway Auth.                             8.25%       7/1/2015 (3)             8,360           11,165
Orange & Orlando County FL Expressway Auth.                             8.25%       7/1/2016 (3)++          12,295           16,491
Orange County FL Health Fac. Auth.
  (Adventist for Sunbelt Group)                                         6.25%     11/15/2010 (2)             4,000            4,343
Palm Beach County FL Criminal Justice Fac. Rev.                         7.20%       6/1/2014 (3)            16,300           19,982
Palm Beach County FL Criminal Justice Fac. Rev.                         7.20%       6/1/2015 (3)             4,000            4,920
Sarasota County FL Public Hosp. Rev.
  (Sarasota Memorial Hosp.)                                             5.75%      10/1/2017 (1)            14,500           15,118
Seacoast FL Util. Auth. Water & Sewer Rev.                              5.50%       3/1/2019 (3)             2,000            2,088
St. Lucie County FL Util. System Rev.                                   6.00%      10/1/2020 (3)(ETM)        2,350            2,560
Tampa FL Util. Rev.                                                     6.75%      10/1/2010 (2)             9,330           10,950
Tampa FL Util. Rev.                                                     6.75%      10/1/2011 (2)             9,965           11,686
Tampa FL Util. Rev.                                                     6.75%      10/1/2012 (2)            10,635           12,544
The School Board of Miami-Dade County FL COP                            5.75%      10/1/2013 (4)             2,000            2,136
The School Board of Miami-Dade County FL COP                            5.75%      10/1/2014 (4)             1,755            1,863
The School Board of Miami-Dade County FL COP                            5.75%      10/1/2015 (4)             5,265            5,556
The School Board of Miami-Dade County FL COP                           5.875%      10/1/2016 (4)             3,150            3,340
The School Board of Miami-Dade County FL COP                            6.00%      10/1/2017 (4)             5,765            6,165
                                                                                                                         ----------
                                                                                                                            180,475
                                                                                                                         ----------
GEORGIA (4.0%)
Atlanta GA Water & Wastewater Rev.                                      5.50%      11/1/2015 (3)             8,500            8,971
Atlanta GA Water & Wastewater Rev.                                      5.50%      11/1/2016 (3)             7,000            7,359
Atlanta GA Water & Wastewater Rev.                                      5.50%      11/1/2017 (3)             8,000            8,382
Burke County GA Dev. Auth. PCR VRDO
  (Georgia Power Co. Plant Vogtle Project)                              4.40%       5/2/2001                 8,200            8,200
Burke County GA Dev. Auth. PCR VRDO
  (Oglethorpe Power Corp.)                                              4.40%       5/2/2001 (2)             5,350            5,350
Dalton County GA Dev. Auth. (Hamilton Health Care System)               5.50%      8/15/2026 (1)            12,000           12,213
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium Project)                                               5.50%       7/1/2020 (1)            24,740           24,833
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium Project)                                               5.70%       7/1/2013 (1)             5,000            5,260
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium Project)                                               5.75%       7/1/2014 (1)             5,000            5,243
George L. Smith Georgia World Congress Center Auth. Rev.
  (Domed Stadium Project)                                               5.75%       7/1/2015 (1)             3,680            3,832
Henry County GA School Dist. GO                                         6.45%       8/1/2011 (1)             4,000            4,521
Monroe County GA Dev. Auth. PCR VRDO
  (Oglethorpe Power Corp.)                                              4.40%       5/2/2001 (2)             2,000            2,000
Private Colleges & Univ. Auth. of Georgia
  (Mercer Univ. Project)                                                6.50%      11/1/2015 (1)             5,000            5,760
                                                                                                                         ----------
                                                                                                                            101,924
                                                                                                                         ----------
HAWAII (1.5%)
Hawaii Airport System Rev.                                              6.35%       7/1/2007 (1)             8,000            8,479
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)             5.65%      10/1/2027 (1)             9,750            9,827



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                    MATURITY                AMOUNT           VALUE-
INSURED LONG-TERM TAX-EXEMPT FUND                                     COUPON            DATE                 (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii GO                                                              5.875%       9/1/2018 (4)           $ 5,110       $    5,399
Hawaii Highway Rev.                                                     5.25%       7/1/2011                 1,150            1,187
Honolulu HI City & County GO                                            8.00%      10/1/2010                 8,695           10,972
Honolulu HI City & County GO                                            8.00%      10/1/2010 (ETM)           2,305            2,915
                                                                                                                         ----------
                                                                                                                             38,779
                                                                                                                         ----------
ILLINOIS (6.6%)
Chicago IL Board of Educ. GO                                            6.25%       1/1/2011 (1)             7,000            7,852
Chicago IL GO                                                           6.75%       1/1/2035 (3)(Prere.)    40,000           47,030
Chicago IL Neighborhoods Alive GO                                       5.75%       1/1/2040 (3)             6,250            6,370
Chicago IL Public Building Comm.                                        7.00%       1/1/2020 (1)(ETM)       21,500           25,787
City of Chicago IL GO Project & Refunding                               0.00%       1/1/2020 (1)             5,000            2,898
City of Chicago IL GO Project & Refunding                               0.00%       1/1/2022 (1)             5,000            2,886
City of Chicago IL GO Project & Refunding                               0.00%       1/1/2024 (1)             9,490            5,441
City of Chicago IL GO Project & Refunding                               0.00%       1/1/2025 (1)             5,000            2,862
City of Chicago IL GO Project & Refunding                               0.00%       1/1/2028 (1)            10,805            6,178
Cook County IL GO                                                       7.25%      11/1/2007 (1)             6,000            6,873
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)            7.40%      12/1/2024 (1)            14,000           15,758
Illinois Educ. Fac. Auth. VRDO (Alder Planetarium Project)              4.25%       5/2/2001 LOC             1,800            1,800
Illinois Health Fac. Auth. Rev. (Centegra Health System)                5.25%       9/1/2024 (2)             7,500            7,198
Illinois Regional Transit Auth. GO
  (Cook, DuPage, and Kane Counties)                                     7.20%      11/1/2020 (2)            24,000           29,281
                                                                                                                         ----------
                                                                                                                            168,214
                                                                                                                         ----------
INDIANA (0.6%)
Indiana Muni. Power Agency Rev.                                        6.125%       1/1/2013 (1)(ETM)       13,250           14,716
                                                                                                                         ----------

KANSAS (0.4%)
Kansas Health System Dev. Auth. (St. Luke Mission)                     5.375%     11/15/2016 (1)             9,300            9,383
                                                                                                                         ----------
KENTUCKY (3.8%)
Jefferson County KY Health System Rev. (Jewish Hosp.)                   5.75%       1/1/2026 (2)             3,000            3,048
Kentucky Dev. Finance Auth. Hosp. Fac. Rev.
  (St. Elizabeth's Medical Center)                                      6.00%      11/1/2010 (3)            23,885           24,187
Kentucky Property & Buildings (Project No. 69) TOB                      5.00%       8/1/2003 (4)             2,785            2,857
Kentucky Turnpike Auth. Econ. Dev. Rev.
  (Revitalization Project)                                              5.25%       7/1/2015 (4)             6,000            6,086
Louisville & Jefferson County KY Metro. Sewer Dist.                     5.75%      5/15/2033 (3)             2,335            2,409
Louisville & Jefferson County KY Metro. Sewer Dist.                     6.00%      5/15/2031 (3)            51,960           55,465
Louisville & Jefferson County KY Regional Airport Auth.
  Special Fac. Rev. VRDO (UPS Worldwide Forward)                        4.45%       5/2/2001                 1,900            1,900
                                                                                                                         ----------
                                                                                                                             95,952
                                                                                                                         ----------
LOUISIANA (1.6%)
East Baton Rouge Parish LA PCR VRDO (Exxon Project)                     4.25%       5/2/2001                 2,200            2,200
Jefferson Parish LA Sales Tax Rev.                                      6.75%      12/1/2006 (3)             5,865            6,146
New Orleans LA GO                                                       0.00%       9/1/2010 (2)             8,500            5,394
New Orleans LA GO                                                       0.00%       9/1/2011 (2)            10,475            6,268
New Orleans LA GO                                                       0.00%       9/1/2013 (2)             9,000            4,749
New Orleans LA GO                                                       6.00%       9/1/2001 (2)(Prere.)     7,750            7,822
Ouachita Parish LA Hosp. Service
  (Glenwood Medical Center)                                             5.70%      5/15/2016 (4)             4,900            5,065
Ouachita Parish LA Hosp. Service
  (Glenwood Medical Center)                                             5.75%      5/15/2021 (4)             2,950            3,015
                                                                                                                         ----------
                                                                                                                             40,659
                                                                                                                         ----------
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
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                                                                                                              FACE           MARKET
                                                                                    MATURITY                AMOUNT           VALUE-
                                                                      COUPON            DATE                 (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND (1.7%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Medlantic/Helix)                                                     5.25%      8/15/2038 (4)           $30,000       $   27,618
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                                    7.00%       7/1/2022 (3)            12,025           14,554
                                                                                                                         ----------
                                                                                                                             42,172
                                                                                                                         ----------
MASSACHUSETTS (5.0%)
Boston MA GO                                                            6.50%       7/1/2002 (2)(Prere.)     4,750            5,012
Massachusetts College Building Auth. Rev.                               0.00%       5/1/2017 (1)             7,460            3,150
Massachusetts Consolidated Loan GO                                      7.00%       7/1/2009 (3)            22,250           25,848
Massachusetts Dev. Finance Agency Rev.
  VRDO (Brooks School)                                                  4.20%       5/3/2001 (1)               700              700
Massachusetts GO                                                        5.75%      6/15/2014                10,000           10,653
Massachusetts Grant Anticipation Notes Rev.                             5.75%      6/15/2012                10,000           10,797
Massachusetts Grant Anticipation Notes Rev.                             5.75%      6/15/2013                10,000           10,733
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)           6.75%       7/1/2001 (3)(Prere.)     6,385            6,548
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston College)           6.75%       7/1/2011 (3)               210              215
Massachusetts Health & Educ. Fac. Auth. Rev. (Falmouth Hosp.)           5.50%       7/1/2008 (1)             1,425            1,484
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Harvard Pilgrim Health)                                              5.00%       7/1/2028 (4)            24,500           22,516
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic)             7.85%       7/1/2003 (1)             3,000            3,256
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Massachusetts General Hosp.)                                         6.25%       7/1/2012 (2)            19,150           21,502
Massachusetts Water Resource Auth. GO VRDO                              4.10%       5/2/2001 (3)             3,800            3,800
                                                                                                                         ----------
                                                                                                                            126,214
                                                                                                                         ----------
MICHIGAN (3.1%)
Detroit MI Sewer System Rev.                                            5.45%       7/1/2007 (3)             6,850            7,349
Detroit MI Sewer System Rev.                                            5.75%       7/1/2026 (3)             5,000            5,181
Detroit MI Sewer System Rev.                                            6.00%       7/1/2029 (3)            11,695           12,440
Michigan Strategic Fund (Detroit Edison)                                7.00%      7/15/2008 (1)            18,375           21,285
Monroe County MI Econ. Dev. Corp. (Detroit Edison)                      6.95%       9/1/2022 (3)            25,000           30,275
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)                4.40%       5/2/2001                 2,900            2,900
                                                                                                                         ----------
                                                                                                                             79,430
                                                                                                                         ----------
MINNESOTA (1.6%)
St. Cloud MN Health Care Rev.
  (St. Cloud Hosp. Obligation Group)                                    5.75%       5/1/2026 (4)            37,665           38,748
St. Cloud MN Health Care Rev.
  (St. Cloud Hosp. Obligation Group)                                   5.875%       5/1/2030 (4)             2,500            2,606
                                                                                                                         ----------
                                                                                                                             41,354
                                                                                                                         ----------
MISSOURI (0.3%)
Missouri Health & Educ. Fac. Auth. (Lester Cox Medical Center)          5.25%       6/1/2015 (1)             5,000            5,095
Missouri Health & Educ. Fac. Auth. VRDO (Washington Univ.)              4.35%       5/2/2001                 2,400            2,400
                                                                                                                         ----------
                                                                                                                              7,495
                                                                                                                         ----------
NEBRASKA (4.3%)
Nebraska Public Power Dist. Rev.                                        0.00%       1/1/2006 (1)            24,465           19,884
Nebraska Public Power Dist. Rev.                                        0.00%       1/1/2007 (1)            24,485           18,878
Nebraska Public Power Dist. Rev.                                        0.00%       1/1/2008 (1)            15,000           10,946
Nebraska Public Power Dist. Rev.                                        5.00%       1/1/2028 (1)            34,000           32,000
Nebraska Public Power Dist. Rev.                                        5.25%       1/1/2006 (1)            13,775           14,477
Nebraska Public Power Dist. Rev.                                        5.25%       1/1/2008 (1)             2,230            2,350
Nebraska Public Power Dist. Rev.                                        5.25%       1/1/2011 (1)            10,000           10,414
                                                                                                                         ----------
                                                                                                                            108,949
                                                                                                                         ----------
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
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                                                                                                              FACE           MARKET
                                                                                    MATURITY                AMOUNT           VALUE-
INSURED LONG-TERM TAX-EXEMPT FUND                                     COUPON            DATE                 (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
NEVADA (0.2%)
Clark County NV GO                                                      6.50%       6/1/2017 (2)           $ 5,000       $    5,756
                                                                                                                         ----------


NEW JERSEY (8.2%)
Atlantic County NJ Public Fac. COP                                      7.40%       3/1/2012 (3)             4,335            5,301
Hoboken-Union City-Weehawken NJ Sewerage Auth.                          6.25%       8/1/2014 (1)            10,185           11,652
Hoboken-Union City-Weehawken NJ Sewerage Auth.                          6.25%       8/1/2015 (1)            10,820           12,341
New Jersey Econ. Dev. Transp. Project
  (NJ Transit Corp. Light Rail Transit System Project)                 5.875%       5/1/2015 (4)            10,000           10,680
New Jersey Health Care Fac. Finance Auth. Rev.
  (Saint Barnabas Health Care)                                          5.25%       7/1/2015 (1)             5,750            5,862
New Jersey Health Care Fac. Finance Auth. Rev.
  (Saint Clares Riverside Medical Center)                               5.75%       7/1/2014 (1)             3,000            3,133
New Jersey Health Care Fac. Finance Auth. Rev.
  (Virtua Health)                                                       5.25%       7/1/2014 (4)            10,685           10,994
New Jersey Sports & Exposition Auth. Rev.                               6.50%       3/1/2013 (1)            18,795           21,569
New Jersey Transit Corp. Capital Grant Anticipation Notes               5.50%       2/1/2010 (2)            64,260           65,338
New Jersey Transit Corp. Capital Grant Anticipation Notes               5.50%       2/1/2011 (2)            22,315           22,663
New Jersey Turnpike Auth. Rev.                                          6.50%       1/1/2013 (1)            30,000           34,572
New Jersey Turnpike Auth. Rev.                                          6.50%       1/1/2016 (1)             5,000            5,791
                                                                                                                         ----------
                                                                                                                            209,896
                                                                                                                         ----------
NEW MEXICO (1.4%)
Albuquerque NM Hosp. System (Presbyterian Health)                      6.375%       8/1/2007 (1)             4,000            4,211
Farmington NM Util. System Rev.                                         5.75%      5/15/2013 (3)             1,500            1,537
Farmington NM Util. System Rev.                                         5.75%      5/15/2013 (3)(ETM)        1,500            1,542
New Mexico Highway Community Tax Rev.                                   5.00%      6/15/2009                 5,000            5,189
New Mexico Highway Community Tax Rev.                                   5.25%      6/15/2012                19,720           20,413
New Mexico Highway Community Tax Rev.                                   6.00%      6/15/2015                 3,000            3,243
                                                                                                                         ----------
                                                                                                                             36,135
                                                                                                                         ----------
NEW YORK (7.2%)
Long Island NY Power Auth. Electric System General Rev.                 0.00%       6/1/2009 (4)             7,200            5,012
Long Island NY Power Auth. Electric System General Rev.                 0.00%       6/1/2013 (4)            25,030           13,845
Metro. NY Transp. Auth. Rev. Commuter Fac.                              4.75%       7/1/2024 (1)             3,700            3,384
Metro. NY Transp. Auth. Rev. Commuter Fac.                              4.75%       7/1/2026 (3)            12,680           11,575
Metro. NY Transp. Auth. Rev. Commuter Fac.                              5.25%       7/1/2028 (4)             4,750            4,699
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax                    6.00%       4/1/2020 (1)            18,000           19,766
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                                             7.00%      6/15/2001 (2)(Prere.)       335              340
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                                             7.00%      6/15/2009 (2)             1,510            1,532
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                                        4.25%       5/2/2001 (3)             1,400            1,400
New York State Dormitory Auth. Rev. (St. John's Univ.)                  5.25%       7/1/2025 (1)             6,000            5,911
New York State Housing Finance Agency Auth. Rev.
  (Nursing Home & Health Care)                                          4.70%      11/1/2008 (1)             6,845            6,997
New York State Housing Finance Agency Auth. Rev.
  (Nursing Home & Health Care)                                          4.80%      11/1/2009 (1)            13,200           13,524
New York State Housing Finance Agency Auth. Rev.
  (Nursing Home & Health Care)                                          4.90%      11/1/2010 (1)             4,385            4,489
New York State Medical Care Fac. Finance Agency
  (Mental Health Services)                                              6.00%      8/15/2015 (1)               195              208
New York State Thruway Auth. Rev. (Service Contract)                    5.75%       4/1/2013 (2)             2,500            2,702
New York State Thruway Auth. Rev. (Service Contract)                    5.75%       4/1/2014 (2)             4,000            4,300
New York State Thruway Auth. Rev. (Service Contract)                    5.75%       4/1/2015 (2)             4,000            4,274



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
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                                                                                                              FACE           MARKET
                                                                                    MATURITY                AMOUNT           VALUE-
                                                                      COUPON            DATE                 (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
Port Auth. of New York & New Jersey Special Obligation Rev.
  (JFK International Airport)                                           5.75%      12/1/2022 (1)           $ 7,955       $    8,271
Suffolk County NY Water Auth.                                           5.75%       6/1/2013 (2)             7,345            7,549
Triborough Bridge & Tunnel Auth. Rev. NY                                4.75%       1/1/2024 (1)            27,500           25,010
Triborough Bridge & Tunnel Auth. Rev. NY                                5.50%       1/1/2030                 7,000            7,062
Triborough Bridge & Tunnel Auth. Rev. NY                                6.00%       1/1/2014                 4,500            4,537
Triborough Bridge & Tunnel Auth. Rev. NY                                6.00%       1/1/2015 (2)               260              266
Triborough Bridge & Tunnel Auth. Rev. NY (General Purpose Rev.)         5.00%       1/1/2024                 5,000            4,734
Triborough Bridge & Tunnel Auth. Rev. NY (General Purpose Rev.)         5.20%       1/1/2027                 9,250            8,976
Triborough Bridge & Tunnel Auth. Rev. NY (General Purpose Rev.)         5.25%       1/1/2028                12,325           12,047
                                                                                                                         ----------
                                                                                                                            182,410
                                                                                                                         ----------
NORTH CAROLINA (0.6%)
New Hanover County NC Hosp. Rev.
  (New Haven Regional Medical Center Project)                           5.00%      10/1/2028 (1)             1,500            1,388
North Carolina Medical Care Rev. (Wake County Hosp.)                    5.25%      10/1/2017 (1)            13,750           13,759
                                                                                                                         ----------
                                                                                                                             15,147
                                                                                                                         ----------
NORTH DAKOTA (0.4%)
Mercer County ND PCR (Basin Electric Power)                             6.05%       1/1/2019 (2)             9,500            9,929
                                                                                                                         ----------

OHIO (1.9%)
Cleveland OH School Dist. GO                                           5.875%      12/1/2011 (3)             4,720            4,969
Cleveland OH Water Works Rev.                                           6.25%       1/1/2002 (2)(Prere.)     2,405            2,501
Cleveland OH Water Works Rev.                                           6.25%       1/1/2015 (2)                95               98
Cuyahoga County OH Econ. Dev. Rev. VRDO
  (Cleveland Orchestra)                                                 4.35%       5/2/2001 LOC             2,800            2,800
Cuyahoga County OH Hosp. Refunding & Improvement
  (Univ. Hosp.)                                                        5.625%      1/15/2021 (1)            11,480           11,623
Franklin County OH Convention Center Rev.                               0.00%      12/1/2006 (1)             4,355            3,409
Greater Cleveland OH Regional Transp. Auth. GO                          5.65%      12/1/2006 (3)(Prere.)     5,000            5,454
Ohio Air Quality Dev. Auth. VRDO
  (Cincinnati Gas & Electric Co. Project)                               4.40%       5/2/2001 LOC             2,100            2,100
Ohio Air Quality Dev. Auth. VRDO (Timken Co.)                           4.30%       5/2/2001 LOC               300              300
Ohio GO                                                                7.625%       8/1/2009                 4,345            5,289
Ohio State Univ. VRDO                                                   4.00%       5/2/2001                 2,900            2,900
Toledo OH City Services Special Assessment VRDO                         4.30%       5/3/2001 LOC             6,500            6,500
                                                                                                                         ----------
                                                                                                                             47,943
                                                                                                                         ----------
OREGON (1.4%)
Oregon Health, Housing, Educ. & Culture Fac.
  (Lewis & Clark College)                                               6.00%      10/1/2013 (1)             2,250            2,407
Oregon State Dept. of Administrative Services COP                       6.00%       5/1/2013 (2)             6,190            6,811
Oregon State Dept. of Administrative Services COP                       6.00%       5/1/2014 (2)             6,565            7,352
Oregon State Dept. of Administrative Services COP                       6.00%       5/1/2016 (2)             3,175            3,556
Portland OR Sewer System Rev.                                           5.50%       6/1/2017 (1)            14,250           14,444
                                                                                                                         ----------
                                                                                                                             34,570
                                                                                                                         ----------
PENNSYLVANIA (5.3%)
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)                                    5.75%       1/1/2013 (1)             4,000            4,266
Armstrong County PA Hosp. Auth. Rev.                                    6.25%       6/1/2013 (2)            18,400           19,174
Berks County PA IDA VRDO (Lutheran Health Care)                         4.25%       5/2/2001 (2)             4,300            4,300
Dauphin County PA General Auth. Health System Rev.
  (Pinnacle Health)                                                     5.50%      8/15/2028 (1)             9,415            9,567
Geisinger Health System Auth. of Pennsylvania VRDO
  (Penn State Geisinger Health System)                                  4.28%       5/2/2001                 5,100            5,100



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
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                                                                                                              FACE           MARKET
                                                                                    MATURITY                AMOUNT           VALUE-
INSURED LONG-TERM TAX-EXEMPT FUND                                     COUPON            DATE                 (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Auth. Rev.                               6.00%       9/1/2019 (3)(ETM)      $10,000       $   10,950
Pennsylvania Convention Center Auth. Rev.                               6.70%       9/1/2016 (3)(ETM)        9,970           11,690
Pennsylvania Higher Educ. Fac. Health Services Rev.
  (Allegheny/Delaware Valley)                                          5.875%     11/15/2016 (1)            20,000           20,732
Pennsylvania Turnpike Comm. Rev.                                        6.00%       6/1/2015 (1)             1,000            1,021
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
  (Children's Hosp. Project)                                            4.35%       5/2/2001                 3,100            3,100
Philadelphia PA Water & Waste Water Rev.                                7.00%      6/15/2010 (3)            15,000           17,645
Philadelphia PA Water & Waste Water Rev.                                7.00%      6/15/2011 (3)            16,500           19,529
Pittsburgh PA Water & Sewer System Rev.                                 7.25%       9/1/2014 (3)(ETM)        5,000            6,002
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program)                               4.22%       5/2/2001 (2)             3,200            3,200
                                                                                                                         ----------
                                                                                                                            136,276
                                                                                                                         ----------
SOUTH CAROLINA (0.5%)
South Carolina Public Service Auth. Rev.                                6.25%       1/1/2022 (2)            13,000           13,813
                                                                                                                         ----------

SOUTH DAKOTA (0.5%)
South Dakota Health & Educ. Fac. Auth. Rev.
  (McKennan Hosp.)                                                     7.625%       1/1/2008 (1)(Prere.)    10,065           11,867
                                                                                                                         ----------

TENNESSEE (2.1%)
Johnson City TN Health & Educ. Rev.
  (Johnson City Medical Center)                                         5.25%       7/1/2028 (1)            12,650           12,611
Nashville & Davidson County TN GO                                       5.50%     10/15/2014 (3)            16,950           17,817
Nashville & Davidson County TN Health & Educ. Fac.
  (Meharry Medical College)                                             6.00%      12/1/2012 (2)             3,405            3,762
Shelby County TN GO                                                     5.25%       4/1/2015                12,750           12,931
Tennessee Health, Educ. & Housing Fac.
  (Methodist Health System)                                             5.50%       8/1/2012 (1)             2,500            2,584
Tennessee Housing Dev. Agency                                          7.125%       7/1/2017 (1)             2,640            2,684
                                                                                                                         ----------
                                                                                                                             52,389
                                                                                                                         ----------
TEXAS (10.1%)
Austin TX Combined Util. System Rev.                                    5.75%     11/15/2016 (2)            10,000           10,085
Gulf Coast TX Waste Disposal Auth. PCR VRDO
  (Amoco Oil Co. Project)                                               4.55%       5/2/2001                20,900           20,900
Harris County TX GO                                                     0.00%      10/1/2015 (1)            17,545            8,046
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
  (Methodist Hosp. of Houston)                                          4.35%       5/2/2001                 7,500            7,500
Harris County TX Hosp. Dist. Rev.                                       6.00%      2/15/2013 (1)            12,910           13,919
Harris County TX Toll Road VRDO                                         4.00%       5/2/2001                 1,300            1,300
Houston TX Convention & Entertainment Fac. Rev. TOB                     0.00%       9/1/2015 (2)             6,555            2,958
Houston TX Convention & Entertainment Fac. Rev. TOB                     0.00%       9/1/2016 (2)            17,950            7,587
Houston TX Convention & Entertainment Fac. Rev. TOB                     0.00%       9/1/2020 (2)            16,695            5,425
Houston TX Water & Sewer System Rev.                                   5.375%      12/1/2027 (3)            37,000           36,280
Houston TX Water Conveyance System                                      6.25%     12/15/2012 (2)             8,340            9,344
Houston TX Water Conveyance System                                      6.80%     12/15/2010 (2)             5,490            6,344
Houston TX Water Conveyance System                                      6.80%     12/15/2011 (2)             8,910           10,331
Lower Colorado River Auth. TX Rev.                                     5.625%       1/1/2015 (4)(Prere.)     3,055            3,267
Lower Colorado River Auth. TX Rev.                                      5.75%      5/15/2012 (4)             9,050            9,681
Lower Colorado River Auth. TX Rev.                                      6.00%      5/15/2013 (4)            12,500           13,567
Northeast Texas Hosp. Auth. (Northeast Medical Center)                 5.625%      5/15/2017 (4)             7,425            7,542
Northeast Texas Hosp. Auth. (Northeast Medical Center)                 5.625%      5/15/2022 (4)             7,110            7,167
Northeast Texas Hosp. Auth. (Northeast Medical Center)                  6.00%      5/15/2009 (4)             3,945            4,304
Northeast Texas Hosp. Auth. (Northeast Medical Center)                  6.00%      5/15/2010 (4)             2,000            2,187



                                     -----
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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE           MARKET
                                                                                    MATURITY                AMOUNT           VALUE-
                                                                      COUPON            DATE                 (000)            (000)
-----------------------------------------------------------------------------------------------------------------------------------
San Antonio TX Electric & Gas System Rev.                               0.00%       2/1/2007 (3)           $15,000       $   11,612
Texas Muni. Power Agency Rev.                                           0.00%       9/1/2014 (1)            35,000           17,242
Texas Muni. Power Agency Rev.                                           0.00%       9/1/2015 (1)            17,000            7,832
Texas Muni. Power Agency Rev.                                           0.00%       9/1/2016 (1)            13,650            5,895
Texas Muni. Power Agency Rev.                                           0.00%       9/1/2017 (1)            15,000            6,066
Texas Turnpike Auth. Dallas Northway Rev.
  (President George Bush Turnpike)                                      0.00%       1/1/2010 (2)             6,000            3,927
Texas Water Dev. Board Rev.                                             5.50%      7/15/2021                 9,825            9,876
Texas Water Financial Assistance GO                                     5.50%       8/1/2024                 7,850            7,880
                                                                                                                         ----------
                                                                                                                            258,064
                                                                                                                         ----------
UTAH (0.9%)
Intermountain Power Agency UT Power Supply Rev.                         5.75%       7/1/2019 (1)            23,000           23,708
                                                                                                                         ----------

VIRGINIA (1.5%)
Henry County VA Public Service Auth.                                    6.25%     11/15/2019 (3)             1,500            1,525
Virginia Commonwealth Transp. Board Federal Highway Rev.                5.50%      10/1/2010                35,000           37,773
                                                                                                                         ----------
                                                                                                                             39,298
                                                                                                                         ----------
WASHINGTON (1.3%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)         0.00%       6/1/2009 (1)            10,950            7,374
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)         0.00%       6/1/2015 (1)            12,585            5,804
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)         0.00%       6/1/2017 (1)            11,000            4,447
Snohomish County WA Mukilteo School Dist.                               5.65%      12/1/2010 (3)             3,950            4,262
Snohomish County WA Mukilteo School Dist.                               5.70%      12/1/2011 (3)             5,000            5,452
Washington Motor Vehicle Fuel Tax Rev.                                  5.75%       7/1/2018 (3)             6,790            6,966
                                                                                                                         ----------
                                                                                                                             34,305
                                                                                                                         ----------
WEST VIRGINIA (1.0%)
West Virginia Hosp. Finance Auth. Rev.
  (Charleston Medical Center)                                           5.75%       9/1/2013 (1)             8,000            8,393
West Virginia State Building Comm. Rev.
  (Jail & Correctional Fac.)                                            7.00%       7/1/2011 (1)             7,325            8,740
West Virginia State Building Comm. Rev.
  (Jail & Correctional Fac.)                                            7.00%       7/1/2012 (1)             7,840            9,415
                                                                                                                         ----------
                                                                                                                             26,548
                                                                                                                         ----------
WISCONSIN (0.2%)
Wisconsin Health & Educ. Fac. Auth. Rev.
  (St. Luke's Medical Center)                                           7.10%      8/15/2001 (1)             4,000            4,123
                                                                                                                         ----------

WYOMING (0.3%)
Lincoln County WY PCR VRDO (Exxon Project)                              4.35%       5/2/2001                 7,700            7,700
                                                                                                                         ----------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $2,388,214)                                                                                                       2,533,703
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                         41,997
Liabilities                                                                                                                 (27,837)
                                                                                                                         ----------
                                                                                                                             14,160
                                                                                                                         ----------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                        $2,547,863
===================================================================================================================================

 -See Note A in Notes to Financial Statements.
++Securities with a value of $6,707,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 84.



                                     -----
                                       63
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
-------------------------------------------------------------------------------------------
                                                                                     AMOUNT
INSURED LONG-TERM TAX-EXEMPT FUND                                                     (000)
-------------------------------------------------------------------------------------------
AT APRIL 30, 2001, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------
Paid-in Capital                                                                  $2,408,203
Undistributed Net Investment Income                                                      --
Overdistributed Net Realized Gains                                                   (8,144)
Unrealized Appreciation--Note F
  Investment Securities                                                             145,489
  Futures Contracts                                                                   2,315
-------------------------------------------------------------------------------------------
NET ASSETS                                                                       $2,547,863
===========================================================================================

Investor Shares--Net Assets
Applicable to 162,445,981 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)              $2,012,153
===========================================================================================
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                    $12.39
===========================================================================================

Admiral Shares--Net Assets
Applicable to 43,249,255 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                $535,710
===========================================================================================
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                                     $12.39
===========================================================================================



                                     -----
                                       64
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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FACE        MARKET
                                                                                       MATURITY                AMOUNT        VALUE-
LONG-TERM TAX-EXEMPT FUND                                                  COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.7%)
-----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.3%)
Birmingham AL Airport Auth.                                                5.375%      7/1/2020 (2)           $ 6,585    $    6,495
                                                                                                                         ----------

ALASKA (0.5%)
Valdez AK Marine Terminal Rev. VRDO
  (Exxon Pipeline Co. Project)                                              4.35%      5/2/2001                 9,390         9,390
                                                                                                                         ----------

ARIZONA (0.5%)
Scottsdale AZ IDA (Memorial Hosp.)                                          6.00%      9/1/2012 (2)             4,000         4,337
Scottsdale AZ IDA (Memorial Hosp.)                                         6.125%      9/1/2017 (2)             4,700         5,039
                                                                                                                         ----------
                                                                                                                              9,376
                                                                                                                         ----------
CALIFORNIA (7.2%)
Anaheim CA Public Finance Auth.                                             6.00%      9/1/2013 (4)             7,000         7,893
Anaheim CA Public Finance Auth.                                             6.00%      9/1/2014 (4)             2,500         2,811
California Dept. of Veteran Affairs Rev.                                    5.45%     12/1/2019 (2)             6,855         7,011
California GO                                                               6.25%      9/1/2012                 5,000         5,656
California Health Fac. (Cedars-Sinai Medical Center)                        6.25%     12/1/2034                 5,000         5,220
California Public Works Board Lease Rev.
  (Community College Project)                                              5.625%      3/1/2016 (2)            11,370        11,756
California Statewide Community Dev. Auth.
  (Catholic Healthcare West)                                                6.50%      7/1/2020                12,000        12,204
California Statewide Community Dev. Auth. PUT
  (Irvine Apartments)                                                       5.10%     5/17/2010                10,000         9,928
Fresno CA Sewer Rev.                                                        6.25%      9/1/2010 (2)             6,395         7,277
Los Angeles CA Water & Power Rev.                                           5.25%      7/1/2015                 5,140         5,225
Los Angeles County CA Public Works Rev.                                     5.50%     10/1/2011                 5,000         5,302
Los Angeles County CA Public Works Rev.                                     5.50%     10/1/2012                 6,750         7,111
San Bernardino CA Medical Center COP                                        5.50%      8/1/2024 (1)            11,295        11,391
San Bernardino County CA COP (Capital Fac. Project)                        6.875%      8/1/2024 (ETM)          18,000        21,831
San Diego CA Unified School Dist. GO                                        0.00%      7/1/2012 (3)             5,420         3,119
San Diego CA Unified School Dist. GO                                        0.00%      7/1/2013 (3)             7,160         3,875
Southern California Public Power Auth.
  (Transmission Project)                                                    0.00%      7/1/2014                 8,500         4,290
                                                                                                                         ----------
                                                                                                                            131,900
                                                                                                                         ----------
COLORADO (2.5%)
Colorado Dept. of Transp.                                                   5.50%     6/15/2016                 6,000         6,226
Colorado Dept. of Transp.                                                   6.00%     6/15/2012 (2)            20,000        22,038
Denver CO City & County Airport Rev.                                        6.00%    11/15/2013                 7,090         7,617
E-470 Public Highway Auth. CO Rev.                                          0.00%      9/1/2013 (1)            10,000         5,239
E-470 Public Highway Auth. CO Rev.                                          0.00%      9/1/2016 (1)            10,185         4,382
                                                                                                                         ----------
                                                                                                                             45,502
                                                                                                                         ----------
CONNECTICUT (0.2%)
Connecticut Dev. Auth. PCR
  (Connecticut Power & Light)                                               5.95%      9/1/2028                 3,700         3,598
                                                                                                                         ----------

DISTRICT OF COLUMBIA (1.4%)
Dist. of Columbia GO                                                        0.00%      6/1/2012 (1)            19,000        10,755
Dist. of Columbia GO                                                        5.40%      6/1/2012 (2)             5,000         5,189
Dist. of Columbia GO                                                        6.00%      6/1/2011 (1)             8,990         9,973
Dist. of Columbia GO                                                        6.75%      6/1/2005 (1)                40            41
                                                                                                                         ----------
                                                                                                                             25,958
                                                                                                                         ----------



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FACE        MARKET
                                                                                       MATURITY                AMOUNT        VALUE-
LONG-TERM TAX-EXEMPT FUND                                                  COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA (3.7%)
Dade County FL IDA Exempt Fac. Rev. VRDO
  (Florida Power & Light Co.)                                               4.40%      5/2/2001               $ 2,000    $    2,000
Florida Muni. Power Agency VRDO (Stanton Project)                           4.25%      5/2/2001 (1)             7,005         7,005
Florida Turnpike Auth. Rev.                                                 5.00%      7/1/2019 (3)            10,320        10,043
Gulf Breeze FL Local Govt. Loan Program VRDO                                4.20%      5/3/2001 (3)            10,100        10,100
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)                  4.40%      5/2/2001                 5,600         5,600
Orange County FL School Dist. COP                                          5.375%      8/1/2017 (1)             5,000         5,055
Sunrise FL Util. System Rev.                                                5.50%     10/1/2018 (2)            12,000        12,578
Tallahassee FL Health Fac. Rev.
  (Tallahassee Memorial Healthcare, Inc. Project)                          6.375%     12/1/2030                10,000        10,255
Tampa Bay FL Water Util. System Rev.                                        5.00%     10/1/2021 (3)             5,490         5,225
                                                                                                                         ----------
                                                                                                                             67,861
                                                                                                                         ----------
GEORGIA (6.2%)
Atlanta GA Airport Rev.                                                    5.875%      1/1/2015 (3)             7,750         8,340
Atlanta GA Airport Rev.                                                    5.875%      1/1/2017 (3)             7,500         7,994
Atlanta GA Airport Rev.                                                     6.25%      1/1/2013 (3)             8,000         8,748
Atlanta GA Water & Waste Water Rev.                                         5.50%     11/1/2022 (3)            10,000        10,346
Burke County GA Dev. Auth. PCR VRDO
  (Georgia Power Co. Plant Vogtle Project)                                  4.40%      5/2/2001                 5,235         5,235
Burke County GA Dev. Auth. PCR VRDO
  (Oglethorpe Power Corp.)                                                  4.40%      5/2/2001 (2)             3,800         3,800
College Park GA IDA GO (Civic Center)                                       7.00%      9/1/2010                11,500        13,268
Dekalb County GA Water & Sewer Rev.                                        5.125%     10/1/2031                10,000         9,591
Fulton County GA COP                                                        6.00%     11/1/2015                 4,815         5,252
Metro. Atlanta GA Rapid Transit Auth. Rev.                                  6.25%      7/1/2018                12,170        13,687
Monroe County GA Dev. Auth. PCR VRDO
  (Georgia Power Co.)                                                       4.60%      5/2/2001                 7,000         7,000
Monroe County GA Dev. Auth. PCR VRDO
  (Oglethorpe Power Corp.)                                                  4.40%      5/2/2001 (2)            19,315        19,315
                                                                                                                         ----------
                                                                                                                            112,576
                                                                                                                         ----------
HAWAII (0.8%)
Hawaii GO                                                                  5.875%     10/1/2015 (1)             2,860         3,057
Hawaii GO                                                                  5.875%     10/1/2016 (1)             3,220         3,424
Honolulu HI GO                                                             5.125%      7/1/2012 (3)             4,000         4,100
Honolulu HI GO                                                             5.125%      7/1/2013 (3)             4,580         4,654
                                                                                                                         ----------
                                                                                                                             15,235
                                                                                                                         ----------
ILLINOIS (7.0%)
Chicago IL Board of Educ.                                                   0.00%     12/1/2013 (2)             5,000         2,576
Chicago IL Board of Educ.                                                   0.00%     12/1/2014 (2)             5,000         2,415
Chicago IL Board of Educ.                                                   0.00%     12/1/2016 (2)             8,545         3,613
Chicago IL Metro. Water Capital Improvement Rev.                            7.00%      1/1/2011                20,000        23,574
Chicago IL Neighborhoods Alive GO                                           5.75%      1/1/2040 (3)            16,690        17,010
Chicago IL O'Hare International Airport Special Fac. Rev.                  6.375%      5/1/2013                15,000        14,945
Chicago IL Public Building Comm.                                            7.00%      1/1/2020 (1)(ETM)        6,000         7,196
Chicago IL Skyway Toll Bridge Rev.                                          5.50%      1/1/2031 (2)             8,750         8,724
Chicago IL Water Rev. VRDO                                                  4.25%      5/2/2001 LOC             1,900         1,900
Illinois Dev. Finance Auth. (Adventist Health System)                       5.50%    11/15/2029                 3,305         2,913
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)                7.40%     12/1/2024 (1)             8,150         9,173
Illinois Health Fac. Auth. Rev. VRDO
  (Univ. of Chicago Hosp. and Health Systems)                               4.40%      5/2/2001 (1)             4,995         4,995
Illinois Metro. Pier & Exposition Auth. Rev.                                0.00%    12/15/2014 (1)            16,100         7,800
Illinois Metro. Pier & Exposition Auth. Rev.                                6.75%      6/1/2010 (1)             6,000         6,853
Illinois Sales Tax Rev.                                                    6.125%    6/15/2013                  4,500         4,961



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\

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FACE        MARKET
                                                                                       MATURITY                AMOUNT        VALUE-
                                                                           COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
Univ. of Illinois Rev.                                                      0.00%      4/1/2012 (1)           $ 5,795    $    3,312
Will County IL Community School Dist.                                       0.00%     11/1/2013 (4)            10,000         5,200
                                                                                                                         ----------
                                                                                                                            127,160
                                                                                                                         ----------
INDIANA (1.1%)
Indiana Office Building Comm. Rev. (Capitol Complex)                        6.90%      7/1/2011                16,875        19,419
                                                                                                                         ----------

KENTUCKY (2.4%)
Kentucky Property & Buildings Comm. Rev. (Project No. 68)                   5.75%     10/1/2014                 6,405         6,826
Kentucky Property & Buildings Comm. Rev. (Project No. 69)                  5.375%      8/1/2016 (4)            13,870        14,159
Louisville & Jefferson County KY Metro. Sewer Dist.                         5.75%     5/15/2033 (3)             5,000         5,159
Louisville & Jefferson County KY Regional Airport Auth.
  Special Fac. Rev. VRDO (UPS Worldwide Forwarding)                         4.45%      5/2/2001                17,800        17,800
                                                                                                                         ----------
                                                                                                                             43,944
                                                                                                                         ----------
LOUISIANA (2.4%)
De Soto Parish LA PCR (Southwestern Electric Power Co.)                     7.60%      1/1/2019                24,300        25,911
Jefferson Parish LA Hosp. Dist. VRDO
  (West Jefferson Medical Center)                                           4.30%      5/2/2001 LOC             4,300         4,300
Louisiana GO                                                                5.75%    11/15/2014 (3)             9,855        10,495
New Orleans LA GO                                                           0.00%      9/1/2016 (2)             5,785         2,506
                                                                                                                         ----------
                                                                                                                             43,212
                                                                                                                         ----------
MAINE (0.5%)
Maine Health & Higher Educ. Fac. Auth. Rev.                                 5.25%      7/1/2023 (1)             9,500         9,192
                                                                                                                         ----------

MARYLAND (1.3%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Medlantic/Helix)                                                         5.25%     8/15/2038 (4)            17,500        16,110
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                                        6.75%      7/1/2030                 7,500         7,882
                                                                                                                         ----------
                                                                                                                             23,992
                                                                                                                         ----------
MASSACHUSETTS (7.3%)
Massachusetts Bay Transp. Auth.                                             7.00%      3/1/2021                15,000        17,967
Massachusetts GO                                                            4.05%      5/3/2001                 1,400         1,400
Massachusetts GO                                                            5.75%      5/1/2002 (Prere.)        5,000         5,220
Massachusetts GO                                                            5.75%     6/15/2014                10,000        10,653
Massachusetts GO                                                            6.00%      6/1/2001 (Prere.)          500           501
Massachusetts GO                                                            6.00%      6/1/2015                14,000        15,596
Massachusetts GO                                                            6.00%      6/1/2016                10,300        11,474
Massachusetts GO                                                            6.50%      8/1/2011                 2,345         2,410
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Boston Medical Center)                                                   5.00%      7/1/2019 (1)             3,450         3,260
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                                        5.625%      7/1/2020                 2,350         1,998
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                                         5.70%      7/1/2015                10,000         8,958
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Univ. of Massachusetts Memorial)                                         5.00%      7/1/2018 (2)             3,685         3,513
Massachusetts Housing Finance Agency                                       6.125%    11/15/2008                 3,500         3,650
Massachusetts Port Auth. Rev.                                               5.00%      7/1/2018                 3,500         3,364
Massachusetts Water Resources Auth. Rev.                                    5.50%     7/15/2002 (Prere.)        5,000         5,126
Massachusetts Water Resources Auth. Rev.                                    6.50%     7/15/2019 ++             32,000        37,228
                                                                                                                         ----------
                                                                                                                            132,318
                                                                                                                         ----------
MICHIGAN (3.0%)
Detroit MI GO                                                              6.375%      4/1/2007                 4,500         4,809
Detroit MI Sewer System Rev.                                                5.75%      7/1/2026 (3)             5,000         5,181



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FACE        MARKET
                                                                                       MATURITY                AMOUNT        VALUE-
LONG-TERM TAX-EXEMPT FUND                                                  COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
Grand Rapids MI Tax Increment Rev. (Downtown Project)                      6.875%      6/1/2024 (1)           $ 7,500    $    8,202
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)                5.875%     10/1/2015                 9,250        10,033
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)                5.875%     10/1/2016                 7,980         8,602
Univ. of Michigan Hosp. Rev. VRDO (Medical Service Plan)                    4.40%      5/2/2001                 4,240         4,240
Wayne Charter County MI Airport Rev.                                        5.25%     12/1/2018 (1)            15,005        14,634
                                                                                                                         ----------
                                                                                                                             55,701
                                                                                                                         ----------
MISSISSIPPI (1.2%)
Jackson County MS Port Fac. PUT VRDO
  (Chevron USA Inc. Project)                                                4.40%      5/2/2001                 2,000         2,000
Mississippi GO                                                              6.00%     11/1/2013                 7,250         7,894
Mississippi GO                                                              6.00%     11/1/2014                10,800        11,696
                                                                                                                         ----------
                                                                                                                             21,590
                                                                                                                         ----------
MISSOURI (0.4%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
  (St. Anthony's Medical Center)                                            6.25%     12/1/2030                 6,750         6,865
                                                                                                                         ----------

NEVADA (1.4%)
Clark County NV Passenger Fac. Rev.                                        5.375%      7/1/2014 (1)            14,780        15,194
Humboldt County NV PCR (Idaho Power Co.)                                    8.30%     12/1/2014                 9,100        10,209
                                                                                                                         ----------
                                                                                                                             25,403
                                                                                                                         ----------
NEW HAMPSHIRE (1.8%)
Manchester NH General Airport Rev.                                         5.625%      1/1/2030                23,000        23,368
New Hampshire Business Finance Auth. PCR
  (Public Service Co. of New Hampshire)                                     6.00%      5/1/2021                10,000         9,750
                                                                                                                         ----------
                                                                                                                             33,118
                                                                                                                         ----------
NEW JERSEY (3.9%)
New Jersey Health Care Fac. Auth. Rev.
  (Atlantic City Medical Center)                                            6.80%      7/1/2005                 3,500         3,686
New Jersey Sports & Exposition Auth. Rev.                                   6.50%      3/1/2013                10,000        11,476
New Jersey Sports & Exposition Auth. Rev.                                   6.50%      3/1/2019                16,745        17,413
New Jersey Transit Corp. COP                                                5.50%     9/15/2012 (2)             5,000         5,372
New Jersey Transit Corp. COP                                                6.00%     9/15/2015 (2)            13,000        14,125
New Jersey Turnpike Auth. Rev.                                             5.625%      1/1/2015 (1)            10,000        10,550
New Jersey Turnpike Auth. Rev. VRDO                                         4.00%      5/2/2001 (3)LOC          8,600         8,600
                                                                                                                         ----------
                                                                                                                             71,222
                                                                                                                         ----------
NEW MEXICO (0.2%)
New Mexico Highway Comm. Tax Rev.                                           6.00%     6/15/2013                 3,000         3,282
                                                                                                                         ----------

NEW YORK (8.3%)
Babylon NY Waste Water Fac. GO                                              9.00%      8/1/2008 (3)             4,900         6,286
Babylon NY Waste Water Fac. GO                                              9.00%      8/1/2009 (3)             2,800         3,658
Babylon NY Waste Water Fac. GO                                              9.00%      8/1/2010 (3)             4,900         6,501
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax                        5.25%      4/1/2026 (1)             4,675         4,636
Metro. NY Transp. Auth. Rev. Dedicated Petroleum Tax                        6.00%      4/1/2020 (1)             6,165         6,770
Metro. NY Transp. Auth. Transp. Fac. Rev.                                   5.70%      7/1/2017 (1)             8,320         8,717
New York City NY GO                                                         5.25%     3/15/2016                 5,000         5,033
New York City NY GO                                                         7.10%      2/1/2002 (1)(Prere.)       355           371
New York City NY GO                                                         7.10%      2/1/2010 (1)               720           752
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev.                                                 7.00%     6/15/2001 (Prere.)           20            20
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                                            4.25%      5/2/2001 (3)             1,900         1,900
New York City NY Transitional Finance Auth. Rev.                            5.00%      5/1/2017                 5,000         4,903



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FACE        MARKET
                                                                                       MATURITY                AMOUNT        VALUE-
                                                                           COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
New York City NY Transitional Finance Auth. Rev.                            6.25%    11/15/2017               $ 5,000    $    5,520
New York State Dormitory Auth. Rev.
  (Sloan Kettering Cancer Center)                                           5.75%      7/1/2020 (1)             7,500         8,015
New York State Dormitory Auth. Rev. (State Univ.)                           7.50%     5/15/2011                18,900        22,529
New York State Local Govt. Assistance Corp.                                5.375%      4/1/2012                 5,275         5,491
New York State Local Govt. Assistance Corp.                                 5.40%      4/1/2013                13,125        13,607
New York State Local Govt. Assistance Corp.                                 5.40%      4/1/2015                 5,700         5,844
New York State Medical Care Fac. Finance Auth. Agency Rev.
  (Hosp. & Nursing Home Mortgage Rev.)                                     6.875%     2/15/2002 (7)(Prere.)       640           671
New York State Medical Care Fac. Finance Auth. Agency Rev.
  (Hosp. & Nursing Home Mortgage Rev.)                                     6.875%     2/15/2032 (7)             4,360         4,533
Triborough Bridge & Tunnel Auth. Rev. NY                                    5.00%      1/1/2015 (4)             5,000         4,985
Triborough Bridge & Tunnel Auth. Rev. NY                                    5.00%      1/1/2016 (4)             5,000         4,954
Triborough Bridge & Tunnel Auth. Rev. NY                                    5.00%      1/1/2024                 6,845         6,480
Triborough Bridge & Tunnel Auth. Rev. NY                                    5.50%      1/1/2030                 7,750         7,819
Triborough Bridge & Tunnel Auth. Rev. NY                                   6.125%      1/1/2021                10,000        11,130
                                                                                                                         ----------
                                                                                                                            151,125
                                                                                                                         ----------
NORTH CAROLINA (1.2%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)                      5.25%     10/1/2024                 5,000         4,502
North Carolina Eastern Muni. Power Agency Rev.                              6.50%      1/1/2018 (ETM)           4,625         5,329
North Carolina Eastern Muni. Power Agency Rev.                              7.50%      1/1/2009 (Prere.)        4,935         5,972
North Carolina Medical Care Rev. (St. Joseph's Health System)               5.10%     10/1/2018                 3,500         3,409
Winston-Salem NC Water & Sewer System Rev.                                  5.50%      6/1/2016                 3,000         3,111
                                                                                                                         ----------
                                                                                                                             22,323
                                                                                                                         ----------
OHIO (1.8%)
Cuyahoga County OH Hosp. Rev. VRDO
  (Cleveland Clinic Foundation)                                             4.25%      5/2/2001                 5,600         5,600
Franklin County OH Hosp. Rev. VRDO (U.S. Health Corp.)                      4.15%      5/3/2001 LOC            11,105        11,105
Hamilton County OH Hosp. Fac. Rev. VRDO
  (Health Alliance of Greater Cincinnati)                                   4.25%      5/2/2001 (1)             2,200         2,200
Lorain County OH Hosp. Fac. Rev. VRDO
  (Catholic Healthcare Partners)                                            4.50%      5/2/2001                 2,500         2,500
Montgomery County OH VRDO (Catholic Health Initiatives)                     4.30%      5/2/2001                 5,800         5,800
Ohio Air Quality Dev. Auth. VRDO
  (Cincinnati Gas & Electric Co. Project)                                   4.30%      5/2/2001 LOC             5,550         5,550
                                                                                                                         ----------
                                                                                                                             32,755
                                                                                                                         ----------
OREGON (0.3%)
Clackamas County OR Hosp. Fac. Auth. Rev.
  (Legacy Health System)                                                    5.50%     2/15/2014                 5,580         5,734
                                                                                                                         ----------

PENNSYLVANIA (5.2%)
Allegheny County PA Sanitation Auth. Sewer Rev.                             6.00%     12/1/2019 (1)            10,000        10,655
Chester County PA Health & Educ. Fac. Auth. Hosp. Rev.                      6.75%      7/1/2031                 3,000         2,951
Delaware County PA IDA Resource Recovery Rev.
  (Browning Ferris)                                                         6.10%      7/1/2013                15,000        14,402
Geisinger Health System Auth. of Pennsylvania VRDO
  (Penn State Geisinger Health System)                                      4.28%      5/2/2001                 2,600         2,600
Pennsylvania GO                                                            6.375%     9/15/2012                13,500        13,968
Pennsylvania Housing Finance Agency Residential Dev. Rev.                   7.50%      7/1/2006                 3,890         4,030
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
  (Children's Hosp. Project)                                                4.35%      5/2/2001                 1,000         1,000
Philadelphia PA Water & Waste Water Rev.                                    7.00%     6/15/2010 (3)            20,000        23,526
Pittsburgh PA GO                                                            5.25%      9/1/2016 (3)             3,845         3,870



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FACE        MARKET
                                                                                       MATURITY                AMOUNT        VALUE-
LONG-TERM TAX-EXEMPT FUND                                                  COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh PA Water & Sewer Auth. Rev.                                      6.50%      9/1/2013 (3)           $10,000    $   11,568
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program)                                   4.22%      5/2/2001 (2)             5,800         5,800
                                                                                                                         ----------
                                                                                                                             94,370
                                                                                                                         ----------
PUERTO RICO (0.2%)
Puerto Rico Electric Power Auth. Rev.                                       5.25%      7/1/2014 (1)             2,000         2,072
Puerto Rico Electric Power Auth. Rev.                                       5.25%      7/1/2014 (4)             2,000         2,072
                                                                                                                         ----------
                                                                                                                              4,144
                                                                                                                         ----------
SOUTH CAROLINA (1.8%)
Piedmont SC Muni. Power Agency Rev.                                         6.50%      1/1/2015 (3)            12,210        13,968
Piedmont SC Muni. Power Agency Rev.                                         6.50%      1/1/2015 (3)(ETM)        2,035         2,350
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)                 7.125%    12/15/2015                 5,000         4,993
South Carolina Transp. Infrastructure Rev.                                  5.75%     10/1/2015 (1)            10,790        11,467
                                                                                                                         ----------
                                                                                                                             32,778
                                                                                                                         ----------
TENNESSEE (1.8%)
Johnson City TN Health & Educ. Rev.
  (Johnson City Medical Center)                                            5.125%      7/1/2025 (1)(ETM)       15,000        14,538
Knoxville TN Health, Educ. & Housing Board Rev.
  (Univ. Health System, Inc.)                                              5.625%      4/1/2024                19,750        18,166
                                                                                                                         ----------
                                                                                                                             32,704
                                                                                                                         ----------
TEXAS (15.6%)
Austin TX Util. System Rev. Capital Appreciation                            0.00%     5/15/2017 (3)             4,900         2,014
Brazos County TX Health Dev. Franciscan Service Corp.                      5.375%      1/1/2022 (1)             5,750         5,647
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines)                                5.95%     11/1/2003                 7,000         7,106
Gulf Coast TX Waste Disposal Auth. PCR VRDO
  (Amoco Oil Project)                                                       4.35%      5/2/2001                 4,900         4,900
Harris County TX GO Capital Appreciation                                    0.00%     10/1/2014 (1)             5,550         2,722
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
  (Methodist Hosp. of Houston)                                              4.35%      5/2/2001                 9,400         9,400
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. VRDO
  (St. Lukes Episcopal Hosp.)                                               4.35%      5/2/2001                 5,000         5,000
Houston TX GO                                                               5.75%      3/1/2014 (4)             3,000         3,171
Houston TX GO                                                               5.75%      3/1/2015 (4)             3,000         3,150
Houston TX GO                                                               5.75%      3/1/2016 (4)             4,500         4,708
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                              0.00%      9/1/2018 +              16,285         6,037
Houston TX Hotel Occupancy Tax & Special Rev.
  (Convention & Entertainment)                                              0.00%      9/1/2021 +              22,720         6,874
Houston TX Hotel Occupancy Tax Rev.                                         5.50%      7/1/2011 (4)            16,760        17,965
Houston TX Independent School Dist.                                         0.00%     9/15/2012 (2)             6,150         3,436
Houston TX Water & Sewer System Rev.                                        0.00%     12/1/2012 (2)            20,500        11,284
Houston TX Water & Sewer System Rev.                                       6.375%     12/1/2001 (2)(Prere.)       705           732
Houston TX Water & Sewer System Rev.                                       6.375%     12/1/2017 (2)             5,295         5,483
Lewisville TX Independent School Dist.                                      0.00%     8/15/2016                 5,630         2,438
Lewisville TX Independent School Dist.                                      0.00%     8/15/2017                 6,940         2,813
Lower Colorado River Auth. TX Rev.                                          5.75%     5/15/2012 (4)             5,500         5,884
Lower Colorado River Auth. TX Rev.                                         5.875%     5/15/2016 (4)            27,500        29,089
Lower Colorado River Auth. TX Rev.                                          6.00%     5/15/2011 (4)            12,605        13,787
Midway TX Independent School Dist. Capital Appreciation                     0.00%     8/15/2016                 4,000         1,732
Northeast TX Independent School Dist.                                       5.00%      2/1/2016                 6,425         6,274
Round Rock TX Independent School Dist.                                      0.00%     8/15/2011 (1)             5,000         2,993
San Antonio TX Electric & Gas Rev.                                          5.00%      2/1/2002 (Prere.)          610           624



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FACE        MARKET
                                                                                       MATURITY                AMOUNT        VALUE-
                                                                           COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
San Antonio TX Electric & Gas Rev.                                          5.00%      2/1/2017 (ETM)         $10,240    $   10,140
San Antonio TX Electric & Gas Rev.                                          5.00%      2/1/2017                 3,285         3,174
San Antonio TX Electric & Gas Rev.                                          5.75%      2/1/2016                11,435        11,921
Texas City TX IDA (ARCO Pipeline Project)                                  7.375%     10/1/2020                17,000        20,716
Texas Muni. Power Agency Rev.                                               0.00%      9/1/2013                39,670        20,832
Texas Muni. Power Agency Rev.                                               0.00%      9/1/2015 (1)            16,740         7,712
Texas Muni. Power Agency Rev.                                               0.00%      9/1/2017 (1)            28,200        11,403
Texas Water Dev. Board Rev.                                                 6.50%     7/15/2010                17,425        19,858
Texas Water Dev. Board Rev.                                                 7.05%      8/1/2025                 5,655         6,172
Tomball TX Hosp. Auth. Rev.                                                 6.00%      7/1/2025                 3,600         3,072
Tomball TX Hosp. Auth. Rev.                                                 6.00%      7/1/2029                 5,000         4,201
                                                                                                                         ----------
                                                                                                                            284,464
                                                                                                                         ----------
UTAH (0.2%)
Intermountain Power Agency UT Power Supply Rev.                             5.75%      7/1/2019 (1)             3,000         3,092
                                                                                                                         ----------

VIRGIN ISLANDS (0.3%)
Virgin Islands Public Finance Auth. Rev.                                    6.50%     10/1/2024                 5,000         5,315
                                                                                                                         ----------

WASHINGTON (3.3%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project )            0.00%      6/1/2014 (1)             5,000         2,468
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)             0.00%      6/1/2017 (1)            11,685         4,724
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)             0.00%      6/1/2018 (1)            10,000         3,790
Port of Seattle WA Rev.                                                    5.625%      2/1/2030 (1)             7,735         7,798
Washington Dept. of Ecology COP (State Office Building Project)             5.00%      4/1/2016                27,820        26,744
Washington GO                                                               5.50%      5/1/2018                 4,000         4,171
Washington GO                                                              5.625%      7/1/2025                 7,030         7,127
Washington GO                                                               6.75%      2/1/2015                 3,450         4,049
                                                                                                                         ----------
                                                                                                                             60,871
                                                                                                                         ----------
WEST VIRGINIA (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)                  7.00%      7/1/2014 (1)             8,975        10,826
                                                                                                                         ----------

WISCONSIN (1.9%)
Wisconsin Clean Water Rev.                                                 6.875%      6/1/2011                20,500        24,120
Wisconsin GO                                                                5.75%      5/1/2015                10,000        10,609
                                                                                                                         ----------
                                                                                                                             34,729
                                                                                                                         ----------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $1,740,599)                                                                                                       1,819,539
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
-----------------------------------------------------------------------------------------------------------------------------------
 Other Assets--Note B                                                                                                        28,236
 Liabilities                                                                                                                (23,182)
                                                                                                                         ----------
                                                                                                                              5,054
                                                                                                                         ----------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                        $1,824,593
===================================================================================================================================


 -See Note A in Notes to Financial Statements.
++Securities with a value of $4,654,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 84.



                                     -----
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
-------------------------------------------------------------------------------------------
                                                                                     AMOUNT
LONG-TERM TAX-EXEMPT FUND                                                             (000)
-------------------------------------------------------------------------------------------
AT APRIL 30, 2001, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------
Paid-in Capital                                                                  $1,761,209
Undistributed Net Investment Income                                                      --
Accumulated Net Realized Losses                                                     (15,425)
Unrealized Appreciation (Depreciation)--Note F
  Investment Securities                                                              78,940
  Futures Contracts                                                                    (131)
-------------------------------------------------------------------------------------------
NET ASSETS                                                                       $1,824,593
===========================================================================================

Investor Shares--Net Assets
Applicable to 121,214,760 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)              $1,327,416
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                    $10.95
===========================================================================================

Admiral Shares--Net Assets
Applicable to 45,400,364 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                $497,177
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                                     $10.95
===========================================================================================



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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
HIGH-YIELD TAX-EXEMPT FUND                                               COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.4%)
-----------------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.8%)
Alabama Special Care Fac. (Baptist Health System)                         5.875%    11/15/2026 (1)         $ 5,000      $  5,130
Courtland AL Dev. Board Solid Waste Disposal Rev.
  (Champion International Corp. Project)                                   6.70%     11/1/2029               9,500         9,915
Jefferson County AL Sewer Rev. Capital Improvement                         5.50%      2/1/2040              30,000        29,712
McIntosh AL IDR (Environmental Improvement)                               5.375%      6/1/2028              17,000        16,143
                                                                                                                        --------
                                                                                                                          60,900
                                                                                                                        --------
ALASKA (0.1%)
North Slope Borough AK GO                                                  7.50%     6/30/2001 (3)           3,000         3,021
                                                                                                                        --------
ARIZONA (2.0%)
Maricopa County AZ PCR                                                    6.375%      8/1/2015              30,000        30,543
Pima County AZ IDA Multifamily Mortgage
  (La Cholla Project)                                                      8.50%      7/1/2020               1,625         1,749
Pima County AZ IDA Multifamily Mortgage
  (La Cholla Project)                                                      8.50%      7/1/2020 ++            4,850         5,216
Univ. of Arizona Board of Regents Rev.                                     6.20%      6/1/2016              26,660        29,952
                                                                                                                        --------
                                                                                                                          67,460
                                                                                                                        --------
ARKANSAS (0.1%)
North Little Rock AR Electric System Rev.                                  6.50%      7/1/2015 (1)           3,450         3,986

CALIFORNIA (8.6%)
ABAG Finance Auth. Nonprofit Corp. California Multifamily Rev.
  (Archstone/Redwood)                                                      5.30%     10/1/2008              10,000        10,006
California Statewide Community Dev. Auth.
  (Catholic Healthcare West)                                               6.50%      7/1/2020              10,000        10,170
California Statewide Community Dev. Auth. Multifamily Rev.
  (Archstone/LeClub)                                                       5.30%      6/1/2008               5,000         5,091
California Statewide Community Dev. Auth. Multifamily Rev.
  (Archstone/Oak Ridge)                                                    5.30%      6/1/2029               5,650         5,753
California Statewide Community Dev. Auth. Multifamily Rev.
  (Archstone/Pelican Hill)                                                 5.30%      6/1/2008               5,000         5,091
California Statewide Community Dev. Auth. Multifamily Rev.
  (Archstone/River Meadows)                                                5.30%      6/1/2008               5,000         5,091
California Statewide Community Dev. Auth. PUT
  (Irvine Apartments)                                                      5.10%     5/17/2010              22,000        21,842
California Statewide Community Dev. Auth. PUT
  (Irvine Apartments)                                                      5.25%     5/15/2013              37,785        37,452
California Veterans GO                                                     5.20%     12/1/2010              22,000        22,334
California Veterans GO                                                     5.25%     12/1/2011              38,000        38,549
Roseville CA North Central Roseville Community Fac. Dist.                  5.40%      9/1/2008               2,000         2,055
Roseville CA North Central Roseville Community Fac. Dist.                  5.80%      9/1/2017              10,000         9,825
Sacramento CA Muni. Util. Dist. Electric Rev.                              5.25%      7/1/2028              18,000        17,173
San Bernardino County CA COP (Capital Fac. Project)                       6.875%      8/1/2024 (ETM)        25,220        30,587
San Bernardino County CA COP (Medical Center Funding)                      7.00%      8/1/2020              12,180        14,348
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.                0.00%     1/15/2009 (1)           3,000         2,088
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.                0.00%     1/15/2016              22,500        14,762
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.                0.00%     1/15/2017              20,000        13,109
Southern California Public Power Auth. Rev.                                6.00%      7/1/2018               3,985         3,987
Tustin CA Unified School Dist. Community Fac.                              6.10%      9/1/2002               8,825         8,989
Tustin CA Unified School Dist. Community Fac.                             6.375%      9/1/2035               7,000         7,091
                                                                                                                        --------
                                                                                                                         285,393
                                                                                                                        --------


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
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
HIGH-YIELD TAX-EXEMPT FUND                                               COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO (2.9%)
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2003 (1)         $ 8,200      $  7,495
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2006 (1)          22,000        17,386
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2007 (1)          12,500         9,359
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2008 (1)          14,000         9,914
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2009 (1)          16,195        10,853
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2010 (1)           7,185         4,543
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2012 (1)          26,795        14,973
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2013 (1)           5,000         2,619
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2014 (1)           8,000         3,930
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2015 (1)           5,000         2,294
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2017 (1)          28,740        11,566
E-470 Public Highway Auth. CO Rev.                                         0.00%      9/1/2018 (1)           5,000         1,887
                                                                                                                        --------
                                                                                                                          96,819
                                                                                                                        --------
CONNECTICUT (1.4%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)                     5.85%      9/1/2028              39,975        39,118
Connecticut Dev. Auth. PCR (Connecticut Power & Light)                     5.95%      9/1/2028               7,200         7,001
                                                                                                                        --------
                                                                                                                          46,119
                                                                                                                        --------
DISTRICT OF COLUMBIA (1.5%)
District of Columbia GO                                                    5.75%      6/1/2010 (1)           5,000         5,419
District of Columbia GO                                                    6.00%      6/1/2012 (1)           7,000         7,775
Metro. Washington D.C. Airport Auth. Rev.                                  5.50%     10/1/2009 (3)           6,795         7,132
Metro. Washington D.C. Airport Auth. Rev.                                  5.50%     10/1/2010 (3)           7,270         7,598
Metro. Washington D.C. Airport Auth. Rev.                                  5.70%     10/1/2007 (1)          12,900        13,619
Metro. Washington D.C. Airport Auth. Rev.                                 5.875%     10/1/2015 (1)           7,400         7,633
                                                                                                                     --------------
                                                                                                                          49,176
                                                                                                                     --------------
FLORIDA (1.5%)
Citrus County FL PCR (Florida Power Corp.)                                 6.35%      2/1/2022               6,500         6,687
Hillsborough County FL IDA PCR VRDO
  (Tampa Electric Co. Project)                                             4.50%      5/2/2001               2,300         2,300
Jacksonville FL Electric Auth. Rev. VRDO (Electric System)                 4.40%      5/2/2001               4,600         4,600
Lee County FL IDA Health Care Fac. Rev.
  (Shell Point Village Project)                                            5.75%    11/15/2011               1,475         1,422
Lee County FL IDA Health Care Fac. Rev.
  (Shell Point Village Project)                                            5.75%    11/15/2014               1,000           938
Northern Palm Beach County FL Improvement Dist.
  Water Control & Improvement Unit Dev.                                    5.85%      8/1/2013               2,500         2,496
Northern Palm Beach County FL Improvement Dist.
  Water Control & Improvement Unit Dev.                                    6.00%      8/1/2029               2,000         1,942
Orlando FL Special Assessment Rev.
  (Conroy Road Interchange Project)                                        5.25%      5/1/2005               1,560         1,515
Orlando FL Special Assessment Rev.
  (Conroy Road Interchange Project)                                        5.50%      5/1/2010               1,000           951
Orlando FL Special Assessment Rev.
  (Conroy Road Interchange Project)                                        5.80%      5/1/2026               1,000           903
Orlando FL Util. Comm. Rev.                                                6.75%     10/1/2017               2,200         2,590
Tallahassee FL Health Fac. Rev.
  (Tallahassee Memorial Healthcare Project)                               6.375%     12/1/2030              23,000        23,587
                                                                                                                        --------
                                                                                                                          49,931
                                                                                                                        --------
GEORGIA (1.6%)
Cartersville GA Water & Waste Water Fac.
  (Anheuser-Busch Cos., Inc.)                                              7.40%     11/1/2010               5,000         5,886
Dalton GA Dev. Auth. Rev. (Hamilton Health Care System)                    5.50%     8/15/2017 (1)           5,000         5,185


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
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                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
                                                                         COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
Effingham County GA Dev. Auth. Solid Waste Disposal Rev.
  (Fort James Project)                                                    5.625%      7/1/2018             $22,500      $ 20,829
Georgia Muni. Electric Auth. Rev.                                          6.60%      1/1/2018 (1)           5,000         5,800
Monroe County GA Dev. Auth. PCR VRDO
  (Oglethorpe Power Corp.)                                                 4.40%      5/2/2001 (2)           1,600         1,600
Savannah GA Hosp. Auth. Rev. (Candler Hosp.)                               7.00%      1/1/2003 (Prere.)     13,000        13,970
                                                                                                                        --------
                                                                                                                          53,270
                                                                                                                        --------
HAWAII (1.3%)
Hawaii Dept. of Budget & Finance (Hawaiian Electric Co.)                   4.95%      4/1/2012 (1)          15,000        15,100
Hawaii GO                                                                  6.25%      3/1/2007 (3)           5,000         5,506
Hawaii Harbor Capital Improvement Rev.                                     5.50%      7/1/2027 (1)          18,500        18,334
Honolulu HI City & County Waste Water System Rev.                          0.00%      7/1/2017 (3)           6,000         2,398
Honolulu HI City & County Waste Water System Rev.                          0.00%      7/1/2018 (3)           2,000           748
                                                                                                                        --------
                                                                                                                          42,086
                                                                                                                        --------
ILLINOIS (4.4%)
Chicago IL Neighborhoods Alive 21 Program GO                               6.50%      1/1/2035 (3)          30,000        34,762
Chicago IL O'Hare International Airport Special Fac. Rev.                 6.375%      5/1/2013              20,000        19,927
Chicago IL Public Building Comm. Rev.                                      7.00%      1/1/2015 (1)(ETM)      9,600        10,989
Chicago IL Public Building Comm. Rev.                                      7.00%      1/1/2020 (1)(ETM)     10,000        11,994
City of Chicago IL GO Project and Refunding                                0.00%      1/1/2026 (1)          10,550         6,031
City of Chicago IL GO Project and Refunding                                0.00%      1/1/2027 (1)          10,075         5,763
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)               7.40%     12/1/2024 (1)          20,000        22,511
Illinois Dev. Finance Auth. Rev. (Regency Park Project)                   10.25%     4/15/2019 *             6,500         5,265
Illinois Dev. Finance Auth. Rev. (Regency Park Project)                  10.625%     4/15/2020 *             6,000         4,860
Illinois Dev. Finance Auth. Rev. Solid Waste Disposal Rev.
  (Waste Management Project)                                               5.05%      1/1/2010               4,000         3,741
Illinois Dev. Finance Auth. Rev. Solid Waste Disposal Rev.
  (Waste Management Project)                                               5.85%      2/1/2007              10,000        10,047
Illinois Health Fac. Auth. Rev. (Centegra Health System)                   5.10%      9/1/2011 (2)           3,105         3,172
Illinois Health Fac. Auth. Rev. (Centegra Health System)                   5.25%      9/1/2018 (2)           3,500         3,414
Illinois Health Fac. Auth. Rev. (United Medical Center)                   8.125%      7/1/2003 (Prere.)      1,900         2,029
                                                                                                                        --------
                                                                                                                         144,505
                                                                                                                        --------
INDIANA (2.0%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)             7.375%      7/1/2023              19,400        22,266
Indiana Office Building Comm. Rev. (Capitol Complex)                       6.90%      7/1/2011 ++           15,660        18,021
Indianapolis IN Local Public Improvement Bond Bank                         6.75%      2/1/2014              21,500        24,946
Indianapolis IN Local Public Improvement Bond Bank                         6.75%      2/1/2020               2,500         2,660
                                                                                                                        --------
                                                                                                                          67,893
                                                                                                                        --------
KANSAS (0.9%)
Overland Park KS Convention Center & Hotel Project                        7.375%      1/1/2032               9,000         9,322
Overland Park KS Convention Center & Hotel Project                         9.00%      1/1/2032              21,100        21,899
                                                                                                                    ---------------
                                                                                                                          31,221
                                                                                                                    ---------------
KENTUCKY (0.4%)
Jefferson County KY (Jewish Hosp. Health)                                  5.65%      1/1/2017 (2)           8,000         8,191
Jefferson County KY (Jewish Hosp. Health)                                  5.70%      1/1/2021 (2)           2,000         2,035
Kentucky Property & Building Comm. Rev.                                    5.80%      9/1/2006               3,100         3,228
                                                                                                                        --------
                                                                                                                          13,454
                                                                                                                        --------
LOUISIANA (1.0%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)                     5.45%      7/1/2010               5,000         4,816
Iberia Parish LA Hosp. Services Dist. Rev.                                 8.00%     5/26/2016               6,250         6,177
West Feliciana Parish LA PCR (Gulf States Util.)                           9.00%      5/1/2015               4,000         4,133
West Feliciana Parish LA PCR PUT (Entergy Gulf States Inc.)                5.65%      9/1/2004              19,000        19,228
                                                                                                                        --------
                                                                                                                          34,354
                                                                                                                        --------
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
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                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
HIGH-YIELD TAX-EXEMPT FUND                                               COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
MAINE (0.2%)
Jay ME Solid Waste Disposal Rev.                                           6.20%      9/1/2019             $ 6,250      $  6,229
                                                                                                                        --------
MARYLAND (2.2%)
Hagerstown MD Energy Financing Administration
  Solid Waste Disposal Rev. (Hagerstown Fiber Project)                     9.00%    10/15/2016 *            17,500         2,100
Maryland Econ. Dev. Corp.
  (Chesapeake Bay Conference Center Project)                               7.75%     12/1/2031              25,000        25,010
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Medlantic/Helix)                                                        5.25%     8/15/2038 (4)          32,055        29,510
Maryland Health & Higher Educ. Fac. Auth. Rev.
  (Univ. of Maryland Medical System)                                       6.75%      7/1/2030              15,000        15,764
                                                                                                                        --------
                                                                                                                          72,384
                                                                                                                        --------
MASSACHUSETTS (6.2%)
Massachusetts Dev. Finance Agency Resource Recovery Rev.
  (Waste Management Inc.)                                                  6.90%     12/1/2029               2,000         2,154
Massachusetts Dev. Finance Agency Rev. VRDO
  (Brooks School)                                                          4.20%      7/1/2029 (1)           1,200         1,200
Massachusetts GO                                                           5.75%     10/1/2011              15,320        16,789
Massachusetts GO                                                           5.75%     10/1/2013               6,450         6,940
Massachusetts GO                                                           5.75%     10/1/2014              10,000        10,689
Massachusetts GO VRDO                                                      4.10%      5/3/2001               4,380         4,380
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Caritas Christi Obligated Group)                                        5.70%      7/1/2015              23,500        21,052
Massachusetts Health & Educ. Fac. Auth. Rev.
  (Partners Healthcare System)                                             5.25%      7/1/2029               5,300         4,716
Massachusetts Housing Finance Agency Rev.                                  5.95%     10/1/2008 (2)          27,485        28,659
Massachusetts Ind. Finance Agency Resource Recovery Rev.
  (Refusetech Inc. Project)                                                6.30%      7/1/2005              34,500        36,306
Massachusetts Ind. Finance Agency Solid Waste Disposal Rev.
  (Massachusetts Paper Co. Project)                                        8.50%     11/1/2012 *             5,098           994
Massachusetts Port Auth. Rev. PUT
  (United Airlines)                                                        5.75%     10/1/2007              16,700        16,723
Massachusetts Water Resources Auth. Rev.                                   6.50%     7/15/2019              43,700        50,840
Massachusetts Water Resources Auth. Rev. VRDO                              4.10%      5/2/2001 (2)           2,490         2,490
                                                                                                                        --------
                                                                                                                         203,932
                                                                                                                        --------
MICHIGAN (3.0%)
Detroit MI GO                                                              6.25%      4/1/2005              13,000        13,857
Detroit MI GO                                                             6.375%      4/1/2006               8,635         9,267
Dickinson County MI Memorial Hosp. System Rev.                            7.625%     11/1/2005                 740           807
Dickinson County MI Memorial Hosp. System Rev.                             8.00%     11/1/2014               5,700         6,538
Michigan Hosp. Finance Auth. Rev.
  (McLaren Health Care Corp.)                                              5.00%      6/1/2028              22,000        18,520
Michigan Housing Dev. Auth. Rev.                                           6.30%      4/1/2004               6,500         6,779
Michigan Public Power Agency Rev.
  (Belle River Project)                                                    5.50%      1/1/2013              27,000        27,436
Michigan Strategic Fund Limited Obligation Rev.
  (UTD Waste Systems Project)                                              5.20%      4/1/2010               1,500         1,428
Michigan Strategic Fund Limited Obligation Rev. PUT
  (Detroit Edison)                                                         4.73%      9/1/2001              12,000        12,026
Univ. of Michigan Hosp. Rev. VRDO
  (Medical Service Plan)                                                   4.40%      5/2/2001               3,000         3,000
                                                                                                                        --------
                                                                                                                          99,658
                                                                                                                        --------
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
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                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
                                                                         COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA (0.8%)
Rochester MN Health Care Fac. Rev. (Mayo Foundation)                      5.375%    11/15/2018             $ 8,850      $  8,865
Rochester MN Health Care Fac. Rev. (Mayo Foundation)                       5.50%    11/15/2027               4,500         4,473
Washington County MN Housing & Redev. Auth. Rev.
  (Woodland Park Project)                                                  0.00%      5/1/2020              35,070         1,973
Washington County MN Housing & Redev. Auth. Rev.
  (Woodland Park Project)                                                  9.75%      5/1/2020              10,035         9,533
                                                                                                                        --------
                                                                                                                          24,844
                                                                                                                        --------
MISSOURI (0.9%)
Missouri Health & Educ. Fac. Auth.
  (St. Luke Mission Health System)                                        5.375%    11/15/2016 (1)           7,000         7,093
St. Louis MO IDA Rev.                                                      7.20%    12/15/2028               5,620         5,853
St. Louis MO IDA Rev.                                                      7.25%    12/15/2035              17,065        17,701
                                                                                                                        --------
                                                                                                                          30,647
                                                                                                                        --------
NEVADA
Clark County NV School District GO VRDO                                    4.30%      5/2/2001 (4)             800           800
                                                                                                                        --------
NEW HAMPSHIRE (0.9%)
New Hampshire Business Finance Auth. PCR PUT
  (United Illuminating)                                                    4.55%      2/1/2004              10,000         9,838
New Hampshire Business Finance Auth. PCR PUT
  (United Illuminating)                                                    5.40%     12/1/2002              12,000        12,192
New Hampshire Health & Higher Educ. Rev.
  (Catholic Medical Center)                                                6.00%      7/1/2017               6,580         6,413
                                                                                                                        --------
                                                                                                                          28,443
                                                                                                                        --------
NEW JERSEY (7.2%)
Gloucester County NJ Improvement Auth. Solid Waste
  Resource Rev. (Waste Management Inc.)                                    6.85%     12/1/2029               5,000         5,421
Gloucester County NJ Improvement Auth. Solid Waste
  Resource Rev. (Waste Management Inc.)                                    7.00%     12/1/2029               1,500         1,626
Hudson County NJ Improvement Auth. Solid Waste
  Systems Rev.                                                             6.00%      1/1/2029               7,500         6,899
Hudson County NJ Improvement Auth. Solid Waste
  Systems Rev.                                                            6.125%      1/1/2019               2,000         1,886
Hudson County NJ Improvement Auth. Solid Waste
  Systems Rev.                                                            6.125%      1/1/2029              16,000        14,721
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.                   5.875%      7/1/2011 (1)           8,000         8,600
New Jersey Econ. Dev. Auth. Rev.
  (Kapkowski Road Landfill-DST Project Elizabeth)                         6.375%      4/1/2018               2,250         2,260
New Jersey Econ. Dev. Auth. Rev.
  (Kapkowski Road Landfill-DST Project Elizabeth)                         6.375%      4/1/2031              30,500        30,739
New Jersey Econ. Dev. Auth. Rev.
  (Kapkowski Road Landfill-DST Project Elizabeth)                          6.50%      4/1/2018               1,000         1,003
New Jersey Econ. Dev. Auth. Special Fac. Rev.
  (Continental Airlines, Inc. Project)                                    6.625%     9/15/2012              26,400        27,152
New Jersey Econ. Dev. Auth. Special Fac. Rev.
  (Continental Airlines, Inc. Project)                                     7.00%    11/15/2030              15,000        15,200
New Jersey Sports & Exposition Auth. Rev.                                  6.50%      3/1/2013              15,000        17,214
New Jersey Transit Corp. Capital Grant Anticipation Notes                  5.50%      2/1/2009 (2)          61,405        62,539
New Jersey Transit Corp. COP                                               5.50%     9/15/2010 (2)          28,085        30,235
New Jersey Transp. Trust Fund Auth. Rev.                                   6.00%     6/15/2011 (1)          10,000        11,026
New Jersey Turnpike Auth. Rev. VRDO                                        4.00%      5/2/2001 (3)LOC        1,900         1,900
                                                                                                                        --------
                                                                                                                         238,421
                                                                                                                        --------
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
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                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
HIGH-YIELD TAX-EXEMPT FUND                                               COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO (1.5%)
New Mexico Highway Comm. Tax Rev.                                          5.25%     6/15/2011             $18,825      $ 19,656
New Mexico Highway Comm. Tax Rev.                                          5.25%     6/15/2013              17,515        18,013
New Mexico Highway Comm. Tax Rev.                                          6.00%     6/15/2014              11,000        11,965
                                                                                                                        --------
                                                                                                                          49,634
                                                                                                                        --------
NEW YORK (9.5%)
Long Island NY Power Auth. Electric System Rev.                            0.00%     12/1/2006 (4)           5,000         3,979
Long Island NY Power Auth. Electric System Rev.                            0.00%      6/1/2011 (4)          16,690        10,405
Long Island NY Power Auth. Electric System Rev.                            0.00%      6/1/2012 (4)          15,100         8,877
Long Island NY Power Auth. Electric System Rev.                            0.00%      6/1/2015 (4)          10,000         4,879
Metro. NY Transit Auth. Rev. (Dedicated Petroleum Tax)                     4.75%      4/1/2028 (3)          12,080        11,010
Metro. NY Transit Auth. Rev. (Dedicated Petroleum Tax)                     6.00%      4/1/2020 (1)          18,000        19,766
Metro. NY Transit Auth. Rev. (Service Contract)                           7.375%      7/1/2008              22,870        25,891
Metro. NY Transp. Auth. Rev. Transp. Fac.                                 5.625%      7/1/2027 (1)          13,480        13,637
Metro. NY Transp. Auth. Rev. Transp. Fac.                                  6.00%      7/1/2019              30,855        32,647
Metro. NY Transp. Auth. Rev. Transp. Fac.                                  6.00%      7/1/2024              13,000        13,693
New York State Dormitory Auth. Rev. (City Univ.)                          6.375%      7/1/2008               1,340         1,405
New York State Dormitory Auth. Rev. (City Univ.)                           7.50%      7/1/2010               5,500         6,379
New York State Dormitory Auth. Rev. (State Univ.)                          7.50%     5/15/2013              13,380        16,516
New York State Housing Finance Agency Auth. Rev.
  (Nursing Home & Healthcare)                                              4.90%     11/1/2010 (1)           9,490         9,715
New York State Housing Finance Agency Auth. Rev.
  (Nursing Home & Healthcare)                                              5.00%     11/1/2011               8,540         8,742
New York State Housing Finance Agency Auth. Rev.
  (Nursing Home & Healthcare)                                              5.10%     11/1/2012              10,425        10,663
New York State Local Govt. Assistance Corp.                                6.00%      4/1/2005 (Prere.)      1,155         1,269
New York State Local Govt. Assistance Corp.                                6.00%      4/1/2016               5,245         5,533
Niagara Falls NY COP (High School Fac.)                                   5.875%     6/15/2019 (1)           8,000         8,432
Port Auth. of New York & New Jersey Consolidated Bonds                     5.50%     7/15/2014              13,620        14,096
Port Auth. of New York & New Jersey Consolidated Bonds                     5.50%     7/15/2015              14,315        14,709
Port Auth. of New York & New Jersey Special Obligation Rev.
  (JFK International Airport)                                              6.25%     12/1/2008 (1)           4,000         4,489
Suffolk County NY IDR (Nissequogue Cogen Partners Fac.)                   4.875%      1/1/2008               1,500         1,454
Triborough Bridge & Tunnel Auth. NY Rev.
  (Convention Center Project)                                              7.25%      1/1/2010              13,500        15,360
Triborough Bridge & Tunnel Auth. NY Rev.
  (General Purpose Rev.)                                                   5.50%      1/1/2017              10,000        10,568
Westchester County NY Health Care Corp. Rev.                              5.875%     11/1/2025              17,500        17,748
Westchester County NY Health Care Corp. Rev.                               6.00%     11/1/2030              21,000        21,550
                                                                                                                        --------
                                                                                                                         313,412
                                                                                                                        --------
NORTH CAROLINA (1.6%)
New Hanover County NC Hosp. Rev.
  (New Haven Regional Medical Center Project)                              5.75%     10/1/2016 (2)          12,500        12,996
North Carolina Eastern Muni. Power Agency Rev.                             6.50%      1/1/2018 (ETM)         6,665         7,679
North Carolina Medical Care Comm. Health Care Fac.
  (Presbyterian Homes, Inc. Project)                                      6.875%     10/1/2021               4,000         4,043
North Carolina Medical Care Comm. Health Care Fac.
  (Presbyterian Homes, Inc. Project)                                       7.00%     10/1/2031              15,000        15,213
North Carolina Medical Care Comm. Retirement Fac. First
  Mortgage Rev. (United Methodist Retirement Home Project)                 7.25%     10/1/2032              13,000        13,084
                                                                                                                        --------
                                                                                                                          53,015
                                                                                                                        --------
NORTHERN MARIANA ISLANDS (0.3%)
Commonwealth of the Northern Mariana Islands GO                           7.375%      6/1/2030              10,500        10,474
                                                                                                                        --------
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
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                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
                                                                         COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
OHIO (3.4%)
Butler County OH Transp. Improvement Dist. Rev.                            5.50%      4/1/2009 (4)         $ 3,000      $  3,216
Cuyahoga County OH Econ. Dev. Rev. VRDO
  (Cleveland Orchestra)                                                    4.35%      5/2/2001 LOC           2,700         2,700
Lucas County OH Hosp. Fac. Rev. (Flower Memorial Hosp.)                   8.125%     12/1/2001 (Prere.)      8,900         9,321
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                     5.20%     12/1/2006 (9)           5,000         5,274
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                     5.25%     12/1/2004 (9)           2,250         2,355
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                     5.35%     12/1/2008 (9)           4,615         4,892
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                    5.375%     12/1/2005 (9)           2,400         2,538
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                     5.40%     12/1/2009 (9)           3,850         4,092
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)                     5.75%     12/1/2007 (9)           3,300         3,580
Ohio Air Quality Dev. Auth. PCR PUT (Cleveland Electric)                   4.60%     10/1/2003               4,500         4,443
Ohio Air Quality Dev. Auth. PCR PUT (Ohio Edison Co.)                      5.80%     12/1/2004              10,000        10,205
Ohio Air Quality Dev. Auth. VRDO
  (Cincinnati Gas & Electric Co. Project)                                  4.30%      5/2/2001 LOC           3,900         3,900
Ohio Higher Educ. Fac. Comm. Rev. VRDO (Kenyon College)                    4.30%      5/2/2001               3,300         3,300
Ohio Solid Waste Rev. VRDO (BP Exploration & Oil Inc. Project)             4.55%      5/2/2001               2,600         2,600
Ohio Water Dev. Auth. PCR PUT (Cleveland Electric)                         4.60%     10/1/2003               3,550         3,505
Ohio Water Dev. Auth. PCR PUT
  (Pennsylvania Power Co. Project)                                         5.90%     12/4/2004               5,200         5,341
Ohio Water Dev. Auth. PCR PUT (Toledo Edison)                              5.25%      9/1/2002               6,000         6,020
Ohio Water Dev. Auth. PCR PUT (Toledo Edison)                              5.58%     6/15/2004              18,800        18,919
Parma OH Hosp. Improvement Rev.
  (Parma Community General Hosp.)                                          5.35%     11/1/2018               2,500         2,264
Scioto County OH Marine Terminal Fac.
  (Norfolk Southern Corp. Project)                                         5.30%     8/15/2013              14,750        14,138
                                                                                                                        --------
                                                                                                                         112,603
                                                                                                                        --------
OKLAHOMA (1.2%)
Jackson County OK Memorial Hosp. Auth. Rev.
  (Jackson Memorial)                                                       6.75%      8/1/2004               2,935         2,840
Jackson County OK Memorial Hosp. Auth. Rev.
  (Jackson Memorial)                                                       7.30%      8/1/2015               4,000         3,701
Norman OK Regional Hosp. Auth.                                            5.625%      9/1/2016 (1)           4,510         4,592
Oklahoma Dev. Finance Auth. (Hillcrest Hosp.)                             5.625%     8/15/2029              17,850        11,818
Tulsa OK Muni. Airport Transp. Rev. (American Airlines)                    5.80%     12/1/2004              15,000        15,178
                                                                                                                        --------
                                                                                                                          38,129
                                                                                                                        --------
OREGON (1.3%)
Klamath Falls OR Electric Rev.                                             5.50%      1/1/2007              11,000        10,810
Klamath Falls OR Electric Rev.                                             5.75%      1/1/2013              20,000        18,941
Oregon Dept. of Administrative Services                                    5.70%      5/1/2016 (2)           3,500         3,823
Portland OR Sewer System Rev.                                              5.50%      6/1/2017 (1)           5,000         5,068
Umatilla County OR Hosp. Fac. Auth. Rev.
  (Catholic Health Initiative)                                             5.75%     12/1/2020               3,000         3,060
                                                                                                                        --------
                                                                                                                          41,702
                                                                                                                        --------
PENNSYLVANIA (8.4%)
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)                                       5.75%      1/1/2011 (1)           6,000         6,417
Beaver County PA IDA PCR PUT (Cleveland Electric Project)                  4.60%     10/1/2003              12,950        12,785
Beaver County PA IDA PCR PUT (Toledo Edison)                               4.85%      6/1/2004              20,850        20,635
Bucks County PA IDA (Chandler Health Care)                                 5.70%      5/1/2009               1,800         1,662
Bucks County PA IDA (Chandler Health Care)                                 6.20%      5/1/2019               1,250         1,079
Delaware County PA Hosp. Auth.
  (Crozer Chester Medical Center)                                         5.125%     12/1/2013               3,400         2,917


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
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                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
HIGH-YIELD TAX-EXEMPT FUND                                               COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County PA Hosp. Auth.
  (Crozer Chester Medical Center)                                          5.30%     12/1/2027             $ 8,905      $  6,965
Delaware County PA IDA PCR PUT (PECO Energy Co. Project)                   5.20%     10/1/2004               1,250         1,259
Delaware County PA IDA Resource Recovery Rev.
  (Browning Ferris)                                                        5.50%      1/1/2002               5,000         4,981
Delaware County PA IDA Resource Recovery Rev.
  (Browning Ferris)                                                        6.10%      1/1/2006               5,500         5,442
Delaware County PA IDA Resource Recovery Rev.
  (Browning Ferris)                                                        6.10%      7/1/2013              30,500        29,284
Geisinger Health System Auth. of Pennsylvania
  (Penn State Geisinger Health System)                                     5.50%     8/15/2023              27,700        27,382
Langhorne PA Higher Educ. & Health Auth. Rev.
  (Lower Bucks Hosp.)                                                      7.30%      7/1/2012               4,500         3,361
Langhorne PA Higher Educ. & Health Auth. Rev.
  (Lower Bucks Hosp.)                                                      7.35%      7/1/2022               7,625         5,470
Montgomery County PA Higher Educ. & Health Auth. Rev.
  (Brittany Point Project)                                                 8.50%      1/1/2003 (Prere.)      5,000         5,492
Montgomery County PA IDA PCR (PECO Energy)                                 5.20%     10/1/2030              16,275        16,396
Pennsylvania Convention Center Auth. Rev.                                  6.60%      9/1/2009 (4)           2,500         2,759
Pennsylvania Convention Center Auth. Rev.                                  6.70%      9/1/2014 (4)           3,500         3,846
Pennsylvania Convention Center Auth. Rev.                                  6.75%      9/1/2019 (4)           3,695         4,045
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                        7.05%     12/1/2010               2,500         2,567
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                       7.125%     12/1/2015              14,000        14,390
Pennsylvania Housing Finance Agency Rev.                                   7.60%      7/1/2013              10,000        10,366
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Seashore Hosp.)                                              7.00%     8/15/2012               3,540         3,713
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Seashore Hosp.)                                              7.00%     8/15/2017               1,000         1,049
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Seashore Hosp.)                                              7.00%     8/15/2022                 500           524
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Methodist Hosp.)                                                        7.75%      7/1/2004 (Prere.)     11,770        13,290
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Roxborough Memorial Hosp.)                                              7.25%      3/1/2024               9,290         8,939
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. VRDO
  (Children's Hosp. Project)                                               4.35%      5/2/2001               1,100         1,100
Philadelphia PA Muni. Auth. Rev.                                          6.125%     7/15/2008               4,000         4,153
Philadelphia PA Muni. Auth. Rev.                                           6.25%     7/15/2013               5,785         5,895
Philadelphia PA Muni. Auth. Rev.                                           6.30%     7/15/2017               1,750         1,767
Philadelphia PA Muni. Auth. Rev.                                          8.625%    11/15/2016                 335           348
Philadelphia PA Special Fac. Rev. IDA
  (U.S. Airways, Inc. Project)                                             7.50%      5/1/2010              15,000        15,040
Philadelphia PA Water & Waste Water Rev.                                   7.00%     6/15/2011 (3)          21,500        25,446
Sayre PA Health Care Fac. Auth. VRDO (VHA of Pennsylvania,
  Pooled Capital Asset Financial Program)                                  4.22%      5/2/2001 (2)             700           700
Schuylkill County PA IDA (Waste Management)                                5.10%     10/1/2019               2,400         2,294
Westmoreland County PA IDA (Waste Management)                              5.10%      5/1/2018               4,400         4,205
                                                                                                                        --------
                                                                                                                         277,963
                                                                                                                        --------
RHODE ISLAND (0.2%)
Rhode Island Convention Center Auth. Rev.                                  5.75%     5/15/2020 (2)           5,000         5,134
                                                                                                                        --------


SOUTH CAROLINA (0.6%)
South Carolina Econ. Dev. Auth. (Palmetto Health Alliance)                7.375%    12/15/2021              19,500        19,779
                                                                                                                        --------


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

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
                                                                         COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE (2.2%)
Johnson City TN Health & Educ. Rev.
  (Johnson City Medical Center)                                           5.125%      7/1/2025 (1)(ETM)    $16,960      $ 16,426
Metro. Govt. of Nashville and Davidson County TN Electric Rev.             5.20%     5/15/2023              20,000        19,589
Metro. Govt. of Nashville and Davidson County TN GO                        5.50%    10/15/2015              14,935        15,574
Metro. Govt. of Nashville and Davidson County TN GO                        5.50%    10/15/2016              13,545        14,035
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
  (Northcrest Medical Center)                                              4.90%      8/1/2008               4,010         3,740
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
  (Northcrest Medical Center)                                              5.25%      8/1/2013               5,450         4,785
                                                                                                                        --------
                                                                                                                          74,149
                                                                                                                        --------
TEXAS (7.2%)
Austin TX Airport System Rev.                                              6.45%    11/15/2020 (1)          17,040        18,040
Austin TX Water, Sewer & Electric Rev.                                    14.00%    11/15/2001                  45            45
Austin TX Water, Sewer & Electric Rev.                                    14.00%    11/15/2001 (ETM)             5             5
Brazos River TX Auth. PCR (Reliant Energy Inc.)                           5.375%      4/1/2019              11,500        10,522
Brazos River TX Auth. PCR PUT (Texas Util. Electric Co.)                   4.80%      4/1/2003              16,545        16,508
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines, Inc.)                         5.95%     11/1/2003              21,300        21,622
Dallas-Fort Worth TX International Airport Fac.
  Improvement Corp. Rev. (American Airlines, Inc.)                         6.05%     11/1/2005               6,250         6,390
Harris County TX GO                                                        0.00%     10/1/2013 (1)           9,630         5,035
Harris County TX Hosp. Dist. Rev.                                          6.00%     2/15/2014 (1)          13,985        14,991
Harris County TX Hosp. Dist. Rev.                                          7.40%     2/15/2010 (2)          17,500        20,216
Hidalgo County TX Health Services Rev.
  (Mission Hosp. Inc. Project)                                            6.875%     8/15/2026               7,880         7,176
Houston TX Water & Sewer System Rev.                                       0.00%     12/1/2004 (2)          12,590        10,847
Houston TX Water & Sewer System Rev.                                       0.00%     12/1/2011 (2)          24,810        14,588
Houston TX Water & Sewer System Rev.                                       0.00%     12/1/2012 (2)          26,000        14,311
Houston TX Water & Sewer System Rev.                                      6.375%     12/1/2001 (2)(Prere.)     285           296
Houston TX Water & Sewer System Rev.                                      6.375%     12/1/2017 (2)           4,245         4,396
Lower Colorado River TX Auth. PCR
  (Samsung Austin Semiconductor LLC Project)                               6.95%      4/1/2030               9,000         9,262
Lower Colorado River TX Auth. Rev.                                         6.00%     5/15/2013 (4)           9,700        10,528
Odessa TX Junior College Dist. Rev.                                       8.125%      6/1/2005 (Prere.)     10,000        11,711
San Antonio TX Electric & Gas Rev.                                         5.00%      2/1/2017 (ETM)         2,560         2,535
San Antonio TX Electric & Gas Rev.                                         5.00%      2/1/2002 (Prere.)        150           153
San Antonio TX Electric & Gas Rev.                                         5.00%      2/1/2017                 790           763
Texas Muni. Power Agency Rev.                                              0.00%      9/1/2006               6,205         4,899
Texas Muni. Power Agency Rev.                                              0.00%      9/1/2016 (1)          14,000         6,047
Texas Turnpike Auth. Dallas Northway Rev.
  (President George Bush Turnpike)                                         0.00%      1/1/2011 (2)           7,000         4,322
Tomball TX Hosp. Auth. Rev.                                                6.00%      7/1/2025               7,400         6,314
Tomball TX Hosp. Auth. Rev.                                                6.00%      7/1/2029              10,000         8,403
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                     5.30%      7/1/2007               2,250         2,158
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                     5.40%      7/1/2008               2,500         2,378
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                     5.50%      7/1/2009               2,000         1,886
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)                    5.625%      7/1/2013               1,680         1,483
                                                                                                                        --------
                                                                                                                         237,830
                                                                                                                        --------
UTAH (1.0%)
Intermountain Power Agency UT Power Supply Rev.                            5.00%      7/1/2021              21,960        20,503
Intermountain Power Agency UT Power Supply Rev.                            5.70%      7/1/2017 (1)          12,000        12,354
                                                                                                                        --------
                                                                                                                          32,857
                                                                                                                        --------


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

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               FACE        MARKET
                                                                                      MATURITY               AMOUNT        VALUE-
HIGH-YIELD TAX-EXEMPT FUND                                               COUPON          DATE                 (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------

VIRGIN ISLANDS (1.4%)
Virgin Islands Public Finance Auth. Rev.                                   5.20%     10/1/2009            $  3,065     $   3,092
Virgin Islands Public Finance Auth. Rev.                                   5.50%     10/1/2007               6,530         6,747
Virgin Islands Public Finance Auth. Rev.                                   5.75%     10/1/2013              11,000        10,705
Virgin Islands Public Finance Auth. Rev.                                  5.875%     10/1/2018               8,350         8,007
Virgin Islands Public Finance Auth. Rev.                                   6.00%     10/1/2008               4,915         4,991
Virgin Islands Public Finance Auth. Rev.                                   6.00%     10/1/2022               1,000           958
Virgin Islands Public Finance Auth. Rev.                                  6.375%     10/1/2019              10,000        10,613
                                                                                                                        --------
                                                                                                                          45,113
                                                                                                                        --------
VIRGINIA (3.8%)
Alexandria VA Redev. & Housing Auth. Multifamily Housing Rev.              7.25%     10/1/2031               5,900         5,864
Alexandria VA Redev. & Housing Auth. Multifamily Housing Rev.              8.25%      4/1/2032                 475           470
Charles City County VA IDA Solid Waste Disposal Rev.
  (Waste Management Project)                                              4.875%      2/1/2009               7,750         7,298
Chesterfield County VA Mortgage Rev.
  (Brandermill Woods Project)                                              6.50%      1/1/2028              15,803        14,206
Lynchburg VA IDA Healthcare Facs. Rev. (Centra Health)                     5.20%      1/1/2018               4,400         4,238
Lynchburg VA IDA Healthcare Facs. Rev. (Centra Health)                     5.20%      1/1/2023               1,000           947
Metro. Washington Airport Auth. Airport System Rev.                        5.50%     10/1/2013               2,500         2,605
Metro. Washington Airport Auth. Airport System Rev.                        5.50%     10/1/2016               2,775         2,827
Metro. Washington Airport Auth. Airport System Rev.                        5.50%     10/1/2017               2,000         2,027
Metro. Washington Airport Auth. Airport System Rev.                        5.50%     10/1/2018               2,000         2,018
Metro. Washington Airport Auth. Airport System Rev.                        5.50%     10/1/2027              24,000        24,066
Pocahontas Parkway Assoc. VA Route 895 Connector
  Toll Road Rev.                                                           5.00%     8/15/2010 (3)           6,100         5,645
Pocahontas Parkway Assoc. VA Route 895 Connector
  Toll Road Rev.                                                           5.00%     8/15/2011               3,900         3,559
Pocahontas Parkway Assoc. VA Route 895 Connector
  Toll Road Rev.                                                           5.25%     8/15/2007               4,600         4,442
Pocahontas Parkway Assoc. VA Route 895 Connector
  Toll Road Rev.                                                           5.25%     8/15/2009               6,000         5,705
Pocahontas Parkway Assoc. VA Route 895 Connector
  Toll Road Rev.                                                           5.50%     8/15/2028              36,725        30,792
Viginia Beach VA Dev. Auth. Residential Care Fac.
  Mortgage Rev. (Westminster Canterbury)                                   7.25%     11/1/2032               9,000         9,359
                                                                                                                        --------
                                                                                                                         126,068
                                                                                                                        --------
WASHINGTON (1.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)            0.00%      6/1/2010 (1)          19,550        12,415
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)            0.00%      6/1/2011 (1)          11,400         6,819
Chelan County WA Public Util. Dist. (Rock Island Hydro Project)            0.00%      6/1/2012 (1)          19,650        11,039
Port Auth. of Seattle WA GO                                                5.75%      5/1/2014              15,600        16,001
Spokane WA Downtown Parking Rev.
  (River Park Square Project)                                              5.60%      8/1/2019               6,000         4,172
                                                                                                                        --------
                                                                                                                          50,446
                                                                                                                        --------
WEST VIRGINIA (0.3%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)                 7.00%      7/1/2013 (1)           8,390        10,110
                                                                                                                        --------
WYOMING (0.1%)
Lincoln County WY PCR VRDO (Exxon Project)                                 4.35%      5/2/2001               3,635         3,635
                                                                                                                        --------
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $3,202,677)                                                                                                    3,256,999
                                                                                                                        --------
-----------------------------------------------------------------------------------------------------------------------------------


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

-------------------------------------------------------------------------------------------------
                                                                                           MARKET
                                                                                           VALUE-
                                                                                            (000)
-------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.6%)
-------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                   $   65,523
Liabilities                                                                               (12,244)
                                                                                       ----------
                                                                                           53,279
                                                                                       ----------
-------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------
Applicable to 314,983,506 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                                     $3,310,278
=================================================================================================
NET ASSET VALUE PER SHARE                                                                  $10.51
=================================================================================================

 -See Note A in Notes to Financial Statements.
++Securities with an aggregate value of $5,791,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 84.

-------------------------------------------------------------------------------------------------
AT APRIL 30, 2001, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------------
                                                                        AMOUNT                PER
                                                                         (000)              SHARE
-------------------------------------------------------------------------------------------------
Paid-in Capital                                                     $3,284,211             $10.43
Undistributed Net Investment Income                                         --                 --
Accumulated Net Realized Losses                                        (33,137)              (.11)
Unrealized Appreciation--Note F
  Investment Securities                                                 54,322                .17
  Futures Contracts                                                      4,882                .02
-------------------------------------------------------------------------------------------------
NET ASSETS                                                          $3,310,278             $10.51
=================================================================================================



                                     -----
                                       83

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.
 *Non-income-producing security--Interest Payments in Default.
**Only partial interest was paid on the last interest payment date.
 +Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2001.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

                                               (C) 2001 The Vanguard Group, Inc.
                                               All rights reserved.
                                               Vanguard Marketing
                                               Corporation, Distributor.

                                               F952 062001



                                     -----
                                       84